Consolidated Schedule of Investments (unaudited) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 14.6%

Cayman Islands — 7.1%
ACIS CLO Ltd., Series 2014-4A, Class A, (LIBOR USD 3 Month + 1.42%), 3.67%, 05/01/26(a)(b)	USD	10,460	$10,475,254
Adams Mill CLO Ltd.(a)(b):
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.10%), 3.40%, 07/15/26		1,111	1,111,081
Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.40%, 07/15/26		5,104	5,103,565
AIMCO CLO, Series 2017-AA, Class A, (LIBOR USD 3 Month + 1.26%), 3.54%, 07/20/29(a)(b)		250	250,169
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(c)		7,900	6,475,733
Allegro CLO I Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.22%), 3.49%, 01/30/26		494	494,111
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.92%, 01/30/26		13,550	13,560,990
Series 2013-1A, Class C, (LIBOR USD 3 Month + 3.45%), 5.72%, 01/30/26		9,020	8,983,761
Allegro CLO II-S Ltd.(a)(b):
Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.36%, 10/21/28		11,500	11,476,474
Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.43%, 10/21/28		2,740	2,716,584
Series 2014-1RA, Class C, (LIBOR USD 3 Month + 3.00%), 5.28%, 10/21/28		7,480	7,231,643
Allegro CLO IV Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.45%, 01/15/30		2,330	2,330,617
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.70%), 4.00%, 01/15/30		6,210	6,212,381
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.30%), 4.60%, 01/15/30		7,950	7,949,164
Allegro CLO VI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 3.43%, 01/17/31(a)(b)		250	248,690
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.21%, 10/18/27		6,420	6,414,569
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 3.95%, 10/18/27		1,310	1,290,047
ALM VI Ltd.(a)(b):
Series 2012-6A, Class A2R3, (LIBOR USD 3 Month + 1.40%), 3.70%, 07/15/26		3,364	3,340,332
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.00%, 07/15/26		5,965	5,889,067

Security		Par (000)	Value

Cayman Islands (continued)
Series 2012-6A, Class DR3, (LIBOR USD 3 Month + 5.05%), 7.35%, 07/15/26	USD	3,100	$2,936,815
ALM VII Ltd.(a):
Series 2012-7A, Class A1A2, (LIBOR USD 3 Month + 1.17%), 3.47%, 07/15/29(b)		17,750	17,759,825
Series 2012-7A, Class SUB, 0.00%, 10/15/2116(c)		17,700	8,454,706
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.71%, 10/15/28(a)(b)		4,060	4,058,728
ALM VIII Ltd.(a)(b):
Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.79%, 10/15/28		18,565	18,570,926
Series 2013-8A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.10%, 10/15/28		400	399,469
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.21%, 04/16/27		19,885	19,882,606
Series 2015-12A, Class BR2, (LIBOR USD 3 Month + 1.65%), 3.97%, 04/16/27		4,957	4,930,955
Series 2015-12A, Class C1R2, (LIBOR USD 3 Month + 2.65%), 4.97%, 04/16/27		4,100	4,057,979
Series 2015-12A, Class C2R2, (LIBOR USD 3 Month + 2.65%), 4.97%, 04/16/27		1,450	1,370,772
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.80%, 07/15/27		8,949	8,921,233
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.20%, 07/15/27		4,371	4,312,683
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.00%, 07/15/27		7,500	7,404,201
Series 2015-16A, Class DR2, (LIBOR USD 3 Month + 5.10%), 7.40%, 07/15/27		1,160	1,094,529
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.95%, 01/15/28(a)(b)		1,880	1,875,208
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.10%, 10/15/28(a)(b)		890	892,065
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.52%, 11/02/30(a)(b)		1,720	1,716,762
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.38%, 11/10/30(a)(b)		1,675	1,668,869
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.54%, 07/24/29(a)(b)		2,500	2,507,941
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 3.53%, 07/25/29(a)(b)		10,125	10,124,213
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.29%, 04/13/31(a)(b)		6,650	6,568,894

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.31%, 01/28/31	USD	2,950	$2,931,488
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 3.76%, 01/28/31		5,550	5,449,365
Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.86%, 01/28/31		1,050	971,123
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.31%, 01/28/31(a)(b)		6,580	6,557,980
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.75%, 01/15/30		15,535	15,288,741
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.15%, 01/15/30		3,700	3,652,040
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.57%, 07/15/30		5,250	5,247,036
Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.85%, 07/15/30		2,660	2,614,953
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.26%, 10/15/27		39,870	39,802,249
Series 2015-7A, Class B1R, (LIBOR USD 3 Month + 1.30%), 3.60%, 10/15/27		1,500	1,489,231
Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.00%, 10/15/27		5,047	4,994,717
Series 2015-7A, Class DR, (LIBOR USD 3 Month + 2.70%), 5.00%, 10/15/27		4,335	4,290,841
Series 2015-7A, Class ER, (LIBOR USD 3 Month + 5.60%), 7.90%, 10/15/27		2,250	2,243,947
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.26%, 07/28/28		7,600	7,603,823
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.86%, 07/28/28		8,855	8,819,317
Series 2016-8A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.36%, 07/28/28		17,190	16,969,620
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.26%, 07/28/28		5,650	5,585,377
Series 2016-8A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.01%, 07/28/28		7,970	7,868,684
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/13/30		2,910	2,903,984
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.95%, 10/13/30		3,680	3,631,492

Security		Par (000)	Value

Cayman Islands (continued)
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 2.15%), 4.45%, 10/13/30	USD	1,160	$1,148,342
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.50%, 10/13/30		1,333	1,295,553
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 6.80%), 9.10%, 10/13/30		3,210	3,127,890
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.29%, 04/20/31(a)(b)		4,630	4,578,644
Apidos CLO XVI, Series 2013-16A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.30%, 01/19/25(a)(b)		2,775	2,778,238
Apidos CLO XVIII, Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 3.42%, 10/22/30(a)(b)		250	249,097
Apidos CLO XXI, Series 2015-21A, Class CR, (LIBOR USD 3 Month + 2.45%), 4.75%, 07/18/27(a)(b)		500	487,465
Apidos CLO XXII(a)(b):
Series 2015-22A, Class C, (LIBOR USD 3 Month + 3.80%), 6.08%, 10/20/27		1,500	1,490,196
Series 2015-22A, Class D, (LIBOR USD 3 Month + 6.00%), 8.28%, 10/20/27		750	738,534
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 8.25%, 01/15/27(a)(b)		3,752	3,705,135
Apidos CLO XXIX, Series 2018-29A, Class D, (LIBOR USD 3 Month + 5.25%), 7.53%, 07/25/30(a)(b)		1,860	1,669,081
Apres Static CLO Ltd.(a)(b):
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.75%), 4.05%, 01/15/27		1,150	1,146,563
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.65%), 5.95%, 01/15/27		6,000	5,966,822
Series 2019-1A, Class D, (LIBOR USD 3 Month + 6.65%), 8.95%, 01/15/27		1,500	1,498,559
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.02%, 12/15/27(a)(b)		9,740	9,735,995
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.02%, 08/15/27(a)(b)		4,410	4,409,454
Ares XLI CLO Ltd., Series 2016-41A, Class D, (LIBOR USD 3 Month + 4.20%), 6.50%, 01/15/29(a)(b)		1,400	1,389,802
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 8.85%, 10/15/29(a)(b)		550	530,756
Ares XLV CLO Ltd., Series 2017-45A, Class C, (LIBOR USD 3 Month + 2.05%), 4.35%, 10/15/30(a)(b)		1,125	1,102,991
Ares XXIX CLO Ltd.(a)(b):
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.49%, 04/17/26		499	499,213

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2014-1A, Class BR, (LIBOR USD 3 Month + 2.30%), 4.60%, 04/17/26	USD	4,700	$4,714,530
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.76%, 07/29/26(a)(b)		585	584,445
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.47%, 10/15/30		1,500	1,498,113
Series 2015-4A, Class DR, (LIBOR USD 3 Month + 6.15%), 8.45%, 10/15/30		2,440	2,307,825
Assurant CLO I Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.98%, 10/20/29(a)(b)		1,710	1,704,224
ASSURANT CLO III Ltd., Series 2018- 2A, Class C, (LIBOR USD 3 Month + 2.25%), 4.53%, 10/20/31(a)(b)		1,130	1,107,536
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(a)(c)		13,300	1,298,905
Atrium XII(a)(b):
Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.11%, 04/22/27		6,765	6,766,200
Series 12A, Class CR, (LIBOR USD 3 Month + 1.65%), 3.93%, 04/22/27		4,365	4,322,586
Avery Point IV CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.38%, 04/25/26		8,925	8,931,505
Series 2014-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.78%, 04/25/26		3,750	3,748,790
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.28%, 07/17/26		5,120	5,122,272
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.80%, 07/17/26		1,730	1,723,717
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.34%, 08/05/27		20,200	20,220,531
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.79%, 08/05/27		9,070	9,008,316
Avery Point VII CLO Ltd., Series 2015- 7A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.44%, 01/15/28(a)(b)		15,000	14,999,252
Babson CLO Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.19%), 3.47%, 10/20/30		3,750	3,738,138
Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 3.68%, 01/20/31		250	244,030
Bain Capital Credit CLO Ltd.(a)(b):
Series 2016-2A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.26%, 01/15/29		4,000	4,004,356
Series 2016-2A, Class BR, (LIBOR USD 3 Month + 1.80%), 3.92%, 01/15/29		2,650	2,652,441

Security		Par (000)	Value

Cayman Islands (continued)
Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.38%, 07/19/31	USD	5,210	$5,166,515
Ballyrock CLO Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.35%), 3.65%, 10/15/28		25,250	25,289,312
Series 2016-1A, Class B1R, (LIBOR USD 3 Month + 1.65%), 3.95%, 10/15/28		18,000	18,000,515
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.70%, 10/15/28		5,750	5,747,078
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.50%), 5.80%, 10/15/28		9,050	8,997,225
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.23%, 07/20/29(a)(b)		2,210	2,208,500
Battalion CLO VII Ltd.(a)(b):
Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 3.34%, 07/17/28		1,870	1,865,253
Series 2014-7A, Class BRR, (LIBOR USD 3 Month + 2.50%), 4.80%, 07/17/28		11,862	11,849,779
Battalion CLO X Ltd.(a)(b):
Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 01/24/29		37,550	37,626,835
Series 2016-10A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.08%, 01/24/29		22,300	22,237,758
Series 2016-10A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.73%, 01/24/29		5,000	4,969,070
Series 2016-10A, Class DR, (LIBOR USD 3 Month + 6.65%), 8.93%, 01/24/29		2,500	2,446,209
Battalion CLO XI Ltd., Series 2017-11A, Class E, (LIBOR USD 3 Month + 5.98%), 8.26%, 10/24/29(a)(b)		2,420	2,325,275
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.42%, 12/15/35(a)(b)		12,520	12,547,044
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.03%, 04/20/31(a)(b)		370	321,965
Benefit Street Partners CLO II Ltd.(a)(b):
Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.05%, 07/15/29		19,635	19,570,004
Series 2013-IIA, Class CR, (LIBOR USD 3 Month + 3.70%), 6.00%, 07/15/29		1,500	1,488,323
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 07/20/29(a)(b)		250	250,776
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1RR, (LIBOR USD 3 Month + 1.25%), 3.53%, 01/20/29		25,180	25,204,160
Series 2014-IVA, Class A2RR, (LIBOR USD 3 Month + 1.75%), 4.03%, 01/20/29		2,500	2,492,431

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Benefit Street Partners CLO VI Ltd.(a)(b):
Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.54%, 10/18/29	USD	19,287	$19,267,362
Series 2015-VIA, Class A2R, (LIBOR USD 3 Month + 1.72%), 4.02%, 10/18/29		3,868	3,845,388
Series 2015-VIA, Class BR, (LIBOR USD 3 Month + 2.40%), 4.70%, 10/18/29		2,750	2,746,023
Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 5.75%, 10/18/29		2,640	2,612,258
Benefit Street Partners CLO VII Ltd.(a)(b):
Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.08%, 07/18/27		4,980	4,980,544
Series 2015-VIIA, Class D, (LIBOR USD 3 Month + 5.35%), 7.65%, 07/18/27		7,930	7,677,745
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.38%, 01/20/31(a)(b)		3,140	3,130,052
Benefit Street Partners CLO X Ltd.(a)(b):
Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.44%, 01/15/29		1,000	1,001,579
Series 2016-10A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.05%, 01/15/29		1,850	1,845,423
Series 2016-10A, Class BR, (LIBOR USD 3 Month + 2.40%), 4.70%, 01/15/29		4,500	4,486,746
Black Diamond CLO Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.45%), 3.75%, 02/06/26		1,650	1,649,779
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.15%), 3.45%, 10/17/26		1,461	1,462,008
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.51%, 01/20/29		13,443	13,453,943
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.46%, 10/22/30		9,405	9,396,613
Series 2015-1A, Class C, (LIBOR USD 3 Month + 3.75%), 6.05%, 04/13/27		2,670	2,661,545
Series 2015-1A, Class D, (LIBOR USD 3 Month + 5.45%), 7.75%, 04/13/27		3,611	3,594,643
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.28%, 04/20/31		1,470	1,460,574
Bristol Park CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.25%), 9.55%, 04/15/29(a)(b)		750	740,370
Burnham Park CLO Ltd., Series 2016- 1A, Class AR, (LIBOR USD 3 Month + 1.15%), 0.00%, 10/20/29(a)(b)		14,250	14,250,000

Security		Par (000)	Value

Cayman Islands (continued)
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.27%, 04/17/31	USD	5,730	$5,669,921
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 3.31%, 07/27/31		1,540	1,530,371
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 2.25%), 4.51%, 04/27/27		750	729,591
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 4.35%), 6.61%, 04/27/27		1,250	1,192,454
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.86%, 07/28/28		7,120	7,117,019
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.78%, 07/20/32		1,140	1,104,588
Series 2016-3A, Class D, (LIBOR USD 3 Month + 7.00%), 9.28%, 10/20/29		750	744,376
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.48%, 01/15/30(a)(b)		4,750	4,736,694
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.53%, 07/20/30		6,700	6,676,567
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 4.05%, 10/17/29		2,595	2,590,265
Series 2017-3A, Class B1, (LIBOR USD 3 Month + 1.70%), 4.00%, 10/17/29		450	445,670
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.24%, 07/15/31		1,110	1,110,261
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 3.80%, 07/15/31		1,860	1,828,126
CDO Repack SPC Ltd., Series 2006- CLF1, Class D1, 7.11%, 05/20/30(a)		1,210	1,287,476
Cedar Funding II CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 3.33%, 06/09/30		1,734	1,732,968
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 3.85%, 06/09/30		4,900	4,881,767
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (LIBOR USD 3 Month + 1.23%), 3.49%, 07/23/30(a)(b)		1,500	1,499,911
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 3.26%, 04/20/31		3,390	3,350,642
Series 2018-9A, Class E, (LIBOR USD 3 Month + 5.35%), 7.63%, 04/20/31		1,670	1,477,178
Cedar Funding VI CLO Ltd.(a)(b): Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.37%, 10/20/28		17,830	17,807,067

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2016-6A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.28%, 10/20/28	USD	3,800	$3,629,059
Series 2016-6A, Class ER, (LIBOR USD 3 Month + 5.90%), 8.18%, 10/20/28		3,300	3,084,785
Cedar Funding VII CLO Ltd., Series 2018-7A, Class E, (LIBOR USD 3 Month + 4.55%), 6.83%, 01/20/31(a)(b)		2,963	2,455,969
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/17/30		30,739	30,733,061
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 4.00%, 10/17/30		1,920	1,897,936
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 4.55%, 10/17/30		250	244,890
Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.55%, 10/17/30		250	244,727
Cent CLO 17 Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.30%, 04/30/31(a)(b)		9,600	9,506,847
Cent CLO 19 Ltd., Series 2013-19A, Class C, (LIBOR USD 3 Month + 3.30%), 5.56%, 10/29/25(a)(b)		450	448,155
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.37%, 10/15/26(a)(b)		15,620	15,616,468
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.07%, 07/16/30		500	497,172
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.51%, 10/18/30		10,950	10,955,776
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.10%), 3.40%, 01/18/31		630	623,218
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.43%, 10/17/30		3,650	3,646,410
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.78%), 3.08%, 04/15/27		3,498	3,488,464
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.00%, 04/15/27		5,675	5,608,102
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.98%, 04/23/29		2,870	2,859,838
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.45%), 4.73%, 04/23/29		9,270	9,267,782
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.24%), 3.52%, 04/20/30		7,750	7,744,439
Clear Creek CLO, Series 2015-1A, Class ER, (LIBOR USD 3 Month + 6.30%), 8.58%, 10/20/30(a)(b)		1,375	1,264,544
Cumberland Park CLO Ltd.(a)(b): Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.08%, 07/20/28		1,470	1,443,906

Security		Par (000)	Value

Cayman Islands (continued)
Series 2015-2A, Class ER, (LIBOR USD 3 Month + 5.65%), 7.93%, 07/20/28	USD	834	$808,956
Cutwater Ltd., Series 2014-1A, Class A1AR, (LIBOR USD 3 Month + 1.25%), 3.55%, 07/15/26(a)(b)		3,252	3,252,278
CVP Cascade CLO-1 Ltd., Series 2013- CLO1, Class A1R, (LIBOR USD 3 Month + 1.15%), 3.47%, 01/16/26(a)(b)		301	300,753
Deer Creek CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.46%, 10/20/30		1,250	1,241,424
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.35%), 8.63%, 10/20/30		500	467,029
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.50%, 10/15/30(a)(b)		1,000	946,432
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, (LIBOR USD 3 Month + 1.14%), 3.42%, 07/20/29(a)(b)		11,750	11,756,453
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.42%, 01/15/31(a)(b)		3,819	3,804,259
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (LIBOR USD 3 Month + 1.02%), 3.32%, 04/15/31(a)(b)		1,415	1,407,190
Dryden Senior Loan Fund, Series 2017- 47A, Class E, (LIBOR USD 3 Month + 6.20%), 8.50%, 04/15/28(a)(b)		500	471,754
Dryden XXV Senior Loan Fund(a)(b):
Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.20%, 10/15/27		19,920	19,920,576
Series 2012-25A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.15%, 10/15/27		1,500	1,486,018
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.20%, 04/15/29(a)(b)		1,470	1,468,021
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.36%, 08/15/30(a)(b)		23,925	23,932,453
Eaton Vance CLO Ltd.(a)(b):
Series 2013-1A, Class A1RR, (LIBOR USD 3 Month + 1.16%), 3.38%, 01/15/28		10,150	10,157,374
Series 2013-1A, Class A2RR, (LIBOR USD 3 Month + 1.85%), 4.07%, 01/15/28		5,000	5,002,478
Series 2013-1A, Class BRR, (LIBOR USD 3 Month + 2.80%), 5.02%, 01/15/28		6,250	6,254,292
Elm CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.17%), 3.47%, 01/17/29		11,970	11,983,652
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.75%), 4.05%, 01/17/29		1,000	999,733
Elmwood CLO I Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.35%), 3.63%, 04/20/30(a)(b)		7,250	7,260,486

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Emerson Park CLO Ltd.(a)(b):
Series 2013-1A, Class B1R, (LIBOR USD 3 Month + 1.45%), 3.75%, 07/15/25	USD	984	$984,195
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.40%), 5.70%, 07/15/25		1,859	1,864,164
Flatiron CLO Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.19%, 04/15/27		4,763	4,764,506
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.90%), 4.20%, 04/15/27		3,025	3,015,164
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.50%, 10/15/30(a)(b)		1,795	1,787,934
Galaxy XXIII CLO Ltd., Series 2017- 23A, Class A, (LIBOR USD 3 Month + 1.28%), 3.56%, 04/24/29(a)(b)		15,942	15,942,234
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 3.56%, 11/15/26		250	248,418
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 3.84%, 11/15/26		4,650	4,611,436
Series 2018-29A, Class D, (LIBOR USD 3 Month + 2.40%), 4.56%, 11/15/26		6,420	6,326,327
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 8.70%, 10/15/30(a)(b)		1,500	1,450,377
GLG Ore Hill CLO Ltd., Series 2013-1A, Class A, (LIBOR USD 3 Month + 1.12%), 3.42%, 07/15/25(a)(b)		97	96,625
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.20%), 4.48%, 04/20/29(a)(b)		1,940	1,936,050
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.37%, 10/29/29		6,130	6,118,464
Series 2014-9A, Class ER2, (LIBOR USD 3 Month + 5.66%), 7.92%, 10/29/29		2,250	2,131,703
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 3.37%, 01/18/31(a)(b)		1,001	998,561
Halcyon Loan Advisors Funding Ltd.(a)(b):
Series 2013-2A, Class A, (LIBOR USD 3 Month + 1.20%), 3.45%, 08/01/25		18	17,566
Series 2013-2A, Class C, (LIBOR USD 3 Month + 2.70%), 4.95%, 08/01/25		250	250,327
Series 2014-3A, Class B1R, (LIBOR USD 3 Month + 1.70%), 3.98%, 10/22/25		2,220	2,225,818
Highbridge Loan Management Ltd.(a)(b): Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 3.55%, 07/18/31		930	927,333

Security		Par (000)	Value

Cayman Islands (continued)
Series 12A-18, Class D, (LIBOR USD 3 Month + 5.15%), 7.45%, 07/18/31	USD	1,860	$1,627,491
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 6.60%), 8.88%, 10/20/29		500	482,639
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.29%, 02/05/31		8,145	8,066,611
Series 7A-2015, Class BR, (LIBOR USD 3 Month + 1.18%), 3.34%, 03/15/27		580	570,377
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 3.86%, 03/15/27		1,670	1,643,153
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 4.56%, 03/15/27		1,160	1,127,322
Series 7A-2015, Class ER, (LIBOR USD 3 Month + 5.00%), 7.16%, 03/15/27		740	702,508
HPS Loan Management Ltd.(a)(b):
Series 10A-16, Class C, (LIBOR USD 3 Month + 3.65%), 5.93%, 01/20/28		1,250	1,240,305
Series 14A-19, Class A1, (LIBOR USD 3 Month + 1.27%), 3.54%, 07/25/30		1,000	1,000,398
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.44%, 10/19/28(a)(b)		4,550	4,540,759
KKR CLO Ltd.(a)(b):
Series 16, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 01/20/29		7,200	7,199,521
Series 16, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.08%, 01/20/29		5,700	5,698,461
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.35%, 01/20/31(a)(b)		13,480	13,423,482
LCM XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(a)(c)		2,122	950,724
LCM XX LP(a)(b):
Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.32%, 10/20/27		8,350	8,356,044
Series 20A, Class BR, (LIBOR USD 3 Month + 1.55%), 3.83%, 10/20/27		2,000	1,991,218
LCM XXI LP, Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.16%, 04/20/28(a)(b)		3,670	3,655,718
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.59%, 03/20/30(a)(b)		1,350	1,352,930
Limerock CLO III LLC(a)(b):
Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 1.20%), 3.48%, 10/20/26		4,153	4,152,165
Series 2014-3A, Class C, (LIBOR USD 3 Month + 3.60%), 5.88%, 10/20/26		8,490	8,196,759
LoanCore Issuer Ltd., Series 2018- CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.16%, 05/15/28(a)(b)		20,720	20,735,494

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A, Class AR2, (LIBOR USD 3 Month + 1.22%), 3.50%, 01/20/29	USD	9,500	$9,499,721
Series 2012-10A, Class BR2, (LIBOR USD 3 Month + 1.80%), 4.08%, 01/20/29		31,600	31,592,782
Series 2012-10A, Class CR2, (LIBOR USD 3 Month + 2.35%), 4.63%, 01/20/29		32,060	32,039,206
Series 2012-10A, Class DR2, (LIBOR USD 3 Month + 3.25%), 5.53%, 01/20/29		1,600	1,571,711
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.42%, 07/23/29(a)(b)		10,237	10,249,613
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.25%, 04/19/30(a)(b)		9,230	9,218,369
Madison Park Funding XIX Ltd.(a)(b):
Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 01/22/28		2,000	1,999,950
Series 2015-19A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.03%, 01/22/28		5,000	4,994,694
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.71%, 01/27/26(a)(b)		1,160	1,156,667
Madison Park Funding XVI Ltd.(a)(b):
Series 2015-16A, Class A1R, (LIBOR USD 3 Month + 1.33%), 3.61%, 04/20/26		4,183	4,184,388
Series 2015-16A, Class A2R, (LIBOR USD 3 Month + 1.90%), 4.18%, 04/20/26		500	501,056
Series 2015-16A, Class C, (LIBOR USD 3 Month + 3.70%), 5.98%, 04/20/26		2,050	2,043,933
Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 7.78%, 04/20/26		4,030	4,026,547
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.47%, 10/21/30(a)(b)		17,320	17,328,547
Madison Park Funding XXI Ltd.(a)(b):
Series 2016-21A, Class A1, (LIBOR USD 3 Month + 1.53%), 3.81%, 07/25/29		5,090	5,091,949
Series 2016-21A, Class A2, (LIBOR USD 3 Month + 2.00%), 4.28%, 07/25/29		2,000	1,999,213
Series 2016-21A, Class B, (LIBOR USD 3 Month + 2.75%), 5.03%, 07/25/29		6,810	6,806,233
Madison Park Funding XXIII Ltd.(a)(b):
Series 2017-23A, Class A, (LIBOR USD 3 Month + 1.21%), 3.47%, 07/27/30		4,500	4,496,386
Series 2017-23A, Class E, (LIBOR USD 3 Month + 6.25%), 8.51%, 07/27/30		1,000	948,231

Security		Par (000)	Value

Cayman Islands (continued)
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, (LIBOR USD 3 Month + 6.10%), 8.38%, 04/25/29(a)(b)	USD	1,500	$1,412,570
Madison Park Funding XXX Ltd.(b):
Series 2018-30A, Class E, (LIBOR USD 3 Month + 4.95%), 7.25%, 04/15/29(a)		2,050	1,906,008
Series 2018-30X, Class E, (LIBOR USD 3 Month + 4.95%), 7.25%, 04/15/29		1,000	929,760
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class SUB, 0.00%, 04/25/48(a)(c)		12,450	11,073,466
Marathon CLO VII Ltd., Series 2014-7A, Class A1R, (LIBOR USD 3 Month + 1.32%), 3.58%, 10/28/25(a)(b)		722	722,428
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.18%, 06/15/28(a)(b)		4,790	4,790,973
Mariner CLO LLC(a)(b):
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.50%), 4.78%, 04/20/29		5,500	5,480,250
Series 2016-3A, Class DR, (LIBOR USD 3 Month + 3.80%), 6.06%, 07/23/29		1,500	1,493,423
Series 2017-4A, Class A, (LIBOR USD 3 Month + 1.21%), 3.48%, 10/26/29		2,310	2,305,521
MidOcean Credit CLO III, Series 2014- 3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 3.25%, 04/21/31(a)(b)		9,380	9,229,376
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.88%, 07/20/24(a)(b)		12,080	12,081,666
Mountain Hawk III CLO Ltd., Series 2014-3A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.50%, 04/18/25(a)(b)		27,107	27,139,238
MP CLO VII Ltd., Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.08%), 3.38%, 10/18/28(a)(b)		6,005	5,970,900
MP CLO VIII Ltd., Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 3.68%, 10/28/27(a)(b)		11,750	11,640,515
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 5.93%, 04/22/29(a)(b)		1,432	1,404,840
Neuberger Berman CLO XVI-S Ltd.(a)(b):
Series 2017-16SA, Class A, (LIBOR USD 3 Month + 0.85%), 3.15%, 01/15/28		2,220	2,212,771
Series 2017-16SA, Class D, (LIBOR USD 3 Month + 2.50%), 4.80%, 01/15/28		1,650	1,604,186
Neuberger Berman CLO XX Ltd.(a)(b):
Series 2015-20A, Class AR, (LIBOR USD 3 Month + 0.80%), 3.10%, 01/15/28		1,311	1,309,644
Series 2015-20A, Class DR, (LIBOR USD 3 Month + 2.40%), 4.70%, 01/15/28		1,750	1,698,635
Series 2015-20A, Class ER, (LIBOR USD 3 Month + 5.00%), 7.30%, 01/15/28		3,663	3,424,163

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class BR, (LIBOR USD 3 Month + 1.55%), 3.85%, 10/17/27(a)(b)	USD	500	$495,996
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.47%, 10/18/30(a)(b)		9,050	9,034,266
Oaktree CLO Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 3.15%, 10/20/27		10,390	10,383,935
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 5.20%), 7.48%, 10/20/27		2,000	1,955,738
OCP CLO Ltd.(a)(b):
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 3.35%, 04/26/31		1,410	1,397,612
Series 2014-7A, Class A2RR, (LIBOR USD 3 Month + 1.65%), 3.93%, 07/20/29		1,350	1,338,286
Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 3.15%, 04/17/27		5,711	5,711,394
Series 2015-8A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.15%, 04/17/27		4,625	4,610,223
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.12%, 10/26/27		1,750	1,739,245
Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.42%, 10/18/28		9,793	9,799,752
Series 2016-12A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.90%, 10/18/28		1,500	1,483,234
Series 2016-12A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.30%, 10/18/28		3,160	3,038,231
Series 2017-13A, Class D, (LIBOR USD 3 Month + 6.63%), 8.93%, 07/15/30		3,080	2,981,770
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.20%), 8.48%, 03/17/30(a)(b)		500	482,180
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.58%, 07/20/30(a)(b)		1,000	954,614
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.47%, 01/20/31(a)(b)		1,625	1,620,634
Octagon Investment Partners Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 3.28%, 04/16/31(a)(b)		14,800	14,632,624
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.28%, 01/25/31(a)(b)		20,165	20,035,912

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners XXIII Ltd.(a)(b):
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.15%, 07/15/27	USD	1,470	$1,444,329
Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.05%, 07/15/27		3,130	3,057,814
OFSI Fund VI Ltd.(a)(b):
Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.43%, 03/20/25		19,506	19,478,698
Series 2014-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.80%, 03/20/25		10,400	10,248,578
Series 2014-6A, Class CR, (LIBOR USD 3 Month + 2.50%), 4.80%, 03/20/25		7,830	7,805,438
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.20%, 10/18/26(a)(b)		1,916	1,914,331
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, (LIBOR USD 3 Month + 1.01%), 3.29%, 10/20/25(a)(b)		301	301,140
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (LIBOR USD 3 Month + 4.20%), 6.34%, 11/20/27(a)(b)		2,520	2,522,291
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (LIBOR USD 3 Month + 7.15%), 9.43%, 01/21/30(a)(b)		740	740,287
OHA Loan Funding Ltd.(a)(b):
Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.19%, 05/23/31		10,470	10,421,463
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.41%), 3.57%, 08/15/29		2,050	2,050,357
Series 2016-1A, Class B1, (LIBOR USD 3 Month + 1.80%), 4.08%, 01/20/28		1,157	1,156,692
Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.55%), 4.83%, 01/20/28		11,605	11,613,382
Series 2016-1A, Class D, (LIBOR USD 3 Month + 3.75%), 6.03%, 01/20/28		12,830	12,732,813
Series 2016-1A, Class E, (LIBOR USD 3 Month + 6.50%), 8.78%, 01/20/28		5,338	5,252,282
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.28%, 01/22/29(a)(b)		17,095	17,092,022
OZLM Funding IV Ltd.(a)(b):
Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 10/22/30		9,995	9,938,294
Series 2013-4A, Class A2R, (LIBOR USD 3 Month + 1.70%), 3.98%, 10/22/30		960	950,676
OZLM Funding Ltd.:
Series 2012-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.51%, 07/22/29(a)(b)		500	499,818
Series 2012-1A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 4.13%, 07/22/29(a)(b)		625	624,889

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 5.88%, 07/22/29(a)(b)	USD	350	$341,617
Series 2012-1X, Class SUB, 0.00%, 07/22/29(c)		4,610	1,383,313
OZLM Ltd., Series 2019-24A, Class A2A, (LIBOR USD 3 Month + 2.25%), 4.41%, 07/20/32(a)(b)		4,000	3,996,768
OZLM VI Ltd., Series 2014-6A, Class SUB, 0.00%, 04/17/31(a)(c)		3,200	1,171,482
OZLM VIII Ltd.(a)(b):
Series 2014-8A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.50%, 10/17/29		4,750	4,641,508
Series 2014-8A, Class CRR, (LIBOR USD 3 Month + 3.15%), 5.45%, 10/17/29		1,835	1,744,482
OZLM XIV Ltd.(a)(b):
Series 2015-14A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 0.00%, 01/15/29		14,750	14,750,000
Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.00%, 01/15/29		8,000	7,954,579
Series 2015-14A, Class B1R, (LIBOR USD 3 Month + 2.10%), 4.40%, 01/15/29		8,870	8,799,944
Series 2015-14A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.30%, 01/15/29		9,535	9,197,746
OZLM XIX Ltd., Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.52%, 11/22/30(a)(b)		2,250	2,242,179
OZLM XV Ltd.(a)(b):
Series 2016-15A, Class A1, (LIBOR USD 3 Month + 1.49%), 3.77%, 01/20/29		7,880	7,890,868
Series 2016-15A, Class A2A, (LIBOR USD 3 Month + 2.10%), 4.38%, 01/20/29		2,920	2,917,169
Series 2016-15A, Class C, (LIBOR USD 3 Month + 4.00%), 6.28%, 01/20/29		1,560	1,549,442
Series 2016-15A, Class D, (LIBOR USD 3 Month + 7.15%), 9.43%, 01/20/29		1,560	1,552,878
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.43%, 01/17/31		1,670	1,666,384
Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.22%), 3.37%, 05/21/29		8,250	8,248,041
Series 2015-1A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 3.80%, 05/21/29		1,000	999,663
Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 3.15%), 5.30%, 05/21/29		1,500	1,499,608
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 3.70%), 5.98%, 07/20/30		420	414,755
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 6.50%), 8.78%, 07/20/30		2,120	2,044,002

Security		Par (000)	Value

Cayman Islands (continued)
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.33%, 04/18/31	USD	5,910	$5,870,352
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.51%, 08/15/26		10,427	10,385,339
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.30%), 3.60%, 10/15/25		4,220	4,205,537
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 3.06%, 11/15/26		6,623	6,620,215
Series 2018-4A, Class B, (LIBOR USD 3 Month + 1.90%), 4.06%, 11/15/26		12,720	12,651,161
Series 2018-4A, Class C, (LIBOR USD 3 Month + 2.55%), 4.71%, 11/15/26		7,050	6,714,841
Series 2018-5A, Class B, (LIBOR USD 3 Month + 1.90%), 4.18%, 01/20/27		11,488	11,435,878
Series 2018-5A, Class C, (LIBOR USD 3 Month + 2.55%), 4.83%, 01/20/27		7,255	7,198,740
Series 2018-5A, Class D, (LIBOR USD 3 Month + 4.25%), 6.53%, 01/20/27		11,900	11,769,457
Series 2018-5A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/20/27		4,750	3,671,370
Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.79%, 08/20/27		4,750	4,745,141
Series 2019-3A, Class C, (LIBOR USD 3 Month + 3.40%), 5.59%, 08/20/27		2,000	1,997,995
Series 2019-4A, Class A2, (LIBOR USD 3 Month + 1.60%), 0.00%, 10/24/27		2,250	2,249,977
Series 2019-4A, Class C, (LIBOR USD 3 Month + 3.25%), 0.00%, 10/24/27		1,000	1,000,000
Parallel Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.13%, 07/20/27		4,810	4,805,033
Series 2015-1A, Class C1R, (LIBOR USD 3 Month + 1.75%), 4.03%, 07/20/27		1,670	1,624,296
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.55%), 4.83%, 07/20/27		3,250	3,108,814
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.98%, 07/20/29		1,560	1,546,024
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 5.85%), 8.00%, 08/23/31		4,250	3,839,574
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.40%, 11/14/29		8,065	8,045,979

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.88%, 11/14/29	USD	1,820	$1,812,573
Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.15%), 4.33%, 11/14/29		2,000	1,972,224
Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.22%), 8.40%, 11/14/29		5,270	5,042,807
Race Point IX CLO Ltd., Series 2015- 9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.51%, 10/15/30(a)(b)		2,070	2,069,998
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 3.55%, 01/15/29(a)(b)		700	701,453
Regatta VI Funding Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.70%), 4.98%, 07/20/28		3,000	2,852,668
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 5.00%), 7.28%, 07/20/28		3,000	2,889,841
Rockford Tower CLO Ltd.(a):
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.10%, 04/15/29(b)		5,670	5,649,943
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.55%), 4.85%, 04/15/29(b)		5,750	5,754,557
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.25%), 5.55%, 04/15/29(b)		6,860	6,812,486
Series 2017-1A, Class E, (LIBOR USD 3 Month + 5.40%), 7.70%, 04/15/29(b)		7,800	7,066,054
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.05%, 10/15/29(b)		5,700	5,661,170
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 4.60%, 10/15/29(b)		1,250	1,232,934
Series 2017-2A, Class D, (LIBOR USD 3 Month + 3.45%), 5.75%, 10/15/29(b)		5,360	5,321,607
Series 2017-2A, Class E, (LIBOR USD 3 Month + 6.08%), 8.38%, 10/15/29(b)		9,010	8,535,696
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.47%, 10/20/30(b)		18,245	18,209,856
Series 2017-3A, Class B, (LIBOR USD 3 Month + 1.47%), 3.75%, 10/20/30(b)		1,150	1,121,402
Series 2017-3A, Class E, (LIBOR USD 3 Month + 5.75%), 8.03%, 10/20/30(b)		5,555	5,230,730
Series 2017-3A, Class SUB, 0.00%, 10/20/30(c)		2,000	1,767,138
Series 2018-1A, Class E, (LIBOR USD 3 Month + 5.85%), 7.99%, 05/20/31(b)		740	691,031
Series 2018-1A, Class SUB, 0.00%, 05/20/31(c)		2,000	1,670,518
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 4.08%, 10/20/31(b)		1,087	1,082,059

Security		Par (000)	Value

Cayman Islands (continued)
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 8.28%, 10/20/31(b)	USD	1,690	$1,515,704
Series 2018-2A, Class SUB, 0.00%, 10/20/31(c)		2,000	1,708,280
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.31%, 04/20/31(a)(b)		2,520	2,492,654
RR 2 Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 2.00%), 4.30%, 10/15/29		500	492,238
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.20%), 8.50%, 10/15/29		1,340	1,273,664
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.39%, 01/15/30(a)(b)		500	496,575
Seneca Park CLO Ltd.(a):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.42%, 07/17/26(b)		132	132,384
Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.45%, 07/17/26(b)		2,000	2,006,119
Series 2014-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.80%, 07/17/26(b)		11,660	11,698,196
Series 2014-1A, Class SUB, 0.00%, 07/17/26(c)		2,000	119,148
Shackleton CLO Ltd., Series 2013-3A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.42%, 07/15/30(a)(b)		8,880	8,822,468
Silver Creek CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.52%, 07/20/30		3,750	3,750,565
Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.35%), 5.63%, 07/20/30		500	497,760
Series 2014-1A, Class E1R, (LIBOR USD 3 Month + 5.62%), 7.90%, 07/20/30		500	458,434
Sound Point CLO XI Ltd., Series 2016- 1A, Class CR, (LIBOR USD 3 Month + 2.25%), 4.53%, 07/20/28(a)(b)		4,670	4,621,632
Sound Point CLO XIV Ltd.(a)(b):
Series 2016-3A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.30%, 01/23/29		8,600	8,627,977
Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 4.91%, 01/23/29		1,560	1,563,946
Series 2016-3A, Class E, (LIBOR USD 3 Month + 6.65%), 8.91%, 01/23/29		375	375,720
Sound Point CLO XV Ltd.(a)(b):
Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.25%, 01/23/29		7,900	7,900,000
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.50%), 4.76%, 01/23/29		5,338	5,302,477
Sound Point CLO XXIII Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.40%), 3.88%, 04/15/32(a)(b)		22,720	22,704,732

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Sound Point CLO XXIV, Series 2019- 3A, Class D, (LIBOR USD 3 Month + 4.11%), 6.22%, 10/25/32(a)(b)	USD	4,000	$3,987,147
Staniford Street CLO Ltd., Series 2014- 1A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.30%, 06/15/25(a)(b)		550	549,811
Steele Creek CLO Ltd., Series 2017- 1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.55%, 01/15/30(a)(b)		420	418,722
Strata CLO I Ltd.(a):
Series 2018-1A, Class E, (LIBOR USD 3 Month + 7.08%), 9.38%, 01/15/31(b)		1,690	1,556,856
Series 2018-1A, Class USUB, 0.00%, 01/15/2118(c)		7,680	6,029,860
Sudbury Mill CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.15%), 3.45%, 01/17/26		494	493,946
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.17%), 3.47%, 01/17/26		856	856,170
Symphony CLO XII Ltd., Series 2013- 12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.33%, 10/15/25(a)(b)		757	757,998
Symphony CLO XIV Ltd., Series 2014- 14A, Class A1R, (LIBOR USD 3 Month + 1.28%), 3.58%, 07/14/26(a)(b)		1,764	1,767,539
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.18%, 04/15/28(a)(b)		5,170	5,146,963
Symphony CLO XVIII Ltd.(a)(b):
Series 2016-18A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.41%, 01/23/28		9,950	9,955,324
Series 2016-18A, Class B, (LIBOR USD 3 Month + 1.80%), 4.06%, 01/23/28		300	299,423
Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.26%, 01/23/28		750	744,650
TCI-Symphony CLO Ltd., Series 2017- 1A, Class E, (LIBOR USD 3 Month + 6.45%), 8.75%, 07/15/30(a)(b)		1,921	1,851,865
Thacher Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.44%, 10/20/26		5,661	5,661,213
Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.48%, 10/20/26		500	499,695
Series 2014-1A, Class D1R, (LIBOR USD 3 Month + 3.40%), 5.68%, 10/20/26		4,340	4,315,754
THL Credit Wind River CLO Ltd.(a)(b):
Series 2012-1A, Class BR2, (LIBOR USD 3 Month + 1.45%), 3.75%, 01/15/26		2,650	2,645,918
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.35%, 07/15/28		1,500	1,498,147
TIAA CLO II Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.28%), 3.56%, 04/20/29(a)(b)		250	250,086

Security		Par (000)	Value

Cayman Islands (continued)
TIAA CLO III Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.47%, 01/16/31	USD	269	$266,689
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 3.82%, 01/16/31		750	733,392
TICP CLO VI Ltd.(a)(b):
Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.70%), 4.00%, 01/15/29		1,000	996,485
Series 2016-6A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.70%, 01/15/29		2,000	1,931,837
TICP CLO VII Ltd., Series 2017-7A, Class E, (LIBOR USD 3 Month + 6.51%), 8.81%, 07/15/29(a)(b)		6,830	6,681,047
TICP CLO XII Ltd., Series 2018-12A, Class E, (LIBOR USD 3 Month + 5.50%), 7.80%, 01/15/31(a)(b)		1,250	1,215,348
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 4.93%, 10/20/28(a)(b)		7,560	7,371,116
TRESTLES CLO II Ltd., Series 2018- 2A, Class D, (LIBOR USD 3 Month + 5.75%), 8.03%, 07/25/31(a)(b)		3,860	3,452,775
Trestles CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.65%), 5.93%, 07/25/29(a)(b)		750	745,100
TRESTLES CLO Ltd.(a)(b):
Series 2017-1A, Class A1A, (LIBOR USD 3 Month + 1.29%), 3.57%, 07/25/29		17,950	17,973,678
Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.55%), 4.83%, 07/25/29		3,127	3,121,075
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, (LIBOR USD 3 Month + 0.45%), 2.59%, 03/03/39(a)(b)		50,060	3,105,973
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.48%, 07/15/26(a)(b)		1,209	1,209,753
Venture XXIV CLO Ltd., Series 2016- 24A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.46%, 10/20/28(a)(b)		5,250	5,250,000
Vibrant CLO V Ltd., Series 2016-5A, Class A, (LIBOR USD 3 Month + 1.55%), 3.83%, 01/20/29(a)(b)		2,920	2,921,098
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (LIBOR USD 3 Month + 1.27%), 3.55%, 09/15/30(a)(b)		3,746	3,726,938
Voya CLO Ltd.(a)(b):
Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.76%, 07/23/27		750	742,439
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.43%, 10/15/30		3,500	3,494,033
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.81%, 04/15/29		22,100	22,099,615
West CLO Ltd., Series 2013-1A, Class C, (LIBOR USD 3 Month + 3.65%), 5.86%, 11/07/25(a)(b)		1,025	1,024,821

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.21%), 3.49%, 07/20/28	USD	14,200	$14,235,001
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.53%, 07/20/28		2,315	2,269,362
York CLO 3 Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.88%, 10/20/29		9,678	9,596,898
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.68%, 10/20/29		7,052	6,801,323
York CLO 4 Ltd.(a)(b):
Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.63%), 3.91%, 01/20/30		1,885	1,888,763
Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.38%, 01/20/30		5,890	5,883,140
York CLO-3 Ltd.(a):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.53%, 10/20/29(b)		6,540	6,535,083
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.03%, 10/20/29(b)		15,455	15,357,723
Series 2016-1A, Class FR, (LIBOR USD 3 Month + 7.25%), 9.53%, 10/20/29(b)		2,917	2,553,551
Series 2016-1A, Class SUB, 0.00%, 10/20/29(c)		9,100	6,140,798
York CLO-4 Ltd.(a):
Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.94%), 9.22%, 01/20/30(b)		6,180	6,017,543
Series 2016-2A, Class SUB, 0.00%, 01/20/30(c)		11,990	7,778,896

			2,354,930,353

France — 0.0%(b)
FCT Autonoria:
Series 2019-1, Class C, (EURIBOR 1 Month + 1.20%), 0.74%, 09/25/35	EUR	900	980,955
Series 2019-1, Class D, (EURIBOR 1 Month + 1.60%), 1.14%, 09/25/35		600	653,970
Series 2019-1, Class E, (EURIBOR 1 Month + 2.70%), 2.24%, 09/25/35		900	980,955
FCT Noria:
Series 2018-1, Class D, (EURIBOR 1 Month + 1.50%), 1.05%, 06/25/38		1,475	1,618,202
Series 2018-1, Class E, (EURIBOR 1 Month + 2.65%), 2.20%, 06/25/38		1,561	1,714,878

			5,948,960

Security		Par (000)	Value

Ireland — 0.2%
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(b)	EUR	2,480	$2,664,253
Aqueduct European CLO DAC(b):
Series 2017-2X, Class B1, (EURIBOR 3 Month + 1.20%), 1.20%, 10/15/30		2,518	2,714,026
Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30		534	538,657
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(b)		2,200	2,340,037
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(b)		450	488,244
Avoca, Series 2018X, Class B1, (EURIBOR 3 Month + 1.25%), 1.25%, 04/15/31(b)		5,800	6,191,846
Avoca CLO DAC, Series 2018X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(b)		2,300	2,344,144
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)		2,610	2,541,816
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)		1,760	1,678,502
Series 15X, Class M1, 0.00%, 04/15/31(c)		3,100	2,606,647
Avoca CLO XX DAC, Series 20X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 07/15/32(b)		783	825,221
BILB, Series 1X, Class A2A, (EURIBOR 3 Month + 1.30%), 1.30%, 07/20/31(b)		4,300	4,611,914
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(b)		1,400	1,420,099
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30(c)		600	549,378
Cadogan Square CLO XI DAC, Series 11X, Class C, (EURIBOR 3 Month + 1.85%), 1.85%, 02/15/31(b)		1,350	1,458,165
CIFC European Funding CLO I DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.86%), 5.86%, 07/15/32(b)		1,378	1,455,338
CVC Cordatus Loan Fund IV Ltd., Series 4X, Class SUB, 0.00%, 04/22/30(c)		10,200	6,973,534
CVC Cordatus Loan Fund VI DAC:
Series 6X, Class ER, (EURIBOR 3 Month + 4.51%), 4.51%, 04/15/32(b)		1,340	1,318,276
Series 6X, Class SUB, 0.00%, 04/15/32(c)		2,925	1,883,222
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 08/26/32(b)(d)		2,050	2,167,366
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class A1, (EURIBOR 3 Month + 1.14%), 1.14%, 04/25/32(b)		2,975	3,258,080
GLGE, Series 4X, (EURIBOR 3 Month + 1.05%), 1.05%, 10/15/30(b)		3,581	3,812,230

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(b)	EUR	880	$926,795
Harvest CLO XXII DAC, Series 22X, Class E, (EURIBOR 3 Month + 6.11%), 6.11%, 01/15/32(b)		2,000	2,088,771
Invesco Euro CLO I DAC, Series 1X, Class B, (EURIBOR 3 Month + 1.85%), 1.85%, 07/15/31(b)		2,860	3,128,342
OCP Euro CLO DAC(b):
Series 2017-2X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 01/15/32		1,500	1,626,178
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32		897	964,571
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		600	608,024
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(b)		400	430,036
OZLME, Series 4X, Class B1, (EURIBOR 3 Month + 1.35%), 1.35%, 10/15/31(b)		2,890	3,112,604
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(b)		862	913,962
Providus CLO III DAC, Series 3X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 07/20/32(b)		1,600	1,685,974
Sound Point Euro CLO II Funding DAC, Series 2X, Class X, (EURIBOR 3 Month + 0.50%), 0.50%, 10/26/32(b)		1,500	1,633,917
Voya Euro CLO I DAC(b):
Series 1X, Class A, (EURIBOR 3 Month + 0.75%), 0.75%, 10/15/30		3,420	3,722,460
Series 1X, Class SUB, (EURIBOR 3 Month + 0.00%), 0.00%, 10/15/30		1,749	1,746,214

			76,428,843

Italy — 0.0%
Brignole Co. SRL, Series 2019-1, Class C, (EURIBOR 1 Month + 2.90%), 2.49%, 07/24/34(b)		225	245,300

Luxembourg — 0.0%(b)
E-Carat SA:
Series 10FR, Class C, (EURIBOR 1 Month + 1.10%), 0.67%, 12/20/28		400	435,980
Series 10FR, Class D, (EURIBOR 1 Month + 1.50%), 1.07%, 12/20/28		200	217,990
Silver Arrow SA Compartment:
Series 10, Class C, (EURIBOR 1 Month + 1.35%), 0.90%, 03/15/27		300	328,958
Series 10, Class D, (EURIBOR 1 Month + 2.60%), 2.14%, 03/15/27		300	334,381

			1,317,309

Netherlands — 0.1%
ALME Loan Funding V BV, Series 5X, Class B1R, (EURIBOR 3 Month + 1.60%), 1.60%, 07/15/31(b)		2,900	3,180,394
Avoca CLO XIV DAC: Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		2,240	2,337,228

Security		Par (000)	Value

Netherlands (continued)
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)	EUR	1,100	$1,082,545
Series 14X, Class SUB, 0.00%, 01/12/31(c)		4,510	3,496,721
Cairn CLO IX BV(b):
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 03/21/32		2,600	2,810,085
Series 2018-9X, Class E, (EURIBOR 3 Month + 4.13%), 4.13%, 04/25/32		1,240	1,206,165
Dryden 46 Euro CLO BV, Series 2016- 46X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 01/15/30(b)		780	850,312
Dryden 56 Euro CLO BV, Series 2017- 56X, Class E, (EURIBOR 3 Month + 4.72%), 4.72%, 01/15/32(b)		1,225	1,221,547
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (EURIBOR 3 Month + 1.48%), 1.48%, 10/18/31(b)		2,600	2,820,481
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,000	1,037,477
Series 3X, Class SUB, 0.00%, 08/24/30(c)		3,000	2,510,794
Tikehau CLO, Series 5X, Class E, (EURIBOR 3 Month + 5.82%), 5.82%, 04/15/32(b)		1,093	1,154,294

			23,708,043

Portugal — 0.1%
TAGUS — Sociedade de Titularizacao de Creditos SA:
Series 4, Class SNR, 2.42%, 02/12/21		7,166	7,900,752
Series 5, Class SEN, 0.85%, 02/12/22		16,437	18,053,557
Series 7, 0.70%, 02/12/24(d)		13,887	15,151,396

			41,105,705

United Kingdom — 0.1%
Motor plc:
Series 2016-1, Class C, 3.75%, 11/25/25	GBP	6,720	8,363,379
Series 2016-1, Class D, 4.25%, 11/25/25		1,325	1,645,333
Series 2016-1, Class E, 5.25%, 11/25/25		1,112	1,383,479
Newday Funding plc(b):
Series 2017-1, Class C, (LIBOR GBP 1 Month + 1.90%), 2.61%, 07/15/25		3,800	4,679,686
Series 2017-1, Class D, (LIBOR GBP 1 Month + 2.25%), 2.96%, 07/15/25		3,900	4,810,633
PCL Funding II plc(b):
Series 2017-1, Class B, (LIBOR GBP 1 Month + 1.75%), 2.46%, 06/15/22		904	1,112,715
Series 2017-1, Class C, (LIBOR GBP 1 Month + 2.25%), 2.96%, 06/15/22		556	681,254

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
PCL Funding III plc(b):
Series 2017-2, Class B, (LIBOR GBP 1 Month + 1.40%), 2.11%, 06/15/23	GBP	821	$1,002,523
Series 2017-2, Class C, (LIBOR GBP 1 Month + 1.85%), 2.56%, 06/15/23		635	763,217
Trafford Centre Finance Ltd. (The), Series B2, (LIBOR GBP 3 Month + 0.83%), 1.60%, 07/28/35(b)		3,400	3,676,779
Turbo Finance 8 plc, Series 8, Class C, (LIBOR GBP 1 Month + 1.95%), 2.66%, 02/20/26(b)		1,275	1,571,448
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27		7,973	11,047,971

			40,738,417

United States — 7.0%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 2.36%, 04/25/36(b)	USD	14,870	8,037,686
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.15%, 05/25/37(b)		8,167	2,256,208
ACE Securities Manufactured Housing Loan Trust, Series 2003-MH1, Class B2, 0.00%, 08/15/30(a)(d)		4,541	3,545,215
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57(a)		26,707	27,475,638
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		4,536	2,041,170
Series 2018-A, Class A, 3.85%, 04/25/58(a)(d)		27,472	27,035,610
Series 2018-A, Class B, 0.00%, 04/25/58(a)(d)		7,257	4,208,965
Series 2018-B, Class A, 3.75%, 02/26/57(a)(d)		16,152	16,143,436
Series 2018-B, Class B, 0.00%, 02/26/57(a)(d)		8,449	2,365,699
Series 2018-D, Class A, 3.75%, 08/25/58(a)(c)(d)		31,223	31,341,213
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)(d)		7,878	4,411,548
Series 2018-E, Class A, 4.38%, 06/25/58(a)(c)		13,218	13,360,749
Series 2018-E, Class B, 5.25%, 06/25/58(a)(c)		2,263	2,355,059
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)(d)		5,854	1,755,135
Series 2018-F, Class A, 4.38%, 11/25/58(a)(c)(d)		45,615	45,961,297
Series 2018-F, Class B, 5.25%, 11/25/58(a)(c)(d)		6,598	6,526,920
Series 2018-F, Class C, 0.00%, 11/25/58(a)(d)		15,951	7,758,803
Series 2018-G, Class A, 4.38%, 06/25/57(a)(c)(d)		39,725	39,971,458
Series 2018-G, Class B, 5.25%, 06/25/57(a)(c)(d)		5,510	5,444,816
Series 2018-G, Class C, 5.25%, 06/25/57(a)(d)		14,248	13,489,664
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)		38,444	38,406,188

Security		Par (000)	Value

United States (continued)
Series 2019-A, Class B, 5.25%, 08/25/57(a)(c)(d)	USD	4,203	$4,142,434
Series 2019-A, Class C, 0.00%, 08/25/57(a)		10,566	9,026,812
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)		63,336	63,453,864
Series 2019-B, Class B, 5.25%, 01/25/59(a)(c)		6,949	6,813,161
Series 2019-B, Class C, 0.00%, 01/25/59(a)(d)		17,782	14,613,316
Series 2019-C, Class A, 3.95%, 10/25/58(a)(c)(d)		17,003	17,138,778
Series 2019-E, Class A, 3.00%, 10/30/59		59,520	59,322,178
Series 2019-E, Class B, 4.88%, 10/30/59		5,540	5,505,917
Series 2019-E, Class C, 0.00%, 10/30/59(e)		14,280	6,475,709
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (LIBOR USD 3 Month + 3.00%), 5.30%, 10/15/27(a)(b)		1,750	1,687,089
ALM XVII Ltd.(a)(b):
Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 3.23%, 01/15/28		250	249,421
Series 2015-17A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.40%, 01/15/28		2,350	2,341,192
Series 2015-17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.10%, 01/15/28		2,530	2,473,102
American Homes 4 Rent Trust(a):
Series 2014-SFR2, Class E, 6.23%, 10/17/36		8,624	9,600,437
Series 2015-SFR1, Class XS, 0.00%, 04/17/52(c)		23,091	231
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 2.50%, 05/25/35(b)		8,515	7,861,492
B2R Mortgage Trust(a):
Series 2015-2, Class A, 3.34%, 11/15/48		1,297	1,297,747
Series 2015-2, Class XA, 2.51%, 11/15/48(c)		15,645	303,981
BankAmerica Manufactured Housing Contract Trust(c):
Series 1997-2, Class B1, 7.07%, 02/10/22		4,500	3,420,828
Series 1998-2, Class B1, 7.58%, 12/10/25		8,475	4,936,245
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 3.04%, 05/28/39		28,044	25,857,385
Series 2004-B, Class A2, (LIBOR USD 1 Month + 1.30%), 3.34%, 05/28/39		1,554	1,312,504
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 3.04%, 02/28/40		6,985	6,766,821
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 3.04%, 12/28/40		3,197	3,155,764

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BCMSC Trust(c):
Series 2000-A, Class A2, 7.58%, 06/15/30	USD	7,777	$2,569,863
Series 2000-A, Class A3, 7.83%, 06/15/30		7,219	2,465,980
Series 2000-A, Class A4, 8.29%, 06/15/30		5,207	1,883,104
Bear Stearns Asset-Backed Securities I Trust(b):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 3.74%, 08/25/34		644	648,433
Series 2006-HE1, Class 1M4, (LIBOR USD 1 Month + 0.68%), 2.70%, 12/25/35		4,526	5,982,728
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.19%, 09/25/36		6,071	7,180,294
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 2.19%, 05/25/35		5,113	5,504,373
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.18%, 01/25/37		2,867	2,836,507
Series 2007-HE2, Class 1A4, (LIBOR USD 1 Month + 0.32%), 2.34%, 03/25/37		2,795	2,087,442
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.16%, 03/25/37		4,280	4,249,851
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.16%, 03/25/37		7,446	7,895,346
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 2.27%, 04/25/37		2,942	3,141,341
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 2.37%, 04/25/37		18,629	16,327,995
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.22%, 01/25/36(b)		444	443,031
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.19%, 01/18/29(a)(b)		3,630	3,615,397
Carrington Mortgage Loan Trust(b):
Series 2006-FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 2.27%, 04/25/36		9,244	7,858,566
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%), 2.14%, 10/25/36		3,445	2,669,504
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36		9,465	7,373,502
Series 2006-FRE2, Class A5, (LIBOR USD 1 Month + 0.08%), 2.10%, 03/25/35		4,041	3,115,137
Series 2006-NC1, Class M2, (LIBOR USD 1 Month + 0.42%), 2.44%, 01/25/36		1,620	1,273,049
Series 2006-NC3, Class A4, (LIBOR USD 1 Month + 0.24%), 2.26%, 08/25/36		9,267	7,237,704

Security		Par (000)	Value

United States (continued)
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36	USD	2,960	$2,748,786
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 2.17%, 01/25/37		1,372	1,134,513
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%), 2.24%, 10/25/36		5,940	4,980,411
C-BASS Trust, Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36(b)		1,837	1,402,761
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.01%, 06/25/37(f)		7,650	7,517,557
Citigroup Mortgage Loan Trust(b):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.22%, 05/25/37		18,782	13,710,053
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.29%, 05/25/37		8,532	6,283,632
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 2.34%, 11/25/36(b)		7,880	6,989,570
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(c)		77,381	78,342,573
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		3,603	3,613,087
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		5,695	5,717,914
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		4,254	4,325,462
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		995	916,993
Series 1998-6, Class M1, 6.63%, 06/01/30(c)		2,978	2,847,164
Series 1998-8, Class A1, 6.28%, 09/01/30		3,030	3,200,865
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		7,344	6,570,454
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		3,155	2,206,823
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		3,384	2,286,861
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		4,613	1,982,651
Series 2000-4, Class A5, 7.97%, 05/01/32		16,309	6,609,058
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		5,759	2,433,383
Series 2000-5, Class A6, 7.96%, 05/01/31		6,758	3,672,297
Series 2000-5, Class A7, 8.20%, 05/01/31		12,305	6,878,216
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A4, 6.63%, 01/25/29(f)		1,299	1,437,506
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(a)		5,704	5,561,638

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36(f)	USD	1,418	$1,300,611
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(f)		2,397	2,472,722
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(f)		13,303	1,843,221
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.36%, 07/25/37(a)(b)		2,160	1,472,198
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 4.72%, 04/25/36(c)		9,946	9,890,547
Series 2005-16, Class 2AF3, 4.52%, 05/25/36(c)		2,076	2,108,302
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(f)		7,456	7,626,613
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 2.18%, 09/25/46(b)		766	756,072
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%), 2.30%, 03/15/34(b)		696	664,939
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 07/25/27		155	461,630
Series 2006-S5, Class A5, 6.16%, 06/25/35		2,307	2,521,619
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 2.33%, 12/15/33		76	70,391
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 2.22%, 05/15/35		1,057	999,366
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%), 2.22%, 05/15/35(d)		738	711,049
CWHEQ Revolving Home Equity Loan Trust(b):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.21%, 05/15/35		2,229	2,162,305
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.21%, 05/15/36		8,525	8,366,621
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.18%, 11/15/36		5,023	4,263,140
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)(d)		37,663	37,786,957
Dorchester Park CLO DAC(a)(b):
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.73%, 04/20/28		4,243	4,191,459
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.75%), 4.03%, 04/20/28		1,860	1,834,974
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(c)		21,472	21,882,761

Security		Par (000)	Value

United States (continued)
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 02/18/31(a)	USD	24,899	$25,079,132
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(a)(c)(d)		3,915	3,887,204
First Franklin Mortgage Loan Trust(b):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 3.07%, 10/25/34		2,818	2,627,615
Series 2006-FF13, Class A1, (LIBOR USD 1 Month + 0.12%), 2.14%, 10/25/36		6,298	5,081,240
Series 2006-FF16, Class 2A4, (LIBOR USD 1 Month + 0.21%), 2.23%, 12/25/36		6,860	3,976,007
Fremont Home Loan Trust(b):
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.16%, 02/25/37		18,493	14,024,081
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.17%), 2.19%, 02/25/37		6,944	3,476,617
GAM Resecuritization Trust, Series 2018-B, Class A1, (US Prime Rate — 2.00%), 3.00%, 08/27/51(a)(b)		16,175	15,828,116
GE-WMC Asset-Backed Pass-Through Certificates(b):
Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 2.27%, 12/25/35		1,110	1,102,796
Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 2.46%, 12/25/35		13,120	10,707,866
Greenpoint Manufactured Housing(c):
Series 1999-5, Class M1B, 8.29%, 12/15/29		3,550	3,785,319
Series 1999-5, Class M2, 9.23%, 12/15/29		3,907	3,318,995
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1 Month + 0.35%), 2.37%, 12/25/35(b)		1,962	826,317
Series 2006-4, Class 1A1, 4.03%, 03/25/36(c)		6,785	5,886,502
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		1,652	554,805
GSAMP Trust(b):
Series 2006-FM3, Class A1, (LIBOR USD 1 Month + 0.14%), 2.16%, 11/25/36		12,783	7,846,501
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.22%, 01/25/47		4,155	2,525,830
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.27%, 02/25/47		3,414	3,534,989
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.17%, 05/25/37(b)		6,615	5,515,610
Home Equity Mortgage Loan Asset- Backed Trust(b): Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 4.04%, 07/25/34		1,868	1,877,213

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 2.21%, 04/25/37	USD	5,534	$4,101,898
Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.22%, 07/25/37		8,683	5,907,022
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(f)		10,386	3,090,839
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 2.75%, 04/15/36(b)		4,907	4,550,871
Home Partners of America Trust, Series 2016-2, Class A, (LIBOR USD 1 Month + 1.15%), 3.17%, 10/17/33(a)(b)		2,061	2,059,686
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class E, (LIBOR USD 1 Month + 2.00%), 4.02%, 03/17/37		1,084	1,083,705
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.02%, 07/17/37		7,635	7,622,820
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.02%, 07/17/37		6,617	6,627,195
Irwin Home Equity Loan Trust(a):
Series 2006-3, Class 2A3, 6.53%, 09/25/37(f)		1,561	1,549,518
Series 2006-P1, Class 1A, (LIBOR USD 1 Month + 0.28%), 2.30%, 12/25/36(b)		260	248,530
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 2.29%, 05/25/36(b)		3,380	3,246,882
Legacy Mortgage Asset Trust(a):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(f)		6,473	6,575,533
Series 2019-SL1, Class A, 4.00%, 12/28/54(c)		24,823	24,850,007
Series 2019-SL2, Class A, 3.38%, 02/25/59(c)(d)		22,838	22,266,705
Series 2019-SL2, Class B, 0.00%, 02/25/59(d)		5,754	1,012,158
Series 2019-SL2, Class M, 4.25%, 02/25/59(c)(d)		4,695	3,591,675
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		17,987	19,045,360
Series 2002-A, Class C, 0.00%, 06/15/33		1,246	1,057,805
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (LIBOR USD 1 Month + 0.09%), 2.11%, 06/25/37(a)(b)		1,391	1,003,064
Lendmark Funding Trust(a):
Series 2017-2A, Class B, 3.38%, 05/20/26		1,840	1,840,000
Series 2017-2A, Class C, 4.33%, 05/20/26		500	499,997
Series 2018-1A, Class A, 3.81%, 12/21/26		3,733	3,812,139
Series 2018-2A, Class A, 4.23%, 04/20/27		8,000	8,295,161

Security		Par (000)	Value

United States (continued)
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(d)	USD	13,741	$13,690,852
Long Beach Mortgage Loan Trust(b):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 2.20%, 03/25/46		17,496	14,145,181
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 05/25/36		27,997	12,005,971
Series 2006-4, Class 2A4, (LIBOR USD 1 Month + 0.26%), 2.28%, 05/25/36		6,470	2,867,304
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.17%, 06/25/36		10,679	5,757,592
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 08/25/36		17,687	9,806,885
Series 2006-8, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 09/25/36		7,880	3,217,427
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.13%, 10/25/36		4,215	1,770,016
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36		29,654	12,608,528
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 2.25%, 10/25/36		5,637	2,437,974
Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.13%, 11/25/36		1,565	731,517
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 11/25/36		15,982	7,555,562
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.24%, 11/25/36		8,558	4,100,309
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 5.27%, 03/25/32(b)		4,466	4,536,741
Mariner Finance Issuance Trust(a):
Series 2019-AA, Class A, 2.96%, 07/20/32		33,870	34,281,270
Series 2019-AA, Class B, 3.51%, 07/20/32		5,530	5,573,920
Series 2019-AA, Class C, 4.01%, 07/20/32		4,920	4,962,212
MASTR Asset-Backed Securities Trust(b):
Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 2.28%, 06/25/36(a)		5,646	5,010,679
Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 2.30%, 05/25/37		5,000	4,362,359
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 2.28%, 06/25/46(a)(b)		1,824	1,736,733
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 2.26%, 05/25/37(b)		5,363	4,023,661

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Merrill Lynch Mortgage Investors Trust(b):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 2.28%, 08/25/37	USD	1,127	$577,210
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 2.11%, 06/25/37		3,128	916,175
Mill City Solar Loan Ltd.(a): Series 2019-1A, Class A, 4.34%, 03/20/43		20,089	20,660,739
Series 2019-2GS, Class A, 3.69%, 07/20/43		20,022	20,280,579
Morgan Stanley ABS Capital I, Inc. Trust(b):
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 2.89%, 09/25/35		10,476	5,875,433
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.15%, 11/25/36		35,471	21,388,912
Morgan Stanley Mortgage Loan Trust,
Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 2.34%, 07/25/37(b)		3,338	3,187,630
Mosaic Solar Loan Trust(a):
Series 2018-2GS, Class A, 4.20%, 02/22/44		13,756	14,246,222
Series 2019-1A, Class A, 4.37%, 12/21/43		29,536	30,409,277
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (LIBOR USD 1 Month + 0.18%), 2.20%, 06/25/37(b)		517	515,373
Navient Private Education Loan Trust(a):
Series 2014-AA, Class B, 3.50%, 08/15/44		14,970	15,337,780
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 3.78%, 10/17/44(b)		21,595	21,814,876
Series 2015-AA, Class B, 3.50%, 12/15/44		10,722	11,076,452
Series 2015-BA, Class A3, (LIBOR USD 1 Month + 1.45%), 3.48%, 07/16/40(b)		3,100	3,135,844
Navient Private Education Refi Loan Trust(a):
Series 2018-DA, Class A2A, 4.00%, 12/15/59		21,270	22,248,109
Series 2019-A, Class A2A, 3.42%, 01/15/43		41,110	42,890,384
Series 2019-CA, Class A2, 3.13%, 02/15/68		17,360	17,830,097
Series 2019-D, Class A2A, 3.01%, 12/15/59		7,400	7,491,943
Series 2019-D, Class A2B, (LIBOR USD 1 Month + 1.05%), 3.08%, 12/15/59(b)		29,430	29,119,667
Navient Student Loan Trust(a):
Series 2018-EA, Class A2, 4.00%, 12/15/59		14,010	14,836,947
Series 2019-BA, Class A2A, 3.39%, 12/15/59		19,210	20,034,457

Security		Par (000)	Value

United States (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006- S5, Class A1, (LIBOR USD 1 Month + 0.40%), 2.42%, 10/25/36(a)(b)	USD	437	$407,021
Oakwood Mortgage Investors, Inc.(c):
Series 2001-D, Class A2, 5.26%, 01/15/19		2,426	1,752,898
Series 2001-D, Class A4, 6.93%, 09/15/31		1,984	1,641,528
OneMain Financial Issuance Trust(a):
Series 2019-1A, Class B, 3.79%, 02/14/31		8,900	9,163,226
Series 2019-2A, Class A, 3.14%, 10/14/36		38,170	38,519,370
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.16%, 02/25/37(b)		2,370	1,786,445
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.23%, 03/25/37(b)		6,755	4,670,337
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(f)		7,976	7,723,338
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(f)		19,628	19,516,194
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(f)		32,385	33,126,926
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		4,630	4,677,528
Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 3.23%, 10/15/37(a)(b)(d)		5,801	5,704,666
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(f)		5,324	5,149,623
Progress Residential Trust(a):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		2,110	2,115,229
Series 2017-SFR1, Class A, 2.77%, 08/17/34		7,014	7,033,199
Series 2018-SFR1, Class F, 4.78%, 03/17/35		4,287	4,351,034
Series 2018-SFR2, Class E, 4.66%, 08/17/35		2,350	2,422,649
Series 2018-SFR2, Class F, 4.95%, 08/17/35		2,873	2,945,669
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(a)(f)		320	320,203
SACO I Trust, Series 2006-9, Class A1, (LIBOR USD 1 Month + 0.30%), 2.32%, 08/25/36(b)		1,630	1,599,442
Saxon Asset Securities Trust, Series 2007-1, Class M1, (LIBOR USD 1 Month + 0.29%), 2.31%, 01/25/47(b)		3,211	2,485,272
Securitized Asset-Backed Receivables LLC Trust(b):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.21%, 11/25/36(a)		7,595	4,441,220
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 2.10%, 11/25/36		3,631	1,369,889

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.18%, 11/25/36	USD	10,869	$4,172,149
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (LIBOR USD 1 Month + 0.35%), 2.37%, 04/25/37(a)(b)		1,799	1,779,917
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)		19,580	20,203,427
SG Mortgage Securities Trust(b):
Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.18%, 07/25/36		2,608	797,970
Series 2006-OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 2.23%, 10/25/36		4,623	3,781,902
SLM Private Credit Student Loan Trust(b):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 2.52%, 06/15/33		17,559	17,321,221
Series 2004-B, Class A4, (LIBOR USD 3 Month + 0.43%), 2.55%, 09/15/33		3,770	3,640,710
Series 2004-B, Class B, (LIBOR USD 3 Month + 0.47%), 2.59%, 09/15/33		2,297	2,275,773
Series 2005-A, Class A4, (LIBOR USD 3 Month + 0.31%), 2.43%, 12/15/38		12,330	12,026,241
Series 2005-B, Class A4, (LIBOR USD 3 Month + 0.33%), 2.45%, 06/15/39		20,983	20,595,460
Series 2005-B, Class B, (LIBOR USD 3 Month + 0.40%), 2.52%, 06/15/39		9,853	9,760,282
Series 2006-A, Class A5, (LIBOR USD 3 Month + 0.29%), 2.41%, 06/15/39		32,592	31,893,386
Series 2006-B, Class A5, (LIBOR USD 3 Month + 0.27%), 2.39%, 12/15/39		2,399	2,340,167
Series 2006-BW, Class A5, (LIBOR USD 3 Month + 0.20%), 2.32%, 12/15/39		15,047	14,716,670
Series 2007-A, Class A4A, (LIBOR USD 3 Month + 0.24%), 2.36%, 12/16/41		23,390	22,791,454
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(a)		16,505	16,680,059
SMB Private Education Loan Trust(a):
Series 2015-B, Class B, 3.50%, 12/17/40		10,350	10,624,979
Series 2015-C, Class B, 3.50%, 09/15/43		6,210	6,390,126
Series 2019-A, Class A2A, 3.44%, 07/15/36		5,855	6,104,321
Series 2019-B, Class A2A, 2.84%, 06/15/37		34,420	34,960,181
SoFi Professional Loan Program LLC(a): Series 2019-A, Class A2FX, 3.69%, 06/15/48		35,380	37,491,121
Series 2019-B, Class A2FX, 3.09%, 08/17/48		9,740	10,091,470

Security		Par (000)	Value

United States (continued)
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.59%, 01/25/48(a)	USD	13,930	$14,510,070
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 2.81%, 01/25/35(b)		144	141,173
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 05/27/36(a)		61,070	61,723,014
Springleaf Funding Trust, Series 2016- AA, Class B, 3.80%, 11/15/29(a)		1,660	1,662,735
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		21,345	21,944,954
Towd Point Mortgage Trust(a)(c): Series 2019-SJ2, Class A2, 4.25%, 11/25/58		8,100	8,351,033
Series 2019-SJ2, Class M1, 4.50%, 11/25/58		20,440	21,312,224
Tricon American Homes Trust(a):
Series 2017-SFR2, Class F, 5.10%, 01/17/36		5,382	5,597,601
Series 2018-SFR1, Class E, 4.56%, 05/17/37		2,360	2,497,989
Series 2018-SFR1, Class F, 4.96%, 05/17/37		1,630	1,703,283
Velocity Commercial Capital Loan Trust:
Series 2016-2, Class M1, 3.66%, 10/25/46(c)		1,094	1,117,272
Series 2016-2, Class M2, 4.46%, 10/25/46(c)		589	606,922
Series 2017-1, Class M2, (LIBOR USD 1 Month + 0.00%), 4.45%, 05/25/47(a)(b)		1,110	1,125,336
Series 2017-1, Class M3, (LIBOR USD 1 Month + 0.00%), 5.35%, 05/25/47(a)(b)		1,110	1,144,656
Vericrest Opportunity Loan Trust,
Series 2019-NPL2, Class A1, 3.97%, 02/25/49(a)(f)		3,837	3,850,067
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.15%, 07/25/37(a)(b)		7,267	6,823,162
WaMu Asset-Backed Certificates Trust(b):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 2.27%, 04/25/37		25,154	13,234,813
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 2.38%, 04/25/37		2,696	1,446,828
Washington Mutual Asset-Backed CertificatesTrust(b):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.20%, 09/25/36		16,563	7,622,550
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.17%, 10/25/36		6,207	4,973,737
Series 2006-HE5, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.20%, 10/25/36		20,984	10,771,719
Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.24%, 02/25/37		15,625	6,517,314

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Yale Mortgage Loan Trust, Series 2007- 1, Class A, (LIBOR USD 1 Month + 0.40%), 2.42%, 06/25/37(a)(b)	USD	6,736	$2,807,777

			2,344,072,002

Total Asset-Backed Securities — 14.6% (Cost: $4,945,293,395)			4,888,494,932

	Shares

Common Stocks — 1.4%

Canada — 0.0%(g)
Largo Resources Ltd.(h)		1,184,743	1,314,543
Northern Graphite Corp.		435,208	27,922

			1,342,465

France — 0.0%
BNP Paribas SA		68,000	3,305,948
Renault SA		54,000	3,099,228
TOTAL SA		60,000	3,124,004

			9,529,180

Germany — 0.1%
Bayerische Motoren Werke AG		45,000	3,169,183
Daimler AG (Registered)		485,845	24,154,715

			27,323,898

Italy — 0.1%
Enel SpA		165	1,232
Snam SpA		942,000	4,758,257
Telecom Italia SpA		2,391,562	1,308,182
UniCredit SpA		1,498,306	17,660,535

			23,728,206

Luxembourg — 0.0%
SES SA, FDR		40,242	733,509

Netherlands — 0.1%
ABN AMRO Group NV, CVA(a)		300,000	5,284,921
Altice Europe NV(g)		359,415	1,878,890
ING Groep NV		963,400	10,064,379
NXP Semiconductors NV		108,225	11,809,512
Royal Dutch Shell plc, Class A		110,000	3,225,907

			32,263,609

Spain — 0.0%
Telefonica SA		606,505	4,634,392

United Kingdom — 0.0%(g)
Liberty Global plc, Class A		99,038	2,451,191
New Look Secured Issuer plc(d)		7,785,673	143,593

			2,594,784

United States — 1.1%
Advanced Micro Devices, Inc.(g)		83,714	2,426,869
Alphabet, Inc., Class A(g)		10,048	12,270,015
Altice USA, Inc., Class A		731,673	20,984,382
Amgen, Inc.		19,313	3,737,259
Analog Devices, Inc		22,816	2,549,232
Applied Materials, Inc.		323,870	16,161,113
Bank of America Corp.		426,317	12,435,667
Beazer Homes USA, Inc.(g)		42,320	630,568
Broadcom, Inc.		21,103	5,825,905
Caesars Entertainment Corp.(g)		938,179	10,939,167
Centennial Resource Development, Inc., Class A(g)		112,600	508,389

Security		Shares	Value

United States (continued)
Century Communities, Inc.(g)		199,551	$6,112,247
Cisco Systems, Inc.		44,648	2,206,058
Citigroup, Inc.		64,799	4,476,315
Corning, Inc.		102,021	2,909,639
Delta Air Lines, Inc.		384,358	22,139,021
Diamondback Energy, Inc		82,182	7,388,984
Everi Holdings, Inc.(g)		186,960	1,581,681
Forestar Group, Inc.(g)		48,218	881,425
Gaming and Leisure Properties, Inc.		146,877	5,616,576
Golden Entertainment, Inc.(g)		96,416	1,281,369
HCA Healthcare, Inc.		170,811	20,569,061
Intelsat SA(g)		82,140	1,872,792
Johnson & Johnson		25,156	3,254,683
JPMorgan Chase & Co.		198,300	23,337,927
Lam Research Corp.		54,219	12,530,553
Lions Gate Entertainment Corp., Class A(g)		341,750	3,161,187
M/I Homes, Inc.(g)		187,845	7,072,364
Macy’s, Inc.		957,835	14,884,756
Marvell Technology Group Ltd.		129,526	3,234,264
Microchip Technology, Inc.		54,607	5,073,536
Microsoft Corp.		50,187	6,977,499
Mylan NV(g)		160,000	3,164,800
NVIDIA Corp.		66,517	11,578,614
PulteGroup, Inc.		458,964	16,775,134
QUALCOMM, Inc.		15,000	1,144,200
Rattler Midstream LP		552,889	9,852,482
Sciplay Corp., Class A(g)		100,752	1,078,046
Sunoco LP		392,729	12,351,327
Target Hospitality Corp.(g)(h)		659,535	4,491,433
Taylor Morrison Home Corp., Class A(g)		457,953	11,879,301
Texas Instruments, Inc.		135,505	17,512,666
Vantage Drilling Co.(g)		1,556,671	11,364
VICI Properties, Inc.		233,081	5,279,285
Vistra Energy Corp.		62,507	1,670,812
Walt Disney Co. (The)		111,996	14,595,319
William Lyon Homes, Class A(g)		239,556	4,877,360
Xilinx, Inc.		22,144	2,123,610

			363,416,256

Total Common Stocks — 1.4% (Cost: $445,645,503)			465,566,299

	Par (000)

Corporate Bonds — 35.7%

Argentina — 0.1%
Banco Hipotecario SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 54.44%, 11/07/22(a)(b)	ARS	360,060	1,897,892
Generacion Mediterranea SA, 9.63%, 07/27/23(a)	USD	19,029	9,990,225
Rio Energy SA, 6.88%, 02/01/25		6,000	2,880,000
Stoneway Capital Corp.:
10.00%, 03/01/27		9,738	5,581,017
10.00%, 03/01/27(a)		22,140	12,688,744
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 13.88%, 04/11/22(a)(b)		16,330	2,639,222

			35,677,100

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia — 0.1%
Commonwealth Bank of Australia, 3.74%, 09/12/39(a)	USD	10,265	$10,226,128
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		12,000	12,584,256
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(b)		2,817	3,027,696
Santos Finance Ltd.:
4.13%, 09/14/27		3,281	3,332,269
5.25%, 03/13/29		13,300	14,379,097

			43,549,446

Austria — 0.3%
BAWAG Group AG(b):
(EUR Swap Annual 5 Year + 4.42%), 5.00%(i)	EUR	7,000	7,823,443
(EUR Swap Annual 5 Year + 2.30%), 2.38%, 03/26/29		14,400	16,218,655
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27		5,000	5,281,440
Erste Group Bank AG(b)(i):
(EUR Swap Annual 5 Year + 9.02%), 8.88%		17,800	22,188,700
(EUR Swap Annual 5 Year + 6.20%), 6.50%		2,000	2,512,400
(EUR Swap Annual 5 Year + 4.85%), 5.13%		14,000	16,403,747
Raiffeisen Bank International AG, (EUR Swap Annual 5 Year + 5.95%), 6.12%(b)(i)		14,200	16,528,569

			86,956,954

Belgium — 0.3%
Anheuser-Busch Cos. LLC, 3.65%, 02/01/26	USD	16,000	17,140,742
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25		16,355	17,862,871
4.75%, 01/23/29		13,363	15,531,298
4.60%, 04/15/48		7,515	8,667,363
House of Finance NV (The), 4.38%, 07/15/26	EUR	2,152	2,395,306
KBC Group NV(b)(i):
(EUR Swap Annual 5 Year + 4.69%), 4.75%		10,600	12,318,887
(EUR Swap Annual 5 Year + 3.59%), 4.25%		4,400	4,789,977
Solvay Finance SA(b)(i):
(EUR Swap Annual 5 Year + 3.70%), 5.42%		6,994	8,749,974
(EUR Swap Annual 5 Year + 5.22%), 5.87%		900	1,158,753
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(b)(i)		500	600,188

			89,215,359

Brazil — 0.8%
Azul Investments LLP, 5.88%, 10/26/24(a)	USD	1,177	1,174,793
Banco Votorantim SA(a):
4.00%, 09/24/22		11,000	11,181,500
4.50%, 09/24/24		12,000	12,330,000
BRF GmbH, 4.35%, 09/29/26(a)		11,000	10,893,437
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(a)		10,000	10,431,250
Gol Finance, Inc., 7.00%, 01/31/25(a)		11,169	10,891,521

Security		Par (000)	Value

Brazil (continued)
Itau Unibanco Holding SA(a)(b)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%	USD	7,819	$7,889,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%		4,821	4,951,257
Klabin Finance SA, 4.88%, 09/19/27(a)		16,379	16,568,382
Marfrig Holdings Europe BV, 8.00%, 06/08/23(a)		8,000	8,332,500
MV24 Capital BV, 6.75%, 06/01/34(a)		7,364	7,585,979
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(a)		4,552	4,496,572
Odebrecht Offshore Drilling Finance Ltd.(a):
6.72%, 12/01/22		5,383	5,292,339
6.72%, (6.72% Cash or 7.72% PIK), 12/01/26(j)		204	52,014
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(e)(i)		1,010	5,048
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(j)		22,500	20,615,625
Petrobras Global Finance BV:
8.75%, 05/23/26		13,505	17,276,271
5.09%, 01/15/30(a)		5,211	5,435,855
7.25%, 03/17/44		48,158	57,563,859
Rumo Luxembourg SARL, 5.88%, 01/18/25(a)		11,185	11,824,642
Suzano Austria GmbH:
6.00%, 01/15/29		8,617	9,302,052
5.00%, 01/15/30		5,000	5,015,000
7.00%, 03/16/47(a)		9,994	11,389,412
Usiminas International SARL, 5.88%, 07/18/26(a)		4,719	4,767,724
Vale Overseas Ltd., 4.38%, 01/11/22		8,000	8,277,500

			263,544,148

Canada — 0.5%
1011778 BC ULC, 4.25%, 05/15/24(a)		1,852	1,905,893
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23(a)		10,994	11,481,420
Brookfield Residential Properties, Inc.(a):
6.50%, 12/15/20		2,771	2,771,831
6.13%, 07/01/22		1,254	1,273,568
6.25%, 09/15/27		17,239	17,325,195
Cenovus Energy, Inc., 3.80%, 09/15/23		3,740	3,857,287
Enbridge, Inc., 4.00%, 10/01/23		10,361	10,981,270
Entertainment One Ltd., 4.63%, 07/15/26	GBP	2,465	3,296,039
Gran Tierra Energy, Inc., 7.75%, 05/23/27(a)	USD	8,000	7,520,000
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		41,000	36,490,000
Mattamy Group Corp., 6.50%, 10/01/25(a)		1,000	1,050,000
NOVA Chemicals Corp.(a):
5.25%, 08/01/23		21,874	22,120,083
4.88%, 06/01/24		16,606	17,076,780
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)		818	809,820
Suncor Energy, Inc., 6.50%, 06/15/38		19,800	27,265,174

			165,224,360

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.10%, 02/12/23(a)(b)	USD	8,497	$8,581,792
Pearl Holding III Ltd., 9.50%, 12/11/22		7,000	5,075,000

			13,656,792

Chile — 0.0%(a)
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29		6,175	6,425,736
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26		6,000	6,324,375

			12,750,111

China — 2.3%
21Vianet Group, Inc., 7.88%, 10/15/21		4,825	4,872,526
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(i)		2,602	2,532,884
Anton Oilfield Services Group, 9.75%, 12/05/20		5,062	5,199,623
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(i)		4,631	3,765,582
Baozun, Inc., 1.63%, 05/01/24(a)(k)		2,577	2,776,717
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		7,725	7,968,820
Bi Hai Co. Ltd., 6.25%, 03/05/22		4,575	4,716,539
CCTI Ltd., 3.63%, 08/08/22		18,215	18,021,466
Central China Real Estate Ltd.:
7.33%, 01/27/20		4,595	4,572,025
6.88%, 10/23/20		5,300	5,286,750
6.50%, 03/05/21		1,670	1,652,649
6.75%, 11/08/21		3,725	3,654,150
Central Huijin Investment Ltd., 3.83%, 05/22/24	CNY	120,000	16,935,464
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21	USD	5,818	5,934,360
8.60%, 04/08/24		6,950	6,878,328
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		8,395	8,624,519
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(b)(i)		5,374	5,399,191
China Aoyuan Group Ltd.:
7.95%, 09/07/21		2,623	2,704,969
8.50%, 01/23/22		6,460	6,734,550
7.95%, 02/19/23		16,782	17,159,595
China Cinda Finance 2017 I Ltd., 4.75%, 02/21/29		7,335	8,258,752
China City Construction International Co. Ltd., 5.35%, 07/03/17(g)(l)	CNY	2,990	13,608
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(e)(k)	HKD	51,000	6,717,574
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 02/27/29(b)	USD	8,470	8,867,031
China Education Group Holdings Ltd., 2.00%, 03/28/24(k)	HKD	73,000	9,884,437
China Evergrande Group:
6.25%, 06/28/21	USD	3,217	2,899,321
9.50%, 04/11/22		4,630	4,230,663

Security		Par (000)	Value

China (continued)
4.25%, 02/14/23(k)	HKD	150,000	$16,781,869
10.00%, 04/11/23	USD	6,000	5,414,462
7.50%, 06/28/23		8,000	6,617,500
8.75%, 06/28/25		10,000	8,065,625
China Railway Construction Corp. Ltd., 1.50%, 12/21/21(k)	CNY	58,000	8,103,168
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	13,838	13,872,595
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		4,732	4,797,349
7.25%, 04/19/23		6,800	6,604,500
7.38%, 04/09/24		8,699	8,318,419
China Singyes Solar Technologies Holdings Ltd.(g)(l):
6.75%, 10/17/18		321	268,035
0.00%, 02/15/19(m)		2,391	1,954,642
China Southern Power Grid Co. Ltd., 3.85%, 07/17/24	CNY	20,000	2,818,398
Chinalco Capital Holdings Ltd.: 4.25%, 04/21/22	USD	11,875	11,984,844
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.79%), 4.10%(b)(i)		6,285	6,291,285
CIFI Holdings Group Co. Ltd.:
6.88%, 04/23/21		8,443	8,612,704
5.50%, 01/23/22		12,608	12,450,400
6.55%, 03/28/24		300	293,250
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		18,345	19,245,052
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		31,237	31,549,370
Coastal Emerald Ltd.: 3.95%, 08/01/22		6,010	6,040,050
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(b)(i)		10,420	10,404,384
Country Garden Holdings Co. Ltd.:
8.00%, 01/27/24		2,898	3,140,708
6.15%, 09/17/25		4,730	4,824,600
Easy Tactic Ltd.:
8.63%, 02/27/24		6,400	6,144,000
8.13%, 07/11/24		5,360	5,030,682
European TopSoho SARL, 4.00%, 09/21/21(k)	EUR	3,300	3,347,754
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21	USD	5,085	4,743,352
11.75%, 04/17/22		1,920	1,810,230
7.95%, 07/05/22		5,938	5,075,134
Franshion Brilliant Ltd., 4.25%, 07/23/29		8,695	8,624,049
Future Land Development Holdings Ltd.:
6.50%, 09/12/20		3,500	3,388,438
7.50%, 01/22/21		7,100	6,802,687
GLP China Holdings Ltd., 4.97%, 02/26/24		9,560	10,067,875
Guojing Capital BVI Ltd., 3.95%, 12/11/22		5,739	5,731,826
Harvest International Co., 0.00%, 11/21/22(e)(k)	HKD	96,000	12,286,768
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20	USD	7,829	7,824,107
Hilong Holding Ltd., 8.25%, 09/26/22		2,275	2,297,750
Huachen Energy Co. Ltd., 6.63%, 05/18/20		6,372	3,685,804

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29	USD	15,000	$15,778,125
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		1,606	1,618,045
Jingrui Holdings Ltd., 9.45%, 04/23/21		7,000	6,423,830
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		869	856,508
8.50%, 06/30/22		4,146	3,766,382
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(i)		6,420	5,595,431
Knight Castle Investments Ltd., 7.99%, 01/23/21		6,000	3,345,000
KWG Property Holding Ltd., 5.88%, 11/10/24		1,638	1,466,522
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(i)		7,900	8,025,906
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21		3,771	3,846,118
6.50%, 07/16/23		6,800	6,742,625
Longfor Group Holdings Ltd., 3.95%, 09/16/29		5,470	5,370,856
Luye Pharma Group Ltd., 1.50%, 07/09/24(k)		13,260	13,889,850
New Metro Global Ltd., 6.50%, 04/23/21		4,735	4,448,106
Nickel Resources International Holdings Co. Ltd., Series 1, 12.00%, 12/12/18(g)(l)	HKD	8,000	102,071
PetroChina Co. Ltd.:
3.66%, 02/22/24	CNY	60,000	8,374,879
3.96%, 04/23/24		100,000	14,133,845
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(e)(k)	USD	24,000	23,766,065
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		11,147	7,414,817
Redco Properties Group Ltd., 13.50%, 01/21/20		4,865	4,889,325
Rock International Investment, Inc., 6.63%, 03/27/20		6,111	4,549,334
Rongshi International Finance Ltd., 3.75%, 05/21/29		17,935	19,190,450
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		2,630	2,773,496
10.50%, 03/01/22		2,000	2,079,375
8.75%, 10/25/22		5,260	5,246,850
8.95%, 01/22/23		6,080	6,042,000
Scenery Journey Ltd., 11.00%, 11/06/20		12,000	11,985,000
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		2,421	2,436,888
Shandong Iron And Steel Xinheng International Co. Ltd., 8.50%, 12/05/21		400	415,000
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22(e)(k)		737	753,212
Shimao Property Holdings Ltd., 5.60%, 07/15/26		2,330	2,379,512
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%(b)(i)(k)		7,000	7,350,000

Security		Par (000)	Value

China (continued)
Sino-Ocean Land Treasure IV Ltd.:
5.25%, 04/30/22	USD	4,795	$4,902,619
4.75%, 08/05/29		6,888	6,666,905
Sunac China Holdings Ltd., 7.25%, 06/14/22		5,420	5,277,725
Tencent Holdings Ltd., 3.98%, 04/11/29		14,000	14,943,685
Times China Holdings Ltd.:
7.63%, 02/21/22		8,000	8,190,000
5.75%, 04/26/22		5,000	4,907,650
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		4,289	3,763,597
Wanda Group Overseas Ltd., 7.50%, 07/24/22		5,520	5,402,700
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(b)(i)		6,329	6,313,177
WuXi AppTec Co. Ltd., 0.00%, 09/17/24(e)(k)		4,300	4,510,254
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		3,785	3,567,363
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		7,915	7,954,417
Yuzhou Properties Co. Ltd.:
8.63%, 01/23/22		7,100	7,295,250
6.00%, 10/25/23		6,795	6,208,931
8.50%, 02/26/24		7,000	6,855,625
YY, Inc., 0.75%, 06/15/25(a)(k)		1,667	1,518,684
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		8,455	8,454,680
Zhenro Properties Group Ltd., 8.70%, 08/03/22		5,000	4,918,239

			778,282,682

Colombia — 0.1%
Avianca Holdings SA, 8.38%, 05/10/20		1,736	1,622,075
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		9,200	9,148,250
Frontera Energy Corp., 9.70%, 06/25/23(a)		7,000	7,400,312
Millicom International Cellular SA, 6.63%, 10/15/26(a)		6,000	6,566,250

			24,736,887

Czech Republic — 0.0%
Residomo SRO, 3.38%, 10/15/24	EUR	8,238	9,276,438

Denmark — 0.1%
DKT Finance ApS:
7.00%, 06/17/23		14,756	17,206,399
9.38%, 06/17/23(a)	USD	3,100	3,330,950

			20,537,349

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		5,000	5,235,938

France — 0.7%
Altice France SA:
2.50%, 01/15/25	EUR	13,687	15,141,918
5.88%, 02/01/27		4,800	5,786,787
3.38%, 01/15/28		3,393	3,757,926
ANORI_19-1-E, Class D, (EURIBOR 1 Month + 3.70%), 0.00%, 09/25/35(b)		500	544,975

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
BNP Paribas SA(b):
(EUR Swap Annual 5 Year + 5.23%), 6.12%(i)	EUR	1,618	$1,956,541
(USD Swap Semi 5 Year + 4.15%), 6.63%(a)(i)	USD	6,000	6,322,500
(USD Swap Rate 5 Year + 4.15%), 6.63%(i)		32,825	34,589,344
(USD Swap Semi 5 Year + 5.15%), 7.38%(i)		14,600	16,315,500
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)		10,995	11,596,489
Caisse Nationale de Reassurance Mutuelle Agricole Groupama: (EURIBOR 3 Month + 5.77%), 6.37%(b)(i)	EUR	700	889,495
6.00%, 01/23/27		2,200	3,051,449
Casino Guichard Perrachon SA: 4.56%, 01/25/23(f)		300	310,636
(EUR Swap Annual 5 Year + 3.82%), 3.99%(b)(i)		400	265,294
3.58%, 02/07/25(f)		800	764,771
CMA CGM SA, 6.50%, 07/15/22		900	765,145
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(b)(i)		3,700	4,510,771
Credit Agricole SA(b):
(EUR Swap Annual 5 Year + 5.12%), 6.50%(i)		5,198	6,118,352
(USD Swap Semi 5 Year + 4.32%), 6.87%(a)(i)	USD	7,540	8,105,500
(USD Swap Semi 5 Year + 6.19%), 8.12%(i)		600	705,750
(USD Swap Semi 5 Year + 1.64%), 4.00%, 01/10/33(a)		19,662	20,334,243
Credit Mutuel Arkea SA, 3.50%, 02/09/29	EUR	3,700	4,722,870
Engie SA:
Series NC10, (EUR Swap Annual 10 Year + 2.65%), 3.88%(b)(i)		1,100	1,345,816
(EUR Swap Annual 5 Year + 3.17%), 3.25%(b)(i)		7,000	8,396,430
0.00%, 03/04/27		19,600	21,101,707
Europcar Mobility Group, 4.00%, 04/30/26		2,333	2,587,353
Kering SA, 0.00%, 09/30/22(e)(k)		2,300	2,713,703
Loxam SAS:
3.50%, 04/15/22		235	260,300
3.50%, 05/03/23		1,000	1,106,910
3.25%, 01/14/25		5,200	5,830,370
3.75%, 07/15/26		3,952	4,458,244
Orano SA, 3.38%, 04/23/26		2,300	2,694,776
Parts Europe SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(b)		1,242	1,356,394
4.38%, 05/01/22		4,678	5,110,085
(EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(b)		4,369	4,761,992
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(b)		5,300	5,658,427
Rexel SA, 2.63%, 06/15/24		1,310	1,457,819
Societe Generale SA(b)(i):
(USD Swap Semi 5 Year + 6.24%), 7.38%(a)	USD	600	631,260
(USD Swap Rate 5 Year + 5.87%), 8.00%		600	675,750

Security		Par (000)	Value

France (continued)
SPIE SA, 2.63%, 06/18/26	EUR	900	$1,018,967
TOTAL SA(b)(i):
(EUR Swap Annual 5 Year + 1.86%), 2.25%		181	202,267
(EUR Swap Annual 5 Year + 2.75%), 2.71%		440	515,221

			218,440,047

Germany — 0.7%
ADLER Real Estate AG:
1.88%, 04/27/23		1,600	1,768,335
3.00%, 04/27/26		5,300	6,102,959
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(b)(i)		7,600	8,756,780
Bayer AG(b):
(EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74		3,700	4,304,776
(EUR Swap Annual 5 Year + 2.01%), 2.38%, 04/02/75		2,400	2,643,891
Bayer US Finance II LLC(a):
4.25%, 12/15/25	USD	12,292	13,132,227
4.88%, 06/25/48		16,007	17,681,962
Bayer US Finance LLC, 3.38%, 10/08/24(a)		6,160	6,311,982
Bertelsmann SE & Co. KGaA, (EUR Swap Annual 5 Year + 3.21%), 3.50%, 04/23/75(b)	EUR	1,800	2,165,458
Consus Real Estate AG:
Series CC1, 4.00%, 11/29/22(k)		4,000	3,627,863
9.63%, 05/15/24		3,462	3,792,425
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24		1,100	1,191,835
Deutsche Pfandbriefbank AG:
Series 3529, (EURIBOR Swap Rate 5 Year + 5.38%), 5.75%(b)(i)		6,800	7,636,381
4.60%, 02/22/27		300	358,697
Grand City Properties SA, (EUR Swap Annual 5 Year + 2.43%), 2.50%(b)(i)		1,400	1,537,375
IHO Verwaltungs GmbH(j):
3.63%, (3.63% Cash or 4.38% PIK), 05/15/25		5,814	6,558,763
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(m)		1,364	1,516,426
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(b)		9,200	9,486,053
Infineon Technologies AG(b)(i):
(EUR Swap Annual 5 Year + 3.39%), 1.00%		2,200	2,385,900
(EUR Swap Annual 5 Year + 4.00%), 1.00%		1,000	1,085,307
Merck KGaA, (EURIBOR Swap Rate 5 Year + 2.94%), 2.87%, 06/25/79(b)		11,900	13,910,759
Nidda BondCo GmbH:
5.00%, 09/30/25		800	892,385
7.25%, 09/30/25		1,972	2,277,484
Platin 1426 GmbH, 5.38%, 06/15/23		4,352	4,463,835
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		6,042	6,719,795
Siemens Financieringsmaatschappij NV:
0.13%, 09/05/29		15,105	16,155,395
0.50%, 09/05/34		15,105	16,101,197
Sudzucker International Finance BV, (EURIBOR 3 Month + 3.10%), 2.69%(b)(i)		300	241,560

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Summit Properties Ltd., 2.00%, 01/31/25	EUR	2,848	$2,980,321
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		1,400	1,647,809
Tele Columbus AG, 3.88%, 05/02/25		300	311,982
thyssenkrupp AG:
1.88%, 03/06/23		5,610	6,108,505
2.88%, 02/22/24		10,186	11,435,275
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(b)(i)		1,200	1,332,791
Volkswagen Financial Services AG, 2.25%, 10/01/27		2,000	2,365,122
Volkswagen Group of America Finance LLC(a):
2.50%, 09/24/21	USD	4,626	4,637,467
2.70%, 09/26/22		7,757	7,794,234
Volkswagen International Finance NV(b)(i):
(EUR Swap Annual 5 Year + 2.54%), 2.70%	EUR	7,800	8,767,285
Series NC6, (EUR Swap Annual 6 Year + 2.97%), 3.38%		3,700	4,227,982
(EUR Swap Annual 10 Year + 3.98%), 4.62%		3,000	3,622,046

			218,038,624

Ghana — 0.0%
Tullow Oil plc, 6.25%, 04/15/22(a)	USD	7,100	7,171,000

Greece — 0.0%
OTE plc, 3.50%, 07/09/20	EUR	1,481	1,652,957

Guatemala — 0.0%
Energuate Trust, 5.88%, 05/03/27(a)	USD	4,088	4,093,110

Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		1,749	1,797,669

Hong Kong — 0.1%
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(b)(i)		6,095	6,226,043
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(i)		2,067	1,960,487
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.50%(b)(i)		5,430	4,018,165
Joy Treasure Assets Holdings, Inc.:
4.50%, 03/20/29		4,235	4,552,625
3.50%, 09/24/29		13,605	13,499,942
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		4,805	4,294,469
NWD MTN Ltd., 4.13%, 07/18/29		11,000	10,900,312
REXLot Holdings Ltd.(g)(k)(l):
6.00%, 04/28/17	HKD	1,103	44,362
4.50%, 04/17/19		15,091	1,540,351

			47,036,756

India — 0.3%
Adani Ports & Special Economic Zone Ltd.:
4.00%, 07/30/27	USD	650	664,219
4.38%, 07/03/29		10,700	11,134,687

Security		Par (000)	Value

India (continued)
Adani Transmission Ltd., 4.00%, 08/03/26	USD	7,159	$7,317,840
Greenko Investment Co., 4.88%, 08/16/23		7,528	7,445,663
Greenko Mauritius Ltd., 6.25%, 02/21/23		6,746	6,847,190
Jubilant Pharma Ltd., 6.00%, 03/05/24		7,000	7,215,548
ReNew Power Ltd., 6.45%, 09/27/22		9,000	9,106,875
ReNew Power Synthetic, 6.67%, 03/12/24		8,000	8,102,500
Suzlon Energy Ltd., 5.83%, 07/16/19(f)(g)(k)(l)		5,000	1,500,000
UPL Corp. Ltd., 4.50%, 03/08/28		12,282	12,733,030
Vedanta Resources Finance II plc, 8.00%, 04/23/23		4,000	4,020,000
Vedanta Resources Ltd., 6.38%, 07/30/22		5,869	5,760,790
Videocon Industries Ltd., 2.84%, 12/31/20(f)(g)(k)(l)		735	202,651

			82,050,993

Indonesia — 0.1%
Alam Synergy Pte. Ltd., 6.63%, 04/24/22		4,110	3,887,361
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		3,903	4,024,579
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		6,843	7,918,685
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		13,062	13,996,749

			29,827,374

Ireland — 0.4%
Allied Irish Banks plc(b):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(i)	EUR	12,289	14,212,793
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		2,389	2,706,848
Ardagh Packaging Finance plc:
4.25%, 09/15/22(a)	USD	10,308	10,441,798
4.13%, 05/15/23	EUR	5,868	6,523,743
4.63%, 05/15/23(a)	USD	24,674	25,260,007
6.75%, 05/15/24	EUR	1,974	2,261,958
4.75%, 07/15/27	GBP	7,281	9,152,528
5.25%, 08/15/27(a)	USD	4,825	4,885,313
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(b)(i)	EUR	5,334	6,037,159
Bank of Ireland Group plc(b):
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27	GBP	600	728,066
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27	USD	5,725	5,606,721
C&W Senior Financing DAC, 6.88%, 09/15/27(a)		16,820	17,429,725
eircom Finance DAC, 3.50%, 05/15/26	EUR	857	996,307
Virgin Media Receivables Financing Notes I DAC: 5.50%, 09/15/24	GBP	2,786	3,503,457
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		6,423	8,094,834

			117,841,257

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Israel — 0.1%
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	USD	3,965	$3,662,669
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20		9,955	9,822,786
Teva Pharmaceutical Finance Netherlands II BV, 1.63%, 10/15/28	EUR	3,700	2,674,260
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	USD	13,580	12,434,187

			28,593,902

Italy — 0.7%
Assicurazioni Generali SpA:
(EURIBOR 3 Month + 4.50%), 4.60%(b)(i)	EUR	3,300	3,930,731
4.13%, 05/04/26		1,600	2,041,600
2.12%, 10/01/30		5,850	6,463,880
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42(b)		3,300	4,395,692
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47(b)		2,038	2,668,825
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48(b)		3,300	4,212,253
Banco BPM SpA:
1.75%, 04/24/23		1,890	2,093,328
2.50%, 06/21/24		3,800	4,290,236
Buzzi Unicem SpA, 2.13%, 04/28/23		5,256	6,049,521
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.88%, 06/30/26(b)		2,509	2,782,541
Enel Finance International NV, 2.65%, 09/10/24(a)	USD	10,000	10,010,728
Enel SpA, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 11/24/81(b)	EUR	2,200	2,579,818
Intesa Sanpaolo SpA:
5.15%, 07/16/20		1,750	1,981,611
(EUR Swap Annual 5 Year + 6.88%), 7.00%(b)(i)		12,000	13,733,370
(EUR Swap Annual 5 Year + 5.86%), 6.25%(b)(i)		1,200	1,406,035
(USD Swap Semi 5 Year + 5.46%), 7.70%(a)(b)(i)	USD	1,200	1,249,500
(EUR Swap Annual 5 Year + 7.19%), 7.75%(b)(i)	EUR	30,530	39,139,235
Series XR, 4.70%, 09/23/49(a)	USD	8,525	8,630,351
Nexi Capital SpA, 4.13%, 11/01/23	EUR	2,653	2,966,895
Rossini SARL, 6.75%, 10/30/25		8,455	10,156,912
Sisal Group SpA, 7.00%, 07/31/23		4,799	5,411,651
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	3,455	3,800,500
7.72%, 06/04/38		6,180	7,477,800
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	1,939	3,130,747
Telecom Italia SpA:
4.88%, 09/25/20		1,035	1,180,848
1.13%, 03/26/22(k)		6,600	7,226,157
3.25%, 01/16/23		800	942,256
5.88%, 05/19/23	GBP	800	1,087,493
4.00%, 04/11/24	EUR	11,451	13,738,480
5.30%, 05/30/24(a)	USD	3,782	4,078,698
2.75%, 04/15/25	EUR	6,928	7,885,373
3.00%, 09/30/25		800	929,994
5.25%, 03/17/55		800	987,582
UniCredit SpA(b):
(EUR Swap Annual 5 Year + 6.10%), 6.75%(i)		3,015	3,417,647

Security		Par (000)	Value

Italy (continued)
(EUR Swap Annual 5 Year + 9.30%), 9.25%(i)	EUR	8,651	$10,867,104
(EUR Swap Annual 5 Year + 6.39%), 6.62%(i)		8,255	9,379,932
(USD Swap Semi 5 Year + 5.18%), 8.00%(i)	USD	2,800	2,905,840
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(i)	EUR	17,180	20,829,620
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27		2,150	2,512,895
(EURIBOR Swap Rate 5 Year + 4.74%), 4.87%, 02/20/29		4,050	4,958,088

			243,531,767

Jamaica — 0.0%(a)
Digicel Group Two Ltd., 8.25%, 09/30/22	USD	14,296	2,901,453
Digicel Ltd.:
6.00%, 04/15/21		10,000	7,040,625
6.75%, 03/01/23		1,198	568,676

			10,510,754

Japan — 0.8%
ANA Holdings, Inc.(e)(k):
0.00%, 09/16/22	JPY	70,000	639,335
0.00%, 09/19/24		540,000	4,962,014
Daio Paper Corp., 0.00%, 09/17/20(e)(k)		1,540,000	14,371,722
Ezaki Glico Co. Ltd., 0.00%, 01/30/24(e)(k)		120,000	1,101,393
HIS Co. Ltd., 0.00%, 11/15/24(e)(k)		440,000	4,029,247
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(e)(k)		940,000	8,570,821
Kansai Paint Co. Ltd., 0.00%, 06/17/22(e)(k)		750,000	7,301,272
LINE Corp., 0.00%, 09/19/25(e)(k)		750,000	6,505,923
LIXIL Group Corp.(e)(k):
0.00%, 03/04/20		840,000	7,673,898
0.00%, 03/04/22		370,000	3,325,126
Mitsubishi Chemical Holdings Corp.(e)(k):
0.00%, 03/30/22		1,560,000	14,458,125
0.00%, 03/29/24		420,000	3,912,521
Mitsubishi UFJ Financial Group, Inc.:
3.76%, 07/26/23	USD	30,295	31,847,796
2.80%, 07/18/24		13,840	14,081,434
Mitsui Sumitomo Insurance Co. Ltd., (USD Swap Semi 5 Year + 3.26%), 4.95%(b)(i)		20,000	22,150,000
Mizuho Financial Group, Inc., (LIBOR USD 3 Month + 1.10%), 2.55%, 09/13/25(b)		15,855	15,811,467
SBI Holdings, Inc., 0.00%, 09/13/23(e)(k)	JPY	530,000	5,110,058
Shimizu Corp., 0.00%, 10/16/20(e)(k)		500,000	4,658,960
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month — 0.50%), 1.78%, 01/25/23(b)(k)	USD	1,900	1,802,281
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	14,528	16,931,353
(USD Swap Rate 5 Year + 4.23%), 6.00%(b)(i)	USD	14,154	13,092,450
4.75%, 09/19/24		510	517,650
4.50%, 04/20/25	EUR	600	717,448
4.75%, 07/30/25		4,260	5,129,514
3.13%, 09/19/25		800	890,489
(USD Swap Rate 5 Year + 4.85%), 6.87%(b)(i)	USD	2,738	2,560,961
5.00%, 04/15/28	EUR	2,500	3,022,339

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
4.00%, 09/19/29	EUR	17,000	$19,085,024
Sumitomo Mitsui Financial Group, Inc., 3.04%, 07/16/29	USD	15,300	15,650,069
T&D Holdings, Inc., 0.00%, 06/05/20(e)(k)JPY		780,000	7,155,426
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(e)(k)		1,070,000	9,769,897
Transcosmos, Inc., 0.00%, 12/22/20(e)(k)		420,000	3,841,319
Yamaguchi Financial Group, Inc., (LIBOR USD 3 Month — 0.50%), 1.61%, 03/26/20(b)(k)	USD	10,200	9,965,830

			280,643,162

Jersey — 0.1%
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(j)	EUR	17,027	19,297,884

Kuwait — 0.0%
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(b)(i)	USD	3,300	3,285,975

Luxembourg — 0.5%
Altice Financing SA(a):
6.63%, 02/15/23		6,064	6,223,180
7.50%, 05/15/26		15,310	16,266,722
Altice Finco SA:
7.63%, 02/15/25(a)		700	726,250
4.75%, 01/15/28	EUR	9,930	10,461,492
Altice Luxembourg SA:
8.00%, 05/15/27		15,170	18,154,265
10.50%, 05/15/27(a)	USD	2,750	3,099,250
Dragon Aviation Finance Luxembourg SA, Series 1401, 4.00%, 11/28/22		11,199	11,351,120
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	7,236	7,496,320
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(b)		640	613,860
Horizon Parent Holdings SARL, 8.25%, (8.25% Cash or 9.00% PIK), 02/15/22(j)		1,025	1,140,180
INEOS Group Holdings SA, 5.38%, 08/01/24		1,000	1,115,577
Intelsat Jackson Holdings SA:
9.50%, 09/30/22(a)	USD	2,000	2,320,000
5.50%, 08/01/23		9,773	9,117,232
8.00%, 02/15/24(a)		9,200	9,556,500
8.50%, 10/15/24(a)		17,855	17,983,377
9.75%, 07/15/25(a)		7,610	7,948,645
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(j)	EUR	10,055	11,142,251
Matterhorn Telecom SA, 4.00%, 11/15/27		2,700	3,083,269
Monitchem HoldCo 2 SA, 9.50%, 09/15/26		4,800	5,103,686
Monitchem HoldCo 3 SA:
(EURIBOR 3 Month + 5.25%), 4.86%, 03/15/25(b)		1,934	2,118,925
5.25%, 03/15/25		5,390	5,889,517
SES SA(b)(i):
(EUR Swap Annual 5 Year + 4.66%), 4.62%		600	693,553
(EUR Swap Annual 5 Year + 5.40%), 5.63%		11,700	14,371,232
Swissport Financing SARL, 5.25%, 08/15/24		7,395	8,352,362

Security		Par (000)	Value

Luxembourg (continued)
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	4,085	$4,918,368

			179,247,133

Macau — 0.0%
Studio City Finance Ltd., 7.25%, 02/11/24	USD	9,900	10,395,000

Malaysia — 0.2%
1MDB Energy Ltd., 5.99%, 05/11/22		15,000	15,787,500
Cindai Capital Ltd., 0.00%, 02/08/23(e)(k)		25,238	24,421,473
Press Metal Labuan Ltd., 4.80%, 10/30/22		1,446	1,387,708
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		1,250	1,422,870
Top Glove Labuan Ltd., 2.00%, 03/01/24(k)		8,000	7,818,237

			50,837,788

Mexico — 0.4%
Banco Mercantil del Norte SA(a)(b)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%		5,000	5,037,500
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%		5,000	5,092,188
BBVA Bancomer SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.31%), 5.87%, 09/13/34(a)(b)		20,000	19,875,000
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	500	572,224
Cemex SAB de CV:
3.72%, 03/15/20(k)	USD	2,709	2,696,810
3.13%, 03/19/26	EUR	3,600	4,016,831
Credito Real SAB de CV SOFOM ER,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.03%), 9.12%(a)(b)(i)	USD	2,417	2,484,223
Cydsa SAB de CV, 6.25%, 10/04/27(a)		13,286	13,506,049
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(a)		10,435	9,831,074
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		17,892	17,987,051
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)		9,942	9,942,000
Minera Mexico SA de CV, 4.50%, 01/26/50(a)		15,015	14,694,430
Trust F/1401, 4.87%, 01/15/30(a)		8,436	8,677,217
Unifin Financiera SAB de CV SOFOM ENR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%(a)(b)(i)		10,000	8,828,125

			123,240,722

Mongolia — 0.0%
Mongolian Mortgage Corp. Hfc LLC:
9.75%, 01/29/22		8,000	7,897,500

			7,897,500

Netherlands — 0.9%
ABN AMRO Bank NV(b)(i):
(EUR Swap Annual 5 Year + 5.45%), 5.75%	EUR	7,700	8,666,130
(EUR Swap Annual 5 Year + 3.90%), 4.75%		900	1,023,270

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 5.63%(b)(i)	EUR	1,075	$1,284,022
Cooperatieve Rabobank UA(b)(i):
(EUR Swap Annual 5 Year + 4.10%), 4.62%		3,200	3,785,004
(EUR Swap Annual 5 Year + 3.70%), 3.25%		32,600	34,954,968
ING Groep NV(b):
(USD Swap Semi 5 Year + 4.20%), 6.75%(i)	USD	19,480	20,449,208
(USD Swap Rate 5 Year + 1.94%), 4.70%, 03/22/28		1,130	1,183,860
Intertrust Group BV, 3.38%, 11/15/25	EUR	3,436	3,937,003
InterXion Holding NV, 4.75%, 06/15/25		2,723	3,216,498
LeasePlan Corp. NV, (EURIBOR Swap Rate 5 Year + 7.56%), 7.38%(b)(i)		1,900	2,217,442
Lincoln Financing SARL, (EURIBOR 3 Month + 3.88%), 3.88%, 04/01/24(b)		2,454	2,692,134
NN Group NV:
(EURIBOR 3 Month + 3.90%), 4.38%(b)(i)		750	894,100
1.63%, 06/01/27		10,000	11,986,422
NXP BV(a):
4.13%, 06/01/21	USD	29,703	30,476,120
3.88%, 09/01/22		22,185	22,895,063
4.63%, 06/01/23		1,615	1,719,105
4.30%, 06/18/29		20,402	21,795,418
OCI NV, 5.00%, 04/15/23	EUR	7,651	8,726,747
Summer BidCo BV, 0.00%, (0.00% Cash or 9.75% PIK), 11/15/25(j)		7,311	8,381,686
Trivium Packaging Finance BV:
3.75%, 08/15/26(f)		3,664	4,223,207
(EURIBOR 3 Month + 3.75%), 3.75%, 08/15/26(b)		543	607,426
United Group BV:
4.38%, 07/01/22		1,271	1,412,994
4.88%, 07/01/24		18,435	20,893,341
UPC Holding BV:
5.50%, 01/15/28(a)	USD	968	1,004,300
3.88%, 06/15/29	EUR	10,420	11,927,982
UPCB Finance VII Ltd., 3.63%, 06/15/29		9,980	11,545,374
Ziggo Bond Co. BV:
4.63%, 01/15/25		1,149	1,287,416
5.88%, 01/15/25(a)	USD	2,600	2,671,500
6.00%, 01/15/27(a)		5,862	6,118,462
Ziggo BV:
4.25%, 01/15/27	EUR	6,266	7,358,923
5.50%, 01/15/27(a)	USD	29,094	30,321,767

			289,656,892

Nigeria — 0.1%
IHS Netherlands Holdco BV(a):
7.13%, 03/18/25		6,547	6,657,971
8.00%, 09/18/27		9,271	9,458,738

			16,116,709

Norway — 0.0%
DNB Bank ASA, (USD Swap Semi 5 Year + 4.08%), 5.75%(b)(i)		1,392	1,398,626

Peru — 0.1%(a)
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26		7,318	7,308,853
Inkia Energy Ltd., 5.88%, 11/09/27		5,385	5,578,523
Intercorp Peru Ltd., 3.88%, 08/15/29		3,532	3,549,660

Security		Par (000)	Value

Peru (continued)
Telefonica del Peru SAA, 7.38%, 04/10/27	PEN	23,000	$7,233,777

			23,670,813

Philippines — 0.0%
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(b)(i)	USD	1,849	1,859,761

Portugal — 0.0%
Banco Espirito Santo SA(g)(l):
2.63%, 05/08/17	EUR	6,100	1,263,252
4.75%, 01/15/18		15,500	3,209,903
4.00%, 01/21/19		19,000	3,934,719
EDP — Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(b)		900	1,086,408

			9,494,282

Russia — 0.1%(a)
Evraz plc, 5.25%, 04/02/24	USD	5,422	5,733,765
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26		10,000	10,715,625

			16,449,390

Saudi Arabia — 0.1%
SABIC Capital II BV:
4.00%, 10/10/23(a)		10,307	10,822,351
4.50%, 10/10/28		6,615	7,365,389
Samba Funding Ltd., 2.75%, 10/02/24		15,000	14,902,500
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24		6,677	7,064,266

			40,154,506

Singapore — 0.2%
BOC Aviation Ltd., 3.00%, 09/11/29		16,700	16,400,220
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(j)	EUR	12,043	10,870,593
Puma International Financing SA, 5.00%, 01/24/26(a)	USD	10,000	9,424,994
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(b)(i)		10,261	10,315,512
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		6,215	6,383,970

			53,395,289

South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	1,940	2,154,150

South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(b)(i)	USD	10,000	9,725,000
Kakao Corp., Series 11, 0.00%, 05/11/21(e)(k)	KRW	5,200,000	4,989,863
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(b)(i)	USD	9,300	9,198,281
Kookmin Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.64%), 4.35%(b)(i)		15,800	16,175,250
LG Chem Ltd., 0.00%, 04/16/21(e)(k)	EUR	3,300	3,565,363
LG Display Co. Ltd., 1.50%, 08/22/24(k)	USD	6,600	6,681,378

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Korea (continued)
Shinhan Financial Group Co. Ltd.(b):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(i)	USD	9,100	$9,779,656
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 02/05/30		9,075	9,192,080
SK Hynix, Inc., 3.00%, 09/17/24		3,685	3,664,022
Woori Bank, 5.13%, 08/06/28		6,200	7,055,324

			80,026,217

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA(b)(i):
(EUR Swap Annual 5 Year + 6.60%), 6.75%	EUR	1,200	1,331,875
(EUR Swap Annual 5 Year + 9.18%), 8.88%		13,800	16,620,648
(EUR Swap Annual 5 Year + 6.04%), 6.00%		23,600	27,587,724
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%	USD	15,800	16,084,400
Banco de Sabadell SA:
(EUR Swap Annual 5 Year + 6.41%), 6.50%(b)(i)	EUR	7,600	8,267,550
5.63%, 05/06/26		5,100	6,517,628
(EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28(b)		8,000	9,689,655
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%), 6.75%(b)(i)		5,900	6,984,568
2.71%, 06/27/24	USD	16,000	16,175,631
(EUR Swap Annual 5 Year + 4.10%), 4.75%(b)(i)	EUR	11,600	12,248,313
3.31%, 06/27/29	USD	4,000	4,132,522
Bankia SA(b)(i):
(EUR Swap Annual 5 Year + 5.82%), 6.00%	EUR	4,800	5,401,499
(EUR Swap Annual 5 Year + 6.22%), 6.37%		14,400	16,590,853
CaixaBank SA(b):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(i)		26,000	31,094,638
(EUR Swap Annual 5 Year + 4.50%), 5.25%(i)		2,200	2,325,953
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		1,000	1,147,824
(EUR Swap Annual 5 Year + 1.68%), 2.25%, 04/17/30		3,800	4,257,367
Cirsa Finance International SARL:
7.88%, 12/20/23(a)	USD	1,200	1,273,800
4.75%, 05/22/25	EUR	633	726,160
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		250	268,569
7.63%, 11/01/21(a)	USD	8,669	8,495,620
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	5,395	6,088,266
4.13%, 08/01/25		4,191	4,844,674
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		4,600	3,925,361
El Corte Ingles SA, 3.00%, 03/15/24		3,933	4,461,931
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(b)(i)		7,400	7,866,183
Hipercor SA, 3.88%, 01/19/22		10,000	11,665,079
Iberdrola International BV, (EUR Swap Annual 5 Year + 2.97%), 3.25%(b)(i)		13,900	16,570,282

Security		Par (000)	Value

Spain (continued)
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(b)	EUR	1,500	$1,865,302
Naturgy Finance BV(b)(i):
(EUR Swap Annual 8 Year + 3.35%), 4.13%		9,800	11,621,077
(EUR Swap Annual 9 Year + 3.08%), 3.38%		1,100	1,282,727
NH Hotel Group SA, 3.75%, 10/01/23		879	972,906
Repsol International Finance BV(b):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(i)		7,331	8,369,969
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		2,396	3,000,203
Telefonica Europe BV(b)(i):
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,400	1,816,045
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	13,900	16,006,297
(EUR Swap Annual 5 Year + 2.33%), 2.63%		1,400	1,552,799
(EUR Swap Annual 10 Year + 4.30%), 5.88%		6,500	8,196,388
(EUR Swap Annual 6 Year + 4.11%), 4.38%		36,600	43,860,403
(EUR Swap Annual 8 Year + 2.97%), 3.88%		13,300	15,547,841
(EUR Swap Annual 8 Year + 3.07%), 2.87%		4,500	4,937,441
Tendam Brands SAU, 5.00%, 09/15/24		1,839	2,047,172

			373,721,143

Sweden — 0.1%
Intrum AB:
2.75%, 07/15/22		846	933,605
3.50%, 07/15/26		2,356	2,609,009
Verisure Holding AB, 3.50%, 05/15/23		7,872	8,878,759
Verisure Midholding AB, 5.75%, 12/01/23		6,189	6,948,072

			19,369,445

Switzerland — 0.4%(b)
Credit Suisse Group AG:
(USD Swap Semi 5 Year + 5.11%), 7.13%(i)	USD	12,125	12,897,969
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(i)		11,850	12,664,687
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(i)		2,635	2,911,675
(USD Swap Semi 5 Year + 4.60%), 7.50%(i)		7,592	8,389,160
(USD Swap Semi 5 Year + 3.46%), 6.25%(a)(i)		13,350	14,117,625
(USD Swap Semi 5 Year + 3.46%), 6.25%(i)		6,100	6,450,750
(SOFR + 1.56%), 2.59%, 09/11/25(a)		15,236	15,085,188
(USD Swap Semi 5 Year + 4.33%), 7.25%(a)(i)		3,650	3,905,500
EFG International Guernsey Ltd., (USD Swap Semi 5 Year + 2.98%), 5.00%, 04/05/27		6,300	6,343,675
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(i)	EUR	4,325	4,945,634
UBS Group Funding Switzerland AG(i):
(USD Swap Semi 5 Year + 5.46%), 7.13%	USD	7,956	8,035,560

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	6,983	$8,334,177
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)	USD	32,648	34,672,176

			138,753,776

Taiwan — 0.0%(e)(k)
Bizlink Holding, Inc., 0.00%, 02/01/23		7,750	8,172,049
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22		6,400	6,145,009

			14,317,058

Thailand — 0.1%
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34(b)		18,000	18,246,600
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31(b)		15,140	15,028,229
Singha Estate PCL, 2.00%, 07/20/22(k)		9,700	9,599,969

			42,874,798

Turkey — 0.0%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		6,318	5,839,521

Ukraine — 0.1%
MHP Lux SA, 6.25%, 09/19/29(a)		18,000	17,325,000

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		10,000	11,625,000
Emirates NBD PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(b)(i)		15,290	16,016,275
Esic Sukuk Ltd., 3.94%, 07/30/24		13,575	13,490,156

			41,131,431

United Kingdom — 1.7%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	1,318	1,638,982
2.75%, 07/31/23		7,535	8,625,138
Arqiva Broadcast Finance plc, 6.75%, 09/30/23		1,900	2,490,784
Arrow Global Finance plc:
5.13%, 09/15/24		5,571	6,809,861
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(b)	EUR	522	568,954
Ashtead Capital, Inc.(a):
5.63%, 10/01/24	USD	5,491	5,655,730
4.13%, 08/15/25		2,606	2,651,605
5.25%, 08/01/26		870	923,288
4.38%, 08/15/27		750	771,562
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	2,379	2,965,138
Barclays plc(b):
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 7.13%(i)		31,680	41,240,581
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25	EUR	5,639	6,221,064
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%(i)	GBP	925	1,143,976
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28	EUR	7,700	8,319,425

Security		Par (000)	Value

United Kingdom (continued)
BAT Capital Corp.:
2.76%, 08/15/22	USD	41,265	$41,629,375
3.22%, 08/15/24		6,891	6,966,450
Boparan Finance plc, 5.50%, 07/15/21	GBP	397	300,201
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(b)	EUR	2,924	3,302,543
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	5,887	7,499,593
Channel Link Enterprises Finance plc(b):
Series A7, (EURIBOR 6 Month + 5.55%), 1.76%, 06/30/50	EUR	6,525	7,142,917
Series A8, (EURIBOR 6 Month + 5.90%), 2.71%, 06/30/50		4,400	5,046,623
Series A5, (LIBOR GBP 6 Month + 5.78%), 3.04%, 06/30/50	GBP	3,075	4,004,877
Connect Finco SARL, 6.75%, 10/01/26(a)	USD	11,054	11,261,263
Corral Petroleum Holdings AB, 11.75%, (11.75% Cash or 13.25% PIK), 05/15/21(j)(m)	EUR	4,600	5,185,241
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	11,316	14,073,254
4.88%, 08/28/25		612	769,798
Dignity Finance plc:
Series A, 3.55%, 12/31/34		1,994	2,678,373
Series B, 4.70%, 12/31/49		485	497,929
EC Finance plc, 2.38%, 11/15/22	EUR	1,797	1,975,778
eG Global Finance plc:
3.63%, 02/07/24		12,572	13,291,766
4.38%, 02/07/25		12,377	13,085,601
EI Group plc:
6.38%, 02/15/22	GBP	1,550	1,932,069
6.00%, 10/06/23		3,421	4,271,280
EnQuest plc, 0.00%, (0.00% Cash or 7.00% PIK), 04/15/22(a)(j)(m)	USD	6,201	5,162,166
Fiat Chrysler Automobiles NV:
4.50%, 04/15/20		1,591	1,602,296
5.25%, 04/15/23		1,000	1,067,800
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	995	1,204,440
GKN Holdings Ltd.:
5.38%, 09/19/22		7,345	9,825,993
4.63%, 05/12/32(f)		11,400	14,226,870
Greene King Finance plc:
Series A5, (LIBOR GBP 3 Month + 2.50%), 3.28%, 12/15/33(b)		24,613	30,187,476
Series A6, 4.06%, 03/15/35		4,290	5,898,573
HBOS Capital Funding LP, 6.85%(i)	USD	7,996	8,115,939
HSBC Holdings plc(b)(i):
(USD Swap Rate 5 Year + 5.51%), 6.87%		5,756	6,038,044
(EUR Swap Annual 5 Year + 4.38%), 5.25%	EUR	4,400	5,155,464
(USD Swap Rate 5 Year + 3.61%), 6.50%	USD	2,300	2,405,685
Iceland Bondco plc, 4.63%, 03/15/25	GBP	900	925,113
Imperial Brands Finance plc, 2.13%, 02/12/27	EUR	7,700	8,766,086
Intu Jersey 2 Ltd., 2.88%, 11/01/22(k)	GBP	7,000	6,323,411
Ithaca Energy North Sea plc, 9.38%, 07/15/24(a)	USD	6,850	7,147,975
Jaguar Land Rover Automotive plc:
2.75%, 01/24/21	GBP	3,200	3,697,699
4.50%, 10/01/27(a)	USD	10,500	8,268,750

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Ladbrokes Group Finance plc:
5.13%, 09/16/22	GBP	600	$770,883
5.13%, 09/08/23		2,457	3,227,188
Marks & Spencer plc, 3.25%, 07/10/27		3,675	4,475,366
Mitchells & Butlers Finance plc, Series D1, (LIBOR GBP 3 Month + 2.13%), 2.91%, 06/15/36(b)		2,225	1,969,764
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.37%(b)(i)	USD	8,700	7,020,900
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		10,466	10,753,815
New Look Secured Issuer plc, 6.50%, 07/01/22(g)(l)		1,075	236,266
New Look Secured Issuer plc, 8.00%, (8.00% Cash or 14.00% PIK), 05/03/24(a)(j)(m)	GBP	1,614	1,483,799
NGG Finance plc(b):
(EUR Swap Annual 5 Year + 2.14%), 1.62%, 12/05/79	EUR	6,125	6,634,419
(EUR Swap Annual 5 Year + 2.53%), 2.13%, 09/05/82		1,500	1,622,663
Nomad Foods Bondco plc, 3.25%, 05/15/24		1,100	1,234,913
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	2,284	2,867,968
Pinnacle Bidco plc, 6.38%, 02/15/25		7,750	10,136,010
Premier Foods Finance plc, 6.25%, 10/15/23		3,400	4,305,884
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(b)(i)	USD	10,000	10,708,500
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	1,770	1,915,147
Spirit Issuer plc, Series A2, (LIBOR GBP 3 Month + 2.70%), 3.46%, 12/28/31(b)		14,430	17,298,846
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22		1,375	1,730,530
(LIBOR GBP 3 Month + 4.38%), 5.16%, 03/15/22(b)		550	680,049
(LIBOR GBP 3 Month + 6.25%), 7.03%, 03/15/22(b)		4,741	5,829,263
Synlab Unsecured Bondco plc, 8.25%, 07/01/23	EUR	603	685,033
Tesco Corporate Treasury Services plc:
1.38%, 10/24/23		5,256	5,905,899
2.50%, 05/02/25	GBP	1,829	2,285,827
Tesco plc, 5.13%, 04/10/47	EUR	1,200	1,894,910
Tesco Property Finance 1 plc, 7.62%, 07/13/39	GBP	3,180	5,717,046
Tesco Property Finance 3 plc, 5.74%, 04/13/40		6,883	10,963,525
Tesco Property Finance 4 plc, 5.80%, 10/13/40		3,248	5,230,973
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(k)	USD	12,400	14,329,902
Unique Pub Finance Co. plc (The)(f):
Series M, 7.40%, 03/28/24	GBP	14,699	20,719,633
Series N, 6.46%, 03/30/32		4,512	6,371,893
Virgin Media Secured Finance plc:
5.13%, 01/15/25		500	635,425
4.88%, 01/15/27		1,854	2,370,587
5.00%, 04/15/27		1,600	2,070,562
6.25%, 03/28/29		2,319	3,029,926

Security		Par (000)	Value

United Kingdom (continued)
Vodafone Group plc:
0.00%, 11/26/20(e)(k)	GBP	900	$1,089,398
3.75%, 01/16/24	USD	15,052	15,849,184
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(b)	EUR	1,410	1,751,943
(GBP Swap 5 Year + 3.27%), 4.87%, 10/03/78(b)	GBP	575	749,340
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78(b)	USD	7,500	8,085,225
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79(b)	EUR	10,100	11,646,988
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(b)	USD	4,417	5,077,210

			582,323,401

United States — 20.6%
AbbVie, Inc.:
3.75%, 11/14/23		27,090	28,489,373
4.25%, 11/14/28		33,842	36,719,834
Advanced Micro Devices, Inc., 7.50%, 08/15/22		6,590	7,454,937
Allergan Funding SCS, 3.80%, 03/15/25		54,603	57,176,383
Allergan Sales LLC, 5.00%, 12/15/21(a)		5,285	5,552,357
Allstate Corp. (The), 3.85%, 08/10/49		1,850	2,037,948
Altria Group, Inc.:
4.00%, 01/31/24		15,060	15,874,448
6.20%, 02/14/59		4,750	5,569,464
Ambac Assurance Corp., 5.10%, 06/07/20(a)		1,407	2,044,271
American Airlines Group, Inc.:
5.50%, 10/01/19(a)		838	838,000
4.63%, 03/01/20(a)		10,610	10,676,313
5.00%, 06/01/22(a)		14,424	14,977,160
Series 2017-1C, 5.18%, 08/15/23(d)		3,141	3,195,652
American Airlines Pass-Through Trust(d):
Series 2017-2, Class A, 4.13%, 06/15/22		36,175	36,175,000
Series 2011-1, Class B, 4.87%, 04/22/25		3,768	3,900,340
Series 2017-2, Class A, 4.00%, 12/15/25		6,840	6,917,292
Series 2017-2, Class A, 3.50%, 12/15/27		44,128	45,178,246
American Airlines, Inc., Series 2017-2C, 5.18%, 10/15/23(d)		3,369	3,427,604
American Tower Corp.:
5.00%, 02/15/24		15,280	16,882,706
3.38%, 05/15/24		52,720	54,796,106
3.95%, 03/15/29		20,435	22,008,527
American University (The), 3.67%, 04/01/49		14,782	16,296,209
AMN Healthcare, Inc., 5.13%, 10/01/24(a)		289	299,838
Andeavor Logistics LP, 5.50%, 10/15/19		29,275	29,305,802
Antero Resources Corp., 5.38%, 11/01/21		19,570	18,885,050
Anthem, Inc.:
2.38%, 01/15/25		5,395	5,374,655
2.88%, 09/15/29		9,830	9,726,962
4.38%, 12/01/47		5,000	5,397,337
3.70%, 09/15/49		3,780	3,676,718
Apple, Inc.:
2.05%, 09/11/26		13,138	12,987,711
2.95%, 09/11/49		44,712	43,736,330

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Arconic, Inc.:
6.15%, 08/15/20	USD	12,400	$12,796,304
5.40%, 04/15/21		838	866,940
5.87%, 02/23/22		5,549	5,909,685
5.13%, 10/01/24		1,541	1,641,165
5.90%, 02/01/27		26,394	29,569,209
ARI Investments LLC, (LIBOR USD 1 Month + 2.90%), 4.96%, 01/06/25(b)(d)		7,793	7,792,668
Arrow Bidco LLC, 9.50%, 03/15/24(a)		16,599	16,599,000
Ashton Woods USA LLC(a):
6.75%, 08/01/25		2,857	2,849,857
9.88%, 04/01/27		18,106	19,780,805
AT&T, Inc.:
0.00%, 11/27/22(a)(e)		1,000	925,653
3.40%, 05/15/25		28,178	29,399,367
4.13%, 02/17/26		16,880	18,234,149
4.35%, 03/01/29		20,095	22,194,698
4.55%, 03/09/49		20,720	22,398,118
AvalonBay Communities, Inc., 3.30%, 06/01/29		33,915	35,795,700
Avantor, Inc.(a):
6.00%, 10/01/24		17,216	18,447,460
9.00%, 10/01/25		5,775	6,468,000
Avis Budget Finance plc:
4.13%, 11/15/24	EUR	1,001	1,124,363
4.75%, 01/30/26		3,884	4,513,826
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		2,616	2,940,589
Banff Merger Sub, Inc.:
8.38%, 09/01/26		2,380	2,400,978
9.75%, 09/01/26(a)	USD	8,020	7,655,090
Bank of America Corp.:
(LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/24(b)		9,790	10,174,397
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(b)		11,873	12,372,911
4.45%, 03/03/26		35,770	38,981,790
4.25%, 10/22/26		7,485	8,081,587
(LIBOR USD 3 Month + 1.06%), 3.56%, 04/23/27(b)		8,470	8,934,152
Series L, 4.18%, 11/25/27		37,710	40,708,552
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(b)		7,490	7,966,209
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(b)		4,360	4,603,117
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(b)		4,991	5,212,605
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(b)		17,225	18,663,394
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(b)		72,871	81,060,252
(LIBOR USD 3 Month + 1.18%), 3.19%, 07/23/30(b)		26,791	27,630,135
(LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/50(b)		14,955	17,621,483
Bank of America NA, 6.00%, 10/15/36		2,420	3,321,903
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)		4,870	5,465,601
Bausch Health Cos., Inc.:
6.50%, 03/15/22(a)		23,923	24,730,401
4.50%, 05/15/23	EUR	9,841	10,831,315
5.88%, 05/15/23(a)	USD	1,973	1,997,662
7.00%, 03/15/24(a)		13,755	14,455,955
5.50%, 11/01/25(a)		113	118,238
9.00%, 12/15/25(a)		6,885	7,728,412

Security		Par (000)	Value

United States (continued)
Baylor Scott & White Holdings, 4.19%, 11/15/45	USD	6,325	$7,453,089
BB&T Corp., 3.75%, 12/06/23		3,771	3,990,238
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		366	377,895
Beazer Homes USA, Inc., 7.25%, 10/15/29(a)		11,497	11,683,826
Becton Dickinson and Co.:
3.73%, 12/15/24		10,000	10,581,164
4.69%, 12/15/44		10,000	11,609,492
Belden, Inc.:
2.88%, 09/15/25	EUR	920	1,022,879
4.13%, 10/15/26		4,348	5,042,784
Berkshire Hathaway Energy Co., 6.13%, 04/01/36	USD	6,020	8,338,149
Boston Properties LP, 3.40%, 06/21/29		13,072	13,673,823
Boyd Gaming Corp.:
6.88%, 05/15/23		3,205	3,325,187
6.38%, 04/01/26		1,000	1,060,000
Branch Banking & Trust Co., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.64%, 09/17/29(b)		15,000	14,901,425
Brinker International, Inc., 5.00%, 10/01/24(a)		13,057	13,709,850
Bristow Group, Inc., 8.75%, 03/01/23(a) (g)(l)		12,987	12,727,260
Broadcom Corp.:
2.20%, 01/15/21		10,914	10,874,224
3.88%, 01/15/27		27,010	27,123,983
Broadcom, Inc., 3.13%, 04/15/21(a)		20,727	20,925,827
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		18,170	13,582,075
Builders FirstSource, Inc., 5.63%, 09/01/24(a)		689	716,560
Burlington Northern Santa Fe LLC, 3.55%, 02/15/50		3,635	3,850,793
Caesars Entertainment Corp., 5.00%, 10/01/24(k)		5,844	9,924,823
Callon Petroleum Co., 6.13%, 10/01/24		7,880	7,761,800
Calpine Corp.:
5.38%, 01/15/23		8,090	8,191,125
5.88%, 01/15/24(a)		6,720	6,871,200
Capital One Financial Corp., 3.90%, 01/29/24		40,250	42,524,237
Capital One NA, 2.15%, 09/06/22		9,095	9,086,091
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		5,262	5,459,325
Carlson Travel, Inc.(a):
6.75%, 12/15/23		8,210	8,394,725
9.50%, 12/15/24		575	579,312
Carpenter Technology Corp., 4.45%, 03/01/23		12,790	13,176,749
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		4,438	4,205,005
CCO Holdings LLC:
5.13%, 02/15/23		847	860,764
5.13%, 05/01/23(a)		845	865,905
5.75%, 01/15/24		423	432,518
CDK Global, Inc.(f):
3.80%, 10/15/19		10,556	10,556,000
5.00%, 10/15/24		3,702	3,942,630
Celgene Corp., 3.88%, 08/15/25		24,323	26,254,236
Centennial Resource Production LLC(a):
5.38%, 01/15/26		32,080	30,476,000

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.88%, 04/01/27	USD	17,754	$17,709,615
CenterPoint Energy, Inc., 3.85%, 02/01/24		13,750	14,508,566
Century Communities, Inc., 6.75%, 06/01/27(a)		13,410	14,402,340
Charter Communications Operating LLC:
(LIBOR USD 3 Month + 1.65%),
3.90%, 02/01/24(b)		557	570,851
4.91%, 07/23/25		38,590	42,331,503
5.05%, 03/30/29		6,671	7,463,324
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		34,960	40,179,528
5.88%, 03/31/25		7,172	7,979,782
5.13%, 06/30/27		30,288	33,146,430
Cheniere Energy Partners LP:
5.25%, 10/01/25		20,734	21,511,525
5.63%, 10/01/26		1,355	1,437,858
4.50%, 10/01/29(a)		6,430	6,582,713
Cheniere Energy, Inc., 0.00%, (0.00% Cash or 4.88% PIK), 05/28/21(a)(j)(k)		44,205	44,338,868
Chesapeake Energy Corp.:
6.63%, 08/15/20		20,577	20,679,885
6.13%, 02/15/21		760	746,700
CHRISTUS Health, Series C, 4.34%, 07/01/28		9,278	10,498,573
Cigna Corp.:
3.75%, 07/15/23		10,650	11,152,428
4.13%, 11/15/25		7,576	8,134,310
Citgo Holding, Inc., 9.25%, 08/01/24(a)		2,627	2,791,188
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(b)		9,628	9,975,667
3.30%, 04/27/25		968	1,012,396
4.45%, 09/29/27		21,435	23,387,197
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(b)		1,509	1,616,377
(LIBOR USD 3 Month + 1.19%), 4.07%, 04/23/29(b)		38,638	42,070,892
Clear Channel Worldwide Holdings, Inc.(a):
9.25%, 02/15/24		2,484	2,729,071
5.13%, 08/15/27		747	778,262
Comcast Corp.:
3.95%, 10/15/25		8,165	8,887,276
4.15%, 10/15/28		8,290	9,299,109
4.25%, 10/15/30		4,495	5,113,031
4.00%, 03/01/48		930	1,028,729
4.70%, 10/15/48		10,000	12,244,431
4.00%, 11/01/49		12,265	13,621,660
4.95%, 10/15/58		6,115	7,771,899
Commercial Metals Co.:
4.88%, 05/15/23		9,935	10,307,562
5.75%, 04/15/26		5,469	5,605,725
5.38%, 07/15/27		22,403	22,683,038
CommonSpirit Health:
3.35%, 10/01/29		8,503	8,597,060
4.35%, 11/01/42		4,455	4,775,165
4.19%, 10/01/49		5,616	5,780,514
CommScope, Inc.(a):
5.50%, 03/01/24		14,665	15,086,619
5.50%, 06/15/24		9,040	8,494,707
6.00%, 03/01/26		7,200	7,450,560
8.25%, 03/01/27		13,135	12,786,102

Security		Par (000)	Value

United States (continued)
Conservation Fund (The), 3.47%, 12/15/29	USD	5,537	$5,631,301
Constellium SE, 4.25%, 02/15/26	EUR	2,100	2,356,463
Continental Resources, Inc., 5.00%, 09/15/22	USD	11,357	11,456,632
Coty, Inc.:
4.00%, 04/15/23	EUR	900	981,773
4.75%, 04/15/26		400	438,901
Cox Communications, Inc.(a):
3.25%, 12/15/22	USD	9,790	10,055,183
3.50%, 08/15/27		5,109	5,354,795
Crown Castle International Corp.:
3.65%, 09/01/27		41,975	44,443,251
4.30%, 02/15/29		3,745	4,134,665
3.10%, 11/15/29		6,450	6,470,362
Crown European Holdings SA:
2.25%, 02/01/23	EUR	2,921	3,352,164
2.25%, 02/01/23(a)		300	344,283
3.38%, 05/15/25		432	521,660
CrownRock LP, 5.63%, 10/15/25(a)	USD	2,913	2,931,148
CSC Holdings LLC:
5.38%, 07/15/23(a)		16,942	17,386,727
5.25%, 06/01/24		360	387,000
6.63%, 10/15/25(a)		20,505	21,946,502
10.88%, 10/15/25(a)		28,609	32,398,262
5.50%, 05/15/26(a)		1,683	1,771,189
5.50%, 04/15/27(a)		1,619	1,711,914
5.38%, 02/01/28(a)		1,257	1,324,564
6.50%, 02/01/29(a)		2,101	2,335,209
5.75%, 01/15/30(a)		9,421	9,846,076
CSX Corp.:
2.40%, 02/15/30		18,542	18,161,780
3.35%, 09/15/49		14,660	14,321,888
CVR Refining LLC, 6.50%, 11/01/22		833	843,412
CVS Health Corp.:
3.50%, 07/20/22		11,300	11,669,754
3.70%, 03/09/23		15,060	15,676,527
2.63%, 08/15/24		2,900	2,912,894
4.10%, 03/25/25		23,370	24,970,023
3.00%, 08/15/26		1,860	1,869,219
DCP Midstream Operating LP:
5.35%, 03/15/20(a)		9,652	9,724,390
5.38%, 07/15/25		1,000	1,065,000
Dell International LLC(a):
4.42%, 06/15/21		8,260	8,516,950
5.88%, 06/15/21		1,270	1,290,320
5.45%, 06/15/23		6,180	6,725,561
7.13%, 06/15/24		995	1,048,730
Dell, Inc., 4.63%, 04/01/21		170	174,250
Diamond Sports Group LLC, 5.38%, 08/15/26(a)		12,592	13,064,200
Diamondback Energy, Inc.:
4.75%, 11/01/24		24,346	24,924,218
5.38%, 05/31/25		32,858	34,289,294
Dignity Health:
2.64%, 11/01/19		6,670	6,670,147
3.81%, 11/01/24		4,620	4,886,121
Discover Bank, 2.45%, 09/12/24		9,495	9,472,695
Discover Financial Services, 4.10%, 02/09/27		7,025	7,475,120
Discovery Communications LLC, 2.95%, 03/20/23		7,957	8,084,225
DTE Energy Co., Series B, 2.60%, 06/15/22		3,410	3,434,024

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Duke Energy Corp.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%(b)(i)	USD	15,000	$15,375,000
3.15%, 08/15/27		4,449	4,622,933
Dun & Bradstreet Corp. (The)(a):
6.88%, 08/15/26		4,860	5,297,400
10.25%, 02/15/27		6,330	7,002,563
DuPont de Nemours, Inc.:
4.21%, 11/15/23		15,060	16,138,526
4.49%, 11/15/25		8,990	9,934,969
Eagle Holding Co. II LLC, 7.75%, (7.75% Cash or 8.50% PIK), 05/15/22(a)(j)		1,940	1,956,975
Elanco Animal Health, Inc.:
3.91%, 08/27/21		7,676	7,861,335
4.27%, 08/28/23		18,825	19,762,111
4.90%, 08/28/28		3,776	4,122,102
Eldorado Resorts, Inc.:
7.00%, 08/01/23		803	839,135
6.00%, 04/01/25		1,000	1,055,000
EMC Corp., 2.65%, 06/01/20		860	859,327
Endeavor Energy Resources LP(a):
5.50%, 01/30/26		8,367	8,701,680
5.75%, 01/30/28		2,551	2,710,438
Energen Corp., 4.63%, 09/01/21		30,276	31,146,435
Energy Transfer Operating LP:
7.50%, 10/15/20		13,675	14,371,003
4.25%, 03/15/23		11,742	12,267,610
4.50%, 04/15/24		5,644	6,016,172
5.25%, 04/15/29		34,870	39,358,598
6.25%, 04/15/49		19,854	24,111,291
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(k)		2,840	1,917,000
Enterprise Products Operating LLC:
3.90%, 02/15/24		23,593	25,114,546
3.75%, 02/15/25		15,060	16,045,813
4.15%, 10/16/28		10,775	11,932,687
3.13%, 07/31/29		6,293	6,444,020
4.20%, 01/31/50		2,450	2,620,168
Equinix, Inc.:
5.38%, 01/01/22		1,685	1,722,912
2.88%, 03/15/24	EUR	5,731	6,476,749
5.75%, 01/01/25	USD	750	780,975
2.88%, 10/01/25	EUR	2,195	2,476,176
5.88%, 01/15/26	USD	1,000	1,063,910
2.88%, 02/01/26	EUR	400	453,885
ERP Operating LP:
3.25%, 08/01/27	USD	4,211	4,435,072
3.00%, 07/01/29		17,275	17,836,304
2.50%, 02/15/30		5,905	5,813,624
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		6,637	6,862,658
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(a)		8,705	5,701,775
FedEx Corp., 4.95%, 10/17/48		14,362	15,931,908
Fidelity National Information Services, Inc.:
3.00%, 08/15/26		13,390	13,787,004
3.75%, 05/21/29		2,360	2,560,098
3.36%, 05/21/31	GBP	3,270	4,461,476
2.95%, 05/21/39	EUR	6,960	9,331,526
FirstEnergy Corp., Series B, 3.90%, 07/15/27	USD	5,216	5,558,106
Fiserv, Inc.:
3.80%, 10/01/23		12,000	12,699,062

Security		Par (000)	Value

United States (continued)
2.75%, 07/01/24	USD	6,656	$6,771,657
3.20%, 07/01/26		33,809	34,988,773
4.20%, 10/01/28		2,945	3,257,761
3.50%, 07/01/29		42,312	44,517,188
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		21,590	21,913,850
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		5,750	5,735,624
3.16%, 08/04/20		5,750	5,764,296
4.25%, 09/20/22		16,980	17,384,392
5.58%, 03/18/24		15,627	16,612,593
Forestar Group, Inc., 8.00%, 04/15/24(a)		24,894	26,885,520
Fox Corp., 4.03%, 01/25/24(a)		5,310	5,645,960
Frontier Communications Corp.(a):
8.50%, 04/01/26		5,341	5,340,466
8.00%, 04/01/27		5,132	5,419,392
Gates Global LLC, 6.00%, 07/15/22(a)		2,203	2,194,739
General Electric Co., 3.15%, 09/07/22		4,240	4,303,873
General Motors Financial Co., Inc.:
3.55%, 04/09/21		4,535	4,601,050
4.20%, 11/06/21		7,095	7,319,595
3.15%, 06/30/22		13,990	14,151,409
5.10%, 01/17/24		18,545	19,929,890
George Washington University (The), Series 2018, 4.13%, 09/15/48		8,806	10,510,194
Gilead Sciences, Inc.:
3.50%, 02/01/25		7,530	7,949,980
3.65%, 03/01/26		27,860	29,861,088
4.80%, 04/01/44		7,530	9,005,589
GLP Capital LP:
4.38%, 04/15/21		4,450	4,547,811
5.38%, 11/01/23		343	371,037
3.35%, 09/01/24		11,145	11,208,527
5.25%, 06/01/25		5,740	6,322,782
Golden Entertainment, Inc., 7.63%, 04/15/26(a)		3,070	3,200,475
Goldman Sachs Group, Inc. (The)(b):
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23		7,225	7,318,429
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23		1,430	1,449,208
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29		15,818	17,266,771
Graphic Packaging International LLC, 4.75%, 04/15/21		277	286,002
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		5,768	6,147,534
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		14,233	12,382,710
H&E Equipment Services, Inc., 5.63%, 09/01/25		1,111	1,143,663
Halliburton Co., 3.80%, 11/15/25		3,763	3,985,857
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24	EUR	885	1,078,834
HCA Healthcare, Inc., 6.25%, 02/15/21	USD	2,195	2,298,385
HCA, Inc.:
4.75%, 05/01/23		12,888	13,804,822
5.00%, 03/15/24		7,568	8,263,866
5.38%, 02/01/25		3,208	3,504,740
5.25%, 04/15/25		10,577	11,764,119
5.88%, 02/15/26		2,852	3,187,966
5.25%, 06/15/26		2,911	3,241,448
5.38%, 09/01/26		2,521	2,769,823
5.63%, 09/01/28		3,784	4,216,511
5.88%, 02/01/29		4,972	5,584,700

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.13%, 06/15/29	USD	15,591	$16,350,054
HD Supply, Inc., 5.38%, 10/15/26(a)		1,927	2,040,211
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	8,091	9,223,568
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24	USD	3,182	3,241,663
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		7,592	7,819,760
4.88%, 04/01/27		710	747,808
Hologic, Inc., 4.38%, 10/15/25(a)		1,171	1,200,275
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29		10,185	10,169,759
Huntsman International LLC, 5.13%, 11/15/22		5,549	5,916,119
Hyundai Capital America(a):
3.95%, 02/01/22		18,183	18,671,941
3.40%, 06/20/24		27,334	27,756,310
Informatica LLC, 7.13%, 07/15/23(a)		17,420	17,724,850
Intelsat SA, 4.50%, 06/15/25(k)		7,707	11,315,471
International Business Machines Corp.:
0.88%, 01/31/25	EUR	25,240	28,638,537
3.30%, 05/15/26	USD	13,295	14,019,859
1.25%, 01/29/27	EUR	16,815	19,683,561
3.50%, 05/15/29	USD	18,805	20,181,990
4.25%, 05/15/49		35,329	40,642,924
International Game Technology plc:
6.25%, 02/15/22(a)		14,044	14,820,177
4.75%, 02/15/23	EUR	3,900	4,691,826
3.50%, 07/15/24		1,364	1,603,917
6.50%, 02/15/25(a)	USD	1,303	1,446,421
6.25%, 01/15/27(a)		844	934,730
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		13,810	15,474,988
IQVIA, Inc.:
3.25%, 03/15/25(a)	EUR	1,050	1,173,059
3.25%, 03/15/25		6,775	7,569,021
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	2,719	3,356,425
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	USD	3,925	4,062,375
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	8,220	9,156,764
Jagged Peak Energy LLC, 5.88%, 05/01/26	USD	8,197	8,217,493
JBS Investments II GmbH, 5.75%, 01/15/28(a)		10,945	11,399,218
JBS USA LUX SA(a):
5.88%, 07/15/24		2,271	2,339,244
5.75%, 06/15/25		1,297	1,351,241
6.75%, 02/15/28		1,053	1,165,868
JPMorgan Chase & Co.(b):
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24		34,000	35,455,330
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24		5,629	5,936,752
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28		18,755	20,065,613
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29		36,350	39,702,752
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29		33,465	37,089,174
(LIBOR USD 3 Month + 1.33%), 4.45%, 12/05/29		37,888	42,829,418
(LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/48		10,000	11,211,291
Kaiser Aluminum Corp., 5.88%, 05/15/24		16,741	17,429,223

Security		Par (000)	Value

United States (continued)
KAR Auction Services, Inc., 5.13%, 06/01/25(a)	USD	534	$552,690
KB Home:
8.00%, 03/15/20		443	453,721
7.63%, 05/15/23		4,682	5,302,365
Keurig Dr Pepper, Inc., 4.06%, 05/25/23		8,010	8,470,968
KFC Holding Co.(a):
5.00%, 06/01/24		16,722	17,349,075
5.25%, 06/01/26		1,297	1,372,875
Kinder Morgan Energy Partners LP:
3.50%, 03/01/21		7,525	7,638,769
5.80%, 03/01/21		3,765	3,944,396
Kinder Morgan, Inc., 5.55%, 06/01/45		5,000	5,893,560
Kraft Heinz Foods Co., 5.00%, 06/04/42		14,085	14,521,322
Kroger Co. (The), 5.40%, 01/15/49		5,195	6,149,295
Lamar Media Corp., 5.38%, 01/15/24		2,184	2,241,330
Lamb Weston Holdings, Inc.(a):
4.63%, 11/01/24		1,027	1,080,815
4.88%, 11/01/26		1,027	1,075,782
Las Vegas Sands Corp.:
3.20%, 08/08/24		3,755	3,824,591
3.50%, 08/18/26		4,155	4,220,925
Lennar Corp.:
4.50%, 11/15/19		3,680	3,680,000
2.95%, 11/29/20		55	55,069
8.38%, 01/15/21		2,042	2,187,493
4.75%, 04/01/21		6,025	6,153,031
4.13%, 01/15/22		3,056	3,128,580
4.75%, 11/15/22(f)		32,238	33,890,197
4.88%, 12/15/23		3,655	3,883,437
4.50%, 04/30/24		1,798	1,894,193
5.88%, 11/15/24		10,976	12,155,920
4.75%, 05/30/25		619	660,659
5.25%, 06/01/26		172	185,975
4.75%, 11/29/27		1,113	1,193,693
Level 3 Financing, Inc.:
5.38%, 08/15/22		5,421	5,451,493
5.63%, 02/01/23		6,440	6,520,500
5.13%, 05/01/23		13,263	13,400,272
5.38%, 01/15/24		3,265	3,329,810
5.38%, 05/01/25		985	1,020,253
5.25%, 03/15/26		956	994,097
LGI Homes, Inc., 6.88%, 07/15/26(a)		2,857	2,971,280
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(a)		3,091	3,176,003
Lockheed Martin Corp.:
4.07%, 12/15/42		8,215	9,481,433
3.80%, 03/01/45		1,395	1,553,855
4.09%, 09/15/52		16,270	19,135,555
Lowe’s Cos., Inc., 4.55%, 04/05/49		45,395	52,246,782
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		3,825	4,121,438
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24		10,000	10,649,145
4.38%, 03/15/29		17,855	20,193,939
Masonite International Corp., 5.75%, 09/15/26(a)		350	369,250
Massachusetts Institute of Technology, 3.96%, 07/01/38		8,375	9,769,231
MassMutual Global Funding II, 3.40%, 03/08/26(a)		13,300	14,102,137
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)		14,877	15,285,374
McDonald’s Corp.:
3.80%, 04/01/28		7,529	8,251,449

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.70%, 12/09/35	USD	1,640	$1,948,510
3.63%, 05/01/43		15,400	15,663,506
4.88%, 12/09/45		18,122	21,912,426
Medtronic Global Holdings SCA:
1.13%, 03/07/27	EUR	2,850	3,296,951
1.63%, 03/07/31		4,260	5,154,086
2.25%, 03/07/39		3,570	4,643,929
Meritor, Inc., 6.25%, 02/15/24	USD	10,523	10,825,536
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		19,934	21,852,648
4.50%, 09/01/26		585	620,100
5.75%, 02/01/27(a)		878	985,818
MGM Resorts International:
5.25%, 03/31/20		415	419,669
4.63%, 09/01/26		1,000	1,042,630
Microchip Technology, Inc., 3.92%, 06/01/21		41,630	42,519,885
Micron Technology, Inc., 4.66%, 02/15/30		9,484	9,864,358
Mid-America Apartments LP, 3.95%, 03/15/29		10,736	11,715,631
Mondelez International Holdings Netherlands BV, 2.25%, 09/19/24(a)		17,880	17,793,705
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48		9,296	10,885,969
Morgan Stanley:
3.13%, 01/23/23		8,290	8,503,367
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(b)		28,855	30,134,962
(SOFR + 1.15%), 2.72%, 07/22/25(b)		13,795	13,933,207
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(b)		27,505	29,396,732
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(b)		75,593	84,903,218
Motorola Solutions, Inc., 4.60%, 05/23/29		21,135	23,032,134
MPLX LP:
(LIBOR USD 3 Month + 0.90%), 3.00%, 09/09/21(b)		4,665	4,680,488
(LIBOR USD 3 Month + 1.10%), 3.20%, 09/09/22(b)		12,717	12,757,122
6.38%, 05/01/24(a)		556	583,193
5.25%, 01/15/25(a)		11,313	11,941,553
4.13%, 03/01/27		22,625	23,859,848
MPT Operating Partnership LP, 3.33%, 03/24/25	EUR	4,000	4,812,260
NBCUniversal Media LLC, 4.45%, 01/15/43	USD	7,530	8,729,696
NCL Corp. Ltd., 4.75%, 12/15/21(a)		2,849	2,897,718
NCR Corp.:
5.00%, 07/15/22		3,736	3,778,030
5.75%, 09/01/27(a)		1,051	1,087,785
6.13%, 09/01/29(a)		1,926	2,030,100
Netflix, Inc., 3.88%, 11/15/29	EUR	3,398	3,925,869
Newfield Exploration Co., 5.38%, 01/01/26	USD	863	937,463
Newmont Goldcorp Corp., 2.80%, 10/01/29		2,360	2,332,334
Nexstar Escrow, Inc., 5.63%, 07/15/27(a)		6,569	6,881,028
NGPL PipeCo LLC(a):
4.38%, 08/15/22		17,849	18,502,366
4.88%, 08/15/27		1,428	1,530,681
7.77%, 12/15/37		16,568	21,460,478

Security		Par (000)	Value

United States (continued)
Nielsen Finance LLC:
4.50%, 10/01/20	USD	310	$310,803
5.00%, 04/15/22(a)		17,666	17,715,465
Noble Energy, Inc., 4.20%, 10/15/49		10,000	9,839,627
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 9.50% PIK), 05/15/23(j)		6,564	6,761,279
Northern States Power Co., 2.90%, 03/01/50		3,945	3,813,952
NRG Energy, Inc.:
7.25%, 05/15/26		4,933	5,402,869
6.63%, 01/15/27		1,515	1,641,275
5.75%, 01/15/28		1,013	1,088,975
2.75%, 06/01/48(k)		7,928	8,909,934
Occidental Petroleum Corp.:
2.60%, 08/13/21		6,800	6,844,292
2.70%, 08/15/22		17,641	17,805,157
2.90%, 08/15/24		22,770	22,940,398
0.00%, 10/10/36(e)		5,000	2,469,400
Ochsner Clinic Foundation, 5.90%, 05/15/45		3,304	4,577,444
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49(a)		9,575	10,734,973
Oracle Corp., 4.00%, 11/15/47		5,000	5,595,527
Orazul Energy Egenor SCA, 5.63%, 04/28/27(a)		10,000	10,334,375
Outfront Media Capital LLC:
5.63%, 02/15/24		804	827,115
5.88%, 03/15/25		250	257,812
Pacific Drilling SA, 8.38%, 10/01/23(a)		7,597	6,381,480
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	EUR	18,536	20,582,125
Parsley Energy LLC(a):
6.25%, 06/01/24	USD	17,007	17,602,245
5.38%, 01/15/25		21,382	21,649,275
5.25%, 08/15/25		4,255	4,317,591
5.63%, 10/15/27		3,522	3,636,465
PayPal Holdings, Inc.:
2.40%, 10/01/24		11,080	11,140,070
2.65%, 10/01/26		48,935	49,272,083
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		1,293	1,658,586
PECO Energy Co., 3.00%, 09/15/49		1,720	1,682,644
Penske Truck Leasing Co. LP, 2.70%, 11/01/24(a)		4,150	4,158,733
Post Holdings, Inc., 5.50%, 03/01/25(a)		18,687	19,574,633
PPL Electric Utilities Corp., 3.00%, 10/01/49		6,040	5,844,042
PulteGroup, Inc.:
4.25%, 03/01/21		425	433,500
5.50%, 03/01/26		9,803	10,709,777
5.00%, 01/15/27		556	600,480
7.88%, 06/15/32		10,834	13,217,480
6.00%, 02/15/35		141	150,165
Qorvo, Inc.:
5.50%, 07/15/26		5,242	5,536,863
4.38%, 10/15/29(a)		2,982	3,002,501
Quicken Loans, Inc.(a):
5.75%, 05/01/25		42,081	43,396,031
5.25%, 01/15/28		2,182	2,251,824
Realogy Group LLC, 9.38%, 04/01/27(a)		1,092	1,014,490
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	22,761	26,695,027
6.25%, 05/15/26(a)	USD	12,630	13,545,548
6.88%, 11/15/26	EUR	1,606	1,954,388

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
8.25%, 11/15/26(a)	USD	1,825	$2,014,344
Republic Services, Inc., 2.50%, 08/15/24		4,405	4,451,788
Reynolds Group Issuer, Inc.(a):
5.13%, 07/15/23		1,000	1,023,750
7.00%, 07/15/24		418	433,153
Rockies Express Pipeline LLC, 5.63%, 04/15/20(a)		32,979	33,432,461
Roper Technologies, Inc., 2.35%, 09/15/24		5,280	5,286,903
Ryder System, Inc., 3.65%, 03/18/24		8,405	8,830,670
Sabine Pass Liquefaction LLC:
6.25%, 03/15/22		8,734	9,410,609
5.63%, 04/15/23(f)		2,292	2,490,423
5.75%, 05/15/24		4,075	4,542,043
5.63%, 03/01/25		9,336	10,482,814
Sable Permian Resources Land LLC, 13.00%, 11/30/20(a)(g)(l)		21,980	22,639,400
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		11,780	12,015,600
5.25%, 11/15/23		860	883,650
Scientific Games International, Inc., 10.00%, 12/01/22		10,620	11,044,800
SEACOR Holdings, Inc., 3.25%, 05/15/30(k)		12,666	11,824,607
Shea Homes LP, 5.88%, 04/01/23(a)		154	157,465
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26		20,000	20,635,938
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(a)		8,502	9,080,136
Simon Property Group LP:
2.45%, 09/13/29		9,698	9,488,155
3.25%, 09/13/49		11,490	11,225,577
Sirius XM Radio, Inc.(a):
3.88%, 08/01/22		5,095	5,173,017
4.63%, 07/15/24		12,288	12,740,567
5.38%, 04/15/25		1,233	1,277,696
5.38%, 07/15/26		1,233	1,294,478
5.00%, 08/01/27		1,754	1,811,005
5.50%, 07/01/29		8,172	8,723,610
Sprint Capital Corp., 8.75%, 03/15/32		5,573	6,874,017
Sprint Communications, Inc.:
7.00%, 03/01/20(a)		10,133	10,297,661
7.00%, 08/15/20		2,910	3,003,731
Sprint Corp.:
7.25%, 09/15/21		8,599	9,175,993
7.88%, 09/15/23		19,717	21,658,336
7.13%, 06/15/24		10,666	11,495,815
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(a)(f)		27,002	27,102,756
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		22,510	23,644,733
Standard Industries, Inc.(a):
5.50%, 02/15/23		619	631,380
5.38%, 11/15/24		1,355	1,395,650
6.00%, 10/15/25		35,837	37,573,661
5.00%, 02/15/27		619	640,851
4.75%, 01/15/28		2,457	2,539,702
Staples, Inc.(a):
7.50%, 04/15/26		15,000	15,454,500
10.75%, 04/15/27		14,270	14,662,425
Steel Dynamics, Inc.:
5.25%, 04/15/23		833	847,577
5.50%, 10/01/24		10,709	10,990,647
4.13%, 09/15/25		185	186,850

Security		Par (000)	Value

United States (continued)
5.00%, 12/15/26	USD	6,635	$6,950,163
Summit Materials LLC, 6.13%, 07/15/23		5,759	5,859,783
Sunoco Logistics Partners Operations LP:
4.65%, 02/15/22		2,416	2,532,731
4.25%, 04/01/24		3,146	3,312,237
Sunoco LP:
4.88%, 01/15/23		23,514	24,131,243
5.50%, 02/15/26		2,548	2,659,271
6.00%, 04/15/27		702	747,616
5.88%, 03/15/28		10,464	11,104,920
SunTrust Banks, Inc., (LIBOR USD 3 Month + 0.74%), 3.69%, 08/02/24(b)		9,780	10,252,457
Sutter Health, Series 2018, 3.70%, 08/15/28		8,337	9,060,130
Synchrony Financial:
2.85%, 07/25/22		2,645	2,667,258
4.38%, 03/19/24		12,880	13,667,326
Talen Energy Supply LLC:
6.50%, 06/01/25		12,477	9,482,520
10.50%, 01/15/26(a)		10,841	9,350,363
7.25%, 05/15/27(a)		43,347	44,053,556
Talos Production LLC, 11.00%, 04/03/22		14,140	14,422,800
Targa Resources Partners LP:
4.25%, 11/15/23		2,000	2,015,000
5.13%, 02/01/25		427	439,105
5.88%, 04/15/26		12,610	13,362,817
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		16,816	18,455,560
Tempur Sealy International, Inc., 5.50%, 06/15/26		702	731,835
Tenet Healthcare Corp.:
4.63%, 07/15/24		2,304	2,367,890
4.63%, 09/01/24(a)		16,347	16,815,832
4.88%, 01/01/26(a)		18,737	19,228,846
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29		5,680	5,657,948
Toledo Hospital (The), 5.75%, 11/15/38		14,600	17,213,887
Toll Brothers Finance Corp.:
5.88%, 02/15/22		2,000	2,127,500
4.38%, 04/15/23		15,384	16,114,740
4.88%, 11/15/25		4,261	4,559,270
4.88%, 03/15/27		2,000	2,142,500
4.35%, 02/15/28		2,000	2,065,000
3.80%, 11/01/29		14,512	14,285,323
Total System Services, Inc., 3.80%, 04/01/21		9,670	9,873,193
TransDigm, Inc.:
6.00%, 07/15/22		16,459	16,705,885
6.50%, 07/15/24		3,865	3,985,781
6.25%, 03/15/26(a)		35,308	37,911,965
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		2,990	2,996,984
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		23,615	24,677,153
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		2,756	2,796,833
Transocean, Inc., 9.00%, 07/15/23(a)		3,253	3,342,458
TRI Pointe Group, Inc.:
4.88%, 07/01/21		3,767	3,880,010
5.25%, 06/01/27		11,685	11,714,213
Tyson Foods, Inc.:
4.00%, 03/01/26		5,978	6,481,859
4.35%, 03/01/29		30,773	34,836,009

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
UGI International LLC, 3.25%, 11/01/25	EUR	1,186	$1,366,622
Union Pacific Corp.:
3.55%, 08/15/39	USD	3,740	3,915,614
4.50%, 09/10/48		5,000	5,966,183
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21		13,278	13,852,631
Series 2019-2, Class B, 3.50%, 05/01/28		4,758	4,765,849
United Parcel Service, Inc., 3.40%, 09/01/49		4,185	4,211,067
United Rentals North America, Inc.:
5.50%, 07/15/25		9,495	9,879,547
4.63%, 10/15/25		927	945,992
5.88%, 09/15/26		1,233	1,314,748
6.50%, 12/15/26		1,355	1,476,273
5.50%, 05/15/27		1,233	1,306,980
4.88%, 01/15/28		2,062	2,144,480
United Technologies Corp.:
4.13%, 11/16/28		14,165	16,026,081
4.50%, 06/01/42		14,840	17,771,601
4.63%, 11/16/48		5,000	6,242,564
UnitedHealth Group, Inc.:
3.70%, 12/15/25		8,285	8,919,827
3.50%, 08/15/39		5,215	5,428,761
4.25%, 06/15/48		10,460	12,009,209
4.45%, 12/15/48		5,000	5,912,744
3.70%, 08/15/49		6,470	6,850,184
3.88%, 08/15/59		8,400	8,906,998
University of Southern California, 3.03%, 10/01/39		942	970,450
US Concrete, Inc., 6.38%, 06/01/24	.	702	730,080
Venator Finance SARL, 5.75%, 07/15/25(a)		5,917	4,985,072
Ventas Realty LP, 3.50%, 04/15/24		20,240	21,199,330
VeriSign, Inc.:
4.63%, 05/01/23		40,806	41,479,299
5.25%, 04/01/25		1,230	1,342,914
4.75%, 07/15/27		2,000	2,095,000
Verizon Communications, Inc.:
3.38%, 02/15/25		12,325	13,001,237
4.13%, 03/16/27		23,666	26,131,393
3.88%, 02/08/29		3,660	4,016,355
4.02%, 12/03/29		18,425	20,476,304
4.27%, 01/15/36		3,770	4,239,160
4.86%, 08/21/46		10,000	12,213,836
5.01%, 04/15/49		843	1,059,925
4.67%, 03/15/55		13,681	16,410,562
Viacom, Inc., 4.25%, 09/01/23		1,495	1,585,330
ViaSat, Inc., 5.63%, 04/15/27(a)		2,920	3,066,000
Vistra Energy Corp.:
5.88%, 06/01/23		973	993,919
7.63%, 11/01/24		11,816	12,303,410
Vistra Operations Co. LLC(a):
3.55%, 07/15/24		37,389	37,637,158
5.50%, 09/01/26		1,233	1,289,965
5.63%, 02/15/27		1,603	1,688,039
5.00%, 07/31/27		21,647	22,289,483
Walt Disney Co. (The), 2.75%, 09/01/49		35,340	33,916,889
Washington Mutual Escrow Bonds(d)(g)(l):
0.00%, 11/06/09		45,161	5
0.00%, 09/19/17(e)		2,631	—
0.00%, 09/21/17(m)		25,126	2
0.00%, 09/21/17(e)		15,753	2
0.00%, 10/03/17(m)		14,745	1

Security		Par (000)	Value

United States (continued)
Waste Management, Inc., 4.15%, 07/15/49	USD	5,000	$5,826,704
Weekley Homes LLC:
6.00%, 02/01/23		11,052	11,019,949
6.63%, 08/15/25		5,948	5,962,870
Wells Fargo & Co.:
3.75%, 01/24/24		81,595	86,338,918
3.55%, 09/29/25		29,900	31,600,547
3.00%, 04/22/26		14,510	14,877,935
(LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/27(b)		47,258	48,830,618
4.15%, 01/24/29		22,461	24,904,322
Welltower, Inc.:
3.63%, 03/15/24		5,611	5,891,011
4.13%, 03/15/29		10,375	11,311,823
WESCO Distribution, Inc., 5.38%, 12/15/21		1,500	1,509,375
Wesleyan University, 4.78%, 07/01/2116		4,035	4,834,202
Whiting Petroleum Corp., 1.25%, 04/01/20(k)		1,167	1,138,128
William Lyon Homes, Inc.:
6.00%, 09/01/23		8,745	9,094,800
6.63%, 07/15/27(a)		1,859	1,928,712
Williams Cos., Inc. (The):
4.00%, 09/15/25		3,079	3,254,922
3.75%, 06/15/27		25,415	26,250,825
Willis North America, Inc., 2.95%, 09/15/29		4,780	4,704,658
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	8,300	9,349,348
3.63%, 10/15/26		1,142	1,320,962
WPX Energy, Inc.:
8.25%, 08/01/23	USD	585	658,125
5.25%, 09/15/24		760	773,300
5.75%, 06/01/26		585	599,625
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		592	620,120
Wynn Resorts Finance LLC, 5.13%, 10/01/29(a)		13,323	13,961,172
Xerox Corp., 4.50%, 05/15/21		3,880	3,967,300
XPO Logistics, Inc.(a):
6.50%, 06/15/22		520	530,140
6.13%, 09/01/23		754	778,505
Zayo Group LLC:
6.00%, 04/01/23		10,815	11,098,894
6.38%, 05/15/25		3,760	3,872,048
Zekelman Industries, Inc., 9.88%, 06/15/23(a)		412	434,145

			6,859,620,495

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		10,575	10,693,969
No Va Land Investment Group Corp., 5.50%, 04/27/23(k)		15,100	14,845,187
Vinpearl JSC, 3.50%, 06/14/23(k)		8,000	8,787,440

			34,326,596

Total Corporate Bonds — 35.7% (Cost: $11,718,411,099)			11,898,054,237

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests — 3.7%(m)

Brazil — 0.0%
Samarco Mineracao SA, Term Loan, 12/02/25(d)(g)(l)(n)	USD	6,079	$4,255,332

Canada — 0.2%
Bausch Health Cos., Inc., Term Loan:
(LIBOR USD 1 Month + 3.00%), 5.04%, 06/02/25		4,525	4,541,881
11/27/25(n)		8,025	8,036,896
WestJet Airlines Ltd., Term Loan, 08/07/26(n)		32,284	32,506,114

			45,084,891

Denmark — 0.0%
Nets Holdco 4 ApS, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 02/06/25	EUR	2,646	2,860,206

France — 0.0%
CEVA Sante Animale SA, Term Loan B, (EURIBOR 3 Month + 4.75%), 4.75%, 04/13/26		3,300	3,629,134
Flamingo LUX II, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 09/07/23		1,500	1,641,563
THOM Europe SAS, Term Loan, (EURIBOR 3 Month + 4.25%), 4.25%, 08/07/24		1,500	1,641,399
Verallia SA, Term Loan, (EURIBOR 1 Month + 2.75%), 2.75%, 08/01/25		1,000	1,089,536

			8,001,632

Germany — 0.0%
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.25%), 3.25%, 02/28/24		1,000	1,088,740
Rain Carbon GmbH, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 12/11/24		2,500	2,606,806
Springer Science+business Media LLC, Term Loan B14, (EURIBOR 1 Month + 3.25%), 3.75%, 08/15/22		4,341	4,761,192

			8,456,738

Indonesia — 0.0%
MNC Sky Vision Tbk PT, Term Loan, (LIBOR USD 6 Month + 4.25%), 6.46%, 11/07/19(d)	USD	6,000	5,520,000

Luxembourg — 0.2%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23	EUR	1,467	1,531,159
Eircom Finco SARL, 1st Lien Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 05/15/26		6,250	6,844,818
Gol Luxco SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20(d)	USD	31,442	31,756,420
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.80%, 11/27/23		3,435	3,442,523
(LIBOR USD 1 Month + 4.50%), 6.55%, 01/02/24		3,350	3,386,071

Security		Par (000)	Value

Luxembourg (continued)
JBS USA LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.54%, 05/01/26	USD	11,273	$11,320,360
Logoplaste USA, Inc., Term Loan B, (EURIBOR 6 Month + 3.50%), 3.50%, 10/04/23	EUR	1,700	1,837,276
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 3 Month + 3.75%), 3.75%, 04/11/24		1,333	1,440,240

			61,558,867

Netherlands — 0.1%
Bach Finance Ltd., Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/30/24		2,000	2,175,540
Kloeckner Pentaplast, Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 06/30/22		2,500	2,295,326
Nouryon Finance BV, Term Loan, 10/01/25(n)		2,500	2,730,543
Peer Holdings III BV, Term Loan B, 03/07/25(n)		3,000	3,277,011
Sapphire Bidco BV, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 05/05/25		2,500	2,539,583
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 07/10/25	USD	26,957	27,057,993

			40,075,996

Norway — 0.0%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.75%), 0.00%, 02/24/25	EUR	2,500	2,714,657

Poland — 0.0%
Pfleiderer Group SA, Term Loan, (EURIBOR 1 Month + 5.00%), 5.00%, 08/01/24		3,000	3,188,104

Spain — 0.1%
Areas Worldwide Financiere, Term Loan, (EURIBOR 6 Month + 4.75%), 4.75%, 07/06/26		5,000	5,457,707
Boluda Corp. Maritima SL, Term Loan, 09/26/26(n)		2,500	2,739,398
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 6 Month + 2.75%), 0.00%, 05/03/24		3,826	4,160,458
Imagina Media Audiovisual SA, Term Loan, 12/26/25(n)		3,500	3,798,154
Masmovil Ibercom SA, Term Loan, (EURIBOR 6 Month + 3.25%), 3.25%, 05/07/26		3,017	3,318,799
Masmovil Ibercom SA, Term Loan B2, 05/07/26(n)		483	531,008
Piolin Bidco SAU, Term Loan, 09/27/26(n)		4,000	4,348,900
Promotora de Informaciones SA, 1st Lien Term Loan 2, 11/30/22(n)		2,500	2,667,653
Promotora de Informaciones SA, Term Loan, (EURIBOR 6 Month + 4.00%), 4.00%, 12/31/22		2,834	2,998,813

			30,020,890

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden — 0.0%
Diaverum AB, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.25%), 3.25%, 07/04/24	EUR	3,500	$3,791,478

Switzerland — 0.0%(n)
Matterhorn Telecom SA, Term Loan, 09/15/26		1,875	2,055,693
Swissport International AG, Term Loan, 08/14/24		3,500	3,822,760

			5,878,453

United Kingdom — 0.1%
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 0.00%, 02/07/25		3,990	4,254,767
Froneri Ltd., Term Loan, (EURIBOR 6 Month + 2.63%), 2.63%, 01/31/25(d)		2,000	2,190,800
Theramex SpA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 01/31/25		2,838	3,082,461
Triton Bidco, Term Loan B, 09/10/26(n)	USD	12,851	12,640,115
Vue International Bidco plc, Term Loan(n):
07/03/26	EUR	1,219	1,340,551
07/03/26		6,781	7,455,345

			30,964,039

United States — 3.0%
Acadia Healthcare Co., Term Loan B2, 02/16/23(n)	USD	16,646	16,658,984
Advanced Drainage Systems, Inc., Term Loan, 09/18/26(n)		2,606	2,615,772
Aligned Energy LLC, Term Loan, 10/09/23(n)		55,729	55,393,106
Allegiant Travel Co., Term Loan, 02/05/24(d)(n)		23,279	23,453,102
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 6.79%, 11/03/25		26,477	23,718,571
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.29%, 01/02/25		10,166	10,133,755
Boxer Parent Co., Inc., Term Loan B, 10/02/25(n)		3,924	3,771,734
Bristow Group, Inc., Term Loan(d):
(LIBOR USD 6 Month + 0.00%), 0.00%, 08/21/20		2,437	2,436,976
(LIBOR USD 6 Month + 7.00%), 9.50%, 05/10/22		4,886	4,861,191
Caliber Home Loans, Inc., Term Loan, 04/24/21(d)(n)		38,930	38,832,675
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.42%, 12/31/21		21,090	18,308,862
(LIBOR USD 1 Month + 4.75%), 6.79%, 12/31/22		23,249	20,594,661
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.55%, 03/31/23		18,516	18,446,679
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.05%, 04/30/25		9,874	9,928,025
Chemours Co. (The), Tranche B2 Term Loan, (EURIBOR 3 Month + 2.00%), 2.50%, 04/03/25	EUR	2,694	2,879,139

Security		Par (000)	Value

United States (continued)
Circa Resort & Casino, Term Loan, (LIBOR USD 3 Month + 8.00%), 10.04%, 08/09/25(d)	USD	62,588	$62,587,636
CITGO Holding, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.04%, 08/01/23		5,000	5,087,500
Colorado Plaza, Term Loan, (LIBOR USD 6 Month + 0.00%), 0.00%, 05/15/20(d)		19,300	19,300,000
CSC Holdings LLC, Term Loan, 04/27/27(d)(n)		9,721	9,720,814
Diamond (BC) BV, Term Loan, 09/06/24(n)	EUR	2,176	2,295,569
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.05%, 02/06/26	USD	7,760	7,805,706
Facebook Burlingame, Term Loan, 05/09/23(n)		12,381	12,381,248
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.04%, 08/13/25		10,808	10,794,814
Gates Global LLC, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 04/01/24	EUR	1,469	1,579,508
Goldman Sachs Bank USA, Term Loan, (LIBOR USD 6 Month + 1.90%), 4.10%, 09/17/22(d)	USD	31,378	31,299,823
Goldman Sachs Lending Partners LLC, Term Loan, (LIBOR USD 6 Month + 1.75%), 3.95%, 09/17/22(d)		13,091	13,058,249
Hilton Washington Dupont Hotel, Term Loan, (LIBOR USD 6 Month + 4.87%), 4.87%, 04/01/24(d)		30,000	30,000,000
Houston Center, Term Loan, 12/09/22(n)		24,341	24,340,674
Informatica LLC, Term Loan B, 08/05/22(n)		16,791	16,853,657
Interface Security LLC, Term Loan, (LIBOR USD 6 Month + 7.00%), 9.04%, 09/30/20(d)		12,087	11,830,755
Jeld-Wen, Inc., Term Loan, 12/14/24(n)		8,199	8,193,089
KAR Auction Services, Inc., Term Loan B, 09/19/26(n)		2,354	2,363,104
Lamar Media Corp., Term Loan B, 03/14/25(n)		1,042	1,045,750
LSTAR Securities Financing, Term Loan, (LIBOR USD 6 Month + 2.00%), 4.10%, 05/02/22(d)		64,572	64,571,770
McAfee LLC, Term Loan:
09/30/24(n)		23,913	23,956,059
(LIBOR USD 1 Month + 8.50%), 10.54%, 09/29/25		11,121	11,211,666
MGM Growth Properties LLC, Term Loan B, 03/21/25(n)		29,703	29,748,010
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.60%, 06/30/25		10,232	10,039,807
National Response Corp., Term Loan, (LIBOR USD 3 Month + 5.25%), 7.35%, 06/05/24		21,128	21,035,895
ON Semiconductor Corp., Term Loan B, 09/19/26(n)		4,126	4,143,012
Park Avenue Tower, Term Loan, (LIBOR USD 6 Month + 0.00%), 0.00%, 03/09/24		43,569	43,569,433

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
PCI Gaming Authority, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.04%, 05/29/26	USD	17,472	$17,559,571
PHI Group, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.04%, 09/04/24(d)		12,661	12,471,085
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.80%, 11/08/22(d)		31,064	29,511,162
PLH Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 8.21%, 08/15/23(d)		7,308	7,234,679
Ply Gem, Inc., Term Loan B, 04/01/25(n)		14,046	13,729,511
Riata Corporate Park, Term Loan, (LIBOR USD 6 Month + 6.29%), 7.77%, 06/09/22(d)		20,000	20,000,000
RNTR Seer Financing, Term Loan, (LIBOR USD 6 Month + 2.38%), 4.51%, 12/20/21(d)		18,050	18,004,875
Robertshaw US Holdings Corp., Term Loan B25, (LIBOR USD 1 Month + 3.25%), 5.31%, 02/14/25(d)		7,043	6,391,296
Robertshaw US Holdings Corp., Term Loan B26, (LIBOR USD 1 Month + 8.00%), 10.06%, 02/27/26		4,760	4,077,749
Roundpoint Mortgage Servicing Corp., Term Loan, 08/08/20(d)(n)		48,566	48,629,627
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.04%, 02/22/24		9,484	9,517,204
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.56%, 02/02/24		14,354	14,241,717
Staples, Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.62%, 09/12/24		5,948	5,868,970
Staples, Inc., Term Loan B, (LIBOR USD 3 Month + 5.00%), 7.12%, 04/16/26		7,072	6,967,676
TAMKO Building Products, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%) 5.29% - 5.37%, 05/29/26		8,945	8,933,819
Transdigm, Inc., Term Loan F, 06/09/23(n)		5,018	5,001,703
VICI Properties 1 LLC, Term Loan B, 12/20/24(n)		18,629	18,668,084
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.86%, 04/29/23		10,458	10,416,088
XPO Logistics, Inc., Term Loan B, 02/24/25(n)		4,181	4,197,936

			992,269,532

Total Floating Rate Loan Interests — 3.7% (Cost: $1,259,387,661)			1,244,640,815

Foreign Agency Obligations — 1.5%

Argentina — 0.0%
YPF SA, 7.00%, 12/15/47		8,336	5,816,861

China — 0.4%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	8,600	9,045,401
China Development Bank:
3.30%, 02/01/24	CNY	268,000	37,209,610
4.04%, 07/06/28		246,600	35,059,317

Security		Par (000)	Value

China (continued)
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(b)(i)	USD	3,179	$3,179,000
China National Petroleum Corp., Series B, 4.16%, 08/16/25	CNY	100,000	14,264,965
China Southern Power Grid Co. Ltd.:
3.76%, 01/14/24		80,000	11,068,382
China State Railway Group Co. Ltd.:
4.88%, 10/17/24		90,000	13,254,371
Series A, 5.42%, 05/27/24		10,000	1,512,360
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	5,700	5,464,305
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		2,832	2,824,070
State Grid Corp. of China, 5.38%, 08/19/24	CNY	20,000	3,020,351
Xi’an Municipal Infrastructure Construction Investment Group Corp. Ltd., 4.00%, 06/24/22	USD	5,875	5,919,063

			141,821,195

Colombia — 0.1%
Ecopetrol SA:
7.38%, 09/18/43		9,000	12,051,562
5.88%, 05/28/45		6,759	7,895,357
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		12,626	13,219,422

			33,166,341

Finland — 0.0%
Fortum OYJ, 2.13%, 02/27/29	EUR	13,905	16,865,930

France — 0.0%
Electricite de France SA(b)(i):
(EUR Swap Annual 6 Year + 3.44%), 4.00%		1,600	1,876,771
(EUR Swap Annual 12 Year + 3.04%), 5.00%		3,000	3,686,756
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	3,300	4,408,490

			9,972,017

India — 0.2%
Oil India Ltd., 5.13%, 02/04/29	USD	9,570	10,864,941
Power Finance Corp. Ltd.:
3.75%, 06/18/24		9,455	9,649,860
3.75%, 12/06/27		15,023	15,008,916
4.50%, 06/18/29		8,313	8,684,487
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		6,872	7,211,305

			51,419,509

Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT, 3.75%, 04/11/24		7,005	7,237,041
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23		19,875	21,918,398
Pertamina Persero PT, 4.70%, 07/30/49		5,225	5,420,938
Perusahaan Listrik Negara PT:
5.45%, 05/21/28		3,000	3,454,687
5.38%, 01/25/29		3,000	3,442,500
6.15%, 05/21/48		2,000	2,564,375
4.88%, 07/17/49		7,625	8,196,875
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 03/01/28		4,850	5,304,688

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	108,840,000	$7,233,355

			64,772,857

Mexico — 0.5%
Petroleos Mexicanos:
6.38%, 02/04/21	USD	25,000	26,093,750
(LIBOR USD 3 Month + 3.65%), 5.79%, 03/11/22(b)		4,682	4,868,742
6.88%, 08/04/26		22,000	23,650,000
6.49%, 01/23/27(a)		5,000	5,212,500
6.50%, 03/13/27		12,296	12,773,623
5.35%, 02/12/28		29,376	28,109,160
7.69%, 01/23/50(a)		50,013	52,017,271

			152,725,046

Panama — 0.0%
AES Panama SRL, 6.00%, 06/25/22(a)		2,623	2,691,034

Saudi Arabia — 0.0%
Saudi Telecom Co., 3.89%, 05/13/29(a)		8,000	8,588,000

South Africa — 0.1%
Eskom Holdings SOC Ltd.(a):
5.75%, 01/26/21		12,381	12,504,810
6.75%, 08/06/23		12,079	12,418,239
7.13%, 02/11/25		3,572	3,679,160

			28,602,209

Total Foreign Agency Obligations — 1.5% (Cost: $508,546,540)			516,440,999

Foreign Government Obligations — 13.9%

Argentina — 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	412,362	2,573,837
Republic of Argentina:
3.38%, 10/12/20	CHF	2,100	1,025,093
6.88%, 04/22/21	USD	14,472	7,091,280
4.63%, 01/11/23		10,019	4,201,718
7.50%, 04/22/26		9,703	4,245,062
5.88%, 01/11/28		37,384	15,327,440
7.13%, 07/06/36		15,273	6,567,390
6.88%, 01/11/48		25,000	10,562,500

			51,594,320

Australia — 0.1%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	44,969	39,561,386

Brazil — 0.1%
Federative Republic of Brazil:
4.50%, 05/30/29	USD	41,712	43,471,725
5.63%, 02/21/47		5,449	6,099,474

			49,571,199

Chile — 0.0%
Tesoreria General de LA Republica, 4.50%, 03/01/26	CLP	4,790,000	7,321,348

China — 1.2%
China Development Bank, 3.68%, 02/26/26	CNY	161,800	22,570,243
People’s Republic of China:
3.30%, 07/04/23		38,000	5,386,211
3.19%, 04/11/24		168,000	23,644,994
3.22%, 12/06/25		295,200	41,388,799

Security		Par (000)	Value

China (continued)
3.25%, 11/22/28	CNY	331,100	$46,396,409
3.29%, 05/23/29		1,060,900	149,689,798
4.08%, 10/22/48		328,000	47,646,895
3.86%, 07/22/49		447,800	63,680,499

			400,403,848

Colombia — 0.7%
Republic of Colombia:
4.38%, 07/12/21	USD	32,940	34,103,194
10.00%, 07/24/24	COP	316,996,300	109,648,838
6.25%, 11/26/25		195,797,100	58,582,154
7.00%, 06/30/32		108,479,500	33,445,664

			235,779,850

Ecuador — 0.1%
Republic of Ecuador, 9.50%, 03/27/30(a)	USD	24,991	25,278,397

Egypt — 0.3%
Arab Republic of Egypt:
15.90%, 07/02/24	EGP	58,705	3,800,906
7.50%, 01/31/27	USD	10,183	10,946,725
16.10%, 05/07/29	EGP	541,228	36,288,955
5.63%, 04/16/30	EUR	13,496	14,682,384
6.38%, 04/11/31(a)		11,994	13,591,689
6.88%, 04/30/40	USD	15,762	15,358,099
8.50%, 01/31/47		4,890	5,184,928
8.70%, 03/01/49(a)		5,126	5,504,042
8.70%, 03/01/49		4,933	5,296,809

			110,654,537

France — 0.5%
Electricite de France SA, (EUR Swap Annual 12 Year + 3.79%), 5.38%(b)(i)	EUR	7,600	9,464,036
Republic of France, 1.50%, 05/25/50(a)		106,945	147,904,545

			157,368,581

Germany — 0.3%
Federal Republic of Germany:
0.00%, 10/13/23		16,300	18,361,956
0.10%, 04/15/26		48,985	59,040,097
0.25%, 08/15/28		8,710	10,261,030

			87,663,083

Greece — 0.4%
Hellenic Republic of Greece:
3.50%, 01/30/23		4,914	5,889,665
3.45%, 04/02/24(a)		24,550	29,985,844
1.88%, 07/23/26(a)		21,150	24,240,565
3.75%, 01/30/28		1,196	1,555,427
3.88%, 03/12/29(a)		55,970	74,595,388
3.90%, 01/30/33		1,249	1,700,625
4.00%, 01/30/37		996	1,389,701
4.20%, 01/30/42		6,367	9,293,235

			148,650,450

India — 1.7%
Republic of India:
7.27%, 04/08/26	INR	10,162,330	148,099,790
7.17%, 01/08/28		24,451,920	350,732,452
7.95%, 08/28/32		678,500	10,271,139
7.57%, 06/17/33		4,300,000	63,370,252

			572,473,633

Indonesia — 2.1%
Republic of Indonesia:
4.88%, 05/05/21	USD	32,940	34,175,250
3.70%, 01/08/22		17,040	17,491,560
3.75%, 04/25/22		32,940	33,917,906

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
8.38%, 09/15/26	IDR	300,000,000	$22,554,156
7.00%, 05/15/27		326,840,000	22,737,196
6.13%, 05/15/28		972,340,000	63,258,612
8.25%, 05/15/29		2,441,634,000	183,041,931
7.00%, 09/15/30		650,000,000	44,485,735
6.63%, 05/15/33		585,542,000	37,372,388
8.38%, 03/15/34		854,484,000	63,416,618
7.50%, 06/15/35		149,446,000	10,340,042
8.25%, 05/15/36		521,647,000	38,034,846
7.50%, 05/15/38		667,099,000	45,585,490
8.38%, 04/15/39		924,845,000	68,312,785

			684,724,515

Italy — 1.1%
Republic of Italy:
1.75%, 07/01/24	EUR	127,150	148,620,517
4.75%, 09/01/44(a)		26,992	46,798,730
2.70%, 03/01/47(a)		37,080	48,748,990
3.45%, 03/01/48(a)		33,670	49,849,785
3.85%, 09/01/49(a)		35,395	55,664,210
2.80%, 03/01/67(a)		8,140	10,528,596

			360,210,828

Japan — 0.7%
Japan Government CPI Linked Bond, Series 23, 0.10%, 03/10/28	JPY	13,307,263	128,303,553
Japan Government Thirty Year Bond, 0.40%, 06/20/49		10,164,200	95,226,216

			223,529,769

Malaysia — 0.3%
Federation of Malaysia:
3.91%, 07/15/26	MYR	148,500	36,663,646
4.64%, 11/07/33		157,600	41,598,119
4.89%, 06/08/38		128,800	36,135,768

			114,397,533

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	8,507	8,039,115

Mexico — 1.4%
United Mexican States:
6.50%, 06/09/22	MXN	27,724	139,572,571
8.00%, 12/07/23		8,692	46,033,382
8.00%, 09/05/24		6,820	36,352,172
10.00%, 12/05/24		20,460	118,375,591
5.75%, 03/05/26		2,128	10,180,775
8.50%, 05/31/29		19,325	108,594,406

			459,108,897

Nigeria — 0.1%
Federal Republic of Nigeria:
13.98%, 02/23/28	NGN	2,444,500	6,598,574
7.14%, 02/23/30	USD	4,045	4,143,597
8.75%, 01/21/31		4,908	5,513,831
9.25%, 01/21/49		5,807	6,472,990

			22,728,992

Qatar — 0.0%
State of Qatar, 4.50%, 04/23/28		6,397	7,284,584

Russia — 1.0%
Russian Federation:
7.40%, 07/17/24	RUB	3,228,740	51,215,269
7.05%, 01/19/28		5,324,540	83,228,007
6.90%, 05/23/29		2,509,120	38,717,167

Security		Par (000)	Value

Russia (continued)
8.50%, 09/17/31	RUB	9,625,630	$165,954,737

			339,115,180

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.25%, 01/16/50	USD	6,594	8,213,651

South Africa — 0.2%
Republic of South Africa:
4.85%, 09/30/29		10,588	10,561,530
8.00%, 01/31/30	ZAR	248,818	15,334,976
9.00%, 01/31/40		193,608	11,806,813
8.75%, 02/28/48		151,465	8,892,482
5.75%, 09/30/49	USD	24,699	24,618,728

			71,214,529

Spain — 0.8%
Kingdom of Spain(a):
1.40%, 07/30/28	EUR	76,083	92,685,143
1.45%, 04/30/29		55,575	68,256,083
2.70%, 10/31/48		68,425	105,315,666

			266,256,892

Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka, 6.85%, 03/14/24	USD	4,775	4,870,500

Turkey — 0.1%
Republic of Turkey, 7.63%, 04/26/29		23,554	25,055,567

Ukraine — 0.1%
Republic of Ukraine, 9.75%, 11/01/28		26,572	30,458,155

United Arab Emirates — 0.2%
Emirate of Abu Dhabi United Arab Emirates:
2.13%, 09/30/24(a)		22,070	21,932,063
2.50%, 09/30/29(a)		24,803	24,635,580
2.50%, 09/30/29		10,590	10,518,517
3.13%, 09/30/49		17,000	16,489,893

			73,576,053

United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%, 01/22/45	GBP	33,536	64,608,133

Total Foreign Government Obligations — 13.9% (Cost: $4,599,635,376)			4,649,713,525

		Shares

Investment Companies — 1.2%
BlackRock Liquid Environmentally Aware Fund*		99,980,004	100,000,000
Communication Services Select Sector SPDR Fund		195,000	9,656,400
Consumer Discretionary Select Sector SPDR Fund		70,000	8,449,000
Financial Select Sector SPDR Fund .		967,904	27,101,312
Health Care Select Sector SPDR Fund(h)		107,000	9,643,910
Invesco QQQ Trust, Series 1(h)		234,371	44,251,588
Invesco Senior Loan ETF(h)		149,354	3,373,907
iShares China Large-Cap ETF*		1,514,171	60,264,006
iShares iBoxx $ High Yield Corporate Bond ETF(h)*		79,197	6,903,603
iShares J.P. Morgan USD Emerging Markets Bond ETF*		4,443	503,614

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies (continued)
iShares MSCI Emerging Markets ETF*		300,000	$12,261,000
VanEck Vectors Gold Miners ETF		712,173	19,022,141
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		2,807,588	92,650,404
VanEck Vectors Semiconductor ETF		178,686	21,286,863

Total Investment Companies — 1.2% (Cost: $411,765,689)			415,367,748

		Par (000)

Municipal Bonds — 4.9%
Aldine Independent School District (Permanent School Fund Guarantee Program (The)), Series 2019F-1, GO, 5.00%, 02/15/43	USD	2,340	2,874,456
American Municipal Power, Inc.
Series 2009B, RB, 6.45%, 02/15/44		2,545	3,673,758
Series 2010B, RB, 7.83%, 02/15/41		4,015	6,402,721
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.36%, 10/01/19(o)		10,240	9,999,647
Bay Area Toll Authority
Series 2010S-1, RB, 6.92%, 04/01/40		12,435	18,540,087
Series 2010S-1, RB, 7.04%, 04/01/50		21,990	36,878,110
Series 2019F-1, RB, 2.43%, 04/01/26		15,730	15,821,234
Berks County Industrial Development Authority (Tower Health Project), Series 2017, RB, 5.00%, 11/01/47		4,760	5,488,423
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		15,200	15,219,152
California Health Facilities Financing Authority
Series 2016A, RB, 5.00%, 08/15/33		3,535	4,330,127
Series 2017A, RB, 5.00%, 08/15/47		4,460	5,206,738
California Pollution Control Financing Authority (Poseidon Resources Channelside LP Desalination Project), Series 2012, RB, 5.00%, 11/21/45(a)		11,555	12,313,701
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		7,255	11,485,173
Canaveral Port Authority
Series 2018A, RB, 5.00%, 06/01/45		5,120	6,053,171
Series 2018B, RB, 5.00%, 06/01/48		5,120	6,155,520
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		4,800	5,628,288
Central Texas Regional Mobility Authority
Series 2015A, RB, 5.00%, 01/01/45		2,510	2,857,710
Series 2016, RB, 5.00%, 01/01/46		3,715	4,258,839
Chesapeake Bay Bridge & Tunnel District
Series 2016, RB, 5.00%, 07/01/41		2,560	3,016,960
Series 2016, RB, 5.00%, 07/01/51		2,060	2,365,910
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40		2,365	2,763,881

Security		Par (000)	Value

Municipal Bonds (continued)
City of Aurora
Series 2016, RB, 5.00%, 08/01/41	USD	9,550	$11,503,166
Series 2016, RB, 5.00%, 08/01/46		4,880	5,779,140
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		4,450	5,072,066
City of Detroit Sewage Disposal System, Series 2006D, RB, VRDN, 2.15%, 10/01/19(o)		5,685	5,547,514
City of New York
Series 2010F-1, GO, 6.27%, 12/01/37		9,445	13,622,335
Series 2019A, Sub-Series A-3, GO, 2.85%, 08/01/31		12,065	12,369,400
Series 2019A, Sub-Series A-3, GO, 2.90%, 08/01/32		19,725	20,390,324
Series 2019D, Sub-Series D-2, GO, 3.76%, 12/01/27		7,150	7,909,902
City of Philadelphia
Series 2017B, RB, 5.00%, 07/01/42		3,500	4,172,175
Series 2017B, RB, 5.00%, 07/01/47		5,000	5,924,300
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		3,805	6,111,933
Colorado Health Facilities Authority
Series 2011A, RB, 5.25%, 02/01/31(p)		2,745	2,885,517
Series 2019A-2, RB, 5.00%, 08/01/44		14,250	16,937,977
Commonwealth Financing Authority
Series 2016A, RB, 4.14%, 06/01/38		5,165	5,892,439
Series 2018A, RB, 3.86%, 06/01/38		5,975	6,569,751
Series 2019A, RB, 3.81%, 06/01/41		26,065	28,838,837
Commonwealth of Massachusetts, Series 2019H, GO, 2.90%, 09/01/49		9,370	9,140,248
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(g)(l)		15,040	9,030,046
Connecticut State Health & Educational Facilities Authority
Series 2015F, RB, 5.00%, 07/01/45		4,850	5,499,318
Series 2015L, RB, 5.00%, 07/01/45		6,375	7,324,748
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		3,205	4,338,000
County of Miami-Dade
Series 2017B, RB, 5.00%, 10/01/40		4,530	5,390,700
Series 2017D, RB, 3.35%, 10/01/29		1,485	1,568,100
Series 2017D, RB, 3.45%, 10/01/30		2,725	2,890,435
Series 2017D, RB, 3.50%, 10/01/31		2,555	2,711,545
Series 2018C, RB, 4.06%, 10/01/31		4,765	5,312,880
Series 2019E, RB, 2.53%, 10/01/30		12,350	12,213,532
Dallas Area Rapid Transit
Series 2016A, RB, 5.00%, 12/01/41		4,965	5,880,745
Series 2016A, RB, 5.00%, 12/01/46		6,590	7,770,269
Dallas/Fort Worth International Airport
Series 2012D, RB, 5.00%, 11/01/42		3,440	3,645,919
Series 2013A, RB, 5.00%, 11/01/43(p)(q)		4,170	4,324,123
Series 2019A-2, RB, 3.14%, 11/01/45		5,290	5,340,731
District of Columbia
Series 2015, RB, 5.00%, 07/15/34		3,280	3,865,775
Series 2015, RB, 5.00%, 07/15/35		3,280	3,861,774
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		3,540	4,192,741

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46	USD	8,380	$9,773,007
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2014A, RB, 5.00%, 06/01/44		2,595	2,904,116
Golden State Tobacco Securitization Corp., Series 2017A-1, RB, 5.00%, 06/01/27		5,000	6,025,150
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		2,550	3,002,906
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		2,535	3,061,773
Health & Educational Facilities Authority of the State of Missouri
Series 2016, RB, 5.00%, 11/15/29		2,685	3,210,427
Series 2016A, RB, 3.65%, 01/15/46		1,605	1,770,604
Series 2016B, RB, 3.09%, 09/15/51		9,335	9,229,328
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		3,180	3,813,901
Indiana Finance Authority (CWA Authority Project), Series 2015A, RB, 5.00%, 10/01/45		8,650	9,835,223
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		2,530	2,701,989
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29		12,270	13,483,748
Kansas City Industrial Development Authority (Kansas City International Airport Terminal Modernization Project), Series 2019B, RB, 5.00%, 03/01/49		10,170	12,205,729
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		2,910	3,285,914
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		2,995	3,464,257
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		5,690	8,901,550
Los Angeles Department of Water & Power System (Water System Revenue Bonds), Series 2010A, RB, 6.60%, 07/01/50		8,555	14,012,491
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		3,055	3,631,173
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33		4,535	4,978,568
Maryland Economic Development Corp. (Purple Line Light Rail Project), Series 2016D, RB, 5.00%, 03/31/41		3,325	3,789,336
Maryland Health & Higher Educational Facilities Authority, Series 2014, RB, 5.25%, 07/01/27		4,105	4,736,636

Security		Par (000)	Value

Municipal Bonds (continued)
Massachusetts Development Finance Agency
Series 2016Q, RB, 5.00%, 07/01/47	USD	6,715	$8,001,057
Series 2018J-2, RB, 5.00%, 07/01/43		6,420	7,691,866
Series 2018J-2, RB, 5.00%, 07/01/48		10,880	12,939,475
Massachusetts Educational Financing Authority, Series 2015A, RB, 5.00%, 01/01/22		3,250	3,490,695
Massachusetts Housing Finance Agency
Series 2014B, RB, 4.30%, 12/01/34		3,055	3,197,943
Series 2014B, RB, 4.50%, 12/01/39		2,505	2,614,594
Series 2014B, RB, 4.60%, 12/01/44		2,650	2,839,846
Series 2014B, RB, 4.70%, 12/01/47		2,750	2,857,277
Series 2014E, RB, 3.80%, 12/01/29		100	105,336
Series 2014E, RB, 4.05%, 12/01/34		105	110,834
Series 2014E, RB, 4.20%, 12/01/39		110	115,586
Series 2015A, RB, 4.25%, 12/01/35		1,965	2,100,723
Series 2015A, RB, 4.35%, 12/01/40		980	1,040,809
Series 2015A, RB, 4.50%, 12/01/48		3,100	3,271,306
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		4,340	5,075,066
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		2,240	2,700,342
Metropolitan Atlanta Rapid Transit Authority, Series 2015A, RB, 5.00%, 07/01/41		2,310	2,719,540
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Series 2016A, RB, 5.00%, 07/01/40		2,560	2,985,574
Series 2016A, RB, 5.00%, 07/01/46		5,000	5,807,550
Metropolitan Transportation Authority
Series 2010C-1, RB, 6.69%, 11/15/40		4,830	6,993,212
Series 2019B, RB, 5.00%, 11/15/52		1,830	2,215,032
Series 2019C, RB, 5.00%, 11/15/40		6,450	7,990,583
Series 2019C, RB, 5.00%, 11/15/41		3,990	4,996,078
Series 2019C, RB, 5.00%, 11/15/42		7,730	9,533,718
Series 2019C, RB, 5.00%, 11/15/43		5,470	6,833,343
Metropolitan Washington Airports Authority, Series 2016A, RB, 5.00%, 10/01/32		5,390	6,450,698
Metropolitan Washington Airports Authority Dulles Toll Road
Series 2009D, RB, 7.46%, 10/01/46		4,495	7,440,484
Series 2014A, RB, 5.00%, 10/01/53		3,400	3,643,576
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39		4,160	4,707,914
Series 2016, RB, 5.00%, 11/15/41		2,620	3,094,115
Series 2017A-MI, RB, 5.00%, 12/01/47		11,070	12,097,185
Michigan State Housing Development Authority
Series 2018A, RB, 4.00%, 10/01/43		2,710	2,937,803
Series 2018A, RB, 4.05%, 10/01/48		1,250	1,344,750
Series 2018A, RB, 4.15%, 10/01/53		6,460	6,968,983
Series 2018B, RB, 3.55%, 10/01/33		2,830	3,037,835
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		4,590	5,140,066

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Municipal Electric Authority of Georgia, RB, 6.66%, 04/01/57	USD	4,090	$5,864,487
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		3,790	4,505,097
New Jersey Economic Development Authority (College Avenue Redevelopment Project), Series 2013, RB, 5.00%, 06/15/38		5,000	5,586,850
New Jersey Educational Facilities Authority (Stevens Institute of Technology), Series 2017A, RB, 5.00%, 07/01/33		1,000	1,208,730
New Jersey Transportation Trust Fund Authority
Series 2010C, RB, 5.75%, 12/15/28		7,835	9,068,386
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		3,670	4,300,322
Series 2016A-1, Sub-Series A-2, RB, 5.00%, 06/15/27		4,600	5,472,988
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		1,240	1,397,443
New York City Housing Development Corp.
Series 2018C-1-A, RB, 3.70%, 11/01/38		2,940	3,103,493
Series 2018C-1-A, RB, 4.00%, 11/01/53		5,425	5,710,030
Series 2018C-1-B, RB, 3.85%, 11/01/43		8,840	9,172,119
New York City Transitional Finance Authority Building Aid, Series 2015S- 2, RB, 5.00%, 07/15/40		2,650	3,099,308
New York City Transitional Finance Authority Future Tax Secured
Series 2014A, Sub-Series A-2, RB, 3.65%, 11/01/24		9,180	9,729,790
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25		9,180	9,744,111
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		12,445	13,053,810
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25		13,745	14,725,431
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31		12,540	13,841,276
Series 2019C, Sub-Series C-3, RB, 3.35%, 11/01/30		14,430	15,399,840
New York City Water & Sewer System
Series 2010AA, RB, 5.75%, 06/15/41		5,525	7,956,055
Series 2011AA, RB, 5.44%, 06/15/43		4,775	6,691,542
New York Convention Center Development Corp.
Series 2015, RB, 5.00%, 11/15/40		2,670	3,194,041
Series 2016A, RB, 5.00%, 11/15/46		6,730	8,160,529
New York Liberty Development Corp. (3 World Trade Centre Project), Series 2014, RB, 5.00%, 11/15/44(a)		5,800	6,396,588
New York State Urban Development Corp.
Series 2017B, RB, 3.12%, 03/15/25		5,165	5,438,487
Series 2017D, RB, 3.32%, 03/15/29		10,345	10,972,217

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2019B, RB, 3.25%, 03/15/25	USD	6,205	$6,581,023
New York Transportation Development Corp.
Series 2016, RB, 5.00%, 08/01/20		6,000	6,136,500
Series 2016A, RB, 5.00%, 07/01/41		945	1,046,767
Series 2016A, RB, 5.00%, 07/01/46		3,480	3,833,916
Series 2016A, RB, 5.25%, 01/01/50		10,150	11,341,712
North Carolina Turnpike Authority, Series 2018, RB, 5.00%, 01/01/35		3,540	4,368,714
North Texas Tollway Authority, Series 2017A, RB, 5.00%, 01/01/43		10,900	13,155,864
Oklahoma Development Finance Authority
Series 2018B, RB, 5.25%, 08/15/43		1,150	1,366,729
Series 2018B, RB, 5.50%, 08/15/57		13,360	15,914,833
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		11,590	16,914,330
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28		16,755	19,841,271
Series 2003B, GO, 5.68%, 06/30/28		11,965	14,472,505
Series 2005A, GO, 4.76%, 06/30/28		15,005	16,977,857
Pennsylvania Economic Development Financing Authority
Series 2015, RB, 5.00%, 12/31/22		3,000	3,272,700
Series 2015, RB, 5.00%, 12/31/38		3,440	3,928,652
Pennsylvania Turnpike Commission
Series 2016A-1, RB, 5.00%, 12/01/41		7,835	9,230,178
Series 2016A-1, RB, 5.00%, 12/01/46		3,000	3,520,590
Series 2017B, Sub-Series B-1, RB, 5.25%, 06/01/47		5,445	6,435,663
Series 2018B, RB, 5.00%, 12/01/43		9,410	11,383,842
Port Authority of New York & New Jersey
Series 174, RB, 4.46%, 10/01/62		9,300	11,868,567
Series 181, RB, 4.96%, 08/01/46		4,015	5,299,238
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		2,495	2,923,042
Public Finance Authority (Denver International Airport Great Hall Project), Series 2017, RB, 5.00%, 09/30/49		10,665	10,854,730
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		2,790	3,284,304
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		4,280	4,803,786
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 1.96%, 12/02/19(o)		21,475	20,447,035
Salt Lake City Corp.
Series 2017A, RB, 5.00%, 07/01/47		8,740	10,258,663
Series 2017B, RB, 5.00%, 07/01/47		3,020	3,607,420
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45		14,850	17,258,076
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		4,410	5,150,660
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		3,535	4,301,105

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2016B, RB, 5.00%, 05/01/46	USD	8,920	$10,424,269
San Jose Redevelopment Agency Successor Agency
Series 2017A-T, 2.96%, 08/01/24		9,610	10,032,840
Series 2017A-T, 3.18%, 08/01/26		4,575	4,863,362
South Carolina Public Service Authority
Series 2015A, RB, 5.00%, 12/01/29		1,120	1,310,333
Series 2016D, RB, 2.39%, 12/01/23		18,865	19,294,933
South Jersey Port Corp., Series 2017B, RB, 5.00%, 01/01/48		1,500	1,728,510
State of California
Series 2009, GO, 7.50%, 04/01/34		9,165	14,049,212
Series 2009, GO, 7.55%, 04/01/39		4,840	7,973,029
Series 2009, GO, 7.30%, 10/01/39		7,375	11,491,061
Series 2009, GO, 7.35%, 11/01/39		2,270	3,570,619
Series 2019, GO, 2.65%, 04/01/26		24,135	24,793,403
State of Connecticut
Series 2008A, GO, 5.85%, 03/15/32		13,935	18,308,639
Series 2017A, GO, 2.99%, 01/15/23		8,550	8,761,185
Series 2017A, GO, 3.31%, 01/15/26		12,185	12,826,540
State of Maryland, Series 2019A, GO, 5.00%, 08/01/30		6,670	8,784,190
State of New York Mortgage Agency, Series 189, RB, 3.85%, 10/01/34		2,825	2,911,615
State of Ohio
Series 2017A, GO, 5.00%, 05/01/36		5,595	6,603,331
Series 2017A, GO, 5.00%, 05/01/37		5,625	6,635,700
State of Oregon, Series 2003, GO, 5.89%, 06/01/27		18,550	22,499,666
State of Washington
Series 2016A-1, GO, 5.00%, 08/01/40		7,030	8,273,396
Series 2017D, GO, 5.00%, 02/01/41		2,490	3,006,301
Series 2018B, GO, 5.00%, 08/01/40		2,980	3,636,613
Series 2018B, GO, 5.00%, 08/01/41		3,130	3,816,253
State of Wisconsin
Series 2017B, GO, 5.00%, 05/01/36		3,940	4,645,221
Series 2017B, GO, 5.00%, 05/01/38		3,975	4,667,524
Series 2017C, RB, 3.15%, 05/01/27		5,090	5,402,373
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		2,555	2,965,614
Tennessee Housing Development Agency
Series 2018-3, RB, 3.75%, 07/01/38		2,645	2,823,300
Series 2018-3, RB, 3.85%, 07/01/43		1,245	1,315,442
Series 2018-3, RB, 3.95%, 01/01/49		995	1,060,381
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		5,965	6,201,572
Texas Municipal Gas Acquisition & Supply Corp., Series 2006B, RB, VRDN, 2.12%, 12/15/19(o)		5,095	5,003,708
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		2,055	2,392,452
Texas Private Activity Bond Surface Transportation Corp. , RB, 5.00%, 06/30/58		15,850	18,521,042
Series 2016, RB, 5.00%, 12/31/50		4,095	4,586,564
Series 2016, RB, 5.00%, 12/31/55		3,580	3,987,583

Security		Par (000)	Value

Municipal Bonds (continued)
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47	USD	18,990	$19,612,682
Tobacco Settlement Financing Corp., Series 2007A-1, RB, 6.71%, 06/01/46		12,495	12,012,318
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		4,460	4,981,954
University of California
Series 2009R, RB, 5.77%, 05/15/43		8,985	12,199,474
Series 2013AJ, RB, 4.60%, 05/15/31		5,115	5,947,620
Series 2015AO, RB, 5.00%, 05/15/32		4,510	5,409,068
Series 2017AX, RB, 3.06%, 07/01/25		4,795	5,035,757
Series 2019BD, RB, 3.35%, 07/01/29		14,550	15,740,917
University of California Medical Center
Series 2009F, RB, 6.58%, 05/15/49		11,840	17,693,696
Series 2016L, RB, 5.00%, 05/15/47		4,095	4,762,403
University of Delaware, Series 2010A, RB, 5.87%, 11/01/40		7,500	10,582,650
Virginia Small Business Financing Authority
Series 2017, RB, 5.00%, 12/31/47		2,900	3,367,074
Series 2017, RB, 5.00%, 12/31/52		6,800	7,843,596
Series 2017, RB, 5.00%, 12/31/56		5,720	6,580,402
West Virginia Hospital Finance Authority
Series 2016A, RB, 5.00%, 06/01/20		3,065	3,135,219
Series 2016A, RB, 5.00%, 06/01/21		3,050	3,222,691
Series 2016A, RB, 5.00%, 06/01/22		3,335	3,632,649
Series 2016A, RB, 5.00%, 06/01/23		2,765	3,098,708
Series 2016A, RB, 5.00%, 06/01/24		2,955	3,400,939

Total Municipal Bonds — 4.9% (Cost: $1,525,278,171)			1,619,071,466

Non-Agency Mortgage-Backed Securities — 7.2%

Collateralized Mortgage Obligations — 2.8%

Ireland — 0.0%(c)
CGMSE, Series 2014-2X, 5.70%, 11/17/31	EUR	1,635	1,711,497
RFTE, 1.03%, 12/20/31		5,690	6,211,192

			7,922,689

Netherlands — 0.0%
Paragon Mortgages No. 25 plc(c):
Series 25, Class B, 1.72%, 05/15/50	GBP	3,805	4,538,562
Series 25, Class C, 2.07%, 05/15/50		2,985	3,547,086

			8,085,648

United Kingdom — 0.6%(c)
Eurosail plc:
Series 2006-2X, Class A2C, 0.94%, 12/15/44		6,566	7,970,126
Series 2006-4X, Class A3A, 0.00%, 12/10/44	EUR	943	1,016,133
Series 2006-4X, Class A3C, 0.93%, 12/10/44	GBP	751	909,600
Eurosail UK plc:
Series 2007-4X, Class A3, 1.73%, 06/13/45		1,645	1,995,720

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Series 2007-4X, Class A4, 1.73%, 06/13/45	GBP	3,217	$3,860,000
Finsbury Square plc:
Series 2016-2, Class B, 2.57%, 08/16/58		2,890	3,556,235
Series 2016-2, Class C, 3.07%, 08/16/58		3,448	4,243,571
Series 2017-1, Class C, 2.73%, 03/12/59		3,360	4,137,529
Series 2018-1, Class B, 1.78%, 09/12/65		1,982	2,418,165
Series 2018-1, Class C, 2.08%, 09/12/65		1,857	2,260,940
Series 2018-1, Class D, 2.38%, 09/12/65		1,273	1,548,850
Series 2018-2, Class C, 2.88%, 09/12/68		5,982	7,391,429
Series 2018-2, Class D, 3.38%, 09/12/68		950	1,177,048
Series 2019-2, Class C, 2.76%, 09/16/69		385	473,830
Series 2019-2, Class D, 3.06%, 09/16/69		280	344,631
Gemgarto plc:
Series 2018-1, Class C, 2.08%, 09/16/65		976	1,178,826
Series 2018-1, Class D, 2.38%, 09/16/65		335	403,731
Gosforth Funding plc, Series 2014-1, Class A2, 1.35%, 10/19/56		831	1,021,610
Great Hall Mortgages No. 1 plc, Series 2007-2X, Class BA, 1.08%, 06/18/39		12,300	13,536,711
Newgate Funding plc, Series 2006-1, Class BB, 0.00%, 12/01/50	EUR	1,570	1,573,362
Paragon Mortgages No. 10 plc, Series 10X, Class B1B, 0.11%, 06/15/41		194	198,981
Paragon Mortgages No. 11 plc, Series 11X, Class BB, 0.12%, 10/15/41		766	787,274
Paragon Mortgages No. 12 plc, Series 12X, Class B1B, 0.08%, 11/15/38		985	1,000,251
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, 2.48%, 01/15/39	USD	3,334	3,160,287
Series 13X, Class B1B, 0.02%, 01/15/39	EUR	2,523	2,537,062
Paragon Mortgages No. 14 plc, Series 14X, Class BB, 0.00%, 09/15/39		6,666	6,287,758
Paragon Mortgages No. 23 plc, Series 23, Class C, 2.97%, 01/15/43	GBP	4,450	5,472,695
Residential Mortgage Securities plc:
Series 29, Class B, 2.18%, 12/20/46		10,055	12,319,137
Series 29, Class C, 2.48%, 12/20/46		2,504	3,063,670
Series 30, Class C, 2.48%, 03/20/50		610	749,333
Series 31, Class C, 2.78%, 09/20/65		1,075	1,327,245
Ripon Mortgages plc:
Series 1X, Class B2, 1.96%, 08/20/56		1,991	2,427,336
Series 1X, Class C1, 2.26%, 08/20/56		11,572	14,125,097
RMAC No.2 plc, Series 2018-2, Class C, 2.63%, 06/12/46		420	512,646
RMAC Securities No.1 plc:
Series 2006-NS1X, Class M1C, 0.00%, 06/12/44	EUR	177	179,089

Security		Par (000)	Value

United Kingdom (continued)
Series 2007-NS1X, Class M1C, 0.00%, 06/12/44	EUR	3,068	$3,093,582
Trinity Square plc, Series 2015-1X, Class B, 2.17%, 07/15/51	GBP	875	1,070,778
Twin Bridges plc:
Series 2018-1, Class D, 2.83%, 09/12/50		843	1,032,303
Series 2019-1, Class C, 2.48%, 12/12/52		550	674,372
Series 2019-2, Class C, 0.00%, 06/12/53		565	694,696
Series 2019-2, Class D, 0.00%, 06/12/53		250	307,388
Warwick Finance Residential Mortgages No. 1 plc:
Series 1, Class A, 1.77%, 09/21/49		7,676	9,450,884
Series 1, Class B, 1.96%, 09/21/49		26,155	32,201,618
Warwick Finance Residential Mortgages No. 2 plc, Series 2, Class C, 2.57%, 09/21/49		12,700	15,671,937

			179,363,466

United States — 2.2%
Alternative Loan Trust:
Series 2005-72, Class A3, 2.62%, 01/25/36(c)	USD	3,343	2,922,128
Series 2005-22T1, Class A1, 2.37%, 06/25/35(c)		11,940	10,356,720
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		4,923	3,822,023
Series 2006-15CB, Class A1, 6.50%, 06/25/36		891	666,498
Series 2006-23CB, Class 2A5, 2.42%, 08/25/36(c)		9,481	3,149,009
Series 2006-34, Class A3, 2.72%, 11/25/46(c)		6,851	3,884,790
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		3,535	2,902,190
Series 2006-J7, Class 2A1, 2.66%, 11/20/46(c)		6,876	4,894,568
Series 2006-OA6, Class 1A2, 2.23%, 07/25/46(c)		9,978	9,761,384
Series 2006-OA11, Class A4, 2.21%, 09/25/46(c)		5,140	4,802,464
Series 2006-OA14, Class 1A1, 4.18%, 11/25/46(c)		17,747	15,722,019
Series 2006-OA16, Class A4C, 2.36%, 10/25/46(c)		11,195	6,803,217
Series 2006-OA21, Class A1, 2.23%, 03/20/47(c)		6,031	5,217,068
Series 2006-OC7, Class 2A3, 2.27%, 07/25/46(c)		7,433	6,102,233
Series 2006-OC10, Class 2A3, 2.25%, 11/25/36(c)		4,330	3,574,813
Series 2007-25, Class 1A3, 6.50%, 11/25/37		28,106	20,380,055
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,061	742,548
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		5,516	3,858,980
Series 2007-OA3, Class 1A1, 2.16%, 04/25/47(c)		5,395	5,140,895
Series 2007-OA3, Class 2A2, 2.20%, 04/25/47(c)		351	107,901

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2007-OA8, Class 2A1, 2.20%, 06/25/47(c)	USD	1,102	$884,109
Series 2007-OH2, Class A2A, 2.26%, 08/25/47(c)		1,453	1,189,688
American Home Mortgage Assets Trust(c):
Series 2006-3, Class 2A11, 3.42%, 10/25/46		3,900	3,508,414
Series 2006-4, Class 1A12, 2.23%, 10/25/46		8,570	5,967,853
Series 2006-5, Class A1, 3.37%, 11/25/46		12,512	6,148,175
APS Resecuritization Trust(a)(c):
Series 2016-1, Class 1MZ, 4.02%, 07/31/57		18,264	6,867,264
Series 2016-3, Class 3A, 4.87%, 09/27/46		17,670	17,923,254
Series 2016-3, Class 4A, 4.62%, 04/27/47(d)		3,637	3,573,640
Banc of America Funding Trust(a)(c):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		10,854	2,582,452
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(d)		4,487	4,666,922
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 2.34%, 11/25/36(c)		3,401	3,574,220
Bear Stearns Asset-Backed Securities I Trust(f):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		3,565	3,540,343
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		4,999	4,646,047
Bear Stearns Mortgage Funding Trust(c):
Series 2006-SL1, Class A1, 2.30%, 08/25/36		4,166	4,153,453
Series 2007-AR2, Class A1, 2.19%, 03/25/37		229	214,958
Series 2007-AR3, Class 1A1, 2.16%, 03/25/37		3,067	2,960,009
Series 2007-AR4, Class 2A1, 2.23%, 06/25/37		2,444	2,380,343
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		68,494	49,660,142
CHL Mortgage Pass-Through Trust: Series 2005-22, Class 2A1, 3.96%, 11/25/35(c)		1,885	1,709,555
Series 2006-OA4, Class A1, 3.41%, 04/25/46(c)		33,414	16,161,218
Series 2006-OA5, Class 3A1, 2.22%, 04/25/46(c)		1,977	1,882,491
Series 2007-15, Class 2A2, 6.50%, 09/25/37		18,729	13,826,337
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		5,458	4,849,824
Series 2008-2, Class 1A1, 6.50%, 06/25/38		7,591	6,610,930
Credit Suisse Mortgage Capital Certificates(a):
Series 2009-12R, Class 3A1, 6.50%, 10/27/37		21,079	11,967,173
Series 2019-RPL4, Class A1, 3.83%, 08/26/58		14,741	14,909,895

Security		Par (000)	Value

United States (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.37%, 11/25/35(c)	USD	3,449	$1,043,499
CSMC Trust(a):
Series 2009-5R, Class 4A4, 4.25%, 06/25/36(c)		5,549	5,148,381
Series 2014-4R, Class 16A3, 2.35%, 02/27/36(c)(d)		3,682	3,423,234
Series 2014-9R, Class 9A1, 2.27%, 08/27/36(c)		4,810	4,384,636
Series 2014-11R, Class 16A1, 4.00%, 09/27/47(c)		8,773	8,921,959
Series 2015-4R, Class 1A2, 2.30%, 11/27/36(c)(d)		2,334	2,062,327
Series 2015-4R, Class 1A4, 2.30%, 10/27/36(c)(d)		6,805	4,556,825
Series 2015-6R, Class 5A1, 2.51%, 03/27/36(c)		582	578,201
Series 2015-6R, Class 5A2, 2.51%, 03/27/36(c)		11,966	9,218,470
Series 2017-2, 0.00%, 02/01/47(d)		7,366	7,218,726
Series 2019-JR1, Class A1, 4.10%, 09/27/66(c)		99,680	99,896,925
Series 2019-JR1, Class B3, 20.86%, 09/27/66(d)		10,285	8,662,483
Series 2019-JR1, Class PT2, 0.00%, 03/25/59(d)		4,328	1,947,683
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.19%, 08/25/47(c)		3,778	2,659,348
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.64%, 01/27/37(a)(c)		448	432,563
Deutsche Alt-B Securities Mortgage Loan Trust(c):
Series 2006-AB3, Class A3, 6.51%, 07/25/36		1,589	1,490,346
Series 2006-AB3, Class A8, 6.36%, 07/25/36		1,011	947,715
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 4.45%, 03/25/36(c)		2,748	2,745,804
GSMPS Mortgage Loan Trust(a)(c):
Series 2005-RP1, Class 1AF, 2.37%, 01/25/35		4,465	4,111,520
Series 2005-RP2, Class 1AF, 2.37%, 03/25/35		5,329	4,936,149
Series 2006-RP1, Class 1AF1, 2.37%, 01/25/36		4,122	3,576,773
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 4.62%, 01/25/35(c)		791	813,084
Series 2006-OA1, Class 1A1, 2.24%, 08/25/46(c)		43,406	17,128,874
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		745	824,136
HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, 2.31%, 07/19/47(c)		2,178	1,996,793
IndyMac INDX Mortgage Loan Trust(c):
Series 2007-AR19, Class 3A1, 3.72%, 09/25/37		6,841	4,909,001
Series 2007-FLX5, Class 2A2, 2.26%, 08/25/37		3,124	2,789,461

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 4.17%, 05/25/37(c)	USD	1,779	$1,623,074
JPMorgan Madison Avenue Securities Trust, Series 2014-CH1, Class M2, 6.27%, 11/25/24(a)(c)		4,275	4,522,251
JPMorgan Mortgage Trust, Series 2007- A1, Class 4A1, 4.66%, 07/25/35(c)		48	48,919
LSTAR Securities Investment Trust(a)(c):
Series 2019-1, Class A1, 3.79%, 03/01/24		8,911	8,916,189
Series 2019-2, Class A1, 3.59%, 04/01/24		11,068	11,069,028
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.58%, 08/25/37(a)(c)(d)		2,724	2,151,909
MCM Trust(a)(d):
Series 2018-NPL1, Class A, 4.00%, 05/28/58		9,888	9,898,534
Series 2018-NPL1, Class B, 2.02%, 05/28/58		26,653	3,731,487
Series 2018-NPL2, Class A, 4.00%, 10/25/28(f)		30,449	30,677,524
Series 2018-NPL2, Class B, 0.00%, 10/25/28		53,570	11,855,041
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.23%, 04/25/37(c)		7,045	6,170,877
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.44%, 04/16/36(a)(c)		26,363	22,862,075
New Residential Mortgage Loan Trust(a):
Series 2019-2A, Class A1, 4.25%, 12/25/57(c)		5,642	5,879,735
Series 2019-RPL1, Class A1, 4.33%, 02/26/24(f)		17,878	18,000,003
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		1,300	1,333,275
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(f)		1,813	686,474
Series 2007-2, Class A4, 2.44%, 06/25/37(c)		1,194	986,878
RALI Trust, Series 2007-QH9, Class A1, 3.65%, 11/25/37(c)		1,072	1,001,071
Reperforming Loan REMIC Trust(a)(c):
Series 2005-R2, Class 1AF1, 2.36%, 06/25/35		2,423	2,322,550
Series 2005-R3, Class AF, 2.42%, 09/25/35		3,837	3,524,007
Seasoned Credit Risk Transfer Trust(c):
Series 2017-3, Class M2, 4.75%, 07/25/56(a)		4,085	4,112,906
Series 2018-1, Class BX, 5.32%, 05/25/57		1,467	767,536
Series 2018-1, Class M, 4.75%, 05/25/57		1,340	1,365,268
Series 2018-3, Class M, 4.75%, 08/25/57(a)		7,320	7,456,113
STACR Trust, Series 2018-DNA2, Class M2, 4.17%, 12/25/30(a)(c)		3,817	3,849,023
STARM Mortgage Loan Trust, Series 2007-2, Class 3A3, 4.69%, 04/25/37(c)		1,097	913,442

Security		Par (000)	Value

United States (continued)
Structured Adjustable Rate Mortgage Loan Trust(c):
Series 2005-11, Class 1A1, 4.20%, 05/25/35	USD	1,451	$1,287,381
Series 2006-3, Class 4A, 4.03%, 04/25/36		2,671	2,232,498
Structured Asset Mortgage Investments II Trust(c):
Series 2006-AR2, Class A1, 2.25%, 02/25/36		2,837	2,799,015
Series 2006-AR4, Class 3A1, 2.21%, 06/25/36		7,131	6,939,199
Series 2006-AR5, Class 2A1, 2.23%, 05/25/46		1,887	1,633,237
WaMu Mortgage Pass-Through Certificates Trust(c):
Series 2005-AR2, Class B1, 2.55%, 01/25/45		1,645	1,272,294
Series 2007-OA5, Class 1A, 3.20%, 06/25/47		4,836	4,633,665
Washington Mutual Mortgage Pass- Through Certificates WMALT Trust:
Series 2006-1, Class 4CB, 6.50%, 02/25/36		3,628	3,247,071
Series 2006-4, Class 1A1, 6.00%, 04/25/36		6,824	6,425,954
Series 2006-4, Class 3A1, 6.50%, 05/25/36(f)		5,707	5,171,592
Series 2006-4, Class 3A5, 6.35%, 05/25/36(f)		1,517	1,374,836
Series 2007-OA1, Class 2A, 3.17%, 12/25/46(c)		8,384	7,458,636

			727,795,695

			923,167,498

Commercial Mortgage-Backed Securities — 4.0%

Cayman Islands — 0.2%(a)
Exantas Capital Corp. Ltd.(c):
Series 2018-RSO6, Class A, 2.85%, 06/15/35		9,082	9,079,330
Series 2019-RSO7, Class AS, 3.52%, 04/15/36		8,519	8,528,209
GPMT Ltd., Series 2018-FL1, Class A, 2.94%, 11/21/35(c)		7,109	7,104,962
PFP Ltd.(c):
Series 2019-5, Class A, 3.00%, 04/14/36		3,671	3,672,826
Series 2019-5, Class AS, 3.45%, 04/14/36		2,140	2,142,846
Prima Capital CRE Securitization Ltd.(d):
Series 2015-4A, Class C, 4.00%, 08/24/49		3,920	3,997,224
Series 2016-6A, Class C, 4.00%, 08/24/40		16,840	16,732,224

			51,257,621

Ireland — 0.0%(c)
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, 2.87%, 05/17/29(a)	GBP	2,750	3,378,047
Taurus DEU DAC:
Series 2016-DE2, Class C, 2.85%, 01/03/27	EUR	1,780	1,941,986

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
Series 2016-DE2, Class D, 3.75%, 01/03/27	EUR	1,945	$2,122,764
Taurus FR DAC:
Series 2019-1FR, Class B, 1.45%, 02/02/31		510	559,526
Series 2019-1FR, Class C, 1.95%, 02/02/31		541	590,807
Taurus UK DAC:
Series 2019-UK2, Class B, 2.57%, 11/17/29	GBP	3,535	4,346,459
Series 2019-UK2, Class C, 2.87%, 11/17/29		2,185	2,686,567

			15,626,156

Italy — 0.0%
Taurus IT SRL, Series 2018-IT1, Class A, 1.00%, 05/18/30(c)	EUR	7,735	8,389,124

United Kingdom — 0.0%
Canary Wharf Finance II plc(c):
Class C2, 2.15%, 10/22/37	GBP	2,100	2,168,524
Class D2, 2.87%, 10/22/37		14,689	15,137,100

			17,305,624

United States — 3.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.28%, 08/10/35(a)(c)	USD	1,530	1,624,911
245 Park Avenue Trust(a)(c):
Series 2017-245P, Class D, 3.78%, 06/05/37		1,100	1,148,789
Series 2017-245P, Class E, 3.78%, 06/05/37		4,688	4,674,977
280 Park Avenue Mortgage Trust(a)(c):
Series 2017-280P, Class D, 3.56%, 09/15/34		6,940	6,952,960
Series 2017-280P, Class E, 4.15%, 09/15/34		15,305	15,352,629
Series 2017-280P, Class F, 4.85%, 09/15/34		1,370	1,375,975
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)		1,850	1,922,201
AREIT Trust, Series 2018-CRE1, Class A, 2.88%, 02/14/35(a)(c)		159	158,978
Ashford Hospitality Trust, Series 2018- ASHF, Class D, 4.13%, 04/15/35(a)(c)		4,870	4,882,146
Asset Securitization Corp., Series 1997- D5, Class B2, 6.93%, 02/14/43		192	192,191
Atrium Hotel Portfolio Trust(a)(c):
Series 2017-ATRM, Class D, 3.98%, 12/15/36		12,415	12,430,411
Series 2017-ATRM, Class E, 5.08%, 12/15/36		2,345	2,353,862
Series 2018-ATRM, Class E, 5.43%, 06/15/35		4,370	4,394,532
BAMLL Commercial Mortgage Securities Trust(a)(c):
Series 2015-200P, Class F, 3.72%, 04/14/33		3,131	3,160,761
Series 2016-ISQ, Class C, 3.73%, 08/14/34		1,530	1,607,482
Series 2016-ISQ, Class E, 3.73%, 08/14/34		18,000	18,036,427

Security		Par (000)	Value

United States (continued)
Series 2017-SCH, Class BF, 3.43%, 11/15/33	USD	4,940	$4,922,414
Series 2017-SCH, Class CL, 3.53%, 11/15/32		2,560	2,559,718
Series 2017-SCH, Class DL, 4.03%, 11/15/32		5,070	5,069,442
Series 2018-DSNY, Class D, 3.73%, 09/15/34		8,762	8,789,078
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)		1,059	1,059,445
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.88%, 01/15/33(a)(c)		4,394	4,381,126
BANK(c):
Series 2019-BN16, Class C, 4.79%, 02/15/52		2,965	3,333,908
Series 2019-BN19, Class C, 4.17%, 08/15/61		4,290	4,621,602
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class C, 4.18%, 05/15/52		3,525	3,797,931
Series 2019-C3, Class D, 3.00%, 05/15/52(a)		2,730	2,554,502
Bayview Commercial Asset Trust(a)(c):
Series 2005-2A, Class A1, 2.33%, 08/25/35		4,353	4,176,687
Series 2005-4A, Class A1, 2.32%, 01/25/36		849	818,437
Series 2005-4A, Class A2, 2.41%, 01/25/36		239	231,345
Series 2005-4A, Class M1, 2.47%, 01/25/36		639	616,867
Series 2006-1A, Class A2, 2.38%, 04/25/36		975	940,165
Series 2006-3A, Class A1, 2.27%, 10/25/36		1,588	1,519,947
Series 2006-3A, Class A2, 2.32%, 10/25/36		1,722	1,651,963
Series 2006-4A, Class A1, 2.25%, 12/25/36		2,233	2,153,343
Series 2007-2A, Class A1, 2.29%, 07/25/37		3,816	3,635,812
Series 2007-4A, Class A1, 2.47%, 09/25/37		16,346	15,534,293
Series 2007-6A, Class A4A, 3.52%, 12/25/37		5,310	5,050,327
BBCMS Mortgage Trust(a)(c):
Series 2018-CHRS, Class E, 4.41%, 08/05/38		2,640	2,460,254
Series 2018-TALL, Class A, 2.75%, 03/15/37		2,453	2,446,898
Series 2018-TALL, Class D, 3.48%, 03/15/37		3,030	3,029,991
BBCMS Trust(a)(c):
Series 2015-STP, Class E, 4.43%, 09/10/28		220	217,896
Series 2019-CLP, Class D, 3.76%, 12/15/31		11,841	11,781,803
Series 2019-CLP, Class E, 4.14%, 12/15/31		21,411	21,303,492
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(c)		2,313	2,329,371

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bear Stearns Commercial Mortgage Securities Trust(c):
Series 2005-PWR7, Class B, 5.21%, 02/11/41	USD	1,997	$1,992,728
Series 2007-T26, Class AM, 5.51%, 01/12/45		2,128	2,122,968
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51(a)(c)		570	537,116
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(c)		12,194	12,945,151
Series 2019-B13, Class A4, 2.95%, 08/15/57		4,179	4,336,496
BHMS, Series 2018-ATLS, Class A, 3.28%, 07/15/35(a)(c)		18,444	18,444,177
BWAY Mortgage Trust(a):
Series 2013-1515, Class A2, 3.45%, 03/10/33		7,835	8,300,739
Series 2013-1515, Class D, 3.63%, 03/10/33		9,570	9,910,044
Series 2013-1515, Class E, 3.72%, 03/10/33		650	670,899
Series 2013-1515, Class F, 4.06%, 03/10/33(c)		601	613,876
Series 2015-1740, Class E, 4.81%, 01/10/35(c)		9,438	9,786,507
BX Commercial Mortgage Trust(a)(c):
Series 2018-BIOA, Class E, 3.98%, 03/15/37		3,790	3,801,797
Series 2018-IND, Class G, 4.08%, 11/15/35		432	433,253
Series 2018-IND, Class H, 5.03%, 11/15/35		34,427	34,502,046
BXP Trust(a)(c):
Series 2017-CC, Class D, 3.67%, 08/13/37		1,930	1,986,177
Series 2017-CC, Class E, 3.67%, 08/13/37		3,820	3,836,552
Series 2017-GM, Class D, 3.54%, 06/13/39		1,520	1,572,319
Series 2017-GM, Class E, 3.54%, 06/13/39		3,300	3,301,460
CAMB Commercial Mortgage Trust(a)(c):
Series 2019-LIFE, Class D, 3.78%, 12/15/37		15,620	15,697,913
Series 2019-LIFE, Class E, 4.18%, 12/15/37		20,019	20,168,774
Cantor Commercial Real Estate Lending(a)(c):
Series 2019-CF1, Class 65B, 4.14%, 05/15/52		3,000	3,093,880
Series 2019-CF1, Class 65C, 4.12%, 05/15/52		3,700	3,729,936
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(a)(c)		1,760	1,799,559
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		3,373	3,469,114
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.91%, 01/10/48(c)		2,200	2,367,308
Series 2016-C4, Class C, 5.04%, 05/10/58(c)		8,553	9,265,613
Series 2018-TAN, Class C, 5.29%, 02/15/33(a)		3,020	3,234,026

Security		Par (000)	Value

United States (continued)
CFK Trust(a)(c):
Series 2019-FAX, Class D, 4.64%, 01/15/39	USD	6,897	$7,899,534
Series 2019-FAX, Class E, 4.64%, 01/15/39		6,152	6,737,821
CGBAM Commercial Mortgage Trust(a)(c):
Series 2015-SMRT, Class E, 3.91%, 04/10/28		10,086	10,131,217
Series 2015-SMRT, Class F, 3.91%, 04/10/28		670	673,004
CGDBB Commercial Mortgage Trust(a)(c):
Series 2017-BIOC, Class A, 2.82%, 07/15/32		8,510	8,509,988
Series 2017-BIOC, Class D, 3.63%, 07/15/32		12,040	12,040,016
Series 2017-BIOC, Class E, 4.18%, 07/15/32		18,230	18,230,009
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, 3.53%, 06/15/34(a)(c)		16,530	16,550,697
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%, 03/10/47(c)		1,156	1,254,050
Series 2015-GC27, Class C, 4.57%, 02/10/48(c)		14,540	15,065,876
Series 2015-SHP2, Class B, 3.88%, 07/15/27(a)(c)		7,585	7,594,317
Series 2015-SHP2, Class F, 7.23%, 07/15/27(a)(c)		1,080	1,080,723
Series 2016-C1, Class C, 5.12%, 05/10/49(c)		4,100	4,561,351
Series 2016-C1, Class D, 5.12%, 05/10/49(a)(c)		1,180	1,235,187
Series 2016-GC37, Class C, 5.08%, 04/10/49(c)		2,110	2,300,553
Series 2016-P3, Class C, 4.99%, 04/15/49(c)		340	372,846
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)		340	300,645
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)		10,819	11,207,721
Series 2019-SMRT, Class D, 4.90%, 01/10/24(a)(c)		17,385	18,505,550
Series 2019-SMRT, Class E, 4.90%, 01/10/24(a)(c)		1,081	1,123,709
CLNS Trust, Series 2017-IKPR, Class E, 5.55%, 06/11/32(a)(c)		1,762	1,763,093
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.91%, 06/10/44(a)(c)		1,112	1,131,236
Series 2013-300P, Class D, 4.54%, 08/10/30(a)(c)		750	789,168
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		845	850,370
Series 2014-CR15, Class C, 4.90%, 02/10/47(c)		670	727,264
Series 2014-UBS4, Class C, 4.80%, 08/10/47(c)		6,519	6,826,186
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(a)(c)		580	581,491
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(c)		18,523	18,553,393

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2015-CR23, Class CME, 3.81%, 05/10/48(a)(c)	USD	15,050	$15,046,770
Series 2015-CR25, Class C, 4.69%, 08/10/48(c)		290	306,245
Series 2015-LC19, Class C, 4.39%, 02/10/48(c)		1,207	1,278,247
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		2,943	2,810,289
Series 2015-LC21, Class C, 4.44%, 07/10/48(c)		6,490	6,871,581
Series 2015-LC23, Class A4, 3.77%, 10/10/48		2,008	2,169,643
Series 2016-667M, Class D, 3.28%, 10/10/36(a)(c)		1,840	1,865,265
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		2,237	2,114,137
Series 2018-HCLV, Class B, 3.43%, 09/15/33(a)(c)		3,955	3,946,326
Core Industrial Trust(a):
Series 2015-CALW, Class A, 3.04%, 02/10/34		3,899	3,981,935
Series 2015-CALW, Class G, 3.98%, 02/10/34(c)		29,865	30,333,062
Series 2015-TEXW, Class D, 3.98%, 02/10/34(c)		4,140	4,220,680
Series 2015-TEXW, Class F, 3.98%, 02/10/34(c)		16,810	16,884,019
Series 2015-WEST, Class E, 4.37%, 02/10/37(c)		1,476	1,624,541
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C2, Class AMFX, 4.88%, 04/15/37		58	56,166
Series 2005-C3, Class C, 4.95%, 07/15/37(c)		3	3,296
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class C, 5.06%, 11/15/51(c)		2,890	3,270,269
Series 2019-C15, Class C, 5.15%, 03/15/52(c)		4,158	4,719,345
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		3,323	3,046,426
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		8,219	8,800,781
Series 2019-C17, Class C, 3.93%, 09/15/52		9,768	10,154,270
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		7,981	6,821,566
CSMC Trust(a):
Series 2017-CHOP, Class E, 5.33%, 07/15/32(c)		2,963	2,977,801
Series 2017-PFHP, Class A, 2.98%, 12/15/30(c)		2,310	2,307,114
Series 2017-TIME, Class A, 3.65%, 11/13/39		2,190	2,325,613
DBGS Mortgage Trust, Series 2019- 1735, Class F, 4.33%, 04/10/37(a)(c)		2,873	2,835,454
DBUBS Mortgage Trust(a):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		6,680	7,018,240
Series 2017-BRBK, Class D, 3.65%, 10/10/34(c)		3,760	3,869,787
Series 2017-BRBK, Class E, 3.65%, 10/10/34(c)		11,280	11,374,311

Security		Par (000)	Value

United States (continued)
Series 2017-BRBK, Class F, 3.65%, 10/10/34(c)	USD	2,300	$2,287,907
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(a)(c)		3,210	3,437,383
GRACE Mortgage Trust, Series 2014- GRCE, Class F, 3.71%, 06/10/28(a)(c)		28,606	28,865,960
GS Mortgage Securities Corp. II(a):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		7,340	8,449,531
Series 2013-KING, Class E, 3.55%, 12/10/27(c)		14,850	14,822,146
Series 2017-375H, Class A, 3.59%, 09/10/37(c)		1,460	1,568,012
GS Mortgage Securities Corp. Trust(a):
Series 2016-RENT, Class C, 4.20%, 02/10/29(c)		1,450	1,468,736
Series 2016-RENT, Class E, 4.20%, 02/10/29(c)		6,000	6,044,290
Series 2017-500K, Class D, 3.33%, 07/15/32(c)		620	620,194
Series 2017-500K, Class E, 3.53%, 07/15/32(c)		1,270	1,271,586
Series 2017-500K, Class F, 3.83%, 07/15/32(c)		1,435	1,438,989
Series 2017-500K, Class G, 4.53%, 07/15/32(c)		963	955,182
Series 2017-GPTX, Class A, 2.86%, 05/10/34		6,110	6,134,571
Series 2018-HULA, Class D, 3.83%, 07/15/25(c)		3,256	3,265,782
Series 2019-BOCA, Class A, 3.23%, 06/15/38(c)		3,284	3,286,045
Series 2019-SOHO, Class E, 3.90%, 06/15/36(c)		9,280	9,259,617
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		370	397,467
Series 2015-590M, Class E, 3.93%, 10/10/35(a)(c)		3,340	3,368,065
Series 2015-GC28, Class B, 3.98%, 02/10/48		1,520	1,607,914
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		3,909	3,737,014
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		3,926	3,663,987
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(a)(c)		3,885	3,867,940
Hudson Yards Mortgage Trust(a):
Series 2016-10HY, Class A, 2.84%, 08/10/38		5,230	5,383,103
Series 2019-30HY, Class E, 3.56%, 07/10/39(c)		14,170	14,299,330
IMT Trust(a):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		4,090	4,292,174
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(c)		1,350	1,374,091
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(c)		2,090	2,087,614
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.73%, 01/15/33(a)(c)		1,670	1,667,376

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)	USD	4,979	$4,992,280
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 4.05%, 03/15/50(c)		3,120	3,261,337
Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(c)		4,720	4,966,763
Series 2017-JP7, Class B, 4.05%, 09/15/50		840	908,413
Series 2019-COR5, Class C, 3.75%, 06/13/52		6,999	7,226,103
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(c)		605	652,399
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class E, 4.65%, 09/15/29(a)(c)		9,932	9,962,894
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class C, 4.89%, 01/15/49(c)		1,650	1,798,400
Series 2015-JP1, Class D, 4.39%, 01/15/49(c)		7,843	8,011,970
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(c)		17,360	17,378,174
Series 2015-UES, Class F, 3.74%, 09/05/32(a)(c)		820	818,351
Series 2016-NINE, Class A, 2.95%, 10/06/38(a)(c)		24,506	25,270,357
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		2,430	2,521,524
Series 2019-MFP, Class E, 4.13%, 07/15/36(a)(c)		5,580	5,593,944
Series 2019-MFP, Class F, 5.13%, 07/15/36(a)(c)		2,015	2,022,549
Series 2019-OSB, Class E, 3.91%, 06/05/39(a)(c)		3,216	3,333,295
KNDL Mortgage Trust, Series 2019- KNSQ, Class E, 3.83%, 05/15/36(a)(c)		26,361	26,360,887
LCCM Mortgage Trust, Series 2014- 909, Class E, 4.03%, 05/15/31(a)(c)		10,892	10,933,501
Lehman Brothers Small Balance Commercial Mortgage Trust(a)(c):
Series 2006-2A, Class M2, 2.41%, 09/25/36		1,800	1,758,633
Series 2007-1A, Class 1A, 2.27%, 03/25/37		3,336	3,241,973
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.30%, 04/20/48(a)(c)		5,540	5,660,220
MAD Mortgage Trust(a)(c):
Series 2017-330M, Class D, 4.11%, 08/15/34		2,925	2,996,718
Series 2017-330M, Class E, 4.17%, 08/15/34		8,020	8,045,541
Madison Avenue Trust, Series 2013- 650M, Class D, 4.17%, 10/12/32(a)(c)		8,002	8,071,558
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38(c)		2,648	2,684,891

Security		Par (000)	Value

United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.27%, 07/15/50(a)(c)	USD	3,338	$3,356,762
Series 2015-C25, Class C, 4.68%, 10/15/48(c)		720	778,917
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		3,937	3,743,431
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		2,270	2,465,895
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(a)		2,200	2,198,829
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.39%, 10/15/42(c)		4,210	4,314,822
Series 2007-T27, Class AJ, 6.14%, 06/11/42(c)		5,959	6,331,309
Series 2014-150E, Class F, 4.44%, 09/09/32(a)(c)		6,850	7,088,211
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(c)		630	636,301
Series 2014-CPT, Class F, 3.56%, 07/13/29(a)(c)		15,216	15,305,224
Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(c)		6,825	6,840,430
Series 2015-MS1, Class C, 4.17%, 05/15/48(c)		3,053	3,177,474
Series 2015-MS1, Class D, 4.17%, 05/15/48(a)(c)		830	801,312
Series 2017-CLS, Class F, 4.63%, 11/15/34(a)(c)		15,877	15,926,624
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		3,004	3,207,435
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		7,340	6,677,172
Series 2017-HR2, Class D, 2.73%, 12/15/50		1,115	1,019,174
Series 2018-H3, Class A5, 4.18%, 07/15/51		383	432,827
Series 2018-H3, Class C, 5.01%, 07/15/51(c)		3,800	4,216,483
Series 2018-H3, Class D, 3.00%, 07/15/51(a)		2,620	2,408,215
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		9,449	9,562,166
Series 2018-SUN, Class F, 4.58%, 07/15/35(a)(c)		2,723	2,722,979
Series 2019-AGLN, Class D, 3.78%, 03/15/34(a)(c)		9,030	9,029,984
Series 2019-AGLN, Class F, 4.63%, 03/15/34(a)(c)		9,590	9,589,977
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class N, 4.78%, 11/28/35(a)(c)		2,167	2,185,682
Natixis Commercial Mortgage Securities Trust(a)(c):
Series 2018-FL1, Class A, 3.15%, 06/15/35		2,056	2,049,666
Series 2018-FL1, Class MCR1, 4.55%, 06/15/35		1,567	1,566,706
Series 2019-10K, Class D, 4.27%, 05/15/39		9,410	10,055,790

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2019-LVL, Class D, 4.44%, 08/15/38	USD	3,140	$3,428,332
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a) (c)		7,856	8,080,465
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/13/49(a)		4,798	4,822,135
RAIT Trust, Series 2017-FL7, Class C, 4.53%, 06/15/37(a)(c)		1,440	1,436,560
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 1.00%, 09/15/39(a)(c)		4,690	4,772,042
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.92%, 09/15/52		8,119	8,362,554
USDC(a)(c):
Series 2018-USDC, Class E, 4.64%, 05/13/38		2,730	2,885,482
Series 2018-USDC, Class F, 4.64%, 05/13/38		3,780	3,873,251
Velocity Commercial Capital Loan Trust:
Series 2016-1, Class M4, 9.05%, 04/25/46(a)(c)		970	1,092,786
Series 2016-2, Class M3, 5.50%, 10/25/46(c)		2,250	2,366,578
Series 2016-2, Class M4, 7.23%, 10/25/46(c)		1,110	1,193,800
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		1,600	1,624,204
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		961	976,435
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		897	927,644
VNDO Mortgage Trust(a)(c):
Series 2013-PENN, Class D, 4.08%, 12/13/29		1,400	1,412,589
Series 2013-PENN, Class E, 4.08%, 12/13/29		4,115	4,090,550
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.67%, 04/16/35(a)(c)		8,491	8,252,594
Series 2015-C27, Class C, 3.89%, 02/15/48		5,879	5,947,187
Series 2015-NXS4, Class D, 3.75%, 12/15/48(c)		1,516	1,539,967
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		1,687	1,520,484
Series 2016-C34, Class C, 5.20%, 06/15/49(c)		2,490	2,716,360
Series 2016-NXS5, Class D, 5.04%, 01/15/59(c)		1,000	1,066,759
Series 2017-C39, Class C, 4.12%, 09/15/50		1,570	1,666,893
Series 2017-C39, Class D, 4.50%, 09/15/50(a)(c)		1,553	1,584,776
Series 2017-HSDB, Class A, 2.89%, 12/13/31(a)(c)		3,928	3,916,460
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		2,490	2,737,960
Series 2018-BXI, Class E, 4.18%, 12/15/36(a)(c)		2,297	2,307,791
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		3,000	2,821,558

Security		Par (000)	Value

United States (continued)
Series 2018-C45, Class C, 4.73%, 06/15/51	USD	1,450	$1,575,293
WFRBS Commercial Mortgage Trust(c):
Series 2011-C3, Class A3FL, 2.97%, 03/15/44(a)		101	100,764
Series 2014-C24, Class B, 4.20%, 11/15/47		1,770	1,844,703

			1,258,837,345

			1,351,415,870

Interest Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%(c)
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.46%, 07/25/47		26,440	1,124,863
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 3.92%, 09/25/35(a)		3,160	380,892
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.22%, 07/25/56(a)		8,587	1,067,810
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.36%, 02/25/38(a)		34,283	12,540,772

			15,114,337

Interest Only Commercial Mortgage-Backed Securities — 0.4%

United States — 0.4%(c)
245 Park Avenue Trust, Series 2017- 245P, Class XA, 0.27%, 06/05/37(a)		25,000	337,750
BAMLL Commercial Mortgage Securities Trust, Series 2016-SS1, Class XA, 0.70%, 12/15/35(a)		19,140	632,577
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%, 02/15/50		31,555	1,358,282
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(a)		12,290	1,004,953
BANK:
Series 2019-BN20, Class XA, 0.84%, 09/15/61		25,341	1,745,541
Series 2019-BN20, Class XB, 0.36%, 09/15/61		86,048	2,900,618
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.51%, 05/15/52		46,048	4,855,577
BBCMS Trust(a):
Series 2015-SRCH, Class XA, 1.12%, 08/10/35		73,430	4,374,225
Series 2015-SRCH, Class XB, 0.30%, 08/10/35		42,790	646,985
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, 1.21%, 03/15/52		51,443	4,195,177
Series 2019-B13, Class XA, 1.00%, 08/15/57		149,035	12,834,104
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.54%, 04/10/29(a)(d)		84,430	2,405,411
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.89%, 05/10/58		18,700	836,077

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.19%, 03/10/46	USD	25,601	$671,378
Series 2015-CR25, Class XA, 1.05%, 08/10/48		17,415	721,668
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)		8,680	1,097,632
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		57,049	846,420
Series 2015-WEST, Class XA, 1.08%, 02/10/37		39,120	1,773,609
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.22%, 11/15/50		32,800	543,388
Series 2019-C16, Class XA, 1.73%, 06/15/52		115,969	14,221,995
Series 2019-C17, Class XA, 1.37%, 09/15/52		105,700	11,126,415
Series 2019-C17, Class XB, 0.56%, 09/15/52		41,829	2,084,168
CSMC OA LLC, Series 2014-USA, Class X2, 0.19%, 09/15/37(a)		598,765	2,718,393
DBGS Mortgage Trust, Series 2019- 1735, Class X, 0.43%, 04/10/37(a)		52,590	1,453,062
DBJPM Mortgage Trust, Series 2017- C6, Class XD, 1.00%, 06/10/50		15,440	937,362
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.39%, 05/03/32(a)		24,000	342,977
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47		3,984	131,505
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 1.01%, 09/15/47		6,149	211,068
Series 2014-C26, Class XA, 1.15%, 01/15/48		6,794	257,418
Series 2015-C27, Class XD, 0.50%, 02/15/48(a)		31,775	728,918
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)		14,670	678,939
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)		37,589	1,676,845
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.26%, 03/10/50(a)		9,624	399,859
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XD, 1.35%, 12/15/47(a)		51,913	2,938,468
Series 2014-C19, Class XF, 1.35%, 12/15/47(a)		13,486	665,399
Series 2015-C21, Class XB, 0.44%, 03/15/48(a)		15,696	260,557
Series 2015-C26, Class XD, 1.49%, 10/15/48(a)		18,660	1,365,912
Series 2016-C31, Class XA, 1.56%, 11/15/49		7,690	565,262

Security		Par (000)		Value

United States (continued)
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.36%, 06/15/50(a)	USD	8,870		$1,287,835
Series 2018-H4, Class XA, 1.04%, 12/15/51		37,753		2,468,534
Series 2019-H6, Class XB, 0.87%, 06/15/52		53,695		3,378,060
Series 2019-L2, Class XA, 1.20%, 03/15/52		22,858		1,866,316
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)		99,000		2,798,730
One Market Plaza Trust(a):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		152,049		523,049
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		30,410		304
UBS Commercial Mortgage Trust:
Series 2018-C14, Class XA, 1.18%, 12/15/51		13,637		1,016,101
Series 2019-C17, Class XA, 1.00%, 09/15/52		70,048		8,100,211
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS1, Class XB, 0.49%, 05/15/48		13,786		378,145
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(a)		9,764		698,224
Series 2018-C44, Class XA, 0.92%, 05/15/51		65,711		3,442,278
Series 2019-C50, Class XA, 1.63%, 05/15/52		50,551		5,449,032

				117,952,713

Principal Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(e)		4,240		354,002

Total Non-Agency Mortgage-Backed Securities — 7.2% (Cost: $2,390,332,266)				2,408,004,420

Preferred Securities — 0.6%

Capital Trusts — 0.5%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA(d)	EUR	—	(r)	—

Netherlands — 0.0%
ING Groep NV, 6.00%(i)(m)	USD	1,253		1,264,402

United Kingdom — 0.0%(i)(m)
HSBC Holdings plc, 6.37%		1,492		1,565,675
Lloyds Banking Group plc:
6.41%(a)		1,000		1,050,000
6.66%		437		466,497
6.66%(a)		2,363		2,522,503

				5,604,675

United States — 0.5%
Bank of America Corp.(i)(m):
Series X, 6.25%		20,000		21,750,000
Series DD, 6.30%		2,558		2,877,750
Series Z, 6.50%		9,994		11,118,325

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Capital One Financial Corp., Series E, 5.55%(i)(m)	USD	6,418	$6,491,807
JPMorgan Chase & Co.(i)(m):
Series FF, 5.00%		41,145	42,065,414
Series Z, 5.30%		13,170	13,318,162
Series S, 6.75%		9,961	11,056,710
Morgan Stanley, Series J, 5.55%(i)(m)		5,057	5,127,040
NBCUniversal Enterprise, Inc., 5.25%(a)(i)		4,900	5,047,000
Prudential Financial, Inc., 5.87%, 09/15/42(m)		6,205	6,686,818
SunTrust Banks, Inc., Series G, 5.05%(i) (m)		5,000	5,059,800
Wells Fargo & Co.(i)(m):
Series U, 5.87%		15,668	17,269,270
Series S, 5.90%		10,000	10,634,100

			158,502,196

Total Capital Trusts — 0.5% (Cost: $162,394,159)			165,371,273

	Shares

Preferred Stocks — 0.1%

United States — 0.1%
Broadcom, Inc., Series A, 8.00%(k)		15,297	15,685,326
Federal Home Loan Mortgage Corp., Series Z, 8.38%(i)(m)		249,600	3,267,264
Federal National Mortgage Association, Series S, 8.25%(h)(i)(m)		249,600	3,332,160
Morgan Stanley, Series E, 7.13%(i)(m)		28,741	824,867

			23,109,617

Total Preferred Stocks — 0.1% (Cost: $20,293,641)			23,109,617

Total Preferred Securities — 0.6% (Cost: $182,687,800)			188,480,890

	Par (000)

U.S. Government Sponsored Agency Securities — 67.9%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b):
Series 2015-DN1, Class B, (LIBOR USD 1 Month + 11.50%), 13.52%, 01/25/25		1,467	1,962,991
Series 2015-HQ2, Class B, (LIBOR USD 1 Month + 7.95%), 9.97%, 05/25/25		1,580	1,882,791
Series 2017-DNA2, Class B1, (LIBOR USD 1 Month + 5.15%), 7.17%, 10/25/29		3,125	3,601,860
Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 6.47%, 03/25/30		5,034	5,554,726

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-HRP1, Class M2, (LIBOR USD 1 Month + 2.45%), 4.47%, 12/25/42	USD	1,893	$1,914,410

			14,916,778

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K076, Class A2, 3.90%, 04/25/28		10,150	11,448,265
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(m):
Series KL4F, Class A2AS, 3.68%, 10/25/25		4,408	4,727,857
Series KW06, Class A2, 3.80%, 06/25/28		2,790	3,131,650
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2016-K54, Class B, 4.19%, 04/25/48(a)(m)		3,410	3,629,914
Series 2017-K64, Class B, 4.12%, 05/25/50(a)(m)		2,026	2,183,243
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(m)		2,746	2,751,382
Series 2018-K732, Class B, 4.19%, 05/25/25(a)(m)		4,990	5,272,678
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(m)		1,200	1,294,639
Series 2018-K77, Class B, 4.30%, 05/25/51(a)(m)		2,060	2,232,240
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.37%, 08/25/50(a)(b)		4,180	4,549,856
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(m)		6,668	7,012,327
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(m)		4,039	4,356,878
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		2,951	2,915,913
Series 2016-158, Class VA, 2.00%, 03/16/35		1,836	1,774,129

			57,280,971

Interest Only Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(m):
Series K718, Class X1, 0.73%, 01/25/22		25,522	306,123
Series KW03, Class X1, 0.98%, 06/25/27		20,421	1,022,988
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2015- K718, Class X2A, 0.10%, 02/25/48(a)(m)		400,210	715,296
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39		6,794	33,115
Series 2014-52, Class AI, 0.83%, 08/16/41		18,390	382,139

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes:
Series 2009-80, 0.69%, 09/16/51(m)	USD	4,856	$443,036
Series 2012-23, 0.56%, 06/16/53(m)		9,249	213,463
Series 2013-145, Class SI, (LIBOR USD 1 Month + 6.25%), 4.22%, 04/16/40(b)		16,238	1,047,337
Series 2013-191, 0.73%, 11/16/53(m)		7,619	244,284
Series 2013-30, 0.79%, 09/16/53(m)		34,225	1,332,169
Series 2013-63, 0.79%, 09/16/51(m)		45,929	2,329,371
Series 2013-78, 0.76%, 10/16/54(m)		36,097	1,430,568
Series 2015-173, 0.88%, 09/16/55(m)		16,623	1,029,114
Series 2015-22, 0.70%, 03/16/55(m)		25,090	1,090,336
Series 2015-37, 0.76%, 10/16/56(m)		6,480	357,889
Series 2015-48, 0.69%, 02/16/50(m)		14,096	607,169
Series 2016-110, 1.03%, 05/16/58(m)		18,386	1,367,208
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)		22,544	2,026,766
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)		7,375	536,266
Series 2016-125, 1.04%, 12/16/57(m)		25,704	1,946,021
Series 2016-128, 0.95%, 09/16/56(m)		36,087	2,643,059
Series 2016-13, 0.87%, 04/16/57(m)		35,604	2,173,306
Series 2016-152, 0.91%, 08/15/58(m)		25,191	1,812,922
Series 2016-162, 1.00%, 09/16/58(m)		70,055	5,542,134
Series 2016-165, 0.97%, 12/16/57(m)		17,591	1,370,628
Series 2016-175, 0.92%, 09/16/58(m)		30,059	2,147,654
Series 2016-26, 0.96%, 02/16/58(m)		88,408	6,086,735
Series 2016-36, 0.94%, 08/16/57(m)		11,935	843,578
Series 2016-67, 1.17%, 07/16/57(m)		13,957	1,077,714
Series 2016-87, 1.00%, 08/16/58(m)		73,061	4,921,405
Series 2016-92, 1.01%, 04/16/58(m)		22,569	1,587,780
Series 2016-96, 0.98%, 12/16/57(m)		45,211	3,288,220
Series 2016-97, 1.04%, 07/16/56(m)		26,760	1,974,159
Series 2018-106, 0.49%, 04/16/60(m)		30,251	1,718,299

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2018-85, 0.52%, 07/16/60(m)	USD	30,658	$1,744,112

			57,392,363

Mortgage-Backed Securities — 67.5%
Federal Home Loan Mortgage Corp.:
4.00%, 11/01/41 - 07/01/48		21,695	22,985,845
Government National Mortgage Association:
3.50%, 08/20/49		308,354	320,030,980
3.50%, 10/15/49(s)		671,901	696,060,863
4.50%, 10/15/49 - 11/15/49(s)		2,740,831	2,861,612,984
Uniform Mortgage-Backed Securities:
3.50%, 01/01/32 - 09/01/49		146,978	154,385,129
3.00%, 01/01/33 - 10/01/34		52,934	54,445,882
2.50%, 10/25/34 - 10/25/49(s)		388,746	387,570,795
3.00%, 10/25/34 - 10/25/49(s)		1,219,629	1,238,042,769
3.50%, 10/25/34 - 11/25/49(s)		5,343,735	5,481,574,226
6.00%, 03/01/38		2	2,864
4.00%, 12/01/40 - 09/01/49		1,010,585	1,083,678,129
4.50%, 09/01/43 - 11/01/44		374	403,091
4.00%, 09/25/49 - 11/25/49(s)		5,885,205	6,108,256,029
4.50%, 09/25/49 - 11/25/49(s)		3,918,511	4,122,611,305

			22,531,660,891

Total U.S. Government Sponsored Agency Securities — 67.9% (Cost: $22,612,961,685)			22,661,251,003

U.S. Treasury Obligations — 6.0%
U.S. Treasury Bonds, 2.25%, 08/15/49		60,590	62,315,395
U.S. Treasury Inflation Linked Notes:(t)(u)
0.63%, 04/15/23		160,672	161,936,963
0.50%, 04/15/24		1,739,596	1,760,416,537
U.S. Treasury Notes:
2.75%, 09/15/21		1,500	1,532,051
2.63%, 12/31/23		65	67,803
2.13%, 03/31/24		4,950	5,069,689
3.13%, 11/15/28		2,000	2,245,313
2.38%, 05/15/29		2,135	2,267,270

Total U.S. Treasury Obligations — 6.0% (Cost: $1,994,686,448)			1,995,851,021

	Shares

Warrants — 0.0%

United States — 0.0%(g)
Pure Acquisition Corp. (Issued/ exercisable 05/28/18, 1 share for 1 warrant, Expires 04/17/23, Strike Price USD 11.50)		55,300	56,406
Sentinel Energy Services, Inc. (Issued/ exercisable 03/05/18, 100 shares for 1 warrant, Expires 12/22/22, Strike Price USD 11.50)		380,846	171,381

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Target Hospitality Corp. (Issued/ exercisable 03/05/19, 1 share for 1 warrant, Expires 03/15/24, Strike Price USD 11.50)		22,811	$23,951

Total Warrants — 0.0%			251,738

Total Long-Term Investments — 158.6% (Cost: $52,594,631,633)			52,951,189,093

	Par (000)

Short-Term Securities — 4.3%

Borrowed Bond Agreements — 2.3%(v)
Bank of America Securities, Inc., 1.65%, 10/01/19 (Purchased on 09/30/19 to be repurchased at USD 3,596,627, collateralized by U.S. Treasury Notes, 1.63%, due at 08/15/29, par and fair value of USD 3,610,000 and $3,593,360, respectively)		3,596	3,596,463
Barclays Bank plc, (45.00)%, Open (Purchased on 08/23/19 to be repurchased at USD 6,470,423, collateralized by Quorum Health Corp., 11.63%, due at 04/15/23, par and fair value of USD 7,425,000 and $6,663,937, respectively)(w)		6,775	6,775,313
Barclays Bank plc, (4.60)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,732,474, collateralized by Casino Guichard Perrachon SA, 5.98%, due at 05/26/21, par and fair value of EUR 2,600,000 and $2,904,150, respectively)(w)	EUR	2,737	2,983,215
Barclays Bank plc, (3.10)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,651,421, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,600,000 and $2,841,663, respectively)(w)		2,654	2,893,154
Barclays Bank plc, (2.60)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,543,314, collateralized by Auchan Holding SADIR, 2.25%, due at 04/06/23, par and fair value of EUR 2,400,000 and $2,758,367, respectively)(w)		2,546	2,774,690
Barclays Bank plc, (2.00)%, Open (Purchased on 08/23/19 to be repurchased at USD 2,319,510, collateralized by Pacific Drilling SA, 11.00%, due at 04/01/24, par and fair value of USD 3,078,833 and $1,847,300, respectively)(w)	USD	2,321	2,320,670

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,670,944, collateralized by Faurecia SE, 3.63%, due at 06/15/23, par and fair value of EUR 2,600,000 and $2,883,604, respectively)(w)	EUR	2,673	$2,913,247
Barclays Bank plc, (1.80)%, Open (Purchased on 09/17/19 to be repurchased at EUR 19,461,534, collateralized by Airbus Finance BV, 0.88%, due at 05/13/26, par and fair value of EUR 18,400,000 and $21,180,932, respectively)(w)		19,474	21,225,895
Barclays Bank plc, (1.60)%, Open (Purchased on 09/17/19 to be repurchased at EUR 566,936, collateralized by Hema Bondco I BV, 6.25%, due at 07/15/22, par and fair value of EUR 600,000 and $604,792, respectively)(w)		567	618,289
Barclays Bank plc, (1.35)%, Open (Purchased on 09/17/19 to be repurchased at EUR 1,057,634, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,000,000 and $1,109,024, respectively)(w)		1,058	1,153,331
Barclays Bank plc, (1.30)%, Open (Purchased on 09/17/19 to be repurchased at EUR 572,371, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 500,000 and $614,109, respectively)(w)		573	624,149
Barclays Bank plc, (1.25)%, Open (Purchased on 09/17/19 to be repurchased at EUR 7,532,029, collateralized by Altice Luxembourg SA, 6.25%, due at 02/15/25, par and fair value of EUR 7,000,000 and $7,964,134, respectively)(w)		7,535	8,213,242
Barclays Bank plc, (1.25)%, Open (Purchased on 08/23/19 to be repurchased at USD 969,906, collateralized by SRS Distribution, Inc., 8.25%, due at 07/01/26, par and fair value of USD 976,000 and $995,520, respectively)(w)	USD	971	971,120
Barclays Bank plc, (1.20)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,031,199, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,000,000 and $2,152,590, respectively)(w)	EUR	2,032	2,214,865
Barclays Bank plc, (1.20)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,271,593, collateralized by Telenet Finance Luxembourg Notes SARL, 3.50%, due at 03/01/28, par and fair value of EUR 2,100,000 and $2,465,827, respectively)(w)		2,273	2,476,996

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.10)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,917,938, collateralized by Heidelbergcement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 2,697,000 and $3,182,553, respectively)(w)	EUR	2,919	$3,181,671
Barclays Bank plc, (1.05)%, Open (Purchased on 09/17/19 to be repurchased at EUR 6,532,127, collateralized by Banco Bilbao Vizcaya Argentaria SA, 3.50%, due at 02/10/27, par and fair value of EUR 5,500,000 and $6,996,731, respectively)(w)		6,535	7,122,393
Barclays Bank plc, (1.05)%, Open (Purchased on 09/17/19 to be repurchased at EUR 5,563,640, collateralized by Aviva plc, 1.88%, due at 11/13/27, par and fair value of EUR 5,000,000 and $6,010,944, respectively)(w)		5,566	6,066,389
Barclays Bank plc, (1.05)%, Open (Purchased on 09/17/19 to be repurchased at EUR 615,390, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 475,000 and $661,581, respectively)(w)		616	670,999
Barclays Bank plc, (1.05)%, Open (Purchased on 09/17/19 to be repurchased at EUR 851,425, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 809,000 and $910,779, respectively)(w)		852	928,362
Barclays Bank plc, (1.00)%, Open (Purchased on 09/26/19 to be repurchased at USD 10,269,265, collateralized by Intelsat Luxembourg SA, 8.13%, due at 06/01/23, par and fair value of USD 11,925,000 and $9,923,866, respectively)(w)	USD	10,270	10,270,406
Barclays Bank plc, (1.00)%, Open (Purchased on 09/17/19 to be repurchased at EUR 16,666,929, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 15,000,000 and $18,093,551, respectively)(w)	EUR	16,673	18,172,682
Barclays Bank plc, (0.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 1,885,378, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 1,500,000 and $1,962,112, respectively)(w)		1,886	2,055,673

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 3,321,554, collateralized by International Game Technology plc, 3.50%, due at 06/15/26, par and fair value of EUR 3,092,000 and $3,580,758, respectively)(w)	EUR	3,323	$3,621,570
Barclays Bank plc, (0.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 3,281,338, collateralized by Merck KGaA, 1.62%, due at 06/25/79, par and fair value of EUR 3,200,000 and $3,572,420, respectively)(w)		3,282	3,577,722
Barclays Bank plc, (0.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 1,571,552, collateralized by Allergan Funding SCS, 2.13%, due at 06/01/29, par and fair value of EUR 1,440,000 and $1,728,207, respectively)(w)		1,572	1,713,501
Barclays Bank plc, (0.85)%, Open (Purchased on 09/17/19 to be repurchased at EUR 38,692,925, collateralized by Portuguese Republic, 2.13%, due at 10/17/28, par and fair value of EUR 32,565,000 and $41,967,302, respectively)(w)		38,705	42,186,302
Barclays Bank plc, (0.75)%, Open (Purchased on 08/23/19 to be repurchased at USD 1,893,375, collateralized by Calumet Specialty Products Partners LP, 7.63%, due at 01/15/22, par and fair value of USD 1,980,000 and $1,910,700, respectively)(w)	USD	1,893	1,893,375
Barclays Bank plc, 0.00%, Open (Purchased on 08/23/19 to be repurchased at USD 10,465,285, collateralized by Unifin Financiera SAB de CV SOFOM ENR, 7.25%, due at 09/27/23, par and fair value of USD 10,000,000 and $10,370,000, respectively)(w)		10,463	10,462,669
Barclays Bank plc, 0.15%, Open (Purchased on 08/23/19 to be repurchased at USD 12,501,274, collateralized by Washington Prime Group LP, 6.45%, due at 08/15/24, par and fair value of USD 13,365,000 and $13,068,297, respectively)(w)		12,496	12,496,275
Barclays Bank plc, 0.50%, Open (Purchased on 08/23/19 to be repurchased at USD 3,782,604, collateralized by YPF SA, 8.50%, due at 03/23/21, par and fair value of USD 3,995,000 and $3,447,685, respectively)(w)		3,780	3,779,769

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, 1.30%, Open (Purchased on 08/23/19 to be repurchased at USD 2,271,515, collateralized by Royal Bank of Scotland Group plc, 8.00%, par and fair value of USD 2,100,000 and $2,316,300, respectively)(w)	USD	2,268	$2,268,000
Barclays Bank plc, 1.35%, Open (Purchased on 08/23/19 to be repurchased at USD 4,635,655, collateralized by Athabasca Oil Corp., 9.88%, due at 02/24/22, par and fair value of USD 4,950,000 and $4,603,500, respectively)(w)		4,628	4,628,250
Barclays Bank plc, 1.35%, Open (Purchased on 08/23/19 to be repurchased at USD 10,196,376, collateralized by Sally Holdings LLC, 5.63%, due at 12/01/25, par and fair value of USD 10,005,000 and $10,180,087, respectively)(w)		10,180	10,180,088
Barclays Bank plc, 1.40%, Open (Purchased on 08/23/19 to be repurchased at USD 8,577,630, collateralized by Precision Drilling Corp., 5.25%, due at 11/15/24, par and fair value of USD 9,900,000 and $8,687,250, respectively)(w)		8,564	8,563,500
Barclays Bank plc, 1.45%, Open (Purchased on 08/23/19 to be repurchased at USD 4,275,506, collateralized by Telenet Finance Luxembourg Notes SARL, 5.50%, due at 03/01/28, par and fair value of USD 4,200,000 and $4,399,500, respectively)(w)		4,268	4,268,250
Barclays Bank plc, 1.50%, Open (Purchased on 08/23/19 to be repurchased at USD 2,700,968, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due at 04/15/24, par and fair value of USD 3,000,000 and $2,604,375, respectively)(w)		2,696	2,696,250
Barclays Bank plc, 1.50%, Open (Purchased on 09/04/19 to be repurchased at USD 3,949,828, collateralized by Eskom Holdings SOC Ltd., 5.75%, due at 01/26/21, par and fair value of USD 3,910,000 and $3,949,100, respectively)(w)		3,944	3,944,131
Barclays Bank plc, 1.50%, Open (Purchased on 08/23/19 to be repurchased at USD 42,049,458, collateralized by Cenovus Energy, Inc., 4.25%, due at 04/15/27, par and fair value of USD 39,600,000 and $41,171,378, respectively)(w)		41,976	41,976,000
Barclays Bank plc, 1.55%, Open (Purchased on 09/26/19 to be repurchased at USD 7,829,123, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 7,060,000 and $7,696,812, respectively)(w)		7,828	7,827,775

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, 1.55%, Open (Purchased on 08/23/19 to be repurchased at USD 20,604,722, collateralized by Cemex SAB de CV, 5.70%, due at 01/11/25, par and fair value of USD 20,000,000 and $20,449,200, respectively)(w)	USD	20,568	$20,567,700
Barclays Bank plc, 1.55%, Open (Purchased on 08/23/19 to be repurchased at USD 25,761,537, collateralized by Canadian Natural Resources Ltd., 6.25%, due at 03/15/38, par and fair value of USD 19,800,000 and $25,223,282, respectively)(w)		25,715	25,715,250
Barclays Bank plc, 1.55%, Open (Purchased on 09/26/19 to be repurchased at USD 1,857,695, collateralized by Intelsat Connect Finance SA, 9.50%, due at 02/15/23, par and fair value of USD 1,950,000 and $1,803,145, respectively)(w)		1,857	1,857,375
Barclays Bank plc, 1.55%, Open (Purchased on 09/09/19 to be repurchased at USD 8,560,104, collateralized by Nine Energy Service, Inc., 8.75%, due at 11/01/23, par and fair value of USD 9,900,000 and $8,019,000, respectively)(w)		8,551	8,551,125
Barclays Bank plc, 1.55%, Open (Purchased on 08/23/19 to be repurchased at USD 14,434,160, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 13,403,000 and $14,291,802, respectively)(w)		14,408	14,408,225
Barclays Bank plc, 1.60%, Open (Purchased on 08/23/19 to be repurchased at USD 921,629, collateralized by Southwestern Energy Co., 7.50%, due at 04/01/26, par and fair value of USD 1,038,000 and $905,655, respectively)(w)		920	919,928
Barclays Bank plc, 2.25%, Open (Purchased on 09/24/19 to be repurchased at USD 4,451,669, collateralized by Kraft Heinz Foods Co., 4.88%, due at 10/01/49, par and fair value of USD 5,000,000 and $5,048,746, respectively)(w)		4,450	4,450,000
Barclays Capital, Inc., 0.95%, Open (Purchased on 09/17/19 to be repurchased at USD 9,135,717, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 9,224,000 and $8,970,340, respectively)(w)		9,132	9,131,760
Barclays Capital, Inc., 1.55%, Open (Purchased on 09/17/19 to be repurchased at USD 3,106,230, collateralized by Vine Oil & Gas LP, 8.75%, due at 04/15/23, par and fair value of USD 6,730,000 and $3,062,150, respectively)(w)		3,104	3,104,213

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, (2.20)%, Open (Purchased on 09/24/19 to be repurchased at EUR 996,775, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 1,000,000 and $1,059,976, respectively)(w)	EUR	997	$1,086,767
BNP Paribas SA, (0.90)%, Open (Purchased on 05/14/19 to be repurchased at EUR 1,952,454, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,000,000 and $2,152,590, respectively)(w)		1,958	2,134,623
BNP Paribas SA, (0.75)%, Open (Purchased on 04/23/19 to be repurchased at EUR 26,455,663, collateralized by Portuguese Republic, 2.88%, due at 07/21/26, par and fair value of EUR 23,985,000 and $31,332,250, respectively)(w)		26,473	28,854,153
BNP Paribas SA, 0.00%, Open (Purchased on 07/17/19 to be repurchased at USD 986,076, collateralized by Washington Prime Group LP, 6.45%, due at 08/15/24, par and fair value of USD 990,000 and $968,022, respectively)(w)	USD	985	985,050
BNP Paribas SA, 0.70%, Open (Purchased on 07/13/18 to be repurchased at GBP 25,802,920, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 16,705,897 and $37,913,883, respectively)(w)	GBP	25,784	31,702,247
BNP Paribas SA, 1.55%, Open (Purchased on 09/17/19 to be repurchased at USD 38,056,990, collateralized by EQT Corp., 3.00%, due at 10/01/22, par and fair value of USD 38,759,000 and $37,311,439, respectively)(w)	USD	38,032	38,032,269
BNP Paribas SA, 1.55%, Open (Purchased on 07/17/19 to be repurchased at USD 7,804,568, collateralized by DISH DBS Corp., 7.75%, due at 07/01/26, par and fair value of USD 7,808,000 and $7,944,640, respectively)(w)		7,769	7,768,960
BNP Paribas SA, 1.60%, Open (Purchased on 08/19/19 to be repurchased at USD 4,645,015, collateralized by Virgin Media Secured Finance plc, 5.50%, due at 05/15/29, par and fair value of USD 4,500,000 and $4,696,875, respectively)(w)		4,635	4,635,000
BNP Paribas SA, 1.65%, Open (Purchased on 07/17/19 to be repurchased at USD 2,778,600, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 2,622,000 and $2,795,874, respectively)(w)		2,766	2,766,210

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, 2.00%, Open (Purchased on 07/19/19 to be repurchased at USD 1,920,121, collateralized by W&T Offshore, Inc., 9.75%, due at 11/01/23, par and fair value of USD 1,980,000 and $1,890,148, respectively)(w)	USD	1,911	$1,910,700
Citigroup Global Markets, Inc., 1.00%, Open (Purchased on 08/21/19 to be repurchased at USD 3,676,626, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 3,691,000 and $3,589,498, respectively)(w)		3,673	3,672,545
Citigroup Global Markets, Inc., 1.45%, Open (Purchased on 08/21/19 to be repurchased at USD 917,364, collateralized by Everi Payments, Inc., 7.50%, due at 12/15/25, par and fair value of USD 861,000 and $907,279, respectively)(w)		916	915,889
Citigroup Global Markets, Inc., 1.50%, Open (Purchased on 08/21/19 to be repurchased at USD 10,367,250, collateralized by Swedbank AB, 6.00%, par and fair value of USD 10,000,000 and $10,250,000, respectively)(w)		10,350	10,350,000
Citigroup Global Markets, Inc., 1.65%, Open (Purchased on 08/21/19 to be repurchased at USD 5,298,546, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 5,110,000 and $5,176,685, respectively)(w)		5,289	5,288,850
Citigroup Global Markets, Inc., 1.80%, Open (Purchased on 08/26/19 to be repurchased at USD 13,489,634, collateralized by Continental Resources, Inc., 4.38%, due at 01/15/28, par and fair value of USD 12,995,000 and $13,420,987, respectively)(w)		13,466	13,466,069
Citigroup Global Markets, Inc., 1.80%, Open (Purchased on 08/22/19 to be repurchased at USD 13,097,490, collateralized by Ford Motor Credit Co. LLC, 4.39%, due at 01/08/26, par and fair value of USD 12,800,000 and $12,737,961, respectively)(w)		13,072	13,072,000
Citigroup Global Markets, Inc., 1.80%, Open (Purchased on 08/21/19 to be repurchased at USD 12,260,071, collateralized by Mylan NV, 3.95%, due at 06/15/26, par and fair value of USD 11,765,000 and $12,156,928, respectively)(w)		12,236	12,235,600

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, 1.25%, Open (Purchased on 07/22/19 to be repurchased at USD 1,865,085, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due at 04/15/24, par and fair value of USD 2,000,000 and $1,736,250, respectively)(w)	USD	1,858	$1,857,500
Credit Suisse Securities USA LLC, 1.50%, Open (Purchased on 05/15/19 to be repurchased at USD 10,958,375, collateralized by Royal Bank of Scotland Group plc, 8.00%, par and fair value of USD 10,000,000 and $11,030,000, respectively)(w)		10,875	10,875,000
Credit Suisse Securities USA LLC, 1.50%, Open (Purchased on 04/16/19 to be repurchased at USD 7,222,991, collateralized by Southwestern Energy Co., 7.75%, due at 10/01/27, par and fair value of USD 6,890,000 and $6,007,219, respectively)(w)		7,157	7,156,988
Deutsche Bank AG, 0.62%, Open (Purchased on 07/13/18 to be repurchased at GBP 5,566,690, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 3,604,862 and $8,181,202, respectively)(w)	GBP	5,562	6,839,111
Goldman Sachs International, (1.70)%, Open (Purchased on 08/22/19 to be repurchased at EUR 627,015, collateralized by Faurecia SE, 2.63%, due at 06/15/25, par and fair value of EUR 600,000 and $680,816, respectively)(w)	EUR	628	684,602
Goldman Sachs International, (1.45)%, Open (Purchased on 06/06/19 to be repurchased at EUR 1,290,853, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,300,000 and $1,441,731, respectively)(w)		1,297	1,413,166
Goldman Sachs International, (1.05)%, Open (Purchased on 08/22/19 to be repurchased at EUR 5,646,932, collateralized by Aviva plc, 1.88%, due at 11/13/27, par and fair value of EUR 5,000,000 and $6,010,943, respectively)(w)		5,653	6,161,215
Goldman Sachs International, (0.90)%, Open (Purchased on 08/22/19 to be repurchased at EUR 3,315,764, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 3,191,000 and $3,592,458, respectively)(w)		3,319	3,617,151

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (5.10)%, Open (Purchased on 09/03/19 to be repurchased at EUR 1,421,308, collateralized by Casino Guichard Perrachon SA, 5.98%, due at 05/26/21, par and fair value of EUR 1,400,000 and $1,563,773, respectively)(w)	EUR	1,427	$1,554,985
J.P. Morgan Securities plc, (2.75)%, Open (Purchased on 09/23/19 to be repurchased at EUR 910,418, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 900,000 and $953,979, respectively)(w)		911	992,765
J.P. Morgan Securities plc, (2.60)%, Open (Purchased on 08/29/18 to be repurchased at EUR 2,048,869, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 2,100,000 and $2,280,367, respectively)(w)		2,051	2,235,848
J.P. Morgan Securities plc, (1.70)%, Open (Purchased on 04/05/19 to be repurchased at EUR 4,385,254, collateralized by Cellnex Telecom SA, 2.38%, due at 01/16/24, par and fair value of EUR 4,300,000 and $5,016,125, respectively)(w)		4,420	4,817,174
J.P. Morgan Securities plc, (1.65)%, Open (Purchased on 11/16/18 to be repurchased at EUR 699,474, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 700,000 and $773,609, respectively)(w)		705	768,104
J.P. Morgan Securities plc, (1.60)%, Open (Purchased on 06/06/18 to be repurchased at EUR 599,010, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 600,000 and $721,002, respectively)(w)		602	656,035
J.P. Morgan Securities plc, (1.60)%, Open (Purchased on 06/05/18 to be repurchased at EUR 1,502,824, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 1,500,000 and $1,802,505, respectively)(w)		1,510	1,645,958
J.P. Morgan Securities plc, (1.55)%, Open (Purchased on 09/27/18 to be repurchased at EUR 625,703, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 600,000 and $721,002, respectively)(w)		626	681,985

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (1.50)%, Open (Purchased on 08/15/18 to be repurchased at EUR 943,689, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 900,000 and $1,081,503, respectively)(w)	EUR	945	$1,030,417
J.P. Morgan Securities plc, (1.45)%, Open (Purchased on 08/28/18 to be repurchased at EUR 937,074, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 900,000 and $1,081,503, respectively)(w)		938	1,022,591
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 09/28/18 to be repurchased at EUR 1,019,542, collateralized by Faurecia SE, 2.63%, due at 06/15/25, par and fair value of EUR 1,000,000 and $1,134,692, respectively)(w)		1,033	1,125,514
J.P. Morgan Securities plc, (1.25)%, Open (Purchased on 07/31/19 to be repurchased at EUR 6,270,659, collateralized by Heidelbergcement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 5,703,000 and $6,729,736, respectively)(w)		6,283	6,848,049
J.P. Morgan Securities plc, (1.15)%, Open (Purchased on 01/23/19 to be repurchased at EUR 2,018,747, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,300,000 and $2,513,779, respectively)(w)		2,034	2,216,496
J.P. Morgan Securities plc, (1.10)%, Open (Purchased on 01/24/19 to be repurchased at EUR 1,720,998, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 1,600,000 and $1,965,150, respectively)(w)		1,733	1,888,708
J.P. Morgan Securities plc, (1.05)%, Open (Purchased on 05/21/19 to be repurchased at EUR 2,094,239, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,100,000 and $2,260,220, respectively)(w)		2,102	2,290,534
J.P. Morgan Securities plc, (1.00)%, Open (Purchased on 08/09/18 to be repurchased at EUR 3,599,323, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 3,000,000 and $4,178,404, respectively)(w)		3,604	3,927,893

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (1.00)%, Open (Purchased on 02/21/19 to be repurchased at EUR 1,411,749, collateralized by Europcar Mobility Group, 4.13%, due at 11/15/24, par and fair value of EUR 1,400,000 and $1,568,122, respectively)(w)	EUR	1,419	$1,547,168
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 01/10/19 to be repurchased at EUR 4,181,347, collateralized by Danske Bank A/S, 5.88%, par and fair value of EUR 4,100,000 and $4,731,989, respectively)(w)		4,207	4,585,610
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,852,369, collateralized by BHP Billiton Finance Ltd., 1.50%, due at 04/29/30, par and fair value of EUR 1,840,000 and $2,204,687, respectively)(w)		1,864	2,031,315
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 550,486, collateralized by AbbVie, Inc., 2.13%, due at 11/17/28, par and fair value of EUR 540,000 and $660,191, respectively)(w)		554	603,665
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 03/08/19 to be repurchased at EUR 590,388, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 500,000 and $654,038, respectively)(w)		593	646,607
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 07/09/19 to be repurchased at EUR 2,722,528, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,700,000 and $2,905,997, respectively)(w)		2,727	2,972,498
J.P. Morgan Securities plc, (0.83)%, Open (Purchased on 07/09/19 to be repurchased at EUR 4,615,153, collateralized by Orange SA, 2.38%, par and fair value of EUR 4,400,000 and $5,022,141, respectively)(w)		4,623	5,038,665
Merrill Lynch International, (1.60)%, Open (Purchased on 03/18/19 to be repurchased at EUR 1,316,774, collateralized by Cellnex Telecom SA, 2.38%, due at 01/16/24, par and fair value of EUR 1,300,000 and $1,516,503, respectively)(w)		1,328	1,446,974

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Merrill Lynch International, (1.45)%, Open (Purchased on 03/22/19 to be repurchased at EUR 2,164,351, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 2,100,000 and $2,328,951, respectively)(w)	EUR	2,180	$2,375,873
Merrill Lynch International, (1.45)%, Open (Purchased on 05/09/19 to be repurchased at EUR 1,214,663, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,200,000 and $1,330,829, respectively)(w)		1,221	1,330,959
Nomura Securities International, Inc., 0.75%, Open (Purchased on 09/17/19 to be repurchased at USD 873,409, collateralized by YPF SA, 8.50%, due at 03/23/21, par and fair value of USD 1,005,000 and $867,315, respectively)(w)	USD	873	873,094
RBC Capital Markets, LLC, (2.75)%, Open (Purchased on 08/29/19 to be repurchased at USD 2,841,879, collateralized by Calumet Specialty Products Partners LP, 7.63%, due at 01/15/22, par and fair value of USD 2,970,000 and $2,866,050, respectively)(w)		2,844	2,843,775
RBC Capital Markets, LLC, (1.50)%, Open (Purchased on 08/29/19 to be repurchased at USD 1,679,633, collateralized by AK Steel Corp., 7.00%, due at 03/15/27, par and fair value of USD 1,950,000 and $1,667,250, respectively)(w)		1,682	1,681,875
RBC Capital Markets, LLC, (0.25)%, Open (Purchased on 05/10/19 to be repurchased at USD 3,157,075, collateralized by CenturyLink, Inc., 7.50%, due at 04/01/24, par and fair value of USD 2,930,000 and $3,276,765, respectively)(w)		3,157	3,157,075
RBC Capital Markets, LLC, 0.25%, Open (Purchased on 08/29/19 to be repurchased at USD 465,507, collateralized by Washington Prime Group LP, 6.45%, due at 08/15/24, par and fair value of USD 495,000 and $484,011, respectively)(w)		465	465,300
RBC Capital Markets, LLC, 0.50%, Open (Purchased on 09/18/19 to be repurchased at USD 4,956,309, collateralized by Chesapeake Energy Corp., 8.00%, due at 06/15/27, par and fair value of USD 5,988,000 and $4,073,038, respectively)(w)		4,955	4,955,070

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 0.75%, Open (Purchased on 08/29/19 to be repurchased at USD 8,452,599, collateralized by Range Resources Corp., 4.88%, due at 05/15/25, par and fair value of USD 10,005,000 and $8,254,125, respectively)(w)	USD	8,442	$8,441,719
RBC Capital Markets, LLC, 0.75%, Open (Purchased on 07/24/19 to be repurchased at USD 7,811,771, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due at 03/01/28, par and fair value of USD 8,750,000 and $7,101,062, respectively)(w)		7,788	7,787,500
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 09/25/19 to be repurchased at USD 2,438,292, collateralized by Uber Technologies, Inc., 7.50%, due at 09/15/27, par and fair value of USD 2,450,000 and $2,443,875, respectively)(w)		2,438	2,437,750
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 09/11/19 to be repurchased at USD 4,319,163, collateralized by Diamond Sports Group LLC, 6.63%, due at 08/15/27, par and fair value of USD 4,090,000 and $4,243,375, respectively)(w)		4,315	4,314,950
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 09/27/19 to be repurchased at USD 5,789,007, collateralized by Panther BF Aggregator 2 LP, 8.50%, due at 05/15/27, par and fair value of USD 5,500,000 and $5,568,750, respectively)(w)		5,789	5,788,750
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 09/04/19 to be repurchased at USD 2,542,205, collateralized by Mattel, Inc., 6.75%, due at 12/31/25, par and fair value of USD 2,450,000 and $2,556,428, respectively)(w)		2,539	2,538,813
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 08/29/19 to be repurchased at USD 964,328, collateralized by Transocean, Inc., 7.50%, due at 01/15/26, par and fair value of USD 1,038,000 and $923,820, respectively)(w)		963	962,745
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 08/29/19 to be repurchased at USD 1,834,687, collateralized by Penn National Gaming, Inc., 5.63%, due at 01/15/27, par and fair value of USD 1,787,000 and $1,840,610, respectively)(w)		1,832	1,831,675

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 08/29/19 to be repurchased at USD 6,314,519, collateralized by Southwestern Energy Co., 6.20%, due at 01/23/25, par and fair value of USD 7,174,000 and $6,312,976, respectively)(w)	USD	6,304	$6,304,152
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 08/29/19 to be repurchased at USD 10,498,861, collateralized by Bausch Health Cos., Inc., 6.13%, due at 04/15/25, par and fair value of USD 9,900,000 and $10,258,875, respectively)(w)		10,482	10,481,625
RBC Capital Markets, LLC, 1.67%, Open (Purchased on 08/23/19 to be repurchased at USD 11,453,596, collateralized by Whiting Petroleum Corp., 6.63%, due at 01/15/26, par and fair value of USD 14,850,000 and $10,023,750, respectively)(w)		11,435	11,434,500
RBC Capital Markets, LLC, 1.70%, Open (Purchased on 07/30/19 to be repurchased at USD 20,611,489, collateralized by Tenet Healthcare Corp., 6.75%, due at 06/15/23, par and fair value of USD 19,800,000 and $20,793,564, respectively)(w)		20,543	20,542,500
RBC Capital Markets, LLC, 1.85%, Open (Purchased on 06/17/19 to be repurchased at USD 2,358,135, collateralized by KLA Corp., 4.10%, due at 03/15/29, par and fair value of USD 2,260,000 and $2,493,384, respectively)(w)		2,345	2,344,750
RBC Capital Markets, LLC, 1.85%, Open (Purchased on 07/15/19 to be repurchased at USD 20,915,726, collateralized by Amgen, Inc., 4.56%, due at 06/15/48, par and fair value of USD 19,460,000 and $22,468,523, respectively)(w) .		20,822	20,822,200
RBC Capital Markets, LLC, 1.85%, Open (Purchased on 06/24/19 to be repurchased at USD 6,146,727, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due at 07/21/23, par and fair value of USD 6,965,000 and $5,602,037, respectively)(w)		6,112	6,111,787

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.85%, Open (Purchased on 06/17/19 to be repurchased at USD 2,375,181, collateralized by Lam Research Corp., 4.00%, due at 03/15/29, par and fair value of USD 2,260,000 and $2,496,987, respectively)(w)	USD	2,362	$2,361,700
RBC Europe Ltd., (4.05)%, Open (Purchased on 11/28/18 to be repurchased at EUR 738,440, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 750,000 and $828,866, respectively)(w)	EUR	745	811,740
RBC Europe Ltd., (4.05)%, Open (Purchased on 11/27/18 to be repurchased at EUR 296,252, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 300,000 and $331,546, respectively)(w)		299	325,677
RBC Europe Ltd., (4.05)%, Open (Purchased on 11/16/18 to be repurchased at EUR 694,649, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 700,000 and $773,608, respectively)(w)		701	764,491
RBC Europe Ltd., (2.20)%, Open (Purchased on 11/12/18 to be repurchased at EUR 3,694,999, collateralized by Valeo SA, 1.50%, due at 06/18/25, par and fair value of EUR 3,800,000 and $4,378,191, respectively)(w)		3,732	4,067,257
RBC Europe Ltd., (1.00)%, Open (Purchased on 12/04/18 to be repurchased at EUR 1,132,908, collateralized by British Telecommunications plc, 2.13%, due at 09/26/28, par and fair value of EUR 1,160,000 and $1,382,067, respectively)(w)		1,141	1,244,113
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,595,243, collateralized by Heidelbergcement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,600,000 and $1,888,055, respectively)(w)		1,597	1,740,432

Total Borrowed Bond Agreements — 2.3% (Cost: $785,359,636)			776,213,287

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 0.1%(x)

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills:
19.82%, 11/05/19	EGP	177,475	$10,727,317
16.37%, 05/05/20		278,525	15,676,231

			26,403,548

Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills:
14.25%, 10/03/19	NGN	698,428	1,901,532
12.21%, 11/28/19		1,396,856	3,778,193
14.60%, 01/16/20		1,396,856	3,710,549
11.10%, 01/30/20		2,444,498	6,461,138
13.47%, 05/28/20		1,396,856	3,528,743
12.35%, 07/30/20		698,425	1,718,543

			21,098,698

Total Foreign Government Obligations — 0.1% (Cost: $46,754,095)			47,502,246

	Shares

Money Market Funds — 1.9%(y)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*		578,066,230	578,066,230
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%		21,060,822	21,060,822
SL Liquidity Series, LLC, Money Market Series, 2.13%*		44,089,147	44,097,964

Total Money Market Funds — 1.9% (Cost: $643,223,820)			643,225,016

Total Short-Term Securities — 4.3% (Cost: $1,475,337,551)			1,466,940,549

Total Options Purchased — 1.3% (Cost: $379,214,727)			440,932,628

Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 164.2% (Cost: 54,449,183,911)			54,859,062,270

Total Options Written — (1.0)% (Premiums Received — $385,461,861)			(379,843,472)

	Par (000)

Borrowed Bonds — (2.3)%

Corporate Bonds — (1.9)%

Australia — (0.0)%
BHP Billiton Finance Ltd., Series 17, 1.50%, 04/29/30	EUR	1,840	(2,204,687)

Austria — (0.0)%
Raiffeisen Bank International AG, 6.00%, 10/16/23		2,000	(2,616,150)

Belgium — (0.0)%
Telenet Finance Luxembourg Notes SARL:
3.50%, 03/01/28		2,100	(2,465,827)

Security		Par (000)	Value

Belgium (continued)
5.50%, 03/01/28(a)	USD	4,200	$(4,399,500)

			(6,865,327)

Canada — (0.2)%
Athabasca Oil Corp., 9.88%, 02/24/22(a)		4,950	(4,603,500)
Canadian Natural Resources Ltd., 6.25%, 03/15/38		19,800	(25,223,282)
Cenovus Energy, Inc., 4.25%, 04/15/27		39,600	(41,171,378)
Precision Drilling Corp., 5.25%, 11/15/24		9,900	(8,687,250)

			(79,685,410)

Denmark — (0.1)%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	15,000	(18,093,551)
Danske Bank A/S, (EUR Swap Annual 7 Year + 5.47%), 5.88%(b)(i)		4,100	(4,731,989)

			(22,825,540)

France — (0.2)%
Airbus Finance BV, 0.88%, 05/13/26		18,400	(21,180,932)
Auchan Holding SADIR, 2.25%, 04/06/23		2,400	(2,758,367)
Casino Guichard Perrachon SA, 5.98%, 05/26/21(f)		4,000	(4,467,923)
Europcar Mobility Group, 4.13%, 11/15/24		1,400	(1,568,122)
Faurecia SE:
2.63%, 06/15/25		1,600	(1,815,508)
3.63%, 06/15/23		2,600	(2,883,604)
Iliad SA, 1.88%, 04/25/25		2,100	(2,280,367)
Orange SA, (EUR Swap Annual 5 Year + 2.36%), 2.38%(b)(i)		4,400	(5,022,141)
Valeo SA:
1.50%, 06/18/25		3,800	(4,378,191)
3.25%, 01/22/24		2,100	(2,579,259)

			(48,934,414)

Germany — (0.0)%
Heidelbergcement Finance Luxembourg SA, 1.75%, 04/24/28		10,000	(11,800,344)
Merck KGaA, (EUR Swap Annual 5 Year + 1.95%), 1.62%, 06/25/79(b)		3,200	(3,572,420)

			(15,372,764)

Israel — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 07/21/23	USD	6,965	(5,602,037)
6.00%, 04/15/24		5,000	(4,340,625)
6.75%, 03/01/28		8,750	(7,101,062)

			(17,043,724)

Italy — (0.0)%
Eni SpA, 3.63%, 01/29/29	EUR	3,475	(4,839,985)

Luxembourg — (0.1)%
Altice Luxembourg SA, 6.25%, 02/15/25		7,000	(7,964,134)
INEOS Finance plc, 2.88%, 05/01/26		8,800	(9,471,397)
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	USD	1,950	(1,803,145)
Intelsat Luxembourg SA, 8.13%, 06/01/23		11,925	(9,923,866)

			(29,162,542)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico — (0.1)%(a)
Cemex SAB de CV, 5.70%, 01/11/25	USD	20,000	$(20,449,200)
Unifin Financiera SAB de CV SOFOM ENR, 7.25%, 09/27/23		10,000	(10,370,000)

			(30,819,200)

Netherlands — (0.0)%
Hema Bondco I BV, (EURIBOR 3 Month + 6.25%), 6.25%, 07/15/22(b)	EUR	600	(604,792)
Lincoln Financing SARL, 3.63%, 04/01/24		4,000	(4,503,237)
Maxeda DIY Holding BV, 6.13%, 07/15/22		1,900	(2,013,955)
Starfruit Finco BV, 6.50%, 10/01/26		5,600	(6,210,535)

			(13,332,519)

Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 02/10/27		5,500	(6,996,731)
Cellnex Telecom SA:
2.38%, 01/16/24		5,600	(6,532,628)
2.88%, 04/18/25		4,500	(5,407,515)
Gestamp Automocion SA, 3.25%, 04/30/26		4,900	(5,355,442)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		2,450	(2,707,629)

			(26,999,945)

Sweden — (0.0)%
Swedbank AB, (USD Swap Semi 5 Year + 4.11%), 6.00%(b)(i)	USD	10,000	(10,250,000)

United Kingdom — (0.1)%
Aviva plc, 1.88%, 11/13/27	EUR	10,000	(12,021,887)
British Telecommunications plc, 2.13%, 09/26/28		1,160	(1,382,067)
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 5.72%), 8.00%(b)(i)	USD	12,100	(13,346,300)
Virgin Media Secured Finance plc, 5.50%, 05/15/29(a)		4,500	(4,696,875)

			(31,447,129)

United States — (0.9)%
AbbVie, Inc., 2.13%, 11/17/28	EUR	540	(660,191)
AK Steel Corp., 7.00%, 03/15/27	USD	1,950	(1,667,250)
Allergan Funding SCS, 2.13%, 06/01/29	EUR	1,440	(1,728,207)
Amgen, Inc., 4.56%, 06/15/48	USD	19,460	(22,468,523)
Bausch Health Cos., Inc., 6.13%, 04/15/25(a)		9,900	(10,258,875)
Calumet Specialty Products Partners LP, 7.63%, 01/15/22		4,950	(4,776,750)
CenturyLink, Inc., Series Y, 7.50%, 04/01/24		2,930	(3,276,765)
Chesapeake Energy Corp., 8.00%, 06/15/27		5,988	(4,073,038)
Continental Resources, Inc., 4.38%, 01/15/28		12,995	(13,420,987)
Diamond Sports Group LLC, 6.63%, 08/15/27(a)		4,090	(4,243,375)
DISH DBS Corp., 7.75%, 07/01/26		7,808	(7,944,640)
EQT Corp., 3.00%, 10/01/22		38,759	(37,311,439)
Everi Payments, Inc., 7.50%, 12/15/25(a)		861	(907,279)
Ford Motor Credit Co. LLC, 4.39%, 01/08/26		12,800	(12,737,961)
International Game Technology plc, 3.50%, 06/15/26	EUR	3,092	(3,580,758)
KLA Corp., 4.10%, 03/15/29	USD	2,260	(2,493,384)

Security		Par (000)	Value

United States (continued)
Kraft Heinz Foods Co.:
4.88%, 10/01/49(a)	USD	5,000	$(5,048,746)
5.00%, 07/15/35		16,025	(17,087,676)
Lam Research Corp., 4.00%, 03/15/29		2,260	(2,496,987)
Mattel, Inc., 6.75%, 12/31/25(a)		2,450	(2,556,428)
Mylan NV, 3.95%, 06/15/26		11,765	(12,156,928)
Netflix, Inc., 4.38%, 11/15/26		5,110	(5,176,685)
Nine Energy Service, Inc., 8.75%, 11/01/23(a)		9,900	(8,019,000)
Pacific Drilling SA, 11.00%, (11.00% Cash or 12.00% PIK), 04/01/24(a)(j)		3,079	(1,847,300)
Panther BF Aggregator 2 LP, 8.50%, 05/15/27(a)		5,500	(5,568,750)
Penn National Gaming, Inc., 5.63%, 01/15/27(a)		1,787	(1,840,610)
Quorum Health Corp., 11.63%, 04/15/23		7,425	(6,663,937)
Range Resources Corp., 4.88%, 05/15/25		10,005	(8,254,125)
Sally Holdings LLC, 5.63%, 12/01/25		10,005	(10,180,087)
Southwestern Energy Co.:
6.20%, 01/23/25(f)		7,174	(6,312,976)
7.50%, 04/01/26		1,038	(905,655)
7.75%, 10/01/27		6,890	(6,007,219)
Sprint Capital Corp., 6.88%, 11/15/28		7,060	(7,696,812)
SRS Distribution, Inc., 8.25%, 07/01/26(a)		976	(995,520)
Tenet Healthcare Corp., 6.75%, 06/15/23		19,800	(20,793,564)
Transocean, Inc.:
5.80%, 10/15/22(f)		12,915	(12,559,838)
7.50%, 01/15/26(a)		1,038	(923,820)
Uber Technologies, Inc., 7.50%, 09/15/27(a)		2,450	(2,443,875)
Vine Oil & Gas LP, 8.75%, 04/15/23(a)		6,730	(3,062,150)
W&T Offshore, Inc., 9.75%, 11/01/23(a)		1,980	(1,890,148)
Washington Prime Group LP, 6.45%, 08/15/24(f)		14,850	(14,520,330)
Whiting Petroleum Corp., 6.63%, 01/15/26		14,850	(10,023,750)

			(306,582,338)

Total Corporate Bonds — (1.9)% (Proceeds: $654,966,009)			(648,981,674)

Foreign Agency Obligations — (0.0)%

Argentina — (0.0)%
YPF SA, 8.50%, 03/23/21(a)		5,000	(4,315,000)

South Africa — (0.0)%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21		3,910	(3,949,100)

Total Foreign Agency Obligations — (0.0)% (Proceeds: $8,788,624)			(8,264,100)

Foreign Government Obligations — (0.4)%

Portugal — (0.2)%
Portuguese Republic(a):
2.13%, 10/17/28	EUR	32,565	(41,967,302)
2.88%, 07/21/26		23,985	(31,332,250)

			(73,299,552)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom — (0.2)%
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/46	GBP	20,311	$(46,095,085)

Total Foreign Government Obligations — (0.4)% (Proceeds: $103,756,296)			(119,394,637)

U.S. Treasury Obligations — (0.0)%
U.S. Treasury Notes, 1.63%, 08/15/29	USD	3,610	(3,593,360)

Total U.S. Treasury Obligations — (0.0)% (Proceeds: $3,585,039)			(3,593,360)

Total Borrowed Bonds — (2.3)% (Proceeds: $771,095,968)			(780,233,771)

Security		Par (000)	Value

TBA Sale Commitments — (30.6)%(s)
Government National Mortgage Association:
3.00%, 10/15/49	USD	15,440	$(15,843,491)
3.50%, 10/15/49 - 12/15/49		2,188,884	(2,266,694,697)
4.50%, 10/15/49		56,253	(58,783,592)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/34 - 11/25/34		137,519	(138,679,863)
3.00%, 10/25/34 - 11/25/49		1,124,196	(1,141,013,016)
4.00%, 09/25/49 - 10/25/49		1,945,812	(2,018,857,630)
4.50%, 09/25/49 - 10/25/49		2,352,300	(2,472,945,865)
3.50%, 10/25/49		2,044,935	(2,097,496,230)

Total TBA Sale Commitments — (30.6)% (Proceeds: $10,207,091,230)			(10,210,314,384)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 130.3% (Cost: $43,085,534,852)			43,488,670,643

Liabilities in Excess of Other Assets — (30.3)%			(10,112,306,354)

Net Assets — 100.0%			$33,376,364,289

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Zero-coupon bond.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Non-income producing security.
(h)	Security, or a portion of the security, is on loan.
(i)	Perpetual security with no stated maturity date.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(p)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(q)	When-issued security.
(r)	Amount is less than 500.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(u)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(v)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(w)	The amount to be repurchased assumes the maturity will be the day after the period end.
(x)	Rates are discount rates or a range of discount rates as of period end.
(y)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Par/Shares Held at 12/31/18	Shares Purchased	Shares Sold	Par/Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	557,975,842	20,090,388	—	578,066,230	$578,066,230	$15,281,526		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	—	44,089,147	—	44,089,147	44,097,964	345,894	(c)	(36,010)	1,197
BlackRock Liquid Environmentally Aware Fund	—	99,980,004	—	99,980,004	100,000,000	—		—	—
iShares China Large-Cap ETF	—	4,479,400	(2,965,229)	1,514,171	60,264,006	258,177		(7,966,153)	(3,193,425)
iShares iBoxx $ High Yield Corporate Bond ETF	25,816	7,399,110	(7,345,729)	79,197	6,903,603	1,602,620		1,177,223	293,695
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)	—	5,990,000	(5,990,000)	—	—	2,919,838		11,332,506	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,106,180	2,741,263	(3,843,000)	4,443	503,614	5,240,231		7,682,996	3,909,430
iShares MSCI Brazil ETF(d)	406,984	400,790	(807,774)	—	—	183,830		765,816	26,168
iShares MSCI Emerging Markets ETF	—	2,332,240	(2,032,240)	300,000	12,261,000	—		110,277	(279,300)
iShares MSCI South Korea ETF(d)	—	483,000	(483,000)	—	—	—		(2,382,566)	—
Sentinel Energy Services, Inc.(e)	1,142,538	380,846	(1,142,538)	380,846	N/A	—		136,865	(342,761)

					$802,096,417	$25,832,116		$10,820,954	$415,004

(a)	Includes net capital gain distributions, if applicable. (b) Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.
(e)	As of period end, the entity is no longer an affiliate of the Fund.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP Futures Call Options, Strike Price EUR 150.00	1,634	10/25/19	$89	$(468,599)
Euro-BTP	1,514	12/06/19	240,663	282,179
Euro-OAT	617	12/06/19	114,533	(713,783)
Euro-Schatz	9,550	12/06/19	1,169,245	(288,891)
90-day Eurodollar	139	12/16/19	34,069	(26,254)
Korea 10 Year Bond	478	12/17/19	53,081	(2,145)
Korea 3 Year Bond	791	12/17/19	73,291	(1,810)
U.S. Treasury 10 Year Ultra Note	17,849	12/19/19	2,541,809	(27,670,265)
U.S. Treasury Ultra Bond	845	12/19/19	162,161	399,343
MSCI Emerging Markets E-Mini Index	814	12/20/19	40,777	(1,172,829)
NASDAQ 100 E-Mini Index	53	12/20/19	8,237	(18,104)
STOXX 600 Banks Index	1,247	12/20/19	8,909	(110,184)
Long Gilt	1,057	12/27/19	174,463	104,907
U.S. Treasury 2 Year Note	84,531	12/31/19	18,216,431	4,580,775
3 Month Sterling	280	06/17/20	42,787	83,097
90-day Eurodollar	3,553	12/14/20	875,148	6,869,112

				(18,153,451)

Short Contracts
Euro-BTP Futures Call Options, Strike Price EUR 147.00	1,634	10/25/19	997	608,720
Euro-Bobl	1,586	12/06/19	234,493	1,357,016
Euro-BTP	1,209	12/06/19	148,497	88,319
Euro-Bund	1,160	12/06/19	220,312	67,176
Euro-Buxl	980	12/06/19	232,323	460,780
Japan 10 Year Bond	103	12/13/19	147,672	(254,861)
Australia 10 Year Bond	1,536	12/16/19	152,760	(737,847)
Canada 10 Year Bond	441	12/18/19	47,467	(285,421)
U.S. Treasury 10 Year Note	43,095	12/19/19	5,615,817	(18,653,504)
U.S. Treasury Long Bond	9,404	12/19/19	1,526,387	19,587,138
DAX Index	152	12/20/19	51,404	(173,280)
EURO STOXX 50 Index	2,785	12/20/19	107,912	(1,275,598)
FTSE 250 Index	41	12/20/19	2,003	5,341
S&P 500 E-Mini Index	6,377	12/20/19	949,695	3,708,161
U.S. Treasury 5 Year Note	29,118	12/31/19	3,469,364	(12,201,325)
90-day Eurodollar	3,553	03/15/21	875,859	(10,195,394)

				(17,894,579)

				$(36,048,030)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	10,980,597	EUR	7,565,000	Deutsche Bank AG	10/01/19	$42,710
BRL	320,583,362	EUR	69,903,000	BNP Paribas SA	10/02/19	966,198
BRL	18,606,379	USD	4,475,000	BNP Paribas SA	10/02/19	3,123
BRL	6,911,124	USD	1,649,000	Citibank NA	10/02/19	14,347
USD	11,946,826	BRL	48,828,486	BNP Paribas SA	10/02/19	194,943
USD	7,500,000	BRL	30,562,500	Citibank NA	10/02/19	144,316
USD	20,389,474	BRL	83,878,218	Morgan Stanley & Co. International plc	10/02/19	201,934
USD	16,397,006	AUD	24,276,000	Toronto Dominion Bank	10/03/19	11,296
USD	3,110,618,477	EUR	2,821,225,000	Bank of America NA	10/03/19	35,390,570
USD	33,710,411	EUR	30,513,000	Barclays Bank plc	10/03/19	450,239
USD	63,095,592	EUR	56,968,000	Citibank NA	10/03/19	998,601
USD	58,286,388	EUR	52,602,000	Goldman Sachs International	10/03/19	948,480
USD	16,447,993	EUR	14,852,000	State Street Bank and Trust Co.	10/03/19	258,825
USD	144,597,928	JPY	15,351,333,000	Bank of America NA	10/03/19	2,611,085

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	38,068,119	JPY	4,073,334,000	Citibank NA	10/03/19	$393,225
USD	6,532,235	JPY	705,784,000	State Street Bank and Trust Co.	10/03/19	4,331
INR	677,755,300	USD	9,395,000	BNP Paribas SA	10/07/19	176,609
USD	8,424,000	ARS	419,515,200	Citibank NA	10/07/19	1,799,926
USD	52,797,000	CAD	69,906,924	Deutsche Bank AG	10/07/19	26,532
USD	52,797,000	EUR	48,399,011	Goldman Sachs International	10/07/19	24,448
USD	52,797,000	GBP	42,811,965	Bank of America NA	10/07/19	146,541
EGP	205,514,207	USD	12,398,000	BNP Paribas SA	10/09/19	198,956
EGP	333,283,300	USD	20,005,000	Morgan Stanley & Co. International plc	10/09/19	423,539
USD	3,750,000	ARS	223,500,000	JPMorgan Chase Bank NA	10/09/19	226,861
USD	5,365,000	ARS	325,119,000	Morgan Stanley & Co. International plc	10/09/19	239,991
USD	3,907,754	CHF	3,835,301	Morgan Stanley & Co. International plc	10/09/19	62,609
USD	38,121,116	EUR	34,534,385	HSBC Bank plc	10/09/19	460,333
TRY	88,991,673	USD	15,289,000	UBS AG	10/10/19	424,797
USD	15,285,500	KRW	18,212,673,250	BNP Paribas SA	10/10/19	91,796
USD	18,555,500	KRW	22,113,337,761	UBS AG	10/10/19	107,713
USD	6,205,000	ARS	373,851,250	Goldman Sachs International	10/15/19	341,351
USD	30,551,000	SGD	42,147,576	BNP Paribas SA	10/15/19	52,465
USD	20,352,000	CLP	14,451,955,200	Citibank NA	10/16/19	526,345
USD	17,155,808	AUD	24,933,702	Bank of America NA	10/18/19	316,465
USD	49,646,032	CNH	333,901,831	JPMorgan Chase Bank NA	10/18/19	2,903,109
USD	33,346,087	CNY	230,950,000	Bank of America NA	10/18/19	1,015,393
USD	20,239,000	CLP	14,387,905,100	Citibank NA	10/23/19	498,161
USD	17,096,527	COP	58,812,052,600	Citibank NA	10/23/19	213,410
USD	48,208,929	COP	165,341,887,650	Credit Suisse International	10/23/19	744,399
USD	59,846,652	COP	205,475,536,100	JPMorgan Chase Bank NA	10/23/19	860,995
USD	20,281,000	COP	70,212,822,000	Morgan Stanley & Co. International plc	10/23/19	125,076
USD	73,405,222	COP	250,557,950,950	Natwest Markets plc	10/23/19	1,477,802
USD	15,264,000	ZAR	224,759,683	Morgan Stanley & Co. International plc	10/23/19	467,583
ZAR	577,223,598	USD	37,978,985	Citibank NA	10/23/19	20,896
ARS	439,915,500	USD	6,742,000	Goldman Sachs International	10/24/19	105,672
USD	20,406,252	RUB	1,311,713,879	Bank of America NA	10/25/19	242,618
TWD	623,270,880	USD	20,112,000	Bank of America NA	10/30/19	8,761
BRL	41,821,176	USD	9,971,026	JPMorgan Chase Bank NA	11/04/19	69,617
RUB	3,333,761,430	USD	50,546,000	JPMorgan Chase Bank NA	11/06/19	618,610
RUB	3,956,952,880	USD	59,512,000	Morgan Stanley & Co. International plc	11/06/19	1,216,986
USD	16,648,610	EUR	15,201,250	JPMorgan Chase Bank NA	11/06/19	33,365
USD	351,059,990	MXN	6,878,739,653	BNP Paribas SA	11/06/19	4,648,669
USD	54,270,000	MXN	1,068,627,249	HSBC Bank plc	11/06/19	454,244
USD	95,525,500	RUB	6,185,312,062	Bank of America NA	11/06/19	596,968
USD	29,760,500	RUB	1,913,451,348	Citibank NA	11/06/19	393,974
IDR	94,361,676,810	USD	6,619,085	Deutsche Bank AG	11/14/19	2,368
PLN	26,324,290	USD	6,565,023	Deutsche Bank AG	11/14/19	3,375
TRY	56,639,000	USD	9,835,721	Bank of America NA	11/14/19	45,946
TRY	21,913,910	USD	3,806,144	JPMorgan Chase Bank NA	11/14/19	17,122
USD	6,601,316	HUF	2,016,228,020	Citibank NA	11/14/19	21,969
USD	16,711,391	IDR	236,750,276,740	HSBC Bank plc	11/14/19	98,387
USD	6,704,562	PLN	26,324,290	Societe Generale SA	11/14/19	136,165
USD	3,676,128	RUB	238,916,310	Barclays Bank plc	11/14/19	13,288
RUB	398,654,086	USD	5,966,000	Bank of America NA	11/21/19	140,085
USD	3,100,000	ARS	217,775,000	Goldman Sachs International	11/29/19	7,963
CAD	35,670,000	USD	26,939,053	Bank of America NA	12/12/19	16,513
IDR	187,363,515,000	USD	13,082,217	BNP Paribas SA	12/12/19	12,619
IDR	334,973,838,620	USD	23,389,328	HSBC Bank plc	12/12/19	21,993
IDR	110,604,232,391	USD	7,722,681	JPMorgan Chase Bank NA	12/12/19	7,449
IDR	75,600,672,609	USD	5,277,845	UBS AG	12/12/19	5,886
INR	1,843,600,000	USD	25,359,010	Bank of America NA	12/12/19	504,141
INR	1,843,600,000	USD	25,343,323	HSBC Bank plc	12/12/19	519,828
INR	3,277,800,000	USD	45,182,989	UBS AG	12/12/19	799,998
MYR	71,225,000	USD	16,974,500	Morgan Stanley & Co. International plc	12/12/19	19,454
PHP	1,021,325,000	USD	19,438,999	BNP Paribas SA	12/12/19	217,249
PHP	661,500,000	USD	12,597,361	Citibank NA	12/12/19	133,757
PHP	1,771,700,000	USD	33,788,500	Goldman Sachs International	12/12/19	309,339

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

PHP	652,975,000	USD	12,439,989	UBS AG	12/12/19	$127,058
USD	20,757,862	AUD	30,130,000	Citibank NA	12/12/19	374,848
USD	33,893,787	CAD	44,500,000	JPMorgan Chase Bank NA	12/12/19	265,452
USD	33,223,233	CHF	32,690,000	Bank of America NA	12/12/19	261,396
USD	613,040,402	CNY	4,372,367,455	Bank of America NA	12/12/19	1,812,475
USD	13,488,222	CNY	95,850,000	HSBC Bank plc	12/12/19	89,028
USD	20,301,778	EUR	18,260,000	Bank of America NA	12/12/19	289,425
USD	14,979,534	EUR	13,469,021	Barclays Bank plc	12/12/19	217,934
USD	46,318,402	IDR	658,879,273,000	Bank of America NA	12/12/19	269,330
USD	154,089,055	IDR	2,191,430,472,578	BNP Paribas SA	12/12/19	929,980
USD	153,241,452	JPY	16,397,780,716	Bank of America NA	12/12/19	802,993
USD	34,102,630	KRW	40,459,360,000	Bank of America NA	12/12/19	294,505
USD	34,091,137	KRW	40,459,362,042	Citibank NA	12/12/19	283,012
USD	4,426,230	KRW	5,264,779,507	UBS AG	12/12/19	26,944
USD	45,657,623	MYR	191,259,783	Goldman Sachs International	12/12/19	23,928
USD	13,753,331	SGD	18,950,000	BNP Paribas SA	12/12/19	31,203
USD	124,546,680	SGD	171,601,978	Citibank NA	12/12/19	285,765
USD	117,456,320	EUR	90,560,000	Deutsche Bank AG	12/13/19	18,196,039
CAD	63,872,321	AUD	69,831,000	Citibank NA	12/18/19	1,025,155
CAD	43,044	USD	32,460	Citibank NA	12/18/19	72
CHF	14,456,229	EUR	13,203,000	JPMorgan Chase Bank NA	12/18/19	108,005
EUR	79,721,000	CAD	115,606,213	JPMorgan Chase Bank NA	12/18/19	46,796
EUR	9,380,000	MXN	204,938,930	Morgan Stanley & Co. International plc	12/18/19	29,813
GBP	51,074,071	EUR	57,392,400	Bank of America NA	12/18/19	65,969
GBP	4,637,308	EUR	5,200,000	Deutsche Bank AG	12/18/19	18,036
INR	268,630,000	USD	3,710,707	Bank of America NA	12/18/19	54,683
INR	269,175,000	USD	3,720,556	BNP Paribas SA	12/18/19	52,474
INR	160,265,000	USD	2,217,127	Goldman Sachs International	12/18/19	29,310
INR	108,430,000	USD	1,492,704	UBS AG	12/18/19	27,161
MXN	206,055,150	EUR	9,380,000	Citibank NA	12/18/19	26,049
NOK	393,950,000	SEK	419,804,544	Bank of America NA	12/18/19	480,234
PHP	470,900,000	USD	9,014,683	BNP Paribas SA	12/18/19	45,389
RUB	401,940,000	USD	6,065,462	HSBC Bank plc	12/18/19	66,343
TWD	418,600,000	USD	13,515,870	BNP Paribas SA	12/18/19	52,111
USD	5,579,462	AUD	8,133,670	BNP Paribas SA	12/18/19	76,007
USD	9,825,644	AUD	14,238,000	Natwest Markets plc	12/18/19	191,839
USD	22,370,000	CAD	29,580,699	Morgan Stanley & Co. International plc	12/18/19	12,933
USD	1,866,462	CHF	1,844,143	BNP Paribas SA	12/18/19	5,715
USD	11,260,000	CHF	11,081,946	JPMorgan Chase Bank NA	12/18/19	78,278
USD	2,721,265	CNY	19,312,000	BNP Paribas SA	12/18/19	21,991
USD	132,646,741	CNY	944,405,000	Goldman Sachs International	12/18/19	645,492
USD	32,636,965	CNY	231,923,492	Standard Chartered Bank	12/18/19	220,585
USD	464,903,235	EUR	417,711,000	Bank of America NA	12/18/19	6,842,273
USD	226,587,195	EUR	203,350,000	Citibank NA	12/18/19	3,594,033
USD	59,478,941	EUR	53,443,000	JPMorgan Chase Bank NA	12/18/19	873,465
USD	393,575,017	EUR	353,317,050	Natwest Markets plc	12/18/19	6,128,317
USD	85,656,804	EUR	77,389,000	Standard Chartered Bank	12/18/19	792,198
USD	6,283	GBP	5,016	BNP Paribas SA	12/18/19	95
USD	5,551,508	GBP	4,470,812	JPMorgan Chase Bank NA	12/18/19	36,544
USD	2,826,312	IDR	39,960,942,780	Citibank NA	12/18/19	35,919
USD	65,519,667	IDR	932,344,867,241	JPMorgan Chase Bank NA	12/18/19	415,890
USD	6,721,373	INR	479,388,510	HSBC Bank plc	12/18/19	1,777
USD	35,000,000	JPY	3,761,991,800	Citibank NA	12/18/19	4,677
USD	15,015,000	JPY	1,611,471,361	Morgan Stanley & Co. International plc	12/18/19	24,547
USD	57,667	NOK	521,140	Bank of America NA	12/18/19	312
USD	38,921,922	NZD	61,100,000	BNP Paribas SA	12/18/19	592,665
USD	43,994,927	NZD	69,831,000	Citibank NA	12/18/19	188,538
USD	945	NZD	1,502	UBS AG	12/18/19	3
USD	3,778,000	RUB	243,964,350	BNP Paribas SA	12/18/19	56,196
USD	9,695,000	RUB	626,335,780	Deutsche Bank AG	12/18/19	139,919
USD	252,791,550	SGD	348,405,000	Barclays Bank plc	12/18/19	484,707
USD	86,438,725	SGD	119,250,000	Natwest Markets plc	12/18/19	80,632
USD	4,475,000	ZAR	66,321,290	Bank of America NA	12/18/19	140,150

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	13,896,565	ZAR	206,430,000	Barclays Bank plc	12/18/19	$404,018
USD	15,581,669	ZAR	231,380,000	Citibank NA	12/18/19	458,356
USD	6,401,528	EUR	5,600,000	Natwest Markets plc	01/15/20	246,704
USD	6,398,157	EUR	5,600,000	Royal Bank of Canada	01/17/20	242,503
USD	118,217,024	EUR	90,560,000	Deutsche Bank AG	02/25/20	18,409,755
JPY	12,064,650,000	USD	111,792,531	JPMorgan Chase Bank NA	03/16/20	1,116,124
USD	120,429,726	JPY	12,064,650,000	HSBC Bank plc	03/16/20	7,521,071

						144,845,845

CAD	115,083,441	EUR	79,721,000	JPMorgan Chase Bank NA	10/01/19	(26,641)
EUR	87,286,000	CAD	126,346,485	Deutsche Bank AG	10/01/19	(229,260)
BRL	30,603,750	USD	7,500,000	BNP Paribas SA	10/02/19	(134,388)
BRL	291,944,089	USD	71,355,000	Citibank NA	10/02/19	(1,090,835)
BRL	15,252,810	USD	3,755,000	Deutsche Bank AG	10/02/19	(84,003)
BRL	183,234,472	USD	44,865,500	Morgan Stanley & Co. International plc	10/02/19	(765,217)
EUR	69,828,000	BRL	320,563,741	BNP Paribas SA	10/02/19	(1,043,222)
USD	55,353,174	BRL	230,653,190	BNP Paribas SA	10/02/19	(159,694)
USD	16,596,000	BRL	69,148,748	Citibank NA	10/02/19	(46,498)
USD	9,971,026	BRL	41,741,706	JPMorgan Chase Bank NA	10/02/19	(75,234)
USD	11,843,000	BRL	49,336,753	Morgan Stanley & Co. International plc	10/02/19	(31,211)
AUD	20,000,000	USD	13,547,144	National Australia Bank Ltd.	10/03/19	(47,630)
EUR	279,120,000	USD	305,476,855	Citibank NA	10/03/19	(1,226,888)
EUR	31,500,000	USD	34,648,479	State Street Bank and Trust Co.	10/03/19	(312,444)
MXN	699,452,000	USD	35,837,952	BNP Paribas SA	10/03/19	(399,969)
USD	4,234,141	AUD	6,276,000	JPMorgan Chase Bank NA	10/03/19	(2,006)
USD	612,039,558	GBP	501,373,000	Bank of America NA	10/03/19	(4,449,377)
USD	3,227,236	GBP	2,673,000	Goldman Sachs International	10/03/19	(59,489)
USD	9,943,679	JPY	1,077,254,000	State Street Bank and Trust Co.	10/03/19	(20,009)
USD	3,100,000	ARS	206,150,000	JPMorgan Chase Bank NA	10/04/19	(163,221)
USD	3,100,000	ARS	203,050,000	Morgan Stanley & Co. International plc	10/04/19	(114,150)
ARS	488,216,400	USD	10,108,000	BNP Paribas SA	10/07/19	(2,399,145)
ARS	89,900,000	USD	1,550,000	Goldman Sachs International	10/07/19	(130,494)
ARS	89,956,750	USD	1,555,000	Morgan Stanley & Co. International plc	10/07/19	(134,598)
CAD	46,610,142	USD	35,198,000	Deutsche Bank AG	10/07/19	(13,516)
CAD	23,309,031	USD	17,599,000	Toronto Dominion Bank	10/07/19	(3,769)
EUR	48,238,739	USD	52,797,000	Standard Chartered Bank	10/07/19	(199,202)
GBP	42,734,357	USD	52,797,000	UBS AG	10/07/19	(241,985)
USD	9,395,000	INR	675,030,750	HSBC Bank plc	10/07/19	(138,131)
AUD	52,039,949	USD	35,198,000	Deutsche Bank AG	10/08/19	(65,609)
AUD	25,969,373	USD	17,599,000	HSBC Bank plc	10/08/19	(66,966)
USD	52,797,000	AUD	78,260,502	Morgan Stanley & Co. International plc	10/08/19	(36,998)
EUR	10,244,000	USD	11,291,873	BNP Paribas SA	10/09/19	(120,484)
KRW	18,305,770,963	USD	15,285,500	BNP Paribas SA	10/10/19	(14,130)
USD	15,289,000	TRY	89,140,787	UBS AG	10/10/19	(451,126)
ARS	376,898,500	USD	7,645,000	JPMorgan Chase Bank NA	10/15/19	(1,733,557)
SGD	42,160,872	USD	30,551,000	BNP Paribas SA	10/15/19	(42,844)
USD	3,055,000	ARS	210,795,000	BNP Paribas SA	10/15/19	(251,202)
USD	9,175,000	ARS	636,130,000	Goldman Sachs International	10/15/19	(802,345)
CLP	18,077,549,420	USD	25,466,000	Natwest Markets plc	10/16/19	(666,639)
CNY	564,851,831	USD	82,364,960	HSBC Bank plc	10/18/19	(3,291,344)
CLP	9,744,268,940	USD	13,458,935	JPMorgan Chase Bank NA	10/23/19	(89,370)
CLP	4,912,157,093	USD	6,780,065	UBS AG	10/23/19	(40,370)
COP	57,625,434,000	USD	16,894,000	Barclays Bank plc	10/23/19	(351,524)
COP	68,301,312,000	USD	20,352,000	Citibank NA	10/23/19	(744,810)
COP	80,225,062,750	USD	23,653,000	UBS AG	10/23/19	(622,871)
USD	37,339,700	ZAR	577,223,598	HSBC Bank plc	10/23/19	(660,180)
ZAR	225,980,467	USD	15,264,000	Bank of America NA	10/23/19	(387,216)
EUR	18,529,396	USD	20,473,438	Citibank NA	10/28/19	(233,972)
USD	20,112,000	TWD	628,500,000	BNP Paribas SA	10/30/19	(177,570)
BRL	200,320,480	USD	48,384,000	Citibank NA	11/04/19	(290,031)
BRL	65,668,239	USD	15,855,000	Deutsche Bank AG	11/04/19	(89,032)
BRL	84,464,640	USD	20,304,000	JPMorgan Chase Bank NA	11/04/19	(25,296)
USD	4,650,000	ARS	344,642,500	BNP Paribas SA	11/04/19	(631,735)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	15,287,500	BRL	64,072,970	Citibank NA	11/04/19	$(95,468)
EUR	15,201,250	USD	16,758,214	JPMorgan Chase Bank NA	11/06/19	(142,969)
IDR	718,770,220,000	USD	50,582,000	BNP Paribas SA	11/06/19	(88,392)
IDR	479,835,576,000	USD	33,858,000	Citibank NA	11/06/19	(149,551)
MXN	1,186,467,999	USD	60,552,000	BNP Paribas SA	11/06/19	(801,818)
USD	97,437,906	IDR	1,401,351,964,751	Bank of America NA	11/06/19	(1,007,069)
USD	25,360,106	IDR	365,439,133,890	BNP Paribas SA	11/06/19	(311,993)
USD	77,138,076	IDR	1,119,571,315,249	Citibank NA	11/06/19	(1,511,809)
USD	50,582,000	IDR	747,349,050,000	JPMorgan Chase Bank NA	11/06/19	(1,919,271)
USD	50,582,000	MXN	1,009,808,932	Citibank NA	11/06/19	(271,683)
USD	169,391,387	RUB	11,188,751,193	Morgan Stanley & Co. International plc	11/06/19	(2,326,988)
ARS	392,825,500	USD	7,645,000	HSBC Bank plc	11/13/19	(1,784,218)
HUF	2,016,228,020	USD	6,694,373	Barclays Bank plc	11/14/19	(115,026)
MXN	138,674,690	USD	7,057,595	Morgan Stanley & Co. International plc	11/14/19	(82,338)
RUB	646,320,000	USD	10,000,000	Goldman Sachs International	11/14/19	(91,230)
RUB	23,697,930	USD	366,706	HSBC Bank plc	11/14/19	(3,392)
USD	6,721,091	INR	479,388,510	HSBC Bank plc	11/14/19	(27,820)
USD	13,490,110	TRY	78,552,910	Bank of America NA	11/14/19	(214,823)
USD	5,966,000	RUB	402,347,040	Deutsche Bank AG	11/21/19	(196,649)
USD	3,100,000	ARS	230,175,000	Morgan Stanley & Co. International plc	11/29/19	(168,096)
AUD	29,810,000	USD	20,468,560	Goldman Sachs International	12/12/19	(302,026)
AUD	49,870,000	USD	34,371,102	Natwest Markets plc	12/12/19	(633,933)
CAD	8,830,000	USD	6,724,914	Bank of America NA	12/12/19	(52,145)
CHF	32,690,000	USD	33,216,245	Citibank NA	12/12/19	(254,408)
CNH	96,840,000	USD	13,591,197	JPMorgan Chase Bank NA	12/12/19	(53,609)
CNY	1,627,201,355	USD	228,656,397	Bank of America NA	12/12/19	(1,184,455)
EUR	30,470,000	USD	33,887,125	Barclays Bank plc	12/12/19	(493,017)
EUR	18,430,000	USD	20,519,916	Standard Chartered Bank	12/12/19	(321,248)
IDR	678,732,150,000	USD	47,641,545	BNP Paribas SA	12/12/19	(204,956)
IDR	349,366,575,000	USD	24,516,953	Citibank NA	12/12/19	(99,723)
IDR	349,366,575,000	USD	24,489,456	Goldman Sachs International	12/12/19	(72,226)
IDR	385,724,700,000	USD	27,030,463	HSBC Bank plc	12/12/19	(72,163)
JPY	3,689,390,126	USD	34,496,402	Bank of America NA	12/12/19	(198,775)
KRW	20,092,213,376	USD	16,906,945	Bank of America NA	12/12/19	(117,751)
KRW	20,092,215,000	USD	16,894,152	HSBC Bank plc	12/12/19	(104,957)
KRW	41,020,000,000	USD	34,486,527	UBS AG	12/12/19	(209,928)
MYR	71,225,000	USD	17,002,865	Goldman Sachs International	12/12/19	(8,911)
USD	48,687,287	HKD	381,581,742	Bank of America NA	12/12/19	(35,847)
USD	26,978,676	INR	1,948,400,000	BNP Paribas SA	12/12/19	(354,673)
USD	16,195,970	INR	1,179,552,462	HSBC Bank plc	12/12/19	(351,515)
USD	95,862,388	INR	6,954,336,920	UBS AG	12/12/19	(1,697,313)
USD	20,606,479	JPY	2,217,000,000	BNP Paribas SA	12/12/19	(3,387)
USD	22,708,635	MYR	95,274,077	Goldman Sachs International	12/12/19	(23,317)
USD	45,581,506	MYR	191,260,000	Morgan Stanley & Co. International plc	12/12/19	(52,241)
USD	33,739,597	PHP	1,771,700,000	Citibank NA	12/12/19	(358,241)
USD	40,096,988	TWD	1,242,284,890	Bank of America NA	12/12/19	(147,758)
EUR	90,560,000	USD	110,801,971	JPMorgan Chase Bank NA	12/13/19	(11,541,694)
AUD	69,831,000	CAD	63,557,732	Citibank NA	12/18/19	(787,390)
AUD	180,870	EUR	112,000	Royal Bank of Canada	12/18/19	(438)
AUD	87,286,000	NZD	94,334,797	JPMorgan Chase Bank NA	12/18/19	(118,111)
AUD	14,238,000	USD	9,806,565	Citibank NA	12/18/19	(172,760)
AUD	1,609,056	USD	1,089,223	JPMorgan Chase Bank NA	12/18/19	(493)
AUD	25,570,000	USD	17,579,733	Natwest Markets plc	12/18/19	(278,399)
BRL	87,630,000	USD	21,267,869	JPMorgan Chase Bank NA	12/18/19	(277,360)
BRL	419,401,677	USD	102,719,000	UBS AG	12/18/19	(2,257,349)
CHF	12,896,147	USD	13,069,059	JPMorgan Chase Bank NA	12/18/19	(56,802)
CHF	11,074,998	USD	11,260,000	Standard Chartered Bank	12/18/19	(85,288)
CNY	52,976,337	USD	7,458,000	Citibank NA	12/18/19	(53,399)
CNY	239,900,000	USD	33,695,240	Goldman Sachs International	12/18/19	(163,969)
EUR	13,203,000	CHF	14,410,415	Citibank NA	12/18/19	(61,778)
EUR	13,650,000	GBP	12,203,496	JPMorgan Chase Bank NA	12/18/19	(85,045)
EUR	74,553,115	GBP	67,005,954	State Street Bank and Trust Co.	12/18/19	(900,319)
EUR	3,728,333	JPY	440,569,057	HSBC Bank plc	12/18/19	(9,841)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	191,735	USD	212,277	Bank of America NA	12/18/19	$(2,021)
EUR	3,091,117	USD	3,440,923	BNP Paribas SA	12/18/19	(51,211)
EUR	305,170,000	USD	338,356,338	Citibank NA	12/18/19	(3,707,587)
EUR	25,420,000	USD	27,992,250	Deutsche Bank AG	12/18/19	(116,734)
EUR	50,420,000	USD	55,953,005	Goldman Sachs International	12/18/19	(662,544)
EUR	17,458,000	USD	19,394,516	HSBC Bank plc	12/18/19	(250,112)
EUR	51,413,265	USD	56,952,115	JPMorgan Chase Bank NA	12/18/19	(572,442)
EUR	310,577,492	USD	344,597,005	Morgan Stanley & Co. International plc	12/18/19	(4,018,412)
EUR	40,000,000	USD	44,485,440	Natwest Markets plc	12/18/19	(621,528)
EUR	73,647,000	USD	81,359,309	Standard Chartered Bank	12/18/19	(598,171)
EUR	50,840,000	USD	56,463,158	Toronto Dominion Bank	12/18/19	(712,126)
EUR	2,120,000	USD	2,356,085	UBS AG	12/18/19	(31,298)
GBP	77,978	EUR	88,097	BNP Paribas SA	12/18/19	(417)
GBP	4,533,166	EUR	5,121,903	Goldman Sachs International	12/18/19	(24,787)
GBP	8,990,000	USD	11,130,991	JPMorgan Chase Bank NA	12/18/19	(41,389)
IDR	478,520,000,000	USD	33,627,547	JPMorgan Chase Bank NA	12/18/19	(213,452)
JPY	27,829,483,169	USD	259,325,299	Citibank NA	12/18/19	(446,013)
JPY	4,299,032,400	USD	40,000,000	HSBC Bank plc	12/18/19	(8,943)
JPY	313,825,998	USD	2,929,695	UBS AG	12/18/19	(10,379)
KRW	24,690,000,000	USD	20,760,809	BNP Paribas SA	12/18/19	(125,944)
MXN	1,812,565,195	USD	92,220,000	Goldman Sachs International	12/18/19	(1,509,240)
NOK	49,844,307	USD	5,591,217	BNP Paribas SA	12/18/19	(105,510)
NZD	8,810,667	USD	5,589,778	BNP Paribas SA	12/18/19	(62,670)
NZD	61,100,000	USD	38,859,661	Deutsche Bank AG	12/18/19	(530,404)
NZD	76,611,000	USD	48,261,704	JPMorgan Chase Bank NA	12/18/19	(202,086)
RUB	878,257,501	USD	13,435,000	BNP Paribas SA	12/18/19	(36,720)
RUB	625,957,675	USD	9,695,000	Deutsche Bank AG	12/18/19	(145,687)
RUB	534,300,000	USD	8,250,463	JPMorgan Chase Bank NA	12/18/19	(99,436)
RUB	245,571,511	USD	3,778,000	Morgan Stanley & Co. International plc	12/18/19	(31,678)
SEK	422,386,099	NOK	393,950,000	JPMorgan Chase Bank NA	12/18/19	(216,568)
SEK	38,632,973	USD	4,005,310	BNP Paribas SA	12/18/19	(59,539)
SEK	14,950,265	USD	1,543,992	Natwest Markets plc	12/18/19	(17,050)
USD	5,591,281	CAD	7,407,911	BNP Paribas SA	12/18/19	(7,612)
USD	7,458,000	CAD	9,870,885	JPMorgan Chase Bank NA	12/18/19	(2,406)
USD	22,375,000	CAD	29,621,815	Morgan Stanley & Co. International plc	12/18/19	(13,143)
USD	7,458,000	CNY	53,390,741	Morgan Stanley & Co. International plc	12/18/19	(4,523)
USD	3,341,234	IDR	47,871,113,340	BNP Paribas SA	12/18/19	(1,510)
USD	118,462,458	INR	8,575,876,649	Bank of America NA	12/18/19	(1,745,734)
USD	118,773,208	INR	8,593,010,000	BNP Paribas SA	12/18/19	(1,675,142)
USD	70,781,352	INR	5,116,430,000	Goldman Sachs International	12/18/19	(935,724)
USD	130,720,106	INR	9,407,709,440	HSBC Bank plc	12/18/19	(1,147,899)
USD	47,652,258	INR	3,461,460,000	UBS AG	12/18/19	(867,079)
USD	152,657,740	JPY	16,414,903,815	BNP Paribas SA	12/18/19	(39,260)
USD	22,805,000	JPY	2,453,117,886	Goldman Sachs International	12/18/19	(14,734)
USD	2,609,000	MXN	52,136,049	Deutsche Bank AG	12/18/19	(175)
USD	83,274,224	RUB	5,518,333,000	HSBC Bank plc	12/18/19	(910,843)
ZAR	818,680,000	JPY	5,920,012,053	BNP Paribas SA	12/18/19	(1,559,915)
ZAR	56,455,000	JPY	407,609,075	JPMorgan Chase Bank NA	12/18/19	(101,742)
ZAR	69,830,000	USD	4,718,160	Bank of America NA	12/18/19	(153,976)
ZAR	231,380,000	USD	15,576,163	Barclays Bank plc	12/18/19	(452,849)
ZAR	65,955,550	USD	4,419,000	UBS AG	12/18/19	(108,055)
JPY	1,602,235,635	USD	15,015,000	Citibank NA	12/19/19	(108,844)
EUR	11,200,000	USD	12,677,627	Natwest Markets plc	01/17/20	(366,320)
USD	6,742,000	ARS	613,522,000	BNP Paribas SA	02/12/20	(803,505)
EUR	90,560,000	USD	111,601,163	JPMorgan Chase Bank NA	02/25/20	(11,793,891)

						(99,245,987)

Net Unrealized Appreciation						$45,599,858

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)

5Y-30Y CMS Index Cap	0.45%	Goldman Sachs International	10/03/19	USD	457,775	$46	$383,615	$(383,569)
5Y-30Y CMS Index Cap	0.35%	Nomura International plc	11/01/19	USD	526,180	39,979	420,944	(380,965)
5Y-30Y CMS Index Cap	0.30%	JPMorgan Chase Bank NA	01/07/20	USD	457,775	272,958	274,665	(1,707)
2Y-10Y CMS Index Cap	0.50%	Citibank NA	03/13/20	USD	2,600,110	199,064	1,001,042	(801,978)
2Y-10Y CMS Index Cap	0.40%	Goldman Sachs International	03/31/20	USD	2,000,000	399,820	1,670,000	(1,270,180)
2Y-10 CMS Index Cap	0.21%	Goldman Sachs International	05/29/20	USD	3,145,483	2,654,945	4,875,499	(2,220,554)

						$3,566,812	$8,625,765	$(5,058,953)

Interest Rate Floors Purchased

Description	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)

5Y-30Y CMS Index Floor	0.40%	Nomura International plc	06/29/20	USD	549,120	$946,842	$589,471	$357,371
5Y-30Y CMS Index Floor	0.35%	Nomura International plc	07/08/20	USD	557,780	799,483	502,002	297,481

						$1,746,325	$1,091,473	$654,852

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
90-day Eurodollar October 2019 Futures	5,371	10/11/19	USD	98.50	USD	1,342,750	$33,569
90-day Eurodollar October 2019 Futures	10,003	10/11/19	USD	99.00	USD	2,500,750	62,519
CBOE Volatility Index	650	10/16/19	USD	23.00	USD	1,056	34,125
Altice Europe NV	1,461	10/18/19	EUR	4.80	EUR	701	25,479
Altice Europe NV	4,381	10/18/19	EUR	4.80	EUR	2,103	76,401
Bank of America Corp.	8,934	10/18/19	USD	28.00	USD	26,060	1,349,034
Citigroup, Inc.	4,987	10/18/19	USD	67.50	USD	34,450	1,368,932
DAX Index	3,341	10/18/19	EUR	12,600.00	EUR	207,611	1,065,145
EURO STOXX 50 Index	2,453	10/18/19	EUR	3,600.00	EUR	87,559	544,087
EURO STOXX 50 Index	6,152	10/18/19	EUR	3,550.00	EUR	219,593	3,158,230
Infineon Technologies AG	1,000	10/18/19	EUR	19.00	EUR	1,651	2,725
Invesco QQQ Trust, Series 1	2,973	10/18/19	USD	192.00	USD	56,133	475,680
Microsoft Corp.	2,838	10/18/19	USD	150.00	USD	39,457	17,028
Mylan NV	1,200	10/18/19	USD	22.50	USD	2,374	10,800
S&P 500 Index	162	10/18/19	USD	3,100.00	USD	48,223	10,530
SPDR S&P 500 ETF Trust	3,596	10/18/19	USD	299.00	USD	106,718	1,046,436
SPDR S&P 500 ETF Trust	4,501	10/18/19	USD	303.00	USD	133,576	456,852
Walt Disney Co. (The)	750	10/18/19	USD	160.00	USD	9,774	2,625
Intel Corp.	1,150	10/25/19	USD	55.00	USD	5,926	55,775
U.S. Treasury 10 Year Note	559	10/25/19	USD	131.00	USD	55,900	227,094
SPDR S&P 500 ETF Trust	24,800	10/28/19	USD	300.00	USD	735,990	7,973,200
QUALCOMM, Inc.	600	11/01/19	USD	83.00	USD	4,577	23,700
iShares China Large-Cap ETF	2,000	11/15/19	USD	43.00	USD	7,960	34,000
S&P 500 Index	93	11/15/19	USD	3,100.00	USD	27,684	75,330
SPDR S&P 500 ETF Trust	2,000	11/15/19	USD	305.00	USD	59,354	486,000
American Airlines Group, Inc.	500	12/20/19	USD	34.00	USD	1,349	8,750
American Airlines Group, Inc.	2,527	12/20/19	USD	35.00	USD	6,815	29,061
DAX Index	499	12/20/19	EUR	13,300.00	EUR	31,008	78,183
DAX Index	5,568	12/20/19	EUR	13,700.00	EUR	345,998	125,928
Delta Air Lines, Inc.	2,005	12/20/19	USD	65.00	USD	11,549	89,223
EURO STOXX 50 Index	350	12/20/19	EUR	3,800.00	EUR	12,493	34,143
EURO STOXX 50 Index	840	12/20/19	EUR	3,750.00	EUR	29,983	157,934
EURO STOXX 50 Index	19,460	12/20/19	EUR	3,850.00	EUR	694,615	912,048
Infineon Technologies AG	2,000	12/20/19	EUR	20.00	EUR	3,302	49,048
iShares MSCI Emerging Markets ETF	2,473	12/20/19	USD	45.00	USD	10,107	33,386
Lions Gate Entertainment Corp.	150	12/20/19	USD	15.00	USD	139	1,500
Lions Gate Entertainment Corp.	300	12/20/19	USD	12.50	USD	278	7,500

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

SPDR S&P 500 ETF Trust	2,999	12/20/19	USD	305.00	USD	89,001	$1,444,019
SPDR S&P 500 ETF Trust	9,200	12/20/19	USD	300.00	USD	273,028	7,070,200
UniCredit SpA	755	12/20/19	EUR	12.00	EUR	4,085	144,421
United Airlines Holdings, Inc.	1,338	12/20/19	USD	100.00	USD	11,829	122,427
iShares Russell 2000 ETF	3,499	12/31/19	USD	162.00	USD	52,954	484,612
SPDR S&P 500 ETF Trust	2,042	12/31/19	USD	315.00	USD	60,600	297,111
90-day Eurodollar October 2020 Futures	4,245	01/10/20	USD	99.00	USD	1,061,250	610,219
Apple, Inc.	1,500	01/17/20	USD	195.00	USD	33,596	4,950,000
Caesars Entertainment Corp.	32,441	01/17/20	USD	12.00	USD	37,826	940,789
Emerson Electric Co.	4,498	01/17/20	USD	65.00	USD	30,074	2,046,590
Lowe’s Cos., Inc.	4,999	01/17/20	USD	100.00	USD	54,969	6,361,228
Microsoft Corp.	1,894	01/17/20	USD	130.00	USD	26,332	2,457,465
Mylan NV	650	01/17/20	USD	25.00	USD	1,286	38,350
QUALCOMM, Inc.	4,498	01/17/20	USD	70.00	USD	34,311	4,081,935
SPDR S&P 500 ETF Trust	4,700	01/17/20	USD	307.00	USD	139,482	2,335,900
SPDR S&P Homebuilders ETF	4,940	01/17/20	USD	46.00	USD	21,598	686,660
Taiwan Semiconductor Manufacturing Co. Ltd.	9,735	01/17/20	USD	46.00	USD	45,248	2,920,500
VanEck Vectors Gold Miners ETF	16,910	01/17/20	USD	30.00	USD	45,167	1,344,345
VanEck Vectors JPMorgan EM Local Currency Bond ETF	26,398	01/17/20	USD	37.00	USD	87,113	197,985
90-day Eurodollar March 2020 Futures	10,237	03/16/20	USD	97.75	USD	2,559,250	15,035,594
DAX Index	372	03/20/20	EUR	13,600.00	EUR	23,116	159,144
DAX Index	998	03/20/20	EUR	14,000.00	EUR	62,016	114,488
EURO STOXX 50 Index	744	03/20/20	EUR	3,800.00	EUR	26,557	285,850
EURO STOXX 50 Index	893	03/20/20	EUR	3,600.00	EUR	31,875	1,112,024
EURO STOXX 50 Index	1,986	03/20/20	EUR	3,900.00	EUR	70,889	336,602
Lions Gate Entertainment Corp.	1,000	03/20/20	USD	15.00	USD	925	30,000
SPDR S&P 500 ETF Trust	7,476	06/30/20	USD	325.00	USD	221,865	2,997,876
Caesars Entertainment Corp.	26,438	01/15/21	USD	12.00	USD	30,827	2,048,945
VanEck Vectors Gold Miners ETF	5,005	01/15/21	USD	30.00	USD	13,368	1,446,445

							82,243,724

Put
Invesco QQQ Trust, Series 1	500	10/04/19	USD	183.00	USD	9,441	10,000
SPDR S&P 500 ETF Trust	5,000	10/07/19	USD	290.00	USD	148,385	207,500
Invesco QQQ Trust, Series 1	500	10/11/19	USD	183.00	USD	9,441	36,250
Invesco QQQ Trust, Series 1	500	10/11/19	USD	186.00	USD	9,441	63,250
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/11/19	USD	87.00	USD	7,409	34,000
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/11/19	USD	86.50	USD	7,409	19,125
iShares Russell 2000 ETF	500	10/11/19	USD	149.00	USD	7,567	49,500
SPDR S&P 500 ETF Trust	500	10/11/19	USD	292.00	USD	14,839	66,250
Casino Guichard Perrachon SA	1,431	10/18/19	EUR	28.00	EUR	6,266	39,773
Consumer Staples Select Sector SPDR Fund	850	10/18/19	USD	60.00	USD	5,199	21,250
EURO STOXX 50 Index	670	10/18/19	EUR	3,500.00	EUR	23,915	169,787
EURO STOXX Bank Index	2,491	10/18/19	EUR	85.00	EUR	10,923	139,147
Intelsat SA	250	10/18/19	USD	15.00	USD	570	3,125
Invesco QQQ Trust, Series 1	500	10/18/19	USD	184.00	USD	9,441	72,250
Invesco Senior Loan ETF	5,100	10/18/19	USD	22.00	USD	11,521	38,250
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/18/19	USD	85.00	USD	7,409	9,350
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/18/19	USD	87.00	USD	7,409	40,800
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/18/19	USD	86.00	USD	7,409	17,000
iShares MSCI Europe Financials ETF	450	10/18/19	USD	15.00	USD	792	4,500
Netflix, Inc.	275	10/18/19	USD	250.00	USD	7,360	215,875
S&P 500 Index	218	10/18/19	USD	2,975.00	USD	64,893	766,270
SPDR S&P 500 ETF Trust	5,000	10/18/19	USD	290.00	USD	148,385	847,500
VanEck Vectors Semiconductor ETF	500	10/25/19	USD	112.00	USD	5,957	60,750
SPDR S&P 500 ETF Trust	5,000	10/30/19	USD	290.00	USD	148,385	1,320,000
Altice Europe NV	1,781	11/15/19	EUR	4.50	EUR	855	40,765
Broadcom, Inc.	250	11/15/19	USD	250.00	USD	6,902	85,000
Cardinal Health, Inc.	850	11/15/19	USD	42.50	USD	4,011	61,625
CommScope Holding Co., Inc.	100	11/15/19	USD	15.00	USD	118	34,000
CommScope Holding Co., Inc.	850	11/15/19	USD	10.00	USD	1,000	40,375
EURO STOXX Bank Index	4,562	11/15/19	EUR	82.50	EUR	20,004	366,711
Netflix, Inc.	150	11/15/19	USD	225.00	USD	4,014	64,875

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Netflix, Inc.	150	11/15/19	USD	230.00	USD	4,014	$77,625
Sprint Corp.	1,100	11/15/19	USD	6.00	USD	679	35,750
U.S. Treasury 10 Year Note	170	11/22/19	USD	128.00	USD	17,000	39,844
90-day Eurodollar December 2019 Futures	5,882	12/13/19	USD	97.50	USD	1,470,500	36,763
Energy Select Sector SPDR Fund	6,318	12/20/19	USD	56.00	USD	37,403	837,135
General Electric Co	1,250	12/20/19	USD	7.00	USD	1,118	18,125
Intelsat SA	1,000	12/20/19	USD	16.00	USD	2,280	145,000
SPDR S&P 500 ETF Trust	400	12/20/19	USD	297.00	USD	11,871	336,200
Teva Pharmaceutical Industries Ltd.	500	12/20/19	USD	6.00	USD	344	26,000
VanEck Vectors Gold Miners ETF	25,026	12/20/19	USD	23.00	USD	66,844	725,754
Caesars Entertainment Corp	1,136	01/17/20	USD	10.00	USD	1,325	9,656
Intelsat SA	150	01/17/20	USD	15.00	USD	342	22,125
Invesco Senior Loan ETF	750	01/17/20	USD	22.00	USD	1,694	15,000
Kellogg Co.	884	01/17/20	USD	57.50	USD	5,689	81,770
Sprint Corp.	1,350	01/17/20	USD	6.00	USD	833	81,675
Sprint Corp.	1,000	03/20/20	USD	6.00	USD	617	91,000
Teva Pharmaceutical Industries Ltd.	1,550	06/19/20	USD	5.00	USD	1,066	120,900

							7,645,175

							$89,888,899

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value

Call
EUR Currency	Up and Out	Bank of America NA	10/15/19	USD	1.11	USD	1.12	EUR	74,574	$5,982
EUR Currency	Down and In	BNP Paribas SA	10/24/19	USD	1.11	USD	1.10	EUR	81,382	125,701
USD Currency	Up and Out	JPMorgan Chase Bank NA	11/06/19	CNH	7.10	CNH	7.30	USD	74,574	361,497
EUR Currency	Up and In	Bank of America NA	11/08/19	EUR	1.17	EUR	1.17	EUR	2,245	6,296
		Goldman Sachs
S&P 500 Index	One Touch	International	12/20/19	USD	2,850.00	USD	2,850.00	USD	81	—
EUR Currency	Up and In	Citibank NA	01/20/20	EUR	1.16	EUR	1.21	EUR	318,065	296,081
GBP Currency	Down and In	Bank of America NA	03/18/20	USD	1.17	USD	1.17	GBP	1,629	942,072
EURO STOXX 50 Index	One Touch	Citibank NA	03/20/20	EUR	105.00	EUR	105.00	EUR	2,391	286,070
EURO STOXX 50 Index	One Touch	Citibank NA	03/20/20	EUR	107.00	EUR	107.00	EUR	2,347	355,278
EURO STOXX 50 Index	One Touch	Citibank NA	03/20/20	EUR	103.00	EUR	103.00	EUR	2,438	225,643
EURO STOXX 50 Index	One Touch	Citibank NA	03/20/20	EUR	103.00	EUR	103.00	EUR	2,438	225,740
EURO STOXX 50 Index	One Touch	Citibank NA	03/20/20	EUR	107.00	EUR	107.00	EUR	2,347	355,184
EURO STOXX 50 Index	One Touch	Citibank NA	03/20/20	EUR	105.00	EUR	105.00	EUR	2,391	285,927

										3,471,471

Put
EUR Currency	Up and In	Bank of America NA	10/22/19	USD	1.10	USD	1.11	EUR	81,382	19,077
EUR Currency	Up and In	BNP Paribas SA	10/24/19	USD	1.10	USD	1.11	EUR	81,382	28,605
AUD Currency	Down and Out	Deutsche Bank AG	10/29/19	USD	0.67	USD	0.65	AUD	74,940	52,766
USD Currency	Down and In	Deutsche Bank AG	10/30/19	USD	5.50	USD	5.50	USD	2,049	291,397
USD Currency	Up and In	Deutsche Bank AG	11/07/19	BRL	3.90	BRL	4.10	USD	88,297	98,839
USD Currency	Down and Out	Deutsche Bank AG	11/19/19	BRL	3.98	BRL	3.85	USD	74,574	76,679
USD Currency	One Touch	Bank of America NA	11/21/19	USD	3.45	USD	3.45	USD	1,000	653
USD Currency	One Touch	Bank of America NA	11/21/19	USD	3.45	USD	3.45	USD	2,238	1,462
EUR Currency	Down and In	Bank of America NA	11/27/19	USD	1.09	USD	1.09	EUR	2,620	1,130,583
USD Currency	One Touch	Bank of America NA	11/27/19	USD	0.97	USD	0.97	USD	1,492	206,712
USD Currency	Up and In	Deutsche Bank AG	12/12/19	JPY	106.00	JPY	108.00	USD	40,684	284,000
USD Currency	Up and In	Bank of America NA	12/13/19	JPY	106.50	JPY	108.50	USD	40,684	215,506
EUR Currency	Up and In	BNP Paribas SA	12/20/19	USD	1.11	USD	1.16	EUR	101,700	4,028
		Goldman Sachs
EUR Currency	Up and In	International	01/22/20	GBP	0.88	GBP	0.91	EUR	150,050	2,929,832
EUR Currency	One Touch	BNP Paribas SA	01/27/20	EUR	1.05	EUR	1.05	EUR	2,238	184,085
EUR Currency	One Touch	BNP Paribas SA	01/27/20	EUR	1.05	EUR	1.05	EUR	2,238	184,085
USD Currency	Down and In	Citibank NA	02/11/20	ZAR	13.50	ZAR	13.50	USD	3,728	195,461
USD Currency	Down and In	Bank of America NA	02/12/20	USD	14.00	USD	14.00	USD	2,983	434,650

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Purchased (continued)

Description	Type of Option	Counterparty	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value

USD Currency	Down and In	BNP Paribas SA	02/12/20	USD	14.00	USD	14.00	USD	4,240	$527,889
USD Currency	Down and In	Bank of America NA	02/25/20	TRY	5.05	TRY	5.05	USD	6,000	686,505
USD Currency	Down and In	HSBC Bank plc	03/11/20	USD	99.00	USD	99.00	USD	1,667	102,371
USD Currency	Down and In	HSBC Bank plc	03/11/20	USD	99.00	USD	99.00	USD	2,485	152,655
USD Currency	Down and In	HSBC Bank plc	03/11/20	USD	99.00	USD	99.00	USD	7,994	491,011
USD Currency	Down and In	Goldman Sachs International	03/16/20	USD	100.00	USD	100.00	USD	6,759	544,545

										8,843,396

										$12,314,867

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value

Call
USD Currency	HSBC Bank plc	—	10/03/19	BRL	4.35	USD	37,286	$236
USD Currency	Morgan Stanley & Co. International plc	—	10/03/19	BRL	4.25	USD	18,643	7,252
USD Currency	BNP Paribas SA	—	10/09/19	CAD	1.35	USD	18,642	892
AUD Currency	Bank of America NA	—	10/11/19	USD	0.72	AUD	55,931	4
AUD Currency	Citibank NA	—	10/11/19	USD	0.69	AUD	55,930	13,332
AUD Currency	JPMorgan Chase Bank NA	—	10/11/19	USD	0.73	AUD	44,744	3
AUD Currency	Morgan Stanley & Co. International plc	—	10/11/19	USD	0.70	AUD	55,930	248
EUR Currency	Bank of America NA	—	10/11/19	AUD	1.66	EUR	37,285	10,597
EUR Currency	Bank of America NA	—	10/11/19	AUD	1.64	EUR	37,286	39,773
EUR Currency	BNP Paribas SA	—	10/11/19	USD	1.14	EUR	18,084	2
EUR Currency	Morgan Stanley & Co. International plc	—	10/11/19	AUD	1.63	EUR	33,557	105,826
USD Currency	BNP Paribas SA	—	10/11/19	BRL	4.07	USD	60,772	1,522,357
EUR Currency	HSBC Bank plc	—	10/15/19	USD	1.12	EUR	26,100	1,840
EUR Currency	UBS AG	—	10/15/19	JPY	120.00	EUR	74,574	31,466
USD Currency	Morgan Stanley & Co. International plc	—	10/18/19	JPY	110.00	USD	149,910	36,574
EUR Currency	Bank of America NA	—	10/22/19	USD	1.11	EUR	81,382	87,447
EUR Currency	Morgan Stanley & Co. International plc	—	10/23/19	CHF	1.13	EUR	236,433	7,439
USD Currency	Bank of America NA	—	10/24/19	BRL	4.22	USD	37,287	337,341
USD Currency	JPMorgan Chase Bank NA	—	10/24/19	BRL	4.30	USD	14,992	64,953
USD Currency	HSBC Bank plc	—	10/25/19	HKD	7.85	USD	112,270	65,790
USD Currency	HSBC Bank plc	—	10/28/19	CNH	7.12	USD	81,401	729,657
AUD Currency	Bank of America NA	—	11/05/19	CHF	0.71	AUD	111,859	8,969
USD Currency	Citibank NA	—	11/05/19	JPY	110.00	USD	124,574	148,795
USD Currency	JPMorgan Chase Bank NA	—	11/06/19	CNH	7.15	USD	18,643	148,380
EUR Currency	Bank of America NA	—	11/08/19	USD	1.14	EUR	8,400	2,990
EUR Currency	HSBC Bank plc	—	11/08/19	USD	1.17	EUR	112,290	701
USD Currency	Citibank NA	—	11/13/19	JPY	103.00	USD	97,200	4,347,372
USD Currency	Morgan Stanley & Co. International plc	—	11/14/19	TWD	30.75	USD	40,740	411,749
SPDR S&P 500 ETF Trust	Goldman Sachs International	19,931,501	11/15/19	USD	325.00	USD	5,915,072	896,718
USD Currency	Morgan Stanley & Co. International plc	—	11/22/19	MXN	20.00	USD	74,574	951,692
USD Currency	Deutsche Bank AG	—	12/11/19	JPY	111.00	USD	149,146	185,708
EUR Currency	Bank of America NA	—	12/23/19	MXN	22.00	EUR	63,800	1,245,396
USD Currency	Bank of America NA	—	02/14/20	JPY	109.50	USD	70,844	436,855
AUD Currency	Citibank NA	—	02/24/20	USD	0.70	AUD	89,486	509,778
GBP Currency	Bank of America NA	—	04/15/20	MXN	20.75	USD	80,435	1,961,419

								14,319,551

Put
USD Currency	Morgan Stanley & Co. International plc	—	10/03/19	BRL	4.07	USD	2,238	256
USD Currency	Citibank NA	—	10/04/19	ZAR	14.75	USD	18,962	1,659
USD Currency	Morgan Stanley & Co. International plc	—	10/04/19	ZAR	14.40	USD	19,912	5
USD Currency	Deutsche Bank AG	—	10/07/19	BRL	3.93	USD	38,037	142
USD Currency	BNP Paribas SA	—	10/09/19	CHF	0.97	USD	93,216	575
USD Currency	Morgan Stanley & Co. International plc	—	10/09/19	CHF	0.98	USD	67,116	6,100
AUD Currency	HSBC Bank plc	—	10/11/19	USD	0.68	AUD	67,116	427,720
AUD Currency	JPMorgan Chase Bank NA	—	10/11/19	USD	0.69	AUD	59,660	900,700

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

EUR Currency	Bank of America NA	—	10/11/19	AUD	1.60	EUR	37,287	$43,450
EUR Currency	JPMorgan Chase Bank NA	—	10/11/19	AUD	1.61	EUR	18,643	55,814
EUR Currency	Morgan Stanley & Co. International plc	—	10/11/19	AUD	1.61	EUR	37,286	104,928
EUR Currency	UBS AG	—	10/11/19	USD	1.12	EUR	36,167	831,014
EUR Currency	UBS AG	—	10/15/19	JPY	118.00	EUR	67,116	431,979
USD Currency	Deutsche Bank AG	—	10/18/19	RUB	66.25	USD	30,450	637,565
EUR Currency	Citibank NA	—	10/24/19	USD	1.10	EUR	61,265	775,516
USD Currency	Bank of America NA	—	10/24/19	BRL	4.11	USD	37,287	247,013
USD Currency	Bank of America NA	—	10/25/19	CAD	1.30	USD	37,285	23,311
USD Currency	HSBC Bank plc	—	10/25/19	CAD	1.30	USD	37,285	23,311
USD Currency	BNP Paribas SA	—	10/29/19	BRL	4.08	USD	20,317	115,004
USD Currency	Morgan Stanley & Co. International plc	—	10/29/19	BRL	4.08	USD	20,317	114,480
EUR Currency	BNP Paribas SA	—	10/30/19	USD	1.10	EUR	61,480	711,772
USD Currency	Bank of America NA	—	10/30/19	MXN	20.15	USD	30,500	663,829
USD Currency	HSBC Bank plc	—	10/30/19	MXN	20.00	USD	50,811	826,284
USD Currency	Morgan Stanley & Co. International plc	—	10/30/19	MXN	19.50	USD	81,298	321,721
USD Currency	BNP Paribas SA	—	11/04/19	BRL	4.12	USD	20,365	203,619
USD Currency	Bank of America NA	—	11/05/19	ZAR	14.20	USD	55,804	55,871
USD Currency	Bank of America NA	—	11/07/19	BRL	3.80	USD	74,574	12,135
USD Currency	HSBC Bank plc	—	11/07/19	BRL	3.70	USD	37,460	910
EUR Currency	Natwest Markets plc	—	11/08/19	USD	1.11	EUR	16,700	307,620
USD Currency	HSBC Bank plc	—	11/14/19	BRL	4.08	USD	40,778	330,666
USD Currency	Bank of America NA	—	11/18/19	INR	71.50	USD	30,655	409,890
USD Currency	Bank of America NA	—	11/18/19	RUB	64.50	USD	30,655	239,105
USD Currency	Bank of America NA	—	11/19/19	BRL	3.92	USD	37,286	61,199
USD Currency	Deutsche Bank AG	—	11/19/19	BRL	3.80	USD	37,286	14,192
USD Currency	Deutsche Bank AG	—	11/20/19	RUB	65.00	USD	18,760	213,651
USD Currency	Deutsche Bank AG	—	11/20/19	RUB	62.00	USD	111,859	86,293
USD Currency	Deutsche Bank AG	—	11/22/19	MXN	19.20	USD	18,643	46,775
USD Currency	JPMorgan Chase Bank NA	—	11/22/19	BRL	3.40	USD	65,518	9
USD Currency	JPMorgan Chase Bank NA	—	11/22/19	BRL	3.65	USD	157,233	5,876
EUR Currency	BNP Paribas SA	—	11/27/19	USD	1.09	EUR	75,010	570,783
EUR Currency	BNP Paribas SA	—	11/27/19	USD	1.11	EUR	133,090	2,511,043
USD Currency	Morgan Stanley & Co. International plc	—	11/27/19	CHF	0.95	USD	44,744	39,860
SoftBank Group Corp.	Goldman Sachs International	64,600	12/12/19	JPY	4,000.00	JPY	275,626	132,934
USD Currency	BNP Paribas SA	—	12/17/19	JPY	106.00	USD	739,009	5,470,721
USD Currency	Deutsche Bank AG	—	12/19/19	RUB	61.00	USD	111,859	67,921
EUR Currency	Bank of America NA	—	12/20/19	GBP	0.87	EUR	246,493	3,084,103
EUR Currency	Citibank NA	—	12/20/19	USD	1.09	EUR	327,250	2,760,002
USD Currency	Deutsche Bank AG	—	12/20/19	JPY	105.00	USD	75,055	426,686
EUR Currency	Bank of America NA	—	12/23/19	MXN	21.00	EUR	37,530	146,478
EUR Currency	BNP Paribas SA	—	12/27/19	USD	1.08	EUR	32,454	181,384
EUR Currency	Bank of America NA	—	01/20/20	USD	1.11	EUR	318,065	6,130,766
EUR Currency	Bank of America NA	—	01/27/20	USD	1.10	EUR	32,454	381,188
EUR Currency	Morgan Stanley & Co. International plc	—	01/27/20	CAD	1.44	EUR	32,454	324,257
USD Currency	Citibank NA	—	02/11/20	ZAR	13.25	USD	55,931	71,472
USD Currency	Bank of America NA	—	02/26/20	CHF	0.96	USD	149,146	1,050,383
USD Currency	HSBC Bank plc	—	03/11/20	JPY	102.00	USD	745,216	4,619,938
EUR Currency	Morgan Stanley & Co. International plc	—	03/17/20	USD	1.08	EUR	462,046	4,169,504
EUR Currency	BNP Paribas SA	—	03/19/20	USD	1.09	EUR	32,454	318,085
EUR Currency	Bank of America NA	—	04/23/20	USD	1.15	EUR	177,438	9,111,379
EUR Currency	JPMorgan Chase Bank NA	—	04/29/20	USD	1.11	EUR	65,590	1,258,150
EUR Currency	Bank of America NA	—	07/23/20	USD	1.12	EUR	40,502	984,212

								53,063,208

								$67,382,759

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Expiration Date		Exercise Price	Notional Amount (000)(a)		Value

Call
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR.Main.32.V1	Quarterly	JPMorgan Chase Bank NA	11/20/19	EUR	52.50	EUR	85,400	$85,892

Put
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR.Main.32.V2	Quarterly	Citibank NA	10/16/19	EUR	52.50	EUR	91,000	51,480
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.32.V2	Quarterly	Goldman Sachs International	11/20/19	USD	105.50	USD	15,000	74,461
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.32.V2	Quarterly	JPMorgan Chase Bank NA	10/16/19	USD	106.00	USD	10,000	18,593
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Barclays Bank plc	11/20/19	EUR	225.00	EUR	21,360	273,821
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Barclays Bank plc	11/20/19	EUR	237.50	EUR	42,700	424,946

											843,301

											$929,193

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.26%	Semi-Annual	Morgan Stanley & Co. International plc	10/23/19	2.26%	USD	498,194	$18,277,477
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.09%	Semi-Annual	Morgan Stanley & Co. International plc	11/27/19	3.09%	USD	616,760	47,675,850
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.41%	Semi-Annual	Citibank NA Goldman Sachs	02/18/20	1.41%	USD	58,100	653,075
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.46%	Semi-Annual	International	02/21/20	1.46%	USD	174,760	2,300,677
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.52%	Semi-Annual	Citibank NA	02/26/20	2.52%	USD	285,390	14,616,845
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.41%	Semi-Annual	JPMorgan Chase Bank NA	02/27/20	1.41%	USD	174,760	2,065,137
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	338,412	8,570,927
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	21,384	541,590
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.09%	Semi-Annual	UBS AG	05/13/20	2.09%	USD	1,225,791	7,393,800
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.50%	Semi-Annual	Barclays Bank plc	06/01/20	1.50%	USD	1,105,710	5,488,026
30-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.60%	Semi-Annual	Barclays Bank plc	06/11/20	1.60%	USD	92,250	4,033,273
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.25%	Semi-Annual	Bank of America NA	08/10/20	1.25%	USD	1,141,940	4,071,404
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.08%	Semi-Annual	Bank of America NA	08/13/20	1.08%	USD	200,553	1,857,890
15-Year Interest Rate Swap	6 month JPY LIBOR	Semi-Annual	0.66%	Semi-Annual	Barclays Bank plc	09/14/20	0.66%	JPY	4,414,000	3,284,508
15-Year Interest Rate Swap	6 month JPY LIBOR	Semi-Annual	0.66%	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66%	JPY	4,414,000	3,284,508
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.20%	Semi-Annual	Barclays Bank plc	09/23/20	1.20%	USD	1,151,760	4,103,180

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

20-Year Interest Rate Swap	6 month JPY LIBOR	Semi-Annual	0.78%	Semi-Annual	JPMorgan Chase Bank NA	04/16/21	0.78%	JPY	3,288,800	$3,360,557
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.65%	Semi-Annual	Barclays Bank plc	08/13/21	1.65%	USD	115,480	4,202,554
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.46%	Semi-Annual	Citibank NA	08/16/21	1.46%	USD	116,190	3,280,307
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.81%	Semi-Annual	Bank of America NA	09/16/21	1.81%	USD	104,090	4,668,234
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.98%	Semi-Annual	Barclays Bank plc	03/07/24	2.98%	USD	104,172	13,082,898
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Barclays Bank plc	03/12/24	2.95%	USD	104,170	12,869,513
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.18%	Semi-Annual	JPMorgan Chase Bank NA	05/02/28	3.18%	USD	68,266	9,221,595
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Citibank NA	06/27/28	3.05%	USD	70,870	8,972,764
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	Nomura International plc	01/10/29	3.04%	USD	31,100	3,907,470
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International plc	01/11/29	3.04%	USD	31,050	3,895,957
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.08%	Semi-Annual	Barclays Bank plc	01/29/29	3.08%	USD	31,350	4,023,936
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.99%	Semi-Annual	JPMorgan Chase Bank NA	04/27/38	2.99%	USD	29,470	3,582,405
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.86%	Semi-Annual	JPMorgan Chase Bank NA	02/22/39	2.86%	USD	27,653	3,181,233

										206,467,590

Put
5-Year Interest Rate Swap	1.56%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.56%	USD	500,828	1,676,200
5-Year Interest Rate Swap	3.09%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	3.09%	USD	616,760	62
5-Year Interest Rate Swap	1.53%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	1.53%	USD	138,804	669,424
5-Year Interest Rate Swap	1.53%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	1.53%	USD	348,625	1,681,345
2-Year Interest Rate Swap	(0.45)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	12/12/19	0.45%	EUR	145,975	134,501
10-Year Interest Rate Swap	0.25%	Annual	6 month EURIBOR	Semi-Annual	Citibank NA	01/09/20	0.25%	EUR	448,944	611,443
30-Year Interest Rate Swap	4.00%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/03/20	4.00%	USD	64,000	682
10-Year Interest Rate Swap	1.41%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/18/20	1.41%	USD	58,100	1,486,007
10-Year Interest Rate Swap	1.46%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/21/20	1.46%	USD	174,760	3,925,291
5-Year Interest Rate Swap	2.52%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/26/20	2.52%	USD	285,390	34,372
10-Year Interest Rate Swap	1.41%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	02/27/20	1.41%	USD	174,760	4,476,453
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	338,412	4,069,259
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	21,384	257,133
10-Year Interest Rate Swap	1.79%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	03/23/20	1.79%	USD	106,935	991,101
1-Year Interest Rate Swap	2.09%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	05/13/20	2.09%	USD	1,225,791	332,373
10-Year Interest Rate Swap	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	07/13/20	2.35%	USD	350,900	1,028,200
10-Year Interest Rate Swap	2.08%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	2.08%	USD	200,553	1,434,524
15-Year Interest Rate Swap	0.66%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	Barclays Bank plc	09/14/20	0.66%	JPY	4,414,000	32,068
15-Year Interest Rate Swap	0.66%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66%	JPY	4,414,000	32,068
20-Year Interest Rate Swap	0.78%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	JPMorgan Chase Bank NA	04/16/21	0.78%	JPY	3,288,800	106,853
30-Year Interest Rate Swap	3.80%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.80%	USD	116,110	194,857
10-Year Interest Rate Swap	1.65%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/13/21	1.65%	USD	115,480	3,667,022
10-Year Interest Rate Swap	1.46%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/16/21	1.46%	USD	116,190	4,752,929
10-Year Interest Rate Swap	1.81%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/16/21	1.81%	USD	104,090	2,733,283
15-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25%	USD	118,060	747,529
30-Year Interest Rate Swap	2.85%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	05/09/22	2.85%	USD	138,240	2,798,584
10-Year Interest Rate Swap	2.25%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/02/22	2.25%	USD	113,060	2,256,133
10-Year Interest Rate Swap	2.25%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/08/22	2.25%	USD	114,250	2,293,325
10-Year Interest Rate Swap	2.98%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/07/24	2.98%	USD	104,172	1,509,264
10-Year Interest Rate Swap	2.95%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/12/24	2.95%	USD	104,170	1,557,311
10-Year Interest Rate Swap	2.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/13/24	2.50%	USD	110,550	2,747,222

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

10-Year Interest Rate Swap	2.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/20/24	2.50%	USD	110,550	$2,757,622
20-Year Interest Rate Swap	3.00%	Annual	6 month EURIBOR	Semi-Annual	UBS AG	01/18/28	3.00%	EUR	71,170	1,079,296
10-Year Interest Rate Swap	3.18%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	05/02/28	3.18%	USD	68,266	1,660,527
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	01/10/29	3.04%	USD	31,100	885,628
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/11/29	3.04%	USD	31,050	886,769
10-Year Interest Rate Swap	3.08%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	01/29/29	3.08%	USD	31,350	871,024
10-Year Interest Rate Swap	2.99%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	04/27/38	2.99%	USD	29,470	1,131,326
10-Year Interest Rate Swap	2.86%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	02/22/39	2.86%	USD	27,653	1,127,173

										58,636,183

										$265,103,773

Interest Rate Caps Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)

5Y-30Y CMS Index Cap	0.55%	Goldman Sachs International	10/03/2019	USD	457,775	$(46)	$(219,000)	$218,954
5Y-30Y CMS Index Cap	0.45%	Nomura International plc	11/01/2019	USD	526,180	(5,556)	(194,687)	189,131
5Y-30Y CMS Index Cap	0.40%	JPMorgan Chase Bank NA	01/07/2020	USD	457,775	(127,857)	(130,466)	2,609
2Y-10 CMS Index Cap	0.71%	Goldman Sachs International	05/29/2020	USD	3,145,483	(154,317)	(1,415,467)	1,261,150

						$(287,776)	$(1,959,620)	$1,671,844

Interest Rate Floors Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation/ (Depreciation)

5Y-30Y CMS Index Floor	0.30%	Nomura International plc	06/29/20	USD	1,098,240	$(1,288,774)	$(724,705)	$(564,069)
5Y-30Y CMS Index Floor	0.25%	Nomura International plc	07/08/20	USD	1,115,560	(1,062,660)	(557,780)	(504,880)

						$(2,351,434)	$(1,282,485)	$(1,068,949)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value

Call
Invesco QQQ Trust, Series 1	3,380	10/04/19	USD	194.00	USD	63,818	$(16,900)
DAX Index	3,341	10/18/19	EUR	12,900.00	EUR	207,611	(87,397)
EURO STOXX 50 Index	6,152	10/18/19	EUR	3,650.00	EUR	219,593	(506,256)
Invesco QQQ Trust, Series 1	1,000	10/18/19	USD	189.00	USD	18,881	(323,500)
iShares Transportation Average ETF	1,000	10/18/19	USD	187.00	USD	18,614	(270,000)
SPDR S&P Regional Banking ETF	3,920	10/18/19	USD	53.50	USD	20,874	(278,320)
SPDR S&P Retail ETF	5,000	10/18/19	USD	42.50	USD	21,070	(430,000)
Intel Corp.	1,150	10/25/19	USD	58.00	USD	5,926	(12,650)
U.S. Treasury 10 Year Note	801	10/25/19	USD	132.50	USD	80,100	(87,609)
U.S. Treasury 10 Year Note	974	10/25/19	USD	132.00	USD	97,400	(167,406)
U.S. Treasury 5 Year Note	601	10/25/19	USD	120.00	USD	60,100	(84,516)
Energy Select Sector SPDR Fund	2,000	11/15/19	USD	60.00	USD	11,840	(281,000)
S&P 500 Index	93	11/15/19	USD	3,200.00	USD	27,684	(9,998)
U.S. Treasury 10 Year Note	556	11/22/19	USD	132.00	USD	55,600	(225,875)
90-day Eurodollar December 2019 Futures	31,690	12/13/19	USD	98.38	USD	7,922,500	(18,419,813)
90-day Eurodollar October 2020 Futures	4,245	01/10/20	USD	99.38	USD	1,061,250	(185,719)
Apple, Inc.	1,500	01/17/20	USD	220.00	USD	33,596	(2,242,500)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Emerson Electric Co.	4,498	01/17/20	USD	75.00	USD	30,074	$(314,860)
Lowe’s Cos., Inc.	4,999	01/17/20	USD	115.00	USD	54,969	(2,012,098)
Microsoft Corp.	1,894	01/17/20	USD	140.00	USD	26,332	(1,283,185)
QUALCOMM, Inc.	4,498	01/17/20	USD	85.00	USD	34,311	(816,387)
SPDR S&P Homebuilders ETF	4,940	01/17/20	USD	48.00	USD	21,598	(427,310)
Taiwan Semiconductor Manufacturing Co. Ltd.	9,735	01/17/20	USD	50.00	USD	45,248	(1,216,875)
90-day Eurodollar March 2020 Futures	10,237	03/16/20	USD	97.88	USD	2,559,250	(12,028,475)

							(41,728,649)

Put
Invesco QQQ Trust, Series 1	500	10/04/19	USD	179.00	USD	9,441	(3,500)
Invesco QQQ Trust, Series 1	3,380	10/04/19	USD	185.00	USD	63,818	(126,750)
U.S. Treasury 10 Year Note	1,747	10/04/19	USD	129.25	USD	174,700	(81,891)
Invesco QQQ Trust, Series 1	500	10/11/19	USD	176.00	USD	9,441	(9,750)
Invesco QQQ Trust, Series 1	500	10/11/19	USD	175.00	USD	9,441	(8,250)
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/11/19	USD	84.00	USD	7,409	(5,950)
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/11/19	USD	85.00	USD	7,409	(4,250)
iShares Russell 2000 ETF	500	10/11/19	USD	140.00	USD	7,567	(4,750)
SPDR S&P 500 ETF Trust	500	10/11/19	USD	282.00	USD	14,839	(17,750)
Alphabet, Inc.	79	10/18/19	USD	1,040.00	USD	9,630	(3,555)
Amazon.com, Inc.	40	10/18/19	USD	1,550.00	USD	6,944	(9,300)
Apple, Inc.	277	10/18/19	USD	175.00	USD	6,204	(2,632)
Consumer Staples Select Sector SPDR Fund	850	10/18/19	USD	56.00	USD	5,199	(19,550)
DAX Index	1,671	10/18/19	EUR	11,700.00	EUR	103,837	(200,799)
EURO STOXX 50 Index	3,745	10/18/19	EUR	3,350.00	EUR	133,676	(251,035)
Intel Corp.	1,971	10/18/19	USD	40.00	USD	10,157	(3,942)
Invesco QQQ Trust, Series 1	500	10/18/19	USD	174.00	USD	9,441	(16,500)
Invesco QQQ Trust, Series 1	6,001	10/18/19	USD	178.00	USD	113,305	(360,060)
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/18/19	USD	84.00	USD	7,409	(5,100)
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	10/18/19	USD	82.00	USD	14,819	(2,550)
Microsoft Corp.	516	10/18/19	USD	120.00	USD	7,174	(6,966)
Netflix, Inc.	275	10/18/19	USD	210.00	USD	7,360	(44,688)
QUALCOMM, Inc.	654	10/18/19	USD	60.00	USD	4,989	(3,924)
S&P 500 Index	218	10/18/19	USD	2,875.00	USD	64,893	(289,940)
SPDR S&P Oil & Gas Exploration & Production ETF	4,968	10/18/19	USD	21.00	USD	11,108	(141,588)
Texas Instruments, Inc	499	10/18/19	USD	105.00	USD	6,449	(3,743)
Western Digital Corp.	855	10/18/19	USD	42.50	USD	5,099	(2,565)
U.S. Treasury 10 Year Note	557	10/25/19	USD	129.00	USD	55,700	(121,844)
U.S. Treasury 2 Year Note	4,041	10/25/19	USD	107.38	USD	808,200	(252,563)
VanEck Vectors Semiconductor ETF	500	10/25/19	USD	105.00	USD	5,957	(20,750)
SPDR S&P 500 ETF Trust	12,500	10/30/19	USD	282.00	USD	370,963	(1,806,250)
Agilent Technologies, Inc.	1,600	11/15/19	USD	70.00	USD	12,261	(124,800)
Broadcom, Inc.	250	11/15/19	USD	220.00	USD	6,902	(20,625)
Cardinal Health, Inc	850	11/15/19	USD	37.50	USD	4,011	(38,250)
EURO STOXX Bank Index	3,005	11/15/19	EUR	75.00	EUR	13,177	(65,506)
FleetCor Technologies, Inc.	300	11/15/19	USD	270.00	USD	8,603	(225,000)
Merck & Co., Inc	1,800	11/15/19	USD	75.00	USD	15,152	(87,300)
Netflix, Inc.	150	11/15/19	USD	190.00	USD	4,014	(16,275)
Netflix, Inc.	150	11/15/19	USD	185.00	USD	4,014	(13,275)
90-day Eurodollar December 2019 Futures	5,882	12/13/19	USD	97.38	USD	1,470,500	(36,763)
90-day Eurodollar December 2019 Futures	9,953	12/16/19	USD	97.88	USD	2,488,250	(870,888)
Amazon.com, Inc.	101	12/20/19	USD	1,630.00	USD	17,533	(458,793)
Apple, Inc.	501	12/20/19	USD	200.00	USD	11,221	(179,108)
Bank of America Corp.	3,200	12/20/19	USD	27.00	USD	9,334	(209,600)
Citigroup, Inc.	1,501	12/20/19	USD	62.50	USD	10,369	(198,132)
Emerson Electric Co.	1,299	12/20/19	USD	60.00	USD	8,685	(129,900)
General Electric Co.	1,250	12/20/19	USD	4.00	USD	1,118	(1,875)
Intelsat SA	1,000	12/20/19	USD	10.00	USD	2,280	(32,500)
JPMorgan Chase & Co.	1,199	12/20/19	USD	105.00	USD	14,111	(157,669)
Microsoft Corp.	800	12/20/19	USD	125.00	USD	11,122	(172,000)
SPDR S&P 500 ETF Trust	2,999	12/20/19	USD	280.00	USD	89,001	(1,253,582)
SPDR S&P 500 ETF Trust	3,004	12/20/19	USD	255.00	USD	89,150	(390,520)
Technology Select Sector SPDR Fund	6,650	12/20/19	USD	72.00	USD	53,552	(621,775)
iShares Russell 2000 ETF	3,499	12/31/19	USD	140.00	USD	52,954	(843,259)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

SPDR S&P 500 ETF Trust	2,002	12/31/19	USD	275.00	USD	59,413	$(748,748)
SPDR S&P 500 ETF Trust	5,000	12/31/19	USD	265.00	USD	148,385	(1,212,500)
Intelsat SA	150	01/17/20	USD	10.00	USD	342	(6,750)
Microsoft Corp.	1,894	01/17/20	USD	105.00	USD	26,332	(108,905)
SPDR S&P 500 ETF Trust	7,476	06/30/20	USD	250.00	USD	221,865	(4,160,394)

							(16,217,377)

							$(57,946,026)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
GBP Currency	Down and In	Bank of America NA	12/18/19	USD	1.17	USD	1.17	GBP	1,629	$(733,377)
EUR Currency	Up and In	Bank of America NA	01/20/20	USD	1.16	USD	1.21	EUR	318,065	(296,080)
		Morgan Stanley & Co.
EUR Currency	Up and In	International plc	01/27/20	CAD	1.53	CAD	1.57	EUR	32,454	(56,340)
EUR Currency	Up and In	Bank of America NA	01/27/20	USD	1.16	USD	1.21	EUR	32,454	(38,245)

										(1,124,042)

Put
EUR Currency	Down and In	UBS AG	10/15/19	JPY	117.00	JPY	116.00	EUR	93,216	(256,753)
EUR Currency	Up and In	BNP Paribas SA	10/22/19	USD	1.10	USD	1.11	EUR	81,382	(19,077)
USD Currency	Down and In	Deutsche Bank AG	12/20/19	JPY	103.00	JPY	100.50	USD	112,580	(292,980)

										(568,810)

										$(1,692,852)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	HSBC Bank plc	—	10/03/19	BRL	4.25	USD	18,643	$(7,252)
USD Currency	Morgan Stanley & Co. International plc	—	10/03/19	BRL	4.35	USD	37,286	(238)
USD Currency	Deutsche Bank AG	—	10/07/19	BRL	4.20	USD	19,021	(78,638)
USD Currency	Royal Bank of Canada	—	10/09/19	CAD	1.35	USD	18,642	(854)
AUD Currency	Bank of America NA	—	10/11/19	USD	0.73	AUD	44,744	(3)
AUD Currency	Morgan Stanley & Co. International plc	—	10/11/19	USD	0.69	AUD	55,930	(6,522)
EUR Currency	Bank of America NA	—	10/11/19	AUD	1.63	EUR	70,842	(230,216)
EUR Currency	Morgan Stanley & Co. International plc	—	10/11/19	AUD	1.66	EUR	37,285	(10,928)
EUR Currency	Morgan Stanley & Co. International plc	—	10/11/19	AUD	1.64	EUR	37,286	(38,554)
EUR Currency	UBS AG	—	10/11/19	USD	1.14	EUR	18,084	(3)
USD Currency	BNP Paribas SA	—	10/11/19	BRL	4.22	USD	121,544	(472,931)
EUR Currency	Bank of America NA	—	10/15/19	USD	1.12	EUR	26,100	(1,876)
EUR Currency	UBS AG	—	10/15/19	JPY	121.00	EUR	149,146	(12,236)
USD Currency	Bank of America NA	—	10/18/19	JPY	109.00	USD	55,930	(78,871)
USD Currency	Deutsche Bank AG	—	10/18/19	RUB	70.00	USD	15,225	(637)
EUR Currency	BNP Paribas SA	—	10/22/19	USD	1.11	EUR	81,382	(87,453)
EUR Currency	Morgan Stanley & Co. International plc	—	10/23/19	CHF	1.14	EUR	161,859	(230)
USD Currency	Bank of America NA	—	10/24/19	BRL	4.30	USD	74,573	(322,774)
USD Currency	HSBC Bank plc	—	10/28/19	CNH	7.19	USD	81,401	(379,690)
USD Currency	BNP Paribas SA	—	10/29/19	BRL	4.30	USD	10,159	(55,764)
USD Currency	Morgan Stanley & Co. International plc	—	10/29/19	BRL	4.30	USD	10,159	(55,765)
USD Currency	BNP Paribas SA	—	11/04/19	BRL	4.30	USD	10,183	(68,135)
USD Currency	JPMorgan Chase Bank NA	—	11/06/19	CNH	7.10	USD	29,831	(349,607)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	Deutsche Bank AG	—	11/07/19	BRL	4.10	USD	15,778	$(429,095)
EUR Currency	Bank of America NA	—	11/08/19	USD	1.17	EUR	112,290	(775)
EUR Currency	Natwest Markets plc	—	11/08/19	USD	1.14	EUR	8,400	(2,989)
USD Currency	Citibank NA	—	11/13/19	JPY	98.00	USD	97,200	(8,748,445)
USD Currency	Bank of America NA	—	11/14/19	JPY	109.00	USD	26,098	(101,438)
SPDR S&P 500 ETF Trust	Goldman Sachs International	19,931,501	11/15/19	USD	330.00	USD	5,915,072	(498,088)
USD Currency	Bank of America NA	—	11/18/19	RUB	66.00	USD	15,327	(151,746)
AUD Currency	Citibank NA	—	11/22/19	USD	0.70	AUD	74,574	(78,325)
AUD Currency	Citibank NA	—	11/22/19	USD	0.69	AUD	55,929	(125,260)
USD Currency	JPMorgan Chase Bank NA	—	11/22/19	BRL	3.95	USD	49,136	(2,835,739)
USD Currency	Morgan Stanley & Co. International plc	—	11/22/19	MXN	20.50	USD	111,859	(678,991)
EUR Currency	Bank of America NA	—	12/23/19	MXN	22.50	EUR	112,580	(1,313,565)
EUR Currency	BNP Paribas SA	—	12/27/19	USD	1.12	EUR	32,454	(145,584)
EUR Currency	Morgan Stanley & Co. International plc	—	03/17/20	USD	1.15	EUR	462,046	(1,761,159)
EUR Currency	BNP Paribas SA	—	03/19/20	USD	1.16	EUR	32,454	(107,954)
USD Currency	Morgan Stanley & Co. International plc	—	04/15/20	MXN	20.75	USD	80,435	(1,961,419)

								(21,199,749)

Put
USD Currency	HSBC Bank plc	—	10/03/19	BRL	4.07	USD	2,238	(258)
USD Currency	Morgan Stanley & Co. International plc	—	10/03/19	BRL	4.00	USD	74,573	(161)
USD Currency	Citibank NA	—	10/04/19	ZAR	14.40	USD	28,446	(7)
USD Currency	Deutsche Bank AG	—	10/07/19	BRL	3.80	USD	38,037	(4)
USD Currency	BNP Paribas SA	—	10/09/19	CHF	0.98	USD	18,643	(1,623)
USD Currency	Morgan Stanley & Co. International plc	—	10/09/19	CHF	0.97	USD	130,503	(855)
AUD Currency	Bank of America NA	—	10/11/19	USD	0.69	AUD	2,238	(34,009)
AUD Currency	HSBC Bank plc	—	10/11/19	USD	0.69	AUD	57,422	(872,590)
AUD Currency	JPMorgan Chase Bank NA	—	10/11/19	USD	0.68	AUD	111,859	(704,587)
EUR Currency	Bank of America NA	—	10/11/19	AUD	1.61	EUR	37,286	(103,919)
EUR Currency	Morgan Stanley & Co. International plc	—	10/11/19	AUD	1.60	EUR	37,287	(44,144)
EUR Currency	Morgan Stanley & Co. International plc	—	10/11/19	AUD	1.63	EUR	37,285	(301,599)
EUR Currency	UBS AG	—	10/11/19	USD	1.10	EUR	27,125	(151,234)
USD Currency	BNP Paribas SA	—	10/11/19	BRL	3.95	USD	60,772	(1,704)
EUR Currency	Citibank NA	—	10/24/19	USD	1.09	EUR	61,265	(384,820)
USD Currency	Bank of America NA	—	10/24/19	BRL	4.05	USD	74,573	(223,562)
USD Currency	BNP Paribas SA	—	10/29/19	BRL	3.92	USD	20,317	(11,759)
USD Currency	Morgan Stanley & Co. International plc	—	10/29/19	BRL	3.92	USD	20,317	(11,686)
EUR Currency	BNP Paribas SA	—	10/30/19	USD	1.09	EUR	61,480	(376,107)
USD Currency	Bank of America NA	—	10/30/19	MXN	19.65	USD	45,750	(296,414)
USD Currency	Deutsche Bank AG	—	10/30/19	TRY	5.50	USD	29,831	(85,179)
USD Currency	HSBC Bank plc	—	10/30/19	MXN	19.50	USD	81,298	(319,140)
USD Currency	BNP Paribas SA	—	11/04/19	BRL	4.00	USD	30,548	(80,966)
USD Currency	Bank of America NA	—	11/05/19	ZAR	13.90	USD	74,208	(22,084)
USD Currency	Bank of America NA	—	11/07/19	BRL	3.70	USD	93,216	(2,274)
EUR Currency	HSBC Bank plc	—	11/08/19	USD	1.11	EUR	16,700	(307,623)
USD Currency	Bank of America NA	—	11/14/19	JPY	105.00	USD	18,645	(51,657)
USD Currency	HSBC Bank plc	—	11/14/19	BRL	3.99	USD	61,167	(198,987)
USD Currency	Citibank NA	—	11/15/19	ZAR	14.25	USD	67,116	(126,862)
USD Currency	Bank of America NA	—	11/18/19	RUB	62.90	USD	45,982	(85,419)
USD Currency	Bank of America NA	—	11/18/19	INR	70.50	USD	45,982	(269,015)
USD Currency	Deutsche Bank AG	—	11/19/19	BRL	3.92	USD	37,286	(61,333)
USD Currency	Bank of America NA	—	11/20/19	RUB	65.00	USD	18,760	(213,695)
USD Currency	Deutsche Bank AG	—	11/20/19	RUB	64.00	USD	55,929	(298,551)
AUD Currency	Citibank NA	—	11/22/19	USD	0.67	AUD	55,930	(280,181)
USD Currency	JPMorgan Chase Bank NA	—	11/22/19	BRL	3.50	USD	196,544	(348)
USD Currency	Morgan Stanley & Co. International plc	—	11/22/19	MXN	19.20	USD	37,286	(93,912)
EUR Currency	Citibank NA	—	11/27/19	USD	1.09	EUR	75,010	(564,777)
EUR Currency	HSBC Bank plc	—	11/27/19	USD	1.09	EUR	75,100	(577,515)
EUR Currency	Natwest Markets plc	—	11/27/19	USD	1.11	EUR	133,090	(2,510,995)
USD Currency	Bank of America NA	—	11/27/19	CHF	0.98	USD	223,720	(1,054,943)
USD Currency	Bank of America NA	—	12/12/19	JPY	106.00	USD	40,684	(284,000)
USD Currency	BNP Paribas SA	—	12/17/19	JPY	102.00	USD	739,009	(1,506,522)
EUR Currency	Citibank NA	—	01/20/20	USD	1.11	EUR	318,065	(6,172,208)
EUR Currency	Bank of America NA	—	01/22/20	GBP	0.84	EUR	388,680	(2,096,391)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	HSBC Bank plc	—	03/11/20	JPY	99.00	USD	1,028,548	$(3,280,287)
USD Currency	Goldman Sachs International	—	03/16/20	JPY	102.00	USD	75,055	(484,879)

								(24,550,785)

								$(45,750,534)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating (a)	Exercise Price		Notional Amount (000) (b)		Value

Put
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.32.V2	Quarterly	5.00%	Quarterly	JPMorgan Chase Bank NA	10/16/19	NR	USD	104.00	USD	10,000	$(5,528)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	11/20/19	NR	EUR	275.00	EUR	21,360	(92,369)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	11/20/19	NR	EUR	287.50	EUR	42,700	(144,106)

												$(242,003)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.34%	Semi-Annual	Morgan Stanley & Co. International plc	10/23/19	2.34%	USD	498,194	$(35,825,091)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.30%	Semi-Annual	Morgan Stanley & Co. International plc	11/01/19	2.30%	USD	75,100	(5,126,725)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.30%	Semi-Annual	Deutsche Bank AG	11/07/19	3.30%	USD	374,620	(12,550,205)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.41%	Semi-Annual	Citibank NA	11/15/19	1.41%	USD	58,100	(295,857)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.46%	Semi-Annual	Goldman Sachs International	11/21/19	1.46%	USD	174,760	(1,248,734)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.42%	Semi-Annual	JPMorgan Chase Bank NA	11/27/19	1.42%	USD	174,760	(1,109,702)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.90%	Semi-Annual	Barclays Bank plc	12/10/19	1.90%	USD	82,960	(2,801,643)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.40%	Semi-Annual	Goldman Sachs International	12/27/19	1.40%	USD	250,639	(1,409,945)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.66%	Semi-Annual	JPMorgan Chase Bank NA	12/27/19	1.66%	USD	89,813	(1,680,042)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	JPMorgan Chase Bank NA	12/27/19	1.70%	USD	52,917	(1,109,992)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.69%	Semi-Annual	Citibank NA	12/30/19	1.69%	USD	129,557	(2,663,257)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	UBS AG	02/21/20	2.35%	USD	317,300	(5,359,727)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.46%	Semi-Annual	Citibank NA	02/26/20	2.46%	USD	689,480	(13,182,775)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.88%	Semi-Annual	Deutsche Bank AG	04/14/20	2.88%	USD	522,660	(14,547,839)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.94%	Semi-Annual	Bank of America NA	04/17/20	2.94%	USD	517,360	(15,024,729)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.90%	Semi-Annual	Goldman Sachs International	04/27/20	1.90%	USD	845,752	(8,210,315)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.00%	Semi-Annual	Barclays Bank plc	06/01/20	1.00%	USD	2,211,420	(3,661,824)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.76%	Semi-Annual	Nomura International plc	06/10/20	1.76%	USD	1,357,880	(5,032,195)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.20%	Semi-Annual	Barclays Bank plc	06/11/20	2.20%	USD	147,110	(9,320,139)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.01%	Semi-Annual	Morgan Stanley & Co. International plc	07/06/20	2.01%	USD	73,220	(3,574,421)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.33%	Semi-Annual	JPMorgan Chase Bank NA	08/05/20	1.33%	USD	113,240	(215,174)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

2-Year Interest Rate Swap	3 month LIBOR	Quarterly	0.75%	Semi-Annual	Bank of America NA	08/10/20	0.75%	USD	2,283,870	$(2,862,557)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	0.88%	Semi-Annual	Bank of America NA	08/13/20	0.88%	USD	1,002,767	(1,681,259)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.61%	Semi-Annual	Barclays Bank plc	08/13/20	1.61%	USD	115,480	(2,997,783)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.20%	Semi-Annual	JPMorgan Chase Bank NA	08/17/20	1.20%	USD	145,410	(1,738,391)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.42%	Semi-Annual	Citibank NA	08/17/20	1.42%	USD	116,190	(2,147,847)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.25%	Semi-Annual	Bank of America NA	08/19/20	1.25%	USD	145,680	(1,934,169)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.61%	Semi-Annual	Bank of America NA	09/14/20	1.61%	USD	72,110	(1,967,359)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.76%	Semi-Annual	Bank of America NA	09/16/20	1.76%	USD	144,560	(5,056,511)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	0.70%	Semi-Annual	Barclays Bank plc	09/23/20	0.70%	USD	2,303,530	(2,985,513)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Deutsche Bank AG	11/30/20	3.05%	USD	320,220	(10,202,802)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.79%	Semi-Annual	Barclays Bank plc	03/08/21	2.79%	USD	156,257	(17,745,825)
5-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	(0.14)%	Annual	Barclays Bank plc	09/12/22	0.14%	EUR	72,988	(1,168,395)
5-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	(0.04)%	Annual	Barclays Bank plc	09/13/22	0.04%	EUR	72,990	(1,410,288)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Barclays Bank plc	03/12/29	3.05%	USD	83,640	(10,557,245)

										(208,406,275)

Put
2-Year Interest Rate Swap	2.55%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	10/10/19	2.55%	USD	209,280	—
2-Year Interest Rate Swap	2.55%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	10/11/19	2.55%	USD	209,280	—
10-Year Interest Rate Swap	2.80%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/01/19	2.80%	USD	75,100	(8)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	11/04/19	2.70%	USD	314,860	—
5-Year Interest Rate Swap	1.66%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.66%	USD	500,828	(859,410)
5-Year Interest Rate Swap	1.76%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.76%	USD	500,828	(389,834)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	11/06/19	2.70%	USD	1,040,000	—
2-Year Interest Rate Swap	3.30%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	11/07/19	3.30%	USD	374,620	—
10-Year Interest Rate Swap	2.55%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	11/08/19	2.55%	USD	127,660	(429)
10-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	11/13/19	2.75%	USD	407,390	(615)
10-Year Interest Rate Swap	1.41%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/15/19	1.41%	USD	58,100	(1,147,385)
10-Year Interest Rate Swap	1.46%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	11/21/19	1.46%	USD	174,760	(2,937,415)
10-Year Interest Rate Swap	1.42%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	11/27/19	1.42%	USD	174,760	(3,547,756)
10-Year Interest Rate Swap	2.40%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	12/10/19	2.40%	USD	82,960	(11,103)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	12/16/19	2.70%	USD	214,390	(193)
2-Year Interest Rate Swap	2.80%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	01/03/20	2.80%	USD	273,870	(156)
10-Year Interest Rate Swap	0.50%	Annual	6 month EURIBOR	Semi-Annual	Citibank NA	01/09/20	0.50%	EUR	448,944	(138,176)
2-Year Interest Rate Swap	2.85%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/21/20	2.85%	USD	527,700	(1,108)
2-Year Interest Rate Swap	0.20%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	01/23/20	0.20%	EUR	317,240	(470)
2-Year Interest Rate Swap	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	3.15%	USD	1,033,250	(672)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/07/20	3.20%	USD	313,730	(182)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/14/20	3.35%	USD	316,460	(111)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/21/20	3.35%	USD	317,300	(133)
2-Year Interest Rate Swap	2.46%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/26/20	2.46%	USD	689,480	(28,393)
2-Year Interest Rate Swap	1.71%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	03/23/20	1.71%	USD	509,214	(884,143)
1-Year Interest Rate Swap	2.32%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/06/20	2.32%	USD	1,361,990	(89,251)
1-Year Interest Rate Swap	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/06/20	2.35%	USD	1,361,990	(75,195)
2-Year Interest Rate Swap	2.88%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/14/20	2.88%	USD	522,660	(5,483)
2-Year Interest Rate Swap	2.94%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/17/20	2.94%	USD	517,360	(4,263)
2-Year Interest Rate Swap	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/05/20	3.15%	USD	281,000	(1,433)
2-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/29/20	2.90%	USD	283,190	(6,233)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/29/20	3.35%	USD	398,160	(1,521)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

2-Year Interest Rate Swap	3.45%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/08/20	3.45%	USD	397,210	$(1,279)
1-Year Interest Rate Swap	1.76%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	06/10/20	1.76%	USD	1,357,880	(1,408,801)
10-Year Interest Rate Swap	2.20%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/11/20	2.20%	USD	147,110	(560,165)
30-Year Interest Rate Swap	2.85%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/11/20	2.85%	USD	110,700	(240,972)
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	06/15/20	2.30%	USD	110,550	(319,993)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/15/20	3.35%	USD	254,300	(1,333)
10-Year Interest Rate Swap	2.01%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	07/06/20	2.01%	USD	73,220	(554,179)
10-Year Interest Rate Swap	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	07/10/20	2.35%	USD	79,730	(229,972)
10-Year Interest Rate Swap	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	07/10/20	2.35%	USD	79,730	(229,972)
10-Year Interest Rate Swap	1.95%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	07/13/20	1.95%	USD	116,970	(1,059,464)
5-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/27/20	0.00%	EUR	209,020	(246,396)
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	07/27/20	2.30%	USD	112,460	(408,179)
10-Year Interest Rate Swap	2.00%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/03/20	2.00%	USD	61,190	(521,315)
1-Year Interest Rate Swap	1.33%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/05/20	1.33%	USD	113,240	(360,403)
10-Year Interest Rate Swap	1.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/07/20	1.75%	USD	54,050	(861,371)
10-Year Interest Rate Swap	1.61%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/13/20	1.61%	USD	115,480	(2,553,988)
2-Year Interest Rate Swap	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	1.88%	USD	1,002,767	(1,622,276)
10-Year Interest Rate Swap	1.42%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	1.42%	USD	116,190	(3,686,461)
10-Year Interest Rate Swap	1.60%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/17/20	1.60%	USD	145,410	(3,266,851)
10-Year Interest Rate Swap	1.65%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/19/20	1.65%	USD	145,680	(2,959,524)
2-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/24/20	3.50%	USD	515,320	(4,262)
10-Year Interest Rate Swap	1.61%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/14/20	1.61%	USD	72,110	(1,643,252)
10-Year Interest Rate Swap	1.76%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/16/20	1.76%	USD	144,560	(2,428,849)
2-Year Interest Rate Swap	3.55%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	10/05/20	3.55%	USD	2,495,529	(27,176)
2-Year Interest Rate Swap	3.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	10/13/20	3.75%	USD	2,002,359	(13,196)
2-Year Interest Rate Swap	3.05%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	11/30/20	3.05%	USD	320,220	(29,108)
2-Year Interest Rate Swap	0.60%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	12/14/20	0.60%	EUR	550,420	(6,977)
2-Year Interest Rate Swap	0.55%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	12/21/20	0.55%	EUR	255,670	(4,322)
2-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	12/29/20	3.25%	USD	443,850	(28,562)
2-Year Interest Rate Swap	0.30%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/08/21	0.30%	EUR	381,850	(35,223)
10-Year Interest Rate Swap	2.79%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/08/21	2.79%	USD	156,257	(462,369)
2-Year Interest Rate Swap	0.10%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	03/29/21	0.10%	EUR	528,070	(132,462)
2-Year Interest Rate Swap	0.12%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	04/08/21	0.12%	EUR	822,310	(199,592)
2-Year Interest Rate Swap	0.10%	Annual	6 month EURIBOR	Semi-Annual	Citibank NA	04/12/21	0.10%	EUR	412,820	(111,615)
2-Year Interest Rate Swap	0.16%	Annual	6 month EURIBOR	Semi-Annual	Goldman Sachs International	04/12/21	0.16%	EUR	412,820	(85,968)
2-Year Interest Rate Swap	0.15%	Annual	6 month EURIBOR	Semi-Annual	Morgan Stanley & Co. International plc	04/19/21	0.15%	EUR	410,860	(92,886)
10-Year Interest Rate Swap	2.15%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	04/19/21	2.15%	EUR	131,500	(21,674)
10-Year Interest Rate Swap	2.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	05/04/21	2.00%	EUR	79,200	(19,613)
2-Year Interest Rate Swap	0.11%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	05/17/21	0.11%	EUR	268,637	(83,334)
1-Year Interest Rate Swap	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	05/17/21	2.35%	USD	1,301,800	(706,109)
1-Year Interest Rate Swap	2.15%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	05/27/21	2.15%	USD	1,769,060	(1,519,481)
2-Year Interest Rate Swap	0.08%	Annual	6 month EURIBOR	Semi-Annual	Morgan Stanley & Co. International plc	05/31/21	0.08%	EUR	176,910	(66,482)
1-Year Interest Rate Swap	2.40%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/01/21	2.40%	USD	2,184,400	(1,112,078)
10-Year Interest Rate Swap	3.87%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.87%	USD	245,920	(121,959)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

2-Year Interest Rate Swap	0.05%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/10/21	0.05%	EUR	273,650	$(121,928)
2-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/14/21	0.00%	EUR	120,640	(67,007)
2-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Bank of America NA	06/14/21	0.00%	EUR	123,820	(68,773)
2-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Goldman Sachs International	06/18/21	0.00%	EUR	124,520	(70,408)
2-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Citibank NA	06/21/21	0.00%	EUR	145,350	(83,089)
2-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Nomura International plc	06/25/21	0.00%	EUR	135,350	(78,747)
2-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/01/21	0.00%	EUR	144,450	(86,093)
2-Year Interest Rate Swap	(0.05)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/02/21	0.05%	EUR	141,190	(103,168)
2-Year Interest Rate Swap	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/19/21	0.00%	EUR	147,670	(94,355)
2-Year Interest Rate Swap	(0.15)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	08/09/21	0.15%	EUR	329,880	(403,303)
2-Year Interest Rate Swap	(0.15)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	08/09/21	0.15%	EUR	186,160	(227,595)
2-Year Interest Rate Swap	(0.25)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	09/03/21	0.25%	EUR	598,560	(1,127,602)
5-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25%	USD	295,110	(541,843)
10-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	05/09/22	2.75%	USD	301,430	(2,740,412)
10-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/02/22	2.75%	USD	113,060	(1,172,311)
10-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/02/22	3.25%	USD	113,060	(593,048)
10-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/08/22	2.75%	USD	114,250	(1,194,928)
10-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/08/22	3.25%	USD	114,250	(606,334)
5-Year Interest Rate Swap	(0.14)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	09/12/22	0.14%	EUR	72,988	(1,094,995)
5-Year Interest Rate Swap	(0.04)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	09/13/22	0.04%	EUR	72,990	(915,278)
10-Year Interest Rate Swap	3.00%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/13/24	3.00%	USD	110,550	(1,682,549)
10-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/13/24	3.50%	USD	110,550	(1,019,105)
10-Year Interest Rate Swap	3.00%	Semi-Annual	3 month LIBOR	Quarterly	International plc Morgan Stanley & Co.	06/20/24	3.00%	USD	110,550	(1,690,828)
10-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/20/24	3.50%	USD	110,550	(1,025,271)
10-Year Interest Rate Swap	2.25%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	08/20/24	2.25%	USD	116,580	(3,782,154)
10-Year Interest Rate Swap	3.05%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/12/29	3.05%	USD	83,640	(2,394,934)
										(63,166,572)

										$(271,572,847)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.30.V5	5.00%	Quarterly	06/20/23	USD	76,936	$(5,934,082)	$(4,348,041)	$(1,586,041)
CDX.NA.HY.32.V2	5.00%	Quarterly	06/20/24	USD	46,659	(3,399,076)	(3,270,954)	(128,122)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	64,017	(1,387,540)	(1,465,654)	78,114
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	2,483,955	(50,140,019)	(51,518,819)	1,378,800
ITRAXX.EUR.CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	EUR	331,820	(47,283,566)	(51,393,852)	4,110,286

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

ITRAXX.EUR.Main.32.V1	1.00%	Quarterly	12/20/24	EUR	339,100	$(8,726,509)	$(8,932,805)	$206,296
ITRAXX.FINSR.32.V1	1.00%	Quarterly	12/20/24	EUR	39,910	(814,604)	(851,854)	37,250
ITRAXX.FINSUB.32.V1	1.00%	Quarterly	12/20/24	EUR	32,350	722,737	653,049	69,688

						$(116,962,659)	$(121,128,930)	$4,166,271

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

ITRAXX.FINSR.28.V2	1.00%	Quarterly	12/20/22	NR	EUR	150,831	$3,524,461	$1,529,315	$1,995,146
ITRAXX.FINSR.31.V2	1.00%	Quarterly	06/20/24	A-	EUR	114,181	2,543,237	1,693,652	849,585
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	B	USD	651,224	44,677,047	43,044,451	1,632,596

							$50,744,745	$46,267,418	$4,477,327

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

2.13%	At Termination	1 month USCPI	At Termination	03/13/29	USD	68,830	$(2,684,499)	$—	$(2,684,499)
1.29%	At Termination	1 month HICPXT	At Termination	03/15/29	EUR	27,080	(972,664)	—	(972,664)
1.32%	At Termination	1 month HICPXT	At Termination	03/15/29	EUR	40,980	(1,643,359)	—	(1,643,359)
UK Retail Price Index All
Items Monthly	At Termination	3.49%	At Termination	03/15/29	GBP	21,040	(823,077)	—	(823,077)
UK Retail Price Index All
Items Monthly	At Termination	3.71%	At Termination	08/15/29	GBP	6,750	(19,354)	—	(19,354)
UK Retail Price Index All
Items Monthly	At Termination	3.73%	At Termination	08/15/29	GBP	6,750	(2,727)	—	(2,727)
UK Retail Price Index All
Items Monthly	At Termination	3.75%	At Termination	08/15/29	GBP	6,650	19,187	—	19,187
1.84%	At Termination	1 month USCPI	At Termination	09/13/29	USD	18,400	(184,432)	—	(184,432)

							$(6,310,925)	$—	$(6,310,925)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	3,695,000	$2,093,540	$—	$2,093,540
28 day MXIBTIIE	Monthly	8.51%	Monthly	N/A		11/04/20	MXN	5,600,000	4,524,764	—	4,524,764
3 month LIBOR	Quarterly	1.53%	Semi-Annual	11/22/19	(a)	11/22/20	USD	330,410	(674,367)	—	(674,367)
3 month LIBOR	Quarterly	2.78%	Semi-Annual	N/A		02/16/21	USD	862,615	12,626,864	—	12,626,864
1.56%	Semi-Annual	3 month LIBOR	Quarterly	03/27/20	(a)	03/27/21	USD	625,530	(62,947)	—	(62,947)
1.56%	Semi-Annual	3 month LIBOR	Quarterly	03/30/20	(a)	03/30/21	USD	625,520	(75,388)	—	(75,388)
3 month LIBOR	Quarterly	1.61%	Semi-Annual	10/03/19	(a)	06/15/21	USD	141,484	(126,753)	—	(126,753)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

1.77%	Semi-Annual	3 month LIBOR	Quarterly	06/15/20	(a)	06/15/21	USD	1,106,653	$(3,058,324)	$—	$(3,058,324)
3 month BA	Semi-Annual	1.76%	Semi-Annual	N/A		06/26/21	CAD	128,215	(265,190)	—	(265,190)
3 month BA	Semi-Annual	1.77%	Semi-Annual	N/A		06/26/21	CAD	128,215	(236,437)	—	(236,437)
3 month BA	Semi-Annual	1.82%	Semi-Annual	N/A		07/05/21	CAD	129,000	(129,025)	—	(129,025)
3 month LIBOR	Quarterly	2.10%	Semi-Annual	N/A		07/05/21	USD	1,670,720	11,641,193	4,994,609	6,646,584
3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	80,273	18,226	—	18,226
3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	1,035,780	273,664	—	273,664
6.86%	Monthly	28 day MXIBTIIE	Monthly	07/24/20	(a)	07/23/21	MXN	612,979	(179,217)	—	(179,217)
6.90%	Monthly	28 day MXIBTIIE	Monthly	07/27/20	(a)	07/26/21	MXN	855,626	(266,816)	—	(266,816)
3 month BA	Semi-Annual	1.79%	Semi-Annual	N/A		08/01/21	CAD	111,810	(147,751)	—	(147,751)
1.75%	Semi-Annual	3 month LIBOR	Quarterly	08/04/20	(a)	08/04/21	USD	288,758	(830,275)	—	(830,275)
6.78%	Monthly	28 day MXIBTIIE	Monthly	08/07/20	(a)	08/06/21	MXN	2,707,416	(699,134)	—	(699,134)
3 month LIBOR	Quarterly	1.53%	Semi-Annual	N/A		08/09/21	USD	43,195	(140,145)	—	(140,145)
3 month LIBOR	Quarterly	1.53%	Semi-Annual	N/A		08/09/21	USD	43,195	(143,121)	—	(143,121)
3 month LIBOR	Quarterly	1.30%	Semi-Annual	08/18/20	(a)	08/18/21	USD	173,220	(263,797)	—	(263,797)
6 month BUBOR	Semi-Annual	0.36%	Annual	N/A		08/29/21	HUF	15,421,136	(4,246)	—	(4,246)
1.74%	Annual	6 month PRIBOR	Semi-Annual	N/A		08/29/21	CZK	1,230,231	385,097	—	385,097
6 month BUBOR	Semi-Annual	0.31%	Annual	N/A		08/30/21	HUF	13,978,819	(47,221)	—	(47,221)
1.72%	Annual	6 month PRIBOR	Semi-Annual	N/A		08/30/21	CZK	1,113,473	371,377	—	371,377
6 month BUBOR	Semi-Annual	0.36%	Annual	N/A		09/02/21	HUF	24,195,902	(5,028)	—	(5,028)
3 month LIBOR	Quarterly	1.21%	Semi-Annual	09/02/20	(a)	09/02/21	USD	86,740	(202,213)	—	(202,213)
3 month LIBOR	Quarterly	1.22%	Semi-Annual	09/02/20	(a)	09/02/21	USD	173,440	(378,071)	—	(378,071)
3 month LIBOR	Quarterly	1.23%	Semi-Annual	09/02/20	(a)	09/02/21	USD	173,440	(365,365)	—	(365,365)
1.74%	Annual	6 month PRIBOR	Semi-Annual	N/A		09/02/21	CZK	1,952,847	608,064	—	608,064
2.15%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/05/21	USD	268,310	(2,582,557)	—	(2,582,557)
3 month LIBOR	Quarterly	1.46%	Semi-Annual	N/A		09/06/21	USD	116,800	(451,199)	—	(451,199)
3 month LIBOR	Quarterly	1.17%	Semi-Annual	09/08/20	(a)	09/08/21	USD	168,700	(438,978)	—	(438,978)
3 month BA	Semi-Annual	1.85%	Semi-Annual	N/A		09/11/21	CAD	227,400	(46,184)	—	(46,184)
1.10%	Annual	1 day Fed Funds	Annual	01/06/20	(a)	09/15/21	USD	1,330,900	4,236,388	(160,629)	4,397,017
1.72%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/19/21	USD	345,000	(432,147)	—	(432,147)
1.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/20/21	USD	86,570	(108,439)	—	(108,439)
6 month GBP LIBOR	Semi-Annual	0.75%	Semi-Annual	N/A		09/25/21	GBP	453,110	935,485	117,657	817,828
2.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/25/21	USD	363,500	(2,593,031)	—	(2,593,031)
3 month LIBOR	Quarterly	1.36%	Semi-Annual	09/28/20	(a)	09/28/21	USD	174,740	(126,402)	—	(126,402)
3 month LIBOR	Quarterly	2.24%	Semi-Annual	11/01/19	(a)	11/01/21	USD	824,780	10,411,388	—	10,411,388
2.58%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/21	CAD	43,261	(579,849)	—	(579,849)
6 month CIBOR	Semi-Annual	0.12%	Annual	N/A		12/06/21	DKK	255,083	461,470	4,815	456,655
3 month STIBOR Quarterly		0.17%	Annual	N/A		12/06/21	SEK	354,804	248,955	3,690	245,265
3.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/21	USD	32,769	(1,248,249)	(6,453)	(1,241,796)
3 month LIBOR	Quarterly	2.53%	Semi-Annual	01/06/20	(a)	01/06/22	USD	304,895	5,962,517	—	5,962,517
3 month LIBOR	Quarterly	2.53%	Semi-Annual	01/06/20	(a)	01/06/22	USD	304,895	5,944,611	—	5,944,611
3 month LIBOR	Quarterly	2.34%	Semi-Annual	01/07/20	(a)	01/07/22	USD	451,850	7,203,058	—	7,203,058
6 month SOR	Semi-Annual	1.56%	Semi-Annual	03/18/20	(a)	03/18/22	SGD	124,190	8,252	—	8,252
3 month LIBOR	Quarterly	2.03%	Semi-Annual	03/30/20	(a)	03/30/22	USD	549,060	6,067,722	—	6,067,722
3 month LIBOR	Quarterly	2.25%	Semi-Annual	04/27/20	(a)	04/27/22	USD	630,890	9,783,268	—	9,783,268
3 month LIBOR	Quarterly	1.74%	Semi-Annual	06/16/20	(a)	06/16/22	USD	79,485	471,968	—	471,968
6 month EURIBOR	Semi-Annual	(0.35)%	Annual	N/A		07/03/22	EUR	27,000	77,628	—	77,628
3 month LIBOR	Quarterly	1.71%	Semi-Annual	07/13/21	(a)	07/13/22	USD	1,106,290	3,426,435	—	3,426,435
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/18/22	MXN	663,626	(583,246)	—	(583,246)
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/19/22	MXN	331,813	(291,917)	—	(291,917)
7.22%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/20/22	MXN	127,638	(110,900)	—	(110,900)
7.21%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/25/22	MXN	178,641	(154,898)	—	(154,898)
0.63%	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A		08/01/22	GBP	16,000	(287)	—	(287)
7.20%	Monthly	28 day MXIBTIIE	Monthly	N/A		08/03/22	MXN	1,215,460	(1,021,421)	—	(1,021,421)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

28 day MXIBTIIE Monthly		7.00%	Monthly	N/A		08/11/22	MXN	1,512,744	$887,487	$—	$887,487
3 month BA	Semi-Annual	1.58%	Semi-Annual	08/23/21	(a)	08/23/22	CAD	231,145	(181,264)	—	(181,264)
3 month LIBOR	Quarterly	1.39%	Semi-Annual	09/28/20	(a)	09/28/22	USD	139,830	(80,700)	—	(80,700)
3 month LIBOR	Quarterly	1.41%	Semi-Annual	09/29/20	(a)	09/29/22	USD	66,340	(7,244)	—	(7,244)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	582,388	(468,615)	—	(468,615)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	767,612	(612,189)	—	(612,189)
2.73%	Semi-Annual	3 month LIBOR	Quarterly	12/22/20	(a)	12/22/22	USD	86,160	(2,210,193)	(103,763)	(2,106,430)
2.53%	Semi-Annual	3 month LIBOR	Quarterly	02/05/21	(a)	02/05/23	USD	247,500	(5,393,562)	—	(5,393,562)
2.53%	Semi-Annual	3 month LIBOR	Quarterly	02/08/21	(a)	02/08/23	USD	284,800	(6,199,170)	—	(6,199,170)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	02/08/21	(a)	02/08/23	USD	175,880	(3,726,362)	—	(3,726,362)
2.55%	Semi-Annual	3 month LIBOR	Quarterly	02/16/21	(a)	02/16/23	USD	126,500	(2,803,698)	—	(2,803,698)
2.54%	Semi-Annual	3 month LIBOR	Quarterly	03/05/21	(a)	03/05/23	USD	214,765	(4,729,100)	—	(4,729,100)
2.43%	Semi-Annual	3 month LIBOR	Quarterly	03/15/21	(a)	03/15/23	USD	388,450	(7,721,450)	(7,920)	(7,713,530)
1.77%	Semi-Annual	3 month LIBOR	Quarterly	07/12/22	(a)	07/12/23	USD	1,124,120	(3,813,802)	—	(3,813,802)
(0.30)%	Annual	6 month EURIBOR	Semi-Annual	07/26/21	(a)	07/25/23	EUR	397,060	(1,149,893)	—	(1,149,893)
(0.29)%	Annual	6 month EURIBOR	Semi-Annual	07/26/21	(a)	07/26/23	EUR	365,290	(1,142,648)	—	(1,142,648)
6 month		(0.45)%
EURIBOR	Semi-Annual		Annual	08/11/21	(a)	08/11/23	EUR	46,150	(26,823)	—	(26,823)
6 month		(0.58)%
EURIBOR	Semi-Annual		Annual	08/17/21	(a)	08/17/23	EUR	46,440	(155,106)	—	(155,106)
6 month		(0.43)%
EURIBOR	Semi-Annual		Annual	09/14/21	(a)	09/14/23	EUR	37,820	(9,401)	—	(9,401)
6 month		(0.50)%
EURIBOR	Semi-Annual		Annual	09/14/21	(a)	09/14/23	EUR	65,190	(114,164)	—	(114,164)
3 month LIBOR	Quarterly	1.77%	Semi-Annual	10/03/19	(a)	11/30/23	USD	762,530	7,753,382	—	7,753,382
2.62%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/23	CAD	26,558	(738,417)	(2,352)	(736,065)
6 month		0.28%
EURIBOR	Semi-Annual		Annual	N/A		12/04/23	EUR	20,712	748,742	2,409	746,333
6 month CIBOR	Semi-Annual	0.42%	Annual	N/A		12/06/23	DKK	154,092	827,414	10,942	816,472
3 month STIBOR Quarterly		0.51%	Annual	N/A		12/06/23	SEK	215,183	615,407	6,063	609,344
3.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/23	USD	20,216	(1,379,843)	(8,589)	(1,371,254)
28 day MXIBTIIE Monthly		8.39%	Monthly	N/A		01/18/24	MXN	1,705,555	6,143,358	(1)	6,143,359
1.56%	Semi-Annual	3 month LIBOR	Quarterly	01/06/20	(a)	02/29/24	USD	111,714	(399,634)	—	(399,634)
1.30%	Semi-Annual	3 month LIBOR	Quarterly	01/06/20	(a)	02/29/24	USD	223,428	1,484,761	(48,152)	1,532,913
6 month JPY		0.00%
LIBOR	Semi-Annual		Semi-Annual	N/A		03/06/24	JPY	15,481,000	1,018,855	—	1,018,855
1.77%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/24	NOK	155,000	(42,521)	—	(42,521)
3 month LIBOR	Quarterly	1.72%	Semi-Annual	N/A		06/27/24	USD	334,185	4,556,806	—	4,556,806
0.54%	Annual	6 month EURIBOR	Semi-Annual	N/A		06/28/24	EUR	409,559	(21,527,155)	—	(21,527,155)
3 month LIBOR	Quarterly	1.76%	Semi-Annual	N/A		07/02/24	USD	35,875	353,675	—	353,675
3 month LIBOR	Quarterly	1.72%	Semi-Annual	N/A		07/05/24	USD	173,230	1,389,914	—	1,389,914
3 month LIBOR	Quarterly	1.72%	Semi-Annual	N/A		07/05/24	USD	519,706	4,182,443	—	4,182,443
2.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/09/24	USD	371,237	(11,206,075)	—	(11,206,075)
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A		08/09/24	MXN	509,541	196,019	—	196,019
2.13%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/12/24	USD	328,636	(9,383,340)	—	(9,383,340)
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	1,121,108	294,472	—	294,472
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	964,643	346,992	—	346,992
1.51%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/28/24	USD	1,099,696	819,285	—	819,285
1.52%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/12/24	USD	132,714	(14,704)	—	(14,704)
1.53%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/12/24	USD	34,925	(23,258)	—	(23,258)
1.51%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/13/24	USD	34,925	11,993	—	11,993
1.68%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/17/24	USD	70,190	(539,134)	—	(539,134)
1.60%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/17/24	USD	104,790	(400,291)	—	(400,291)
3 month LIBOR	Quarterly	1.64%	Semi-Annual	N/A		09/18/24	USD	98,800	558,786	—	558,786
1.64%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/18/24	USD	220,110	(1,287,375)	—	(1,287,375)
3 month LIBOR	Quarterly	1.60%	Semi-Annual	N/A		09/19/24	USD	282,100	1,098,140	—	1,098,140
3 month LIBOR	Quarterly	1.59%	Semi-Annual	N/A		09/20/24	USD	70,620	246,798	—	246,798

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

3 month LIBOR	Quarterly	1.53%	Semi-Annual	N/A		09/25/24	USD	35,300	$21,274	$—	$21,274
3.10%	Semi-Annual	3 month LIBOR	Quarterly	11/19/19	(a)	11/19/24	USD	237,620	(18,384,058)	—	(18,384,058)
3 month LIBOR	Quarterly	1.28%	Semi-Annual	11/29/19	(a)	11/29/24	USD	243,714	(2,453,766)	—	(2,453,766)
3 month LIBOR	Quarterly	1.35%	Semi-Annual	12/18/19	(a)	12/18/24	USD	98,640	(632,940)	(29,795)	(603,145)
1.57%	Semi-Annual	6 month SOR	Semi-Annual	12/18/19	(a)	12/18/24	SGD	132,740	14,947	—	14,947
6 month SOR	Semi-Annual	1.55%	Semi-Annual	03/18/20	(a)	03/18/25	SGD	105,350	(69,280)	—	(69,280)
6 month SOR	Semi-Annual	1.63%	Semi-Annual	03/18/20	(a)	03/18/25	SGD	15,960	36,156	—	36,156
1.65%	Semi-Annual	3 month LIBOR	Quarterly	03/18/20	(a)	03/18/25	USD	11,330	(104,862)	(22,260)	(82,602)
1.50%	Semi-Annual	3 month LIBOR	Quarterly	03/18/20	(a)	03/18/25	USD	11,330	(21,438)	—	(21,438)
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	604,966	(399,020)	—	(399,020)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	19,850	695,127	1,206,722	(511,595)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/25	USD	15,182	(658,400)	(1,068,314)	409,914
1.61%	Semi-Annual	3 month LIBOR	Quarterly	12/31/19	(a)	07/31/26	USD	170,080	(1,264,807)	—	(1,264,807)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/23/26	USD	10,069	(932,923)	—	(932,923)
28 day MXIBTIIE	Monthly	7.49%	Monthly	N/A		04/14/27	MXN	1,412,000	3,545,341	—	3,545,341
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	22,270	(2,578,518)	—	(2,578,518)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/03/28	USD	12,489	(1,814,853)	—	(1,814,853)
2.75%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/28	CAD	14,131	(943,446)	(5,795)	(937,651)
6 month CIBOR	Semi-Annual	1.03%	Annual	N/A		12/06/28	DKK	79,458	1,374,165	20,772	1,353,393
3 month STIBOR	Quarterly	1.16%	Annual	N/A		12/06/28	SEK	112,148	1,098,318	18,154	1,080,164
3.08%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/28	USD	10,829	(1,514,046)	(5,583)	(1,508,463)
28 day MXIBTIIE	Monthly	8.72%	Monthly	N/A		01/03/29	MXN	445,500	3,134,428	—	3,134,428
0.19%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		01/04/29	JPY	3,027,670	(663,382)	—	(663,382)
3 month LIBOR	Quarterly	1.51%	Semi-Annual	N/A		02/15/29	USD	294,046	(1,456,490)	—	(1,456,490)
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/16/29	USD	190,900	(24,904,497)	—	(24,904,497)
0.18%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		03/06/29	JPY	7,434,000	(1,505,250)	—	(1,505,250)
1.59%	Semi-Annual	3 month LIBOR	Quarterly	12/31/19	(a)	05/15/29	USD	121,410	(472,239)	—	(472,239)
28 day MXIBTIIE	Monthly	7.96%	Monthly	N/A		05/24/29	MXN	1,002,738	4,374,677	—	4,374,677
28 day MXIBTIIE	Monthly	7.96%	Monthly	N/A		05/24/29	MXN	512,509	2,231,189	—	2,231,189
28 day MXIBTIIE	Monthly	7.98%	Monthly	N/A		05/24/29	MXN	490,228	2,170,552	—	2,170,552
1.86%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/29	NOK	85,000	(143,884)	—	(143,884)
3 month LIBOR	Quarterly	1.96%	Semi-Annual	N/A		06/27/29	USD	118,359	4,717,597	—	4,717,597
3 month LIBOR	Quarterly	1.99%	Semi-Annual	N/A		06/28/29	USD	73,805	3,185,336	—	3,185,336
3 month LIBOR	Quarterly	1.97%	Semi-Annual	N/A		07/02/29	USD	39,012	1,377,676	—	1,377,676
3 month LIBOR	Quarterly	1.98%	Semi-Annual	N/A		08/05/29	USD	50,220	1,836,431	—	1,836,431
3 month LIBOR	Quarterly	1.52%	Semi-Annual	N/A		08/09/29	USD	18,715	(109,141)	—	(109,141)
3 month LIBOR	Quarterly	1.53%	Semi-Annual	N/A		08/09/29	USD	9,358	(49,314)	—	(49,314)
1.55%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/09/29	USD	20,320	77,602	—	77,602
3 month LIBOR	Quarterly	1.64%	Semi-Annual	N/A		08/12/29	USD	25,730	131,426	13,039	118,387
3 month LIBOR	Quarterly	1.41%	Semi-Annual	N/A		08/19/29	USD	37,140	(607,219)	—	(607,219)
3 month LIBOR	Quarterly	1.43%	Semi-Annual	N/A		08/19/29	USD	37,090	(543,910)	—	(543,910)
3 month LIBOR	Quarterly	1.42%	Semi-Annual	N/A		08/28/29	USD	22,600	(339,187)	—	(339,187)
1.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/28/29	USD	11,240	24,558	—	24,558
6 month CHF		(0.59)%
LIBOR	Semi-Annual		Annual	N/A		09/05/29	CHF	11,500	(219,964)	—	(219,964)
2.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/06/29	USD	134,249	(5,387,499)	—	(5,387,499)
2.02%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/09/29	USD	134,249	(5,457,656)	—	(5,457,656)
1.54%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/12/29	USD	32,220	122,935	—	122,935
1.64%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/13/29	USD	18,145	(98,255)	—	(98,255)
1.63%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/13/29	USD	18,145	(78,745)	—	(78,745)
1.68%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/19/29	USD	73,400	(710,493)	—	(710,493)
1.67%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/20/29	USD	18,350	(155,841)	—	(155,841)
3 month LIBOR	Quarterly	1.52%	Semi-Annual	N/A		09/26/29	USD	22,880	(117,259)	—	(117,259)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/27/29	USD	18,060	(53,272)	—	(53,272)
1.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/27/29	USD	113,483	(1,925,524)	—	(1,925,524)
1.79%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/30/29	USD	69,628	(1,377,323)	—	(1,377,323)
1.78%	Semi-Annual	3 month LIBOR	Quarterly	10/02/19	(a)	10/02/29	USD	139,308	—	—	—

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

6 month JPY		(0.07)%
LIBOR	Semi-Annual		Semi-Annual	12/18/19	(a)	12/18/29	JPY	4,763,000	$(198,692)	$—	$(198,692)
6 month SOR	Semi-Annual	1.69%	Semi-Annual	03/18/20	(a)	03/18/30	SGD	53,062	(35,982)	—	(35,982)
6 month SOR	Semi-Annual	1.69%	Semi-Annual	03/18/20	(a)	03/18/30	SGD	11,648	(7,898)	—	(7,898)
3 month LIBOR	Quarterly	2.45%	Semi-Annual	05/18/21	(a)	05/18/31	USD	24,530	1,909,133	—	1,909,133
3 month LIBOR	Quarterly	2.10%	Semi-Annual	06/22/21	(a)	06/22/31	USD	11,990	549,689	—	549,689
0.36%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		02/04/34	JPY	686,850	(253,805)	—	(253,805)
0.34%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		02/08/34	JPY	2,063,230	(709,090)	—	(709,090)
0.34%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		03/14/34	JPY	832,160	(282,790)	—	(282,790)
2.33%	Semi-Annual	3 month LIBOR	Quarterly	06/24/24	(a)	06/24/34	USD	8,600	(446,685)	—	(446,685)
1.65%	Semi-Annual	3 month LIBOR	Quarterly	08/22/24	(a)	08/22/34	USD	35,950	288,534	—	288,534
0.62%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		12/14/38	JPY	745,100	(587,728)	—	(587,728)
0.41%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		04/03/39	JPY	957,530	(400,626)	—	(400,626)
0.33%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		06/10/39	JPY	765,570	(200,292)	—	(200,292)
0.30%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		06/17/39	JPY	762,350	(150,786)	—	(150,786)
0.17%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		08/08/39	JPY	843,230	38,722	—	38,722
0.72%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	03/21/24	(a)	03/21/44	JPY	511,110	(345,426)	—	(345,426)
0.20%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	08/28/24	(a)	08/28/44	JPY	467,030	137,472	—	137,472
3 month LIBOR	Quarterly	1.70%	Semi-Annual	12/31/19	(a)	05/15/45	USD	25,540	(79,279)	—	(79,279)
3.35%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/09/48	USD	57,820	(22,753,597)	—	(22,753,597)
2.91%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/48	CAD	5,986	(1,064,758)	(1,465)	(1,063,293)
6 month		1.46%
EURIBOR	Semi-Annual		Annual	N/A		12/04/48	EUR	4,198	1,724,813	88	1,724,725
		6 month GBP
1.73%	Semi-Annual	LIBOR	Semi-Annual	N/A		12/04/48	GBP	3,137	(1,061,822)	4,326	(1,066,148)
6 month CIBOR	Semi-Annual	1.53%	Annual	N/A		12/06/48	DKK	30,806	1,809,847	1,755	1,808,092
3 month STIBOR	Quarterly	1.68%	Annual	N/A		12/06/48	SEK	44,677	1,345,564	6,158	1,339,406
3.19%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/48	USD	4,688	(1,659,212)	(4,156)	(1,655,056)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/09/49	USD	7,298	(1,944,325)	—	(1,944,325)
2.38%	Semi-Annual	3 month LIBOR	Quarterly	07/05/39	(a)	07/05/49	USD	17,160	(696,160)	—	(696,160)
1.89%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/08/49	USD	18,030	(710,489)	—	(710,489)
3 month LIBOR	Quarterly	1.73%	Semi-Annual	N/A		08/15/49	USD	16,805	(24,305)	—	(24,305)
1.64%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/16/49	USD	4,510	102,912	—	102,912
1.71%	Semi-Annual	3 month LIBOR	Quarterly	08/16/39	(a)	08/16/49	USD	15,760	82,651	—	82,651
1.67%	Semi-Annual	3 month LIBOR	Quarterly	08/17/39	(a)	08/17/49	USD	12,140	98,977	—	98,977
1.59%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/19/49	USD	14,090	491,940	—	491,940
1.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/19/49	USD	14,150	588,411	—	588,411
1.54%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/30/49	USD	4,330	199,286	—	199,286
3 month LIBOR	Quarterly	1.86%	Semi-Annual	11/07/19	(a)	11/07/49	USD	10,240	338,161	—	338,161
3 month LIBOR	Quarterly	1.77%	Semi-Annual	12/12/19	(a)	12/12/49	USD	24,190	263,450	—	263,450
2.37%	Semi-Annual	3 month LIBOR	Quarterly	06/15/20	(a)	06/15/50	USD	44,280	(6,874,645)	—	(6,874,645)
3 month LIBOR	Quarterly	3.08%	Semi-Annual	02/20/23	(a)	02/20/53	USD	12,220	3,729,157	—	3,729,157

									$(60,009,642)	$4,935,972	$(64,945,614)

(a)	Forward swap.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/20	USD	5,480	$(192,545)	$(164,891)	$(27,654)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/20	EUR	780	144,144	31,220	112,924
Casino Guichard Perrachon SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	EUR	500	(9,281)	1,862	(11,143)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	2,550	(92,800)	(85,198)	(7,602)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	8,510	(309,695)	(283,038)	(26,657)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	61,427	(320,720)	99,593	(420,313)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	61,427	(392,690)	178,286	(570,976)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	7,952	(91,695)	(10,076)	(81,619)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	12,048	(138,918)	(13,872)	(125,046)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(115,307)	(1,162)	(114,145)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(116,343)	(6,939)	(109,404)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	11,500	(133,794)	(10,583)	(123,211)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(31,729)	(4,411)	(27,318)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(31,729)	(3,299)	(28,430)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	320,235	(34,648)	(4,988)	(29,660)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(31,729)	(4,165)	(27,564)
Mitsubishi Corp	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	475,732	(52,565)	(16,380)	(36,185)
Mitsubishi Corp	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(32,403)	(8,631)	(23,772)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	586,510	(64,598)	(6,853)	(57,745)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(32,299)	(2,529)	(29,770)
National Australia Bank Ltd	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(116,709)	(3,476)	(113,233)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	4,650	(58,058)	26,020	(84,078)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	8,220	(102,632)	43,785	(146,417)
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	6,050	(75,538)	14,809	(90,347)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	2,410	(30,091)	13,749	(43,840)
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	249,377	(27,281)	2,472	(29,753)
Sumitomo Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	JPY	253,165	(27,695)	4,388	(32,083)
Westpac Banking Corp.	1.00%	Quarterly	Citibank NA	12/20/20	USD	10,000	(116,136)	(8,097)	(108,039)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	EUR	2,070	(155,993)	(122,659)	(33,334)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/21	EUR	580	178,881	139,075	39,806
Casino Guichard Perrachon SA	5.00%	Quarterly	Barclays Bank plc	06/20/21	EUR	2,000	(10,844)	52,602	(63,446)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/21	USD	1,650	855,636	354,930	500,706
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/21	USD	3,826	1,984,040	863,938	1,120,102
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/21	EUR	1,970	(62,637)	68,352	(130,989)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	769,231	(113,667)	(26,095)	(87,572)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	1,230,769	(181,866)	(39,418)	(142,448)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Barclays Bank plc	06/20/21	JPY	461,538	(68,200)	(15,936)	(52,264)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	769,231	(113,667)	(27,555)	(86,112)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	384,615	(56,833)	(13,778)	(43,055)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	384,615	(56,833)	(16,703)	(40,130)
Boparan Finance plc	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	760	262,900	201,236	61,664
Teva Pharmaceutical Finance
Co. BV	1.00%	Quarterly	Goldman Sachs International	12/20/21	USD	1,800	166,217	179,778	(13,561)
Teva Pharmaceutical Finance
Co. BV	5.00%	Quarterly	Goldman Sachs International	12/20/21	USD	1,800	17,735	35,956	(18,221)
TUI AG	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	2,140	(145,668)	(141,929)	(3,739)
Ally Financial, Inc.	5.00%	Quarterly	Credit Suisse International	06/20/22	USD	4,940	(607,244)	(304,080)	(303,164)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/22	EUR	1,870	(188,002)	(52,621)	(135,381)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/22	EUR	4,260	(131,679)	(11,526)	(120,153)
Transocean, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/22	USD	4,966	566,908	438,133	128,775
Cable & Wireless International
Finance BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,500	(269,163)	(212,990)	(56,173)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	500	(92,982)	(94,471)	1,489
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	BNP Paribas SA	06/20/23	EUR	800	(148,770)	(142,796)	(5,974)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	4,000	(743,852)	(666,006)	(77,846)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	800	(148,770)	(140,138)	(8,632)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	800	(148,770)	(134,770)	(14,000)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	800	(148,770)	(132,307)	(16,463)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,538	$(302,327)	$(261,668)	$(40,659)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,460	(286,908)	(260,634)	(26,274)
Cable & Wireless International
Finance BV	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	1,000	(196,512)	(178,896)	(17,616)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	3,780	332,633	273,582	59,051
KB Home	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	5,714	(928,028)	(405,531)	(522,497)
NXP BV	5.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	865	(151,322)	(169,016)	17,694
NXP BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	339	(59,305)	(63,329)	4,024
NXP BV	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	725	(126,831)	(134,205)	7,374
Realogy Group LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	2,856	302,610	(23,689)	326,299
RR Donnelley & Sons Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	2,860	(14,486)	122,629	(137,115)
Allstate Corp. (The)	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(362,273)	(354,271)	(8,002)
Altice Luxembourg SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,122	(111,485)	24,252	(135,737)
American International Group, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(139,509)	(152,236)	12,727
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,024	40,390	69,400	(29,010)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,024	40,390	67,755	(27,365)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,024	40,390	63,631	(23,241)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,927	78,357	117,022	(38,665)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	7,600	114,271	167,420	(53,149)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	2,265	(225,571)	(143,021)	(82,550)
Beazer Homes USA, Inc.	5.00%	Quarterly	BNP Paribas SA	06/20/24	USD	2,500	(248,975)	(139,308)	(109,667)
Beazer Homes USA, Inc.	5.00%	Quarterly	BNP Paribas SA	06/20/24	USD	2,500	(248,975)	(150,329)	(98,646)
CMA CGM SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	540	172,862	120,633	52,229
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,600	512,183	422,891	89,292
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	1,900	608,217	499,458	108,759
Commerzbank AG	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	4,151	(61,107)	(23,652)	(37,455)
Commerzbank AG	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	10,849	(159,703)	(33,828)	(125,875)
ConocoPhillips	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(238,335)	(235,850)	(2,485)
Deutsche Bank AG	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	7,570	(100,895)	(120,692)	19,797
Deutsche Lufthansa AG	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	6,070	(106,246)	(135,647)	29,401
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,026	(6,979)	22,188	(29,167)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,026	(6,979)	11,631	(18,610)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,026	(6,979)	18,679	(25,658)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,026	(6,979)	15,188	(22,167)
General Electric Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,875	26,411	72,555	(46,144)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	813	(7,523)	(4,343)	(3,180)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	10,000	(92,571)	(129,190)	36,619
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,625	(15,048)	(9,427)	(5,621)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,625	(15,048)	(7,220)	(7,828)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	813	(7,523)	(4,350)	(3,173)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,625	(15,048)	(8,676)	(6,372)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,268	17,128	55,949	(38,821)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,268	17,128	53,998	(36,870)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,268	17,128	39,741	(22,613)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,268	17,128	51,169	(34,041)
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	8,260	481,768	808,617	(326,849)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,122	120,784	44,679	76,105
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	748	80,522	29,786	50,736
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,240	133,487	96,902	36,585
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	3,430	369,242	256,825	112,417
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,130	121,645	58,911	62,734

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Jaguar Land Rover Automotive plc	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	1,870	$201,307	$80,033	$121,274
JPMorgan Structured Products BV	1.00%	Quarterly	Bank of America NA	06/20/24	EUR	1,200	134,386	133,640	746
JPMorgan Structured Products BV	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	2,400	268,773	296,264	(27,491)
JPMorgan Structured Products BV	1.00%	Quarterly	HSBC Bank plc	06/20/24	EUR	2,650	296,769	283,622	13,147
Kinder Morgan, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(161,243)	(139,621)	(21,622)
Kraft Heinz Foods Co.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	1,721	(3,569)	29,049	(32,618)
Kraft Heinz Foods Co.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	344	(713)	5,493	(6,206)
Ladbrokes Group Finance plc	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,098	13,343	33,136	(19,793)
Lowe’s Cos., Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(319,132)	(266,146)	(52,986)
Mondelez International, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(280,200)	(256,489)	(23,711)
Northrop Grumman Systems Corp.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(364,355)	(344,464)	(19,891)
Pfizer, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(336,423)	(321,182)	(15,241)
Republic of Italy	1.00%	Quarterly	Citibank NA	06/20/24	USD	1,860	19,962	76,403	(56,441)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	3,780	131,750	135,758	(4,008)
Sprint Communications, Inc.	5.00%	Quarterly	Citibank NA	06/20/24	USD	1,875	(230,440)	(143,024)	(87,416)
Standard Chartered plc	1.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	2,200	1,813	58,888	(57,075)
Standard Chartered plc	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	2,200	1,813	55,541	(53,728)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	810	(16,606)	25,704	(42,310)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	1,000	(20,502)	16,153	(36,655)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	4,860	(99,638)	137,730	(237,368)
Staples, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,100	(22,552)	54,954	(77,506)
Sudzucker International Finance
BV	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	2,800	1,454	54,379	(52,925)
Sudzucker International Finance
BV	1.00%	Quarterly	Citibank NA	06/20/24	EUR	2,820	1,464	54,570	(53,106)
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,823	33,221	30,033	3,188
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,870	34,071	33,448	623
Tenet Healthcare Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	2,483	(113,646)	(27,628)	(86,018)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	2,785	(127,469)	(95,091)	(32,378)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	2,750	(125,867)	(93,814)	(32,053)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	2,750	(125,867)	(93,814)	(32,053)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	2,347	(107,422)	(31,590)	(75,832)
Tenet Healthcare Corp.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,000	(45,770)	(13,023)	(32,747)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	6,199	(223,888)	(221,716)	(2,172)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	6,080	(219,606)	(222,430)	2,824
United Mexican States	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	7,500	16,388	86,365	(69,977)
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	100	(21,570)	(23,343)	1,773
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	380	(81,966)	(88,702)	6,736
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	930	(200,600)	(217,086)	16,486
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	287	(61,904)	(67,558)	5,654
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	31	(6,681)	(7,290)	609
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	774	(167,007)	(182,260)	15,253
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,830	(394,729)	(352,031)	(42,698)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	3,700	(798,086)	(730,798)	(67,288)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	3,750	(808,871)	(834,858)	25,987
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	3,750	(808,871)	(836,400)	27,529
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	1,750	(377,473)	(391,008)	13,535
UPC Holding BV	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	800	(172,559)	(187,532)	14,973
Xerox Corp.	1.00%	Quarterly	Barclays Bank plc	06/20/24	USD	2,970	91,037	157,854	(66,817)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	2,690	(230,146)	(247,528)	17,382
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	9,340	(1,357,408)	(1,371,896)	14,488
Ardagh Packaging Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	8,140	(1,339,813)	(1,397,367)	57,554
Argentine Republic	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	14,515	8,718,972	8,331,438	387,534
Barclays plc	1.00%	Quarterly	Citibank NA	12/20/24	EUR	3,750	151,207	151,873	(666)
BMW Finance NV	1.00%	Quarterly	Citibank NA	12/20/24	EUR	7,470	(182,543)	(201,874)	19,331
Cardinal Health, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	5,000	120,116	76,659	43,457
Cardinal Health, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,375	105,102	67,073	38,029

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Cardinal Health, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	2,250	$54,053	$56,742	$(2,689)
Caterpillar, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	4,860	(144,194)	(138,009)	(6,185)
Caterpillar, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	7,750	(229,938)	(208,188)	(21,750)
CDX.NA.EM.32.V1	1.00%	Quarterly	Citibank NA	12/20/24	USD	35,000	1,831,813	1,706,867	124,946
CenturyLink, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	4,330	306,638	368,639	(62,001)
Daimler AG	1.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	7,470	(142,036)	(145,993)	3,957
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/24	USD	41,180	732,034	714,806	17,228
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/24	USD	216,770	3,853,403	3,762,710	90,693
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	24,620	437,656	466,704	(29,048)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	139,006	2,471,035	2,635,040	(164,005)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Bank of America NA	12/20/24	EUR	4,130	(824,965)	(851,627)	26,662
Financial Guaranty Insurance Company	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	5,260	160,681	168,535	(7,854)
Financial Guaranty Insurance
Company	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,905	88,741	93,079	(4,338)
Ford Motor Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,860	(639,506)	(637,889)	(1,617)
GKN Holdings Ltd.	1.00%	Quarterly	Citibank NA	12/20/24	EUR	4,130	45,529	70,384	(24,855)
Hapag-Lloyd AG	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	3,750	(134,579)	(267,471)	132,892
INEOS Group Holdings SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	6,680	(1,062,977)	(1,126,087)	63,110
ITV plc	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	4,480	(914,184)	(924,950)	10,766
Lloyds Banking Group plc	1.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	5,600	191,472	214,460	(22,988)
Lloyds Banking Group plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	3,770	128,901	136,088	(7,187)
Marks & Spencer plc	1.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	10,705	683,675	694,999	(11,324)
Matterhorn Telecom Holding SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	1,300	(276,106)	(273,798)	(2,308)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	4,260	(926,353)	(901,061)	(25,292)
Monitchem HoldCo 3 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	3,330	(310,311)	(324,517)	14,206
Monitchem HoldCo 3 SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	1,240	(115,552)	(111,068)	(4,484)
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	900	(83,868)	(80,614)	(3,254)
Next Group plc	1.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	6,250	49,399	69,211	(19,812)
OTE plc	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	3,800	(925,430)	(915,781)	(9,649)
Peugeot SA	5.00%	Quarterly	Bank of America NA	12/20/24	EUR	4,130	(928,614)	(929,311)	697
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	12,607	(43,612)	(47,827)	4,215
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	229,406	(793,590)	(870,287)	76,697
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	6,950	(24,043)	(27,661)	3,618
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	126,420	(437,329)	(503,150)	65,821
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	123,030	5,427,725	4,963,878	463,847
Republic of the Philippines	1.00%	Quarterly	Citibank NA	12/20/24	USD	106,000	(2,756,645)	(2,797,835)	41,190
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	62,055	7,177,592	8,054,252	(876,660)
Royal Bank of Scotland Group plc	1.00%	Quarterly	Credit Suisse International	12/20/24	EUR	13,190	(69,166)	(37,501)	(31,665)
Royal Bank of Scotland Group plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	5,950	243,015	264,997	(21,982)
SoftBank Group Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/24	JPY	717,212	392,616	319,258	73,358
SoftBank Group Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/24	JPY	511,200	279,841	202,949	76,892
Standard Chartered plc	1.00%	Quarterly	Citibank NA	12/20/24	EUR	10,500	78,814	73,489	5,325
State of Qatar	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	20,000	(467,313)	(519,384)	52,071
Synlab Unsecured Bondco plc	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	1,890	(272,564)	(247,053)	(25,511)
United Group BV	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	2,660	(351,230)	(440,779)	89,549
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	188,176	1,445,102	1,484,472	(39,370)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	38,130	292,821	300,799	(7,978)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	22,260	170,946	141,153	29,793
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	109,880	843,828	696,759	147,069
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	10,000	(2,327,934)	(2,356,960)	29,026
Valeo SA	1.00%	Quarterly	Citibank NA	12/20/24	EUR	4,130	20,265	15,158	5,107
CMBX.NA.7.AA	1.50%	Monthly	Goldman Sachs International	01/17/47	USD	2,292	(62,812)	143,200	(206,012)
CMBX.NA.9.AAA-	0.50%	Monthly	Credit Suisse International	09/17/58	USD	12,070	(154,773)	140,016	(294,789)
CMBX.NA.9.AAA-	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	9,670	(123,997)	113,672	(237,669)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,000	(89,760)	97,293	(187,053)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	6,760	(86,683)	78,419	(165,102)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8,150	(104,507)	94,546	(199,053)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,820	(100,275)	97,801	(198,076)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	4,870	131,800	167,522	(35,722)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,674	$45,305	$94,125	$(48,820)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,421	38,457	79,899	(41,442)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	16,100	(138,999)	(12,174)	(126,825)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	6,956	(60,053)	(1,025)	(59,028)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	2,440	205,459	227,789	(22,330)

							$9,290,358	$14,622,508	$(5,332,150)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	61,427		$320,720	$(112,202)	$432,922
People’s Republic of China	1.00%	Quarterly	Barclays Bank plc	09/20/20	A+	USD	10,000		91,904	(15,457)	107,361
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	10,000		91,904	(16,360)	108,264
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	61,427		392,690	(158,667)	551,357
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	20,000		239,016	(135,896)	374,912
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/21	B-	EUR	1,600		(314,350)	(229,850)	(84,500)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	B-	EUR	1,850		(363,466)	(236,557)	(126,909)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/23	B-	USD	5,480		588,741	330,471	258,270
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	2,790		299,751	94,009	205,742
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	1,674		179,851	57,614	122,237
Boparan Finance plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	CCC+	EUR	930		(352,431)	(65,779)	(286,652)
Boparan Finance plc	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	1,450		(549,489)	(83,622)	(465,867)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	1,070		(405,485)	(70,625)	(334,860)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	NR	EUR	31		(5,559)	(3,630)	(1,929)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	NR	EUR	311		(56,147)	(36,664)	(19,483)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	NR	EUR	1,270		(228,981)	(100,943)	(128,038)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	200		(36,060)	(19,695)	(16,365)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	92		(16,531)	(8,847)	(7,684)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	124		(22,412)	(12,373)	(10,039)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	548		(98,719)	(54,499)	(44,220)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	78		(14,120)	(7,795)	(6,325)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	20		(3,606)	(1,540)	(2,066)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	B	EUR	20		(3,606)	(1,540)	(2,066)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,070		(192,921)	(82,377)	(110,544)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	240		(43,272)	(18,477)	(24,795)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	230		(41,469)	(17,707)	(23,762)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,180		$(212,754)	$(138,381)	$(74,373)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	31		(5,556)	(3,298)	(2,258)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	620		(111,787)	(62,247)	(49,540)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	9		(1,653)	(1,018)	(635)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	1,051		(189,537)	(112,535)	(77,002)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	254		(45,750)	(27,164)	(18,586)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	703		(126,786)	(78,757)	(48,029)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	851		(153,503)	(82,154)	(71,349)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	240		(43,272)	(18,654)	(24,618)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	20		(3,606)	(1,554)	(2,052)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	20		(3,606)	(1,525)	(2,081)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	1,420		(256,026)	(213,937)	(42,089)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	102		(18,318)	(10,180)	(8,138)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	738		(133,125)	(76,821)	(56,304)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	250		(45,075)	(19,060)	(26,015)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	12		(2,224)	(1,236)	(988)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	31		(5,561)	(3,302)	(2,259)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	19		(3,337)	(1,854)	(1,483)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	152		(27,477)	(15,271)	(12,206)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	555		(100,058)	(55,608)	(44,450)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	254		(45,794)	(27,190)	(18,604)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B	EUR	976		(175,915)	(74,386)	(101,529)
Casino Guichard Perrachon SA	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	NR	EUR	2,463		(444,029)	(274,633)	(169,396)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,000		23,576	10,332	13,244
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	900		21,219	(1,997)	23,216
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	1,350		31,828	(9,814)	41,642
Hema Bondco I BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B-	EUR	1,200		(54,340)	38,322	(92,662)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	175		3,302	2,848	454
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	765		14,396	12,416	1,980
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	6,108		216,856	203,754	13,102
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	6,147		218,248	194,377	23,871

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	BB-	USD	3,890		$782,967	$720,530	$62,437
Advanced Micro Devices, Inc.	5.00%	Quarterly	Credit Suisse International	06/20/24	BB-	USD	4,910		988,269	858,033	130,236
Advanced Micro Devices, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/24	BB-	USD	2,910		585,716	523,136	62,580
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/24	B	EUR	1,365		(315,228)	(298,849)	(16,379)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/24	B	EUR	1,365		(315,228)	(281,987)	(33,241)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	530		(31,828)	(43,262)	11,434
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	56		(3,380)	(4,594)	1,214
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	1,226		(73,603)	(86,704)	13,101
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	64		(3,824)	(4,504)	680
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	600		(36,005)	(42,413)	6,408
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	1,084		(65,065)	(88,438)	23,373
Dell, Inc	1.00%	Quarterly	Bank of America NA	06/20/24	BB-	USD	2,235		(73,425)	(138,639)	65,214
Dell, Inc	1.00%	Quarterly	BNP Paribas SA	06/20/24	BB-	USD	2,430		(79,831)	(154,671)	74,840
Dell, Inc	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BB-	USD	2,425		(79,667)	(134,235)	54,568
Dell, Inc	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BB-	USD	2,920		(95,930)	(188,509)	92,579
Financial Guaranty Insurance Company	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	32,701		(1,835,373)	(2,365,671)	530,298
Financial Guaranty Insurance Company	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	21,325		(1,196,885)	(1,542,703)	345,818
Financial Guaranty Insurance Company	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	29,675		(1,665,553)	(2,146,785)	481,232
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	800		10,846	(64,637)	75,483
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	1,117		15,144	(229,258)	244,402
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,240		16,811	(108,087)	124,898
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	180		2,441	(15,690)	18,131
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	4,260		57,755	(69,739)	127,494
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,020		13,829	(104,292)	118,121
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,820		24,675	(246,056)	270,731
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	783		10,615	(164,055)	174,670
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	770		10,439	(152,434)	162,873
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Goldman Sachs International	06/20/24	B-	EUR	1,800		24,403	(95,269)	119,672
HCA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	BB-	USD	4,860		886,318	812,791	73,527
Hema Bondco I BV	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	2,260		(189,174)	(184,556)	(4,618)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/24	BB+	EUR	33		(844)	(1,093)	249
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/24	BB+	EUR	33		(843)	(1,124)	281
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/24	BB+	EUR	289		(7,391)	(9,854)	2,463
Telecom Italia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB+	EUR	70		(1,792)	(6,079)	4,287
Teva Pharmaceutical Finance Co. BV	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB	USD	1,005		(244,021)	(208,486)	(35,535)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Teva Pharmaceutical Finance Co. BV	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB	USD	1,500		$(364,211)	$(313,577)	$(50,634)
Dell, Inc	1.00%	Quarterly	BNP Paribas SA	12/20/24	BB-	USD	5,540		(265,705)	(258,946)	(6,759)
Freeport-McMoRan, Inc.	1.00%	Quarterly	BNP Paribas SA	12/20/24	BB	USD	4,300		(210,721)	(248,568)	37,847
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	60		513	(841)	1,354
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	570		4,876	(7,987)	12,863
HCA, Inc.	5.00%	Quarterly	BNP Paribas SA	12/20/24	BB-	USD	4,910		942,239	972,266	(30,027)
HCA, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/24	BB-	USD	4,080		782,960	821,672	(38,712)
Intrum AB	5.00%	Quarterly	Goldman Sachs International	12/20/24	BB+	EUR	4,260		366,436	333,074	33,362
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	B+	USD	15,514		(1,794,398)	(2,013,563)	219,165
Sprint Communications, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/24	B	USD	4,910		588,270	699,103	(110,833)
Sprint Communications, Inc.	5.00%	Quarterly	BNP Paribas SA	12/20/24	B	USD	1,965		235,428	288,932	(53,504)
United Rentals North America, Inc.	5.00%	Quarterly	Citibank NA	12/20/24	BB-	USD	4,455		783,292	792,551	(9,259)
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	1,000		(27,078)	(26,488)	(590)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	581		(47,950)	(83,351)	35,401
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	66		(5,468)	(9,505)	4,037
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	2,014		(166,145)	(288,806)	122,661
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	1,772		408,719	301,062	107,657
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	9,130		2,106,018	1,794,929	311,089
Ziggo Bond Co. BV	5.00%	Quarterly	Credit Suisse International	06/20/26	B-	EUR	6,000		1,265,442	1,237,712	27,730
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	1,140		268,775	288,322	(19,547)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	120		28,292	30,350	(2,058)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	2,140		504,544	541,236	(36,692)
Ziggo Bond Co. BV	5.00%	Quarterly	Citibank NA	12/20/26	B-	EUR	2,500		533,608	298,428	235,180
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	12,770		(984,518)	(1,197,072)	212,554
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	3,510		(270,607)	(329,031)	58,424
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	380		(29,296)	(35,622)	6,326
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/29	B	EUR	3,660		986,868	878,309	108,559
CMBX.NA.7.AA	1.50%	Monthly	Credit Suisse International	01/17/47	NR	USD	2,292		62,812	(168,048)	230,860
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	685		(18,539)	(71,809)	53,270
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	7,185		(194,452)	(804,970)	610,518
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	3,788		(102,517)	(368,500)	265,983
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	960		(25,981)	(114,809)	88,828
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	1,674		(45,304)	(172,410)	127,106
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	NR	USD	270		(8,842)	(22,616)	13,774
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB-	USD	2,440		(205,459)	(188,468)	(16,991)

									$(6,472)	$(5,574,759)	$5,568,287

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

1 day BZDIOVER	At Termination	9.48%	At Termination	Citibank NA	N/A		01/02/20	BRL	223,443	$4,158,648	$—	$4,158,648
1 day BZDIOVER	At Termination	12.17%	At Termination	JPMorgan Chase Bank NA	N/A		01/04/21	BRL	58,515	3,807,136	—	3,807,136
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	N/A		05/16/21	USD	5,230	(181,541)	—	(181,541)
4.77%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/18/20	(a)	03/18/22	INR	4,520,168	124,595	—	124,595
6 month THBFIX	Semi-Annual	1.20%	Semi-Annual	BNP Paribas SA	03/18/20	(a)	03/18/22	THB	3,812,531	(172,062)	—	(172,062)
6 month THBFIX	Semi-Annual	1.20%	Semi-Annual	Citibank NA	03/18/20	(a)	03/18/22	THB	1,237,179	(55,835)	—	(55,835)
4.65%	Semi-Annual	1 day MIBOR	Semi-Annual	Goldman Sachs International	03/18/20	(a)	03/18/22	INR	4,166,061	242,830	—	242,830
6 month THBFIX	Semi-Annual	1.25%	Semi-Annual	Goldman Sachs International	03/18/20	(a)	03/18/22	THB	992,550	(16,022)	—	(16,022)
1 day BZDIOVER	At Termination	12.40%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	29,476	3,347,273	—	3,347,273
1 day BZDIOVER	At Termination	6.35%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	477,235	1,335,412	—	1,335,412
1 day BZDIOVER	At Termination	8.20%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	91,201	1,863,615	—	1,863,615
1 day BZDIOVER	At Termination	8.26%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	90,667	1,881,560	—	1,881,560
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	307,031	6,400,955	—	6,400,955
1 day BZDIOVER	At Termination	8.38%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	74,851	1,730,455	—	1,730,455
1 day BZDIOVER	At Termination	9.45%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	82,529	3,700,415	—	3,700,415
1 day BZDIOVER	At Termination	9.45%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	17,491	784,246	—	784,246
1 day BZDIOVER	At Termination	8.67%	At Termination	Citibank NA	N/A		01/02/25	BRL	224,042	7,530,943	—	7,530,943
1 day BZDIOVER	At Termination	6.72%	At Termination	Morgan Stanley & Co. International plc	N/A		01/02/25	BRL	248,904	730,620	—	730,620
1 day MIBOR	Semi-Annual	4.99%	Semi-Annual	Bank of America NA	03/18/20	(a)	03/18/25	INR	1,120,870	(24,120)	—	(24,120)
6 month THBFIX	Semi-Annual	1.26%	Semi-Annual	Bank of America NA	03/18/20	(a)	03/18/25	THB	3,260,070	(529,138)	—	(529,138)
6 month THBFIX	Semi-Annual	1.34%	Semi-Annual	Bank of America NA	03/18/20	(a)	03/18/25	THB	870,526	(33,907)	—	(33,907)
1 day MIBOR	Semi-Annual	5.09%	Semi-Annual	Citibank NA	03/18/20	(a)	03/18/25	INR	1,406,330	59,292	—	59,292
6 month THBFIX	Semi-Annual	1.39%	Semi-Annual	Citibank NA	03/18/20	(a)	03/18/25	THB	870,526	28,447	—	28,447
6 month THBFIX	Semi-Annual	1.32%	Semi-Annual	Goldman Sachs International	03/18/20	(a)	03/18/25	THB	849,440	(56,071)	—	(56,071)
4.74%	Semi-Annual	1 day MIBOR	Semi-Annual	HSBC Bank plc	03/18/20	(a)	03/18/25	INR	5,344,449	913,422	—	913,422
5.00%	Semi-Annual	1 day MIBOR	Semi-Annual	HSBC Bank plc	03/18/20	(a)	03/18/25	INR	2,850,000	39,826	—	39,826
4.86%	Semi-Annual	1 day MIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/18/20	(a)	03/18/25	INR	10,690,501	1,085,046	—	1,085,046
4.75%	Semi-Annual	1 day MIBOR	Semi-Annual	Nomura International plc	03/18/20	(a)	03/18/25	INR	3,703,523	605,028	—	605,028
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	N/A		07/17/25	MXN	301,428	(195,045)	—	(195,045)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	N/A		08/06/25	MXN	904,077	(622,063)	—	(622,063)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	218,180	—	218,180
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	218,180	—	218,180

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	N/A		08/11/25	MXN	1,149,713	$818,024	$—	$818,024
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	N/A		12/05/25	MXN	35,971	(31,522)	—	(31,522)
28 day MXIBTIIE	Monthly	6.02%	Monthly	Citibank NA	N/A		03/24/26	MXN	969,089	(1,595,600)	—	(1,595,600)
7.64%	Monthly	28 day MXIBTIIE	Monthly	UBS AG	N/A		11/18/26	MXN	517,782	(1,506,707)	—	(1,506,707)
7.71%	Monthly	28 day MXIBTIIE	Monthly	BNP Paribas SA	N/A		11/19/26	MXN	1,002,958	(3,128,599)	—	(3,128,599)
6 month THBFIX	Semi-Annual	1.38%	Semi-Annual	Goldman Sachs International	03/18/20	(a)	03/18/30	THB	1,666,780	(468,987)	—	(468,987)
6 month THBFIX	Semi-Annual	1.46%	Semi-Annual	Nomura International plc	03/18/20	(a)	03/18/30	THB	401,760	(14,940)	—	(14,940)

										$32,991,989	$—	$32,991,989

(a)	Forward swap.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

SPDR Bloomberg Barclays High Yield Bond ETF	Quarterly	3 month LIBOR minus 0.60%	Quarterly	Citibank NA	10/10/19	USD	529	$(417,474)	$—	$(417,474)
Consumer Staples Select Sector SPDR Fund	Monthly	1 month LIBOR	Monthly	Merrill Lynch International & Co.	11/13/19	USD	230	(159,189)	—	(159,189)
Energy Select Sector SPDR Fund	Monthly	1 month LIBOR minus 0.10%	Quarterly	Merrill Lynch International & Co.	11/13/19	USD	182	248,356	—	248,356
Materials Select Sector SPDR Fund	Monthly	1 month LIBOR minus 0.05%	Monthly	Merrill Lynch International & Co.	11/13/19	USD	208	143,053	—	143,053
Utilities Select Sector SPDR Fund	Monthly	1 month LIBOR minus 0.15%	Monthly	Merrill Lynch International & Co.	11/13/19	USD	255	(574,273)	—	(574,273)
1 month LIBOR minus 0.40%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	Citibank NA	11/21/19	USD	350	(103,504)	—	(103,504)
1 month LIBOR plus 0.10%	Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Monthly	Citibank NA	11/25/19	USD	2,000	(804,205)	—	(804,205)
Canadian Natural Resources Ltd.	Quarterly	3 month LIBOR minus 0.45%	Quarterly	BNP Paribas SA	11/27/19	USD	56	(236,346)	—	(236,346)
1 month LIBOR plus 0.35%	Monthly	iShares JP Morgan USD Emerging Markets Bond	ETF Monthly	Citibank NA	12/11/19	USD	1,715	(819,945)	—	(819,945)
3 month LIBOR plus 0.20%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	Merrill Lynch International & Co.	12/20/19	USD	1,500	68,691	—	68,691
3 month LIBOR plus 0.23%	At Termination	iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	JPMorgan Chase Bank NA	12/20/19	USD	1,400	2,039,148	—	2,039,148

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Markit iBoxx EUR Corporates Total Return Index	At Termination	3 month EURIBOR	Quarterly	Citibank NA	12/20/19	EUR	12,000	$49,437	$(4,272)	$53,709
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR	Quarterly	JPMorgan Chase Bank NA	12/20/19	EUR	6,000	(65,021)	(2,120)	(62,901)
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR	At Termination	JPMorgan Chase Bank NA	12/20/19	EUR	9,500	71,525	(108)	71,633
iShares iBoxx $ Investment Grade Corporate Bond ETF Monthly		3 month LIBOR plus 0.20%	At Termination	Citibank NA	12/30/19	USD	1,500	(81,402)	—	(81,402)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1 month LIBOR minus 0.47%	Monthly	Merrill Lynch International & Co.	03/17/20	USD	121	258,804	—	258,804
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1 month LIBOR plus 0.05%	Monthly	Merrill Lynch International & Co.	03/30/20	USD	967	(24,175)	—	(24,175)
Occidental Petroleum Corp	Quarterly	3 month LIBOR	Quarterly	BNP Paribas SA	05/15/20	USD	129	(153,916)	—	(153,916)
Intelsat SA	Quarterly	3 month LIBOR minus 0.52%	Quarterly	Credit Suisse International	06/11/20	USD	219	(147,462)	—	(147,462)
Quorum Health Corp.	Quarterly	3 month LIBOR minus 1.25%	Quarterly	JPMorgan Chase Bank NA	06/11/20	USD	548	104,350	—	104,350
Sprint Corp.	Quarterly	3 month LIBOR	Quarterly	Citibank NA	06/11/20	USD	548	419,988	—	419,988
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	JPMorgan Chase Bank NA	06/20/20	USD	4,389	(12,548)	(25,414)	12,866
Consumer Staples Select Sector SPDR Fund	Monthly	1 month LIBOR plus 0.05%	Monthly	Merrill Lynch International & Co.	07/11/20	USD	167	(96,453)	—	(96,453)
iShares Transportation Average ETF	Monthly	1 month LIBOR minus 0.90%	Monthly	Merrill Lynch International & Co.	07/11/20	USD	54	390,448	—	390,448
SPDR S&P Retail ETF	Monthly	1 month LIBOR minus 0.95%	Monthly	BNP Paribas SA	07/13/20	USD	119	(32,643)	—	(32,643)
SPDR S&P Retail ETF	Monthly	1 month LIBOR minus 0.95%	Monthly	Citibank NA	07/13/20	USD	235	241,015	—	241,015
Sprint Corp.	Quarterly	3 month LIBOR minus 0.08%	Quarterly	BNP Paribas SA	07/17/20	USD	730	496,683	—	496,683
Charter Communications, Inc.	Quarterly	3 month LIBOR minus 0.25%	Quarterly	BNP Paribas SA	08/05/20	USD	4	(114,083)	—	(114,083)
SPDR S&P Oil & Gas Exploration & Production ETF	Quarterly	3 month LIBOR minus 0.63%	Quarterly	BNP Paribas SA	08/05/20	USD	56	(27,047)	—	(27,047)
Charter
Communications, Inc.	Quarterly	3 month LIBOR minus 0.10%	Quarterly	BNP Paribas SA	08/26/20	USD	8	(101,851)	—	(101,851)
3 month LIBOR	Quarterly	GSVISK10 Index	Quarterly	Goldman Sachs International	09/09/20	USD	6,745	6,688	—	6,688
Tidewater, Inc	Quarterly	3 month LIBOR minus 0.30%	Quarterly	BNP Paribas SA	09/29/20	USD	32	—	—	—

								$566,649	$(31,914)	$598,563

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Merrill Lynch International	02/15/23	$(11,278,003)	$1,926,992	(b)	$(9,334,008)	0.2%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of    interest, based on a specified benchmark, plus or minus a spread in a range of 20-2200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate:

    EUR 1 Month

    EUR 1

Week Intercontinental Exchange LIBOR:

    GBP 1 Week

    USD 1 Month

    USD 1 Week

(b)	Amount includes $(17,003) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of September 30, 2019, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
Erste Group Bank AG	15,417	$509,525	(5.5)%

France
BNP Paribas SA	57,203	2,781,032	(29.8)
Credit Agricole SA	65,692	795,122	(8.5)

		3,576,154

Germany
Tele Columbus AG	1,105,052	2,122,243	(22.7)

Italy
Telecom Italia SpA	12,134,061	6,769,956	(72.5)
UniCredit SpA	98,344	1,159,181	(12.4)

		7,929,137

Luxembourg
SES SA, FDR	113,946	2,076,945	(22.2)

Netherlands
Altice Europe NV	129,476	676,853	(7.2)

Spain
CaixaBank SA	237,219	622,222	(6.6)

United Kingdom
Arrow Global Group plc	1,024,490	2,733,466	(29.3)

	Shares	Value	% of Basket Value

United States
International Game Technology plc	128,266	$1,822,660	(19.5)%

Total Reference Entity — Long		22,069,205

Reference Entity — Short

France
Casino Guichard Perrachon SA	(50,379)	(2,404,535)	25.7%

Ghana
Tullow Oil plc	(1,679,079)	(4,400,673)	47.1

Israel
Teva Pharmaceutical Industries Ltd., ADR	(202,750)	(1,394,920)	14.9

Spain
Distribuidora Internacional de Alimentacion SA	(100,000)	(57,985)	0.6

United States
CommScope Holding Co., Inc.	(131,000)	(1,540,560)	16.5
Discovery, Inc., Class A	(87,500)	(2,330,125)	25.0
Ford Motor Co.	(100,000)	(916,000)	9.8
Invesco QQQ Trust	(8,500)	(1,604,885)	17.2
Invesco Senior Loan ETF	(83,500)	(1,886,265)	20.2
iShares iBoxx $ High Yield Corporate Bond ETF	(57,500)	(5,012,275)	53.7
iShares Russell 2000 ETF	(16,000)	(2,421,440)	25.9
Netflix, Inc.	(6,250)	(1,672,625)	17.9
SPDR S&P 500 ETF Trust	(16,000)	(4,748,320)	50.9
VanEck Vectors Semiconductor ETF	(8,500)	(1,012,605)	10.8

		(23,145,100)

Total Reference Entity — Short		(31,403,213)

Net Value of Reference Entity — Merrill Lynch International		$(9,334,008)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day Fed Funds	1 day Fed Funds	1.90%
1 day MIBOR	Mumbai Interbank Offered Rate	5.52%
1 month HICPXT	Harmonized Index Of Consumer Prices Excluding Tobacco	0.19%
1 month LIBOR	London Interbank Offered Rate	2.02%
1 month USCPI	U.S. Consumer Price Index	1.70%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.00%
3 month BA	Canadian Bankers Acceptances	1.97%
3 month LIBOR	London Interbank Offered Rate	2.09%
3 month STIBOR	Stockholm Interbank Offered Rate	(0.07%)
6 month BUBOR	Budapest Interbank Offered Rate	0.25%
6 month CHF LIBOR	London Interbank Offered Rate	(0.72%)
6 month CIBOR	Copenhagen Interbank Offered Rate	(0.33%)
6 month EURIBOR	Euro Interbank Offered Rate	(0.42%)
6 month GBP LIBOR	London Interbank Offered Rate	0.83%
6 month JPY LIBOR	London Interbank Offered Rate	(0.05%)
6 month NIBOR	Nigerian Interbank Offered rate	1.91%
6 month PRIBOR	Prague Interbank Offered Rate	2.19%
6 month SOR	Singapore Interbank Offered Rate	1.94%
6 month THBFIX	Thai Baht Interest Rate Fixing	1.72%

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PHP	Philippine Peso

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BUBOR	Budapest Interbank Offered Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDO	Collateralized Debt Obligation

CIBOR	Copenhagen Interbank Offered Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

CVA	Certification Van Aandelon (Dutch Certificate)

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FDR	Fiduciary Depositary Receipt

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

NASDAQ	National Association of Securities Dealers Automated

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

PRIBOR	Prague Interbank Offered Rate

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

SOR	Singapore Interbank Offered Rate

SPDR	Standard & Poor’s Depositary Receipts

STIBOR	Stockholm Interbank Offered Rate

TBA	To-be-announced

THBFIX	Thai Baht Interest Rate Fixing

USCPI	U.S. Consumer Price Index

VRDN	Variable Rate Demand Notes

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands	$—	$2,354,930,353	$—	$2,354,930,353
France	—	5,948,960	—	5,948,960
Ireland	—	74,261,477	2,167,366	76,428,843
Italy	—	245,300	—	245,300
Luxembourg	—	1,317,309	—	1,317,309
Netherlands	—	23,708,043	—	23,708,043
Portugal	—	25,954,309	15,151,396	41,105,705
United Kingdom	—	40,738,417	—	40,738,417
United States	—	2,007,525,259	336,546,743	2,344,072,002
Common Stocks:
Canada	1,342,465	—	—	1,342,465
France	—	9,529,180	—	9,529,180
Germany	—	27,323,898	—	27,323,898
Italy	—	23,728,206	—	23,728,206
Luxembourg	—	733,509	—	733,509
Netherlands	11,809,512	20,454,097	—	32,263,609
Spain	—	4,634,392	—	4,634,392
United Kingdom	2,451,191	—	143,593	2,594,784
United States	363,416,256	—	—	363,416,256
Corporate Bonds
Argentina	—	35,677,100	—	35,677,100
Australia	—	43,549,446	—	43,549,446
Austria	—	86,956,954	—	86,956,954
Belgium	—	89,215,359	—	89,215,359
Brazil	—	263,544,148	—	263,544,148
Canada	—	165,224,360	—	165,224,360
Cayman Islands	—	13,656,792	—	13,656,792
Chile	—	12,750,111	—	12,750,111
China	—	778,282,682	—	778,282,682
Colombia	—	24,736,887	—	24,736,887
Czech Republic	—	9,276,438	—	9,276,438
Denmark	—	20,537,349	—	20,537,349
Dominican Republic	—	5,235,938	—	5,235,938
France	—	218,440,047	—	218,440,047
Germany	—	218,038,624	—	218,038,624

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total

Ghana	$—	$7,171,000	$—	$7,171,000
Greece	—	1,652,957	—	1,652,957
Guatemala	—	4,093,110	—	4,093,110
Guernsey	—	1,797,669	—	1,797,669
Hong Kong	—	47,036,756	—	47,036,756
India	—	82,050,993	—	82,050,993
Indonesia	—	29,827,374	—	29,827,374
Ireland	—	117,841,257	—	117,841,257
Israel	—	28,593,902	—	28,593,902
Italy	—	243,531,767	—	243,531,767
Jamaica	—	10,510,754	—	10,510,754
Japan	—	280,643,162	—	280,643,162
Jersey	—	19,297,884	—	19,297,884
Kuwait	—	3,285,975	—	3,285,975
Luxembourg	—	179,247,133	—	179,247,133
Macau	—	10,395,000	—	10,395,000
Malaysia	—	50,837,788	—	50,837,788
Mexico	—	123,240,722	—	123,240,722
Mongolia	—	7,897,500	—	7,897,500
Netherlands	—	289,656,892	—	289,656,892
Nigeria	—	16,116,709	—	16,116,709
Norway	—	1,398,626	—	1,398,626
Peru	—	23,670,813	—	23,670,813
Philippines	—	1,859,761	—	1,859,761
Portugal	—	9,494,282	—	9,494,282
Russia	—	16,449,390	—	16,449,390
Saudi Arabia	—	40,154,506	—	40,154,506
Singapore	—	53,395,289	—	53,395,289
South Africa	—	2,154,150	—	2,154,150
South Korea	—	80,026,217	—	80,026,217
Spain	—	373,721,143	—	373,721,143
Sweden	—	19,369,445	—	19,369,445
Switzerland	—	138,753,776	—	138,753,776
Taiwan	—	14,317,058	—	14,317,058
Thailand	—	42,874,798	—	42,874,798
Turkey	—	5,839,521	—	5,839,521
Ukraine	—	17,325,000	—	17,325,000
United Arab Emirates	—	41,131,431	—	41,131,431
United Kingdom	—	582,323,401	—	582,323,401
United States	—	6,753,033,683	106,586,812	6,859,620,495
Vietnam	—	34,326,596	—	34,326,596
Floating Rate Loan Interests:
Brazil	—	—	4,255,332	4,255,332
Canada	—	45,084,891	—	45,084,891
Denmark	—	2,860,206	—	2,860,206
France	—	8,001,632	—	8,001,632
Germany	—	8,456,738	—	8,456,738
Indonesia	—	—	5,520,000	5,520,000
Luxembourg	—	29,802,447	31,756,420	61,558,867
Netherlands	—	40,075,996	—	40,075,996
Norway	—	2,714,657	—	2,714,657
Poland	—	3,188,104	—	3,188,104
Spain	—	30,020,890	—	30,020,890
Sweden	—	3,791,478	—	3,791,478
Switzerland	—	5,878,453	—	5,878,453
United Kingdom	—	28,773,239	2,190,800	30,964,039
United States	—	538,073,817	454,195,715	992,269,532
Foreign Agency Obligations(a)	—	516,440,999	—	516,440,999
Foreign Government Obligations(a)	—	4,649,713,525	—	4,649,713,525
Investment Companies	415,367,748	—	—	415,367,748
Municipal Bonds	—	1,619,071,466	—	1,619,071,466
Non-Agency Mortgage-Backed Securities:
Cayman Islands	—	30,528,173	20,729,448	51,257,621
Ireland	—	23,548,845	—	23,548,845
Italy	—	8,389,124	—	8,389,124
Netherlands	—	8,085,648	—	8,085,648

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total

United Kingdom	$—	$196,669,090	$—	$196,669,090
United States	—	2,023,222,042	96,832,050	2,120,054,092
Preferred Securities:
Netherlands	—	1,264,402	—	1,264,402
United Kingdom	—	5,604,675	—	5,604,675
United States	23,109,617	158,502,196	—	181,611,813
U.S. Government Sponsored Agency Securities	—	22,661,251,003	—	22,661,251,003
U.S. Treasury Obligations	—	1,995,851,021	—	1,995,851,021
Warrants(a)	251,738	—	—	251,738
Short-Term Securities:
Borrowed Bond Agreements	—	776,213,287	—	776,213,287
Foreign Government Obligations(a)	—	47,502,246	—	47,502,246
Money Market Funds	599,127,052	—	—	599,127,052
Options Purchased:
Credit contracts	—	929,193	—	929,193
Equity contracts	73,843,297	2,763,494	—	76,606,791
Foreign currency exchange contracts	—	76,934,132	—	76,934,132
Interest rate contracts	16,045,602	270,416,910	—	286,462,512
Liabilities:
Investments:
Borrowed Bonds	—	(780,233,771)	—	(780,233,771)
TBA Sale Commitments	—	(10,210,314,384)	—	(10,210,314,384)

Subtotal	$1,506,764,478	$41,241,575,998	$1,076,075,675	$43,824,416,151

Investments Valued at Net Asset Value (“NAV”)(b)				44,097,964

Total Investments				$43,868,514,115

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$24,598,333	$—	$24,598,333
Equity contracts	3,713,502	6,344,216	—	10,057,718
Foreign currency exchange contracts	—	144,845,845	—	144,845,845
Interest rate contracts	34,488,562	201,670,892	—	236,159,454
Other contracts	—	19,187	—	19,187
Liabilities:
Credit contracts	—	(15,960,601)	—	(15,960,601)
Equity contracts	(28,132,659)	(4,392,057)	—	(32,524,716)
Foreign currency exchange contracts	—	(146,191,285)	—	(146,191,285)
Interest rate contracts	(104,063,461)	(507,761,266)	—	(611,824,727)
Other contracts	—	(6,330,112)	—	(6,330,112)

	$(93,994,056)	$(303,156,848)	$—	$(397,150,904)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Income Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Unfunded Floating Rate Loan Interests	U.S. Government Sponsored Agency Securities	Warrants	Total

Investments:
Assets/Liabilities:
Opening balance, as of December 31, 2018	$123,457,998	$632,529	$20,131,614	$558,794,096	$264,744,952	$169,957	$(36,306)	$1,722,395	$6,158	$969,623,393
Transfers into level 3	180,184,097	—	—	6,439,960	—	—	—	—	—	186,624,057
Transfers out of level 3	(23,052,990)	—	(142,177)	(40,609,524)	(47,961,958)	—	—	(1,722,395)	—	(113,489,044)
Other(a)	57,358,841	—	—	—	(57,358,841)	—	—	—	—	—
Accrued discounts/premiums	1,279,958	—	—	623,673	2,022,689	—	—	—	—	3,926,320
Net realized gain (loss)	(1,658,078)	(987,644)	—	1,575,517	(337,471)	(733,861)	—	—	(341,996)	(2,483,533)
Net change in unrealized appreciation (depreciation)(b)	7,935,638	995,891	1,416,940	(1,137,369)	1,505,020	736,524	36,306	—	335,838	11,824,788
Purchases	82,354,989	145,256	87,143,000	286,320,237	28,475,794	—	—	—	—	484,439,276
Sales	(73,994,948)	(642,439)	(1,962,565)	(314,088,323)	(73,528,687)	(172,620)	—	—	—	(464,389,582)

Closing balance, as of September 30, 2019	$353,865,505	$143,593	$106,586,812	$497,918,267	$117,561,498	$—	$—	$—	$—	$1,076,075,675

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(b)	$4,447,006	$(1,663)	$1,373,347	$18,348	$(1,365,191)	$—	$—	$—	$—	$4,471,847

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.